As filed with the Securities and Exchange Commission on October 8, 1999

                                                        Registration No. 2-14069
                                                                File No. 811-810

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                              SECURITIES ACT OF 1933                 |X|

                            PRE-EFFECTIVE AMENDMENT NO.              [ ]
                          POST-EFFECTIVE AMENDMENT NO. 89            |X|


                                     AND/OR

                             REGISTRATION STATEMENT
                                    UNDER THE
                          INVESTMENT COMPANY ACT OF 1940             |X|

                                 AMENDMENT NO. 37                    |X|

                        (CHECK APPROPRIATE BOX OR BOXES.)

                                   ----------

                               PHOENIX SERIES FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                   ----------

                       101 MUNSON STREET, GREENFIELD, MA         01301
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)  (ZIP CODE)

            C/O PHOENIX EQUITY PLANNING CORPORATION--CUSTOMER SERVICE

                                 (800) 243-1574
                          REGISTRANT'S TELEPHONE NUMBER

                                   ----------

                               PAMELA S. SINOFSKY
                            ASSISTANT VICE PRESIDENT
                              AND ASSISTANT COUNSEL
                        PHOENIX INVESTMENT PARTNERS, LTD.
                               56 PROSPECT STREET
                           HARTFORD, CONNECTICUT 06115
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):


  |X| IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

  [ ] ON        PURSUANT TO PARAGRAPH (B), OR

  [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(I)

  [ ] ON        PURSUANT TO PARAGRAPH (A)(I)
  [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(II)
  [ ] ON PURSUANT TO PARAGRAPH (A)(II) OF RULE 485
  IF APPROPRIATE, CHECK THE FOLLOWING BOX:
  [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
      PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

================================================================================

                               PHOENIX SERIES FUND

                  CROSS REFERENCE SHEET PURSUANT TO RULE 495(A)

                                     PART A

                       INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER FORM N-1A, PART A                                                         PROSPECTUS CAPTION
-----------------------------                                                         ------------------

1.     Front and Back Cover Pages...............................        Cover Page, Back Cover Page
2.     Risk/Return Summary: Investments, Risks, Performance.....        Investment Risk and Return Summary
3.     Risk/Return Summary: Fee Table...........................        Fund Expenses
4.     Investment Objectives, Principal Investment Strategies,          Investment Risk and Return Summary; Investment
       and Related Risks........................................        Strategies; Risks Related to Investment Strategies
5.     Management's Discussion of Fund Performance..............        Performance Tables
6.     Management, Organization, and Capital Structure..........        Management of the Fund
7.     Shareholder Information..................................        Pricing of Fund Shares; Sales Charges; Your
                                                                        Account; How to Buy Shares; How to Sell Shares;
                                                                        Things to Know When Selling Shares; Account
                                                                        Policies; Investor Services; Tax Status of Distributions
8.     Distribution Arrangements................................        Sales Charges
9.     Financial Highlights Information.........................        Financial Highlights


                                     PART B

           INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

ITEM NUMBER FORM N-1A, PART B                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
-----------------------------                                           -------------------------------------------

10.    Cover Page and Table of Contents.........................        Cover Page, Table of Contents
11.    Fund History.............................................        The Fund
12.    Description of the Fund and Its Investment Risks.........        Investment Objectives and Policies; Investment
                                                                        Restrictions
13.    Management of the Fund...................................        Management of the Trust
14.    Control Persons and Principal Holders of Securities......        Management of the Trust
15.    Investment Advisory and Other Services...................        Services of the Adviser; The Distributor;
                                                                        Distribution Plans; Other Information
16.    Brokerage Allocation and Other Practices.................        Portfolio Transactions and Brokerage
17.    Capital Stock and Other Securities......................         Other Information
18.    Purchase, Redemption, and Pricing of Shares..............        Net Asset Value; How to Buy Shares; Investor
                                                                        Account Services; Redemption of Shares; Tax
                                                                        Sheltered Retirement Plans
19.    Taxation of the Fund.....................................        Dividends, Distributions and Taxes
20.    Underwriters.............................................        The Distributor
21.    Calculation of Performance Data..........................        Performance Information
22.    Financial Statements.....................................        Financial Statements


                                     PART C

      INFORMATION REQUIRED TO BE INCLUDED IN PART C IS SET FORTH UNDER THE APPROPRIATE ITEM, SO NUMBERED, IN PART C OF THIS REGISTRATION STATEMENT.

Phoenix Investment Partners

                              Prospectus

                                               October 8, 1999



-------- DUFF & PHELPS

         Phoenix-Duff & Phelps
         Core Bond Fund



-------- ENGEMANN

         Phoenix-Engemann
         Aggressive Growth Fund

         Phoenix-Engemann
         Capital Growth Fund



-------- GOODWIN

         Phoenix-Goodwin
         High Yield Fund

         Phoenix-Goodwin
         Money Market Fund



-------- OAKHURST

         Phoenix-Oakhurst
         Balanced Fund


                                      Neither the Securities and Exchange
                                      Commission nor any state securities
                                      commission has approved or disapproved
                                      of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                      This prospectus contains important
                                      information that you should know before
                                      investing in the Phoenix-Duff & Phelps
                                      Core Bond Fund, the Phoenix-Engemann
                                      Aggressive Growth Fund, the Phoenix-
                                      Engemann Capital Growth Fund, the
                                      Phoenix-Goodwin High Yield Fund, the
                                      Phoenix-Goodwin Money Market Fund,
                                      and the Phoenix-Oakhurst Balanced Fund.
                                      Please read it carefully and retain it for future reference.


[logo] PHOENIX
       INVESTMENT PARTNERS

                      Table of Contents
--------------------------------------------------------------------------------


                      Phoenix-Duff & Phelps Core Bond Fund
                         Investment Risk and Return Summary...............     1
                         Fund Expenses....................................     4
                         Management of the Fund...........................     5
                      Phoenix-Engemann Aggressive Growth Fund

                         Investment Risk and Return Summary...............     7
                         Fund Expenses....................................     9
                         Investment Strategies............................    10
                         Risks Related to Investment Strategies...........    11
                         Management of the Fund...........................    12
                      Phoenix-Engemann Capital Growth Fund
                         Investment Risk and Return Summary...............    15
                         Fund Expenses....................................    18
                         Investment Strategies............................    19
                         Risks Related to Investment Strategies...........    21
                         Management of the Fund...........................    24
                      Phoenix-Goodwin High Yield Fund
                         Investment Risk and Return Summary...............    26
                         Fund Expenses....................................    29
                         Investment Strategies............................    30
                         Risks Related to Investment Strategies...........    32
                         Management of the Fund...........................    35
                      Phoenix-Goodwin Money Market Fund
                         Investment Risk and Return Summary...............    37
                         Fund Expenses....................................    40
                         Investment Strategies............................    41
                         Risks Related to Investment Strategies...........    42
                         Management of the Fund...........................    44
                      Phoenix-Oakhurst Balanced Fund
                         Investment Risk and Return Summary...............    45
                         Fund Expenses....................................    48
                         Investment Strategies............................    49
                         Risks Related to Investment Strategies...........    50
                         Management of the Fund...........................    54
                      Pricing of Fund Shares..............................    56
                      Sales Charges.......................................    57
                      Your Account........................................    59
                      How to Buy Shares...................................    60
                      How to Sell Shares..................................    61
                      Things You Should Know When Selling Shares..........    61
[arrow]Phoenix        Account Policies....................................    63
       Series         Investor Services...................................    64
       Fund           Tax Status of Distributions.........................    65
                      Financial Highlights................................    66
                      Additional Information..............................    73

PHOENIX-DUFF & PHELPS CORE BOND FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES


Phoenix-Duff & Phelps Core Bond Fund has an investment objective to seek both current income and capital appreciation. There is no guarantee that the fund will achieve its objective.


PRINCIPAL INVESTMENT STRATEGIES

[arrow] Under normal circumstances, the fund will invest at least 65% of its total assets in investment grade debt securities of U.S. issuers.

[arrow] The fund intends to maintain an average credit quality of investments of "A" or better as rated by Moody's Investors Services, Inc. or Standard & Poors.


[arrow] The fund may invest in corporate bonds, short-term instruments, U.S. Government securities, mortgage-backed and asset-backed securities, Collateralized Mortgage Obligations (CMOs) and municipal securities.

[arrow] Using a top-down investment process, the adviser formulates an economic outlook, which leads to forecasted behavior of interest rates. To select securities for portfolio investment, the adviser seeks to identify those securities that offer an attractive yield while maintaining high credit quality. For buy and sell decisions, the adviser utilizes fundamental economic and credit research. Within the mortgage-backed and Treasury sectors, the buy and sell discipline relies on the use of financial models to ascertain relative value.


[arrow] Debt securities selected for investment may be of any maturity. However, fund investments will have an average maturity of 5 to 10 years.


PRINCIPAL RISKS

If you invest in this fund you risk that you may lose your investment.


GENERAL

The market value of your shares and the level of income you receive are subject to risks associated with the types of securities selected for fund investment, including interest rate risk and credit risk. Neither the fund nor the adviser can assure you that a particular level of income will consistently be achieved.


INTEREST RATE RISK

The market value of your shares will be directly affected by trends in interest rates. If interest rates rise, the value of debt securities generally will fall. Because the fund may hold securities

                                         Phoenix-Duff & Phelps Core Bond Fund  1
with longer maturities, the net asset value of the fund may experience greater price fluctuations in response to changes in interest rates than funds that hold only securities with short-term maturities. Prices of longer-term securities are affected more by interest rate changes than prices of shorter-term securities.



CREDIT RISK

Credit risk pertains to the issuers ability to make scheduled interest or principal payments. Generally, securities rated in the lower rating categories have a greater chance that the issuer will be unable to make such payments when due.



U.S. GOVERNMENT OBLIGATIONS


Obligations issued or guaranteed by the U.S. Government, agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid to holders of the securities. They do not guarantee that the value of fund shares will increase.



MORTGAGED-BACKED AND ASSET-BACKED SECURITIES AND CMOS

Early payoffs on the underlying loans in mortgage-backed and asset-backed securities and CMOs may result in the fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest the proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred.


MUNICIPAL SECURITIES

Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source (so called "revenue bonds"). If the source does not perform as expected, principal and income payments may not be made on time or at all.


IMPACT OF THE YEAR 2000 ISSUE ON FUND INVESTMENTS


The Year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is the possibility that some or all of an entity's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If an entity whose securities are held by the fund does not "fix" its Year 2000 issue, it is possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of entities whose securities are held by the fund.



PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Duff & Phelps Core Bond Fund. The bar chart shows changes in the fund's Class A Shares

2  Phoenix-Duff & Phelps Core Bond Fund
performance from year to year over a 10-year period.(1) The table below shows how the fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


CORE BOND FUND

[GRAPHIC OMITTED]

     CALENDAR YEAR       ANNUAL RETURN (%)
          1989                11.73
          1990                 8.20
          1991                14.04
          1992                 8.02
          1993                 7.95
          1994                -3.34
          1995                17.24
          1996                 1.93
          1997                 9.19
          1998                 6.56


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 6.91% (quarter ending June 30, 1989) and the lowest return for a quarter was (2.73)% (quarter ending March 31,
1994). Year-to-date performance (through September 30, 1999) was (2.58)%.


-----------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns                                                      Life of the Fund(2)
   (for the periods ending 12/31/98)(1)  One Year    Five Years   Ten Years   -----------------------------------
                                                                               Class A     Class B    Class C
-----------------------------------------------------------------------------------------------------------------
   Class A Shares                          1.54%       5.05%        7.48%       6.60%        --          --
-----------------------------------------------------------------------------------------------------------------
   Class B Shares                          1.97%        N/A          N/A          --        5.25%        --
-----------------------------------------------------------------------------------------------------------------
   Class C Shares(3)                        N/A         N/A          N/A         N/A         N/A         N/A
-----------------------------------------------------------------------------------------------------------------

   Lehman Brothers Aggregate Bond
   Index(4)                                8.69%       7.27%        9.26%       8.51%(5)    7.61%(6)     N/A

-----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares.

(2) Class A Shares since March 9, 1987 and Class B Shares since February 24,
1994.

(3) Class C Shares will be offered as of the effective date of this prospectus.

(4) The Lehman Brothers Aggregate Bond Index is an unmanaged but commonly used measure of bond performance. It is a combination of several Lehman Brothers fixed income indices. The index's performance does not reflect sales charges.

(5) The Lehman Brothers Aggregate Bond Index does not calculate performance daily; therefore, the return shown is since February 28, 1987.

(6) The Lehman Brothers Aggregate Bond Index does not calculate performance daily; therefore, the return shown is since February 28, 1994.

                                         Phoenix-Duff & Phelps Core Bond Fund  3

FUND EXPENSES
--------------------------------------------------------------------------------



This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A          CLASS B           CLASS C
                                                               SHARES            SHARES         SHARES (b)
                                                               ------            ------         ----------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                   4.75%             None             None
Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)        None             5% (a)           1% (c)
Maximum Sales Charge (load) Imposed on Reinvested
Dividends                                                       None              None             None
Redemption Fee                                                  None              None             None
Exchange Fee                                                    None              None             None
                                                          -----------------------------------------------------
                                                               CLASS A          CLASS B           CLASS C
                                                               SHARES            SHARES         SHARES (b)
                                                               ------            ------         ----------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                                 0.45%            0.45%             0.45%
Distribution and Service (12b-1) Fees (d)                       0.25%            1.00%             1.00%
Other Expenses                                                  0.30%            0.30%             0.30%
                                                                ----             ----              ----
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.00%            1.75%             1.75%
                                                                ====             ====              ====



--------------------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) Class C Shares to be offered as of the effective date of this prospectus.


(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.


(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

4  Phoenix-Duff & Phelps Core Bond Fund

--------------------------------------------------------------------------------
   CLASS             1 YEAR           3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
   Class A            $572             $778            $1,001         $1,641
--------------------------------------------------------------------------------

   Class B            $578             $751              $949         $1,864
--------------------------------------------------------------------------------
   Class C            $278             $551              $949         $2,062

--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS             1 YEAR           3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------

   Class B            $178             $551             $949          $1,864
--------------------------------------------------------------------------------
   Class C            $178             $551             $949          $2,062

--------------------------------------------------------------------------------



MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------



THE ADVISER

Duff & Phelps Investment Management Co. ("Duff & Phelps") is the investment adviser to the fund and is located at 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603. Duff & Phelps also acts as investment adviser to eight other mutual funds and as adviser to institutional clients. As of December 31, 1998, Duff & Phelps had approximately $15.2 billion in assets under management on a discretionary basis.

Subject to the direction of the fund's Board of Trustees, Duff & Phelps is responsible for managing the fund's investment program and the day-to-day management of the fund's portfolio. Duff & Phelps manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Duff & Phelps a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

-----------------------------------------------------------------------------------------------------------------
                                           1st billion       $1+ billion through $2 billion      $2+ billion
-----------------------------------------------------------------------------------------------------------------
   Management Fee                             0.45%                      0.40%                      0.35%
-----------------------------------------------------------------------------------------------------------------


During the fund's last fiscal year, the fund paid total management fees of $833,864. The ratio of management fees to average net assets for the fiscal year ended October 31, 1998 was 0.45%. Prior to October 8, 1999, Phoenix Investment Counsel, Inc. ("Phoenix") served as the fund's investment adviser. Duff & Phelps and Phoenix are subsidiaries of Phoenix Investment Partners, Ltd.


                                         Phoenix-Duff & Phelps Core Bond Fund  5

PORTFOLIO MANAGEMENT

Investment and trading decisions for the fund are made by a team of fixed income investment professionals.

IMPACT OF THE YEAR 2000 ISSUE ON FUND OPERATIONS


The Trustees have directed management to ensure that the systems used by service providers (Phoenix and its affiliates) in support of the funds' operations be assessed and brought into Year 2000 compliance. Based upon its assessments, Phoenix determined that it would be required to modify or replace portions of its software so that its computer systems would properly utilize dates beyond December 31, 1999. Phoenix management believes that the majority of these systems are already Year 2000 compliant. Phoenix believes that with modifications to existing software and conversions to new software, the Year 2000 issue will be mitigated. However, if the problem is not fully addressed, the fund may be negatively impacted.


Phoenix is utilizing both internal and external resources to reprogram, or replace, and test the software for Year 2000 modifications. As of June 30, 1999, Phoenix mission-critical systems have been upgraded and tested for Year 2000 compliance. The total cost to become Year 2000 compliant is not an expense of the fund and is not expected to have a material impact on the operating results of Phoenix.

6  Phoenix-Duff & Phelps Core Bond Fund

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE

Phoenix-Engemann Aggressive Growth Fund has an investment objective of capital appreciation. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES


[arrow] Under normal circumstances, the fund will invest at least 65% of its total assets in common and preferred stocks, and securities convertible into common stocks.

[arrow] The adviser is responsible for managing the fund's investment program and the general operation of the fund. The subadviser manages the fund's portfolio using a top-down sector approach based upon economic and market conditions. Securities are then analyzed from a bottom-up approach focusing on the issuing company's:


         [bullet]  high, sustainable earnings growth,

         [bullet] solid brand, or franchise, identity and its ability to ward off competition,

         [bullet]  quality management, and

         [bullet]  financial strength.

[arrow] The fund may expand its investments by obtaining fixed interest loans from a bank in amounts up to one-third the value of its net assets.

PRINCIPAL RISKS

If you invest in this fund you risk that you may lose your investment.

The fund will seek to increase the value of your shares by investing in securities the subadviser expects to increase in value. Most of the fund's investments will be in common and preferred stocks. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected. As a result, the value of your shares may decrease.

The fund may be subject to greater risks than a fund that does not invest in securities with growth characteristics.


The fund may borrow money to purchase additional securities. If these securities decrease in value or do not increase enough to cover interest and other borrowing costs, the fund will suffer greater losses than it would if no borrowing took place.


                                      Phoenix-Engemann Aggressive Growth Fund  7

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Aggressive Growth Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table below shows how the fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


AGGRESSIVE GROWTH FUND

[GRAPHIC OMITTED]

     CALENDAR YEAR         ANNUAL RETURN (%)
          1989                 21.55
          1990                 -5.57
          1991                 29.56
          1992                  7.66
          1993                 11.58
          1994                 -3.92
          1995                 51.71
          1996                 11.09
          1997                 19.37
          1998                 30.44


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 40.23% (quarter ending December 31, 1998) and the lowest return for a quarter was (19.55)% (quarter ending September 30, 1998). Year-to-date performance (through September 30,
1999) was 20.82%.


------------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns                                                           Life of the Fund(2)
   (for the periods ending 12/31/98)(1)     One Year      Five Years     Ten Years   -----------------------------
                                                                                        Class A       Class B
------------------------------------------------------------------------------------------------------------------
   Class A Shares                            24.26%         19.15%        15.68%         17.42%          --
------------------------------------------------------------------------------------------------------------------
   Class B Shares                            25.76%          N/A            N/A            --          22.82%
------------------------------------------------------------------------------------------------------------------
   Russell 2000 Growth Index(3)               1.23%         10.52%        11.54%       12.79%(4)       13.86%
------------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares.

(2) Class A Shares since December 31, 1975 and Class B Shares since July 21,
1994.

(3) The Russell 2000 Growth Index is an unmanaged, commonly used measure of total return performance of small-capitalization, growth-oriented stocks. The index's performance does not reflect sales charges.

(4) Since inception of the Russell 2000 Growth Index on December 31, 1978.


8  Phoenix-Engemann Aggressive Growth Fund

FUND EXPENSES
--------------------------------------------------------------------------------



This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                    CLASS A                    CLASS B
                                                                    SHARES                      SHARES
                                                                    ------                      ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                        4.75%                       None
Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)             None                       5%(a)
Maximum Sales Charge (load) Imposed on Reinvested
Dividends                                                            None                        None
Redemption Fee                                                       None                        None
Exchange Fee                                                         None                        None
                                                          --------------------------------------------------------

                                                                    CLASS A                    CLASS B
                                                                    SHARES                      SHARES
                                                                    ------                      ------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                                      0.70%                      0.70%
Distribution and Service (12b-1) Fees (b)                            0.25%                      1.00%
Other Expenses                                                       0.26%                      0.26%
                                                                     ----                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                                 1.21%                      1.96%
                                                                     ====                       ====

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      Phoenix-Engemann Aggressive Growth Fund  9

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class A                      $592                  $841                  $1,108                $1,871
-----------------------------------------------------------------------------------------------------------------
   Class B                      $599                  $815                  $1,057                $2,091
-----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class B                      $199                  $615                  $1,057                $2,091
-----------------------------------------------------------------------------------------------------------------



INVESTMENT STRATEGIES
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE

The fund has an investment objective of capital appreciation. There is no guarantee that the fund will achieve its objective.


PRINCIPAL INVESTMENT STRATEGIES

The fund contracts with an adviser, Phoenix Investment Counsel, Inc. to manage the fund's investment program and to be responsible for the general operation of the fund, and a subadviser, Roger Engemann and Associates, Inc., to manage the investments of the fund. The subadviser manages the fund's portfolio from a top-down sector focus based upon economic and market conditions. Securities are then analyzed from a bottom-up approach focusing on the basic fundamentals of each individual company. Securities selected are those that the subadviser believes have:

         [bullet]  Superior, sustainable earnings growth,

         [bullet] Solid brand identity, or franchise, and the ability to ward off competition,

         [bullet] Quality management, with a strong focus on its shareholders, and

         [bullet]  Financial strength and a favorable long-term outlook.

The subadvisor's portfolio selection method may result in a higher portfolio turnover rate. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gains distributions, resulting in greater tax liability to you.

10  Phoenix-Engemann Aggressive Growth Fund

Under normal circumstances, the fund intends to invest at least 65% of its total assets in common and preferred stocks or securities convertible into common stocks or other equity securities that the subadviser believes have a substantial potential for capital growth.

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the issuer at predetermined time(s), price(s) or price formula. Convertible securities have several unique investment characteristics such as:

         [bullet] Higher yields than common stocks but lower yields than comparable non-convertible securities;

         [bullet] Typically less fluctuation in value than the "underlying" common stock, that is, the common stock that the investor receives if he converts;

         [bullet] The potential for capital appreciation if the market price of the underlying common stock increases.


Temporary Defensive Strategy. If the adviser believes that market conditions are not favorable to the fund's principal strategies, the fund may invest in fixed income securities with or without warrants or conversion features and it may hold on to its cash or invest without limit in cash equivalents. When this happens, the fund may not achieve its investment objective.

Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the fund.



RISKS RELATED TO INVESTMENT STRATEGIES
--------------------------------------------------------------------------------



GENERAL


The value of the fund's investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. The value of the fund's investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. To the extent that the fund's investments are affected by general economic declines, declines in industries, and interest rate changes that negatively affect the companies in which the fund invests, fund share values may decline. Share values can also decline if the specific companies selected for fund investment fail to perform as the subadviser expects, regardless of general economic trends, industry trends, interest rates and other economic factors.


                                     Phoenix-Engemann Aggressive Growth Fund  11

In addition to these general risks of investing in the fund, there are several specific risks of investing in the fund that you should note.


GROWTH STOCKS

Typically, growth stocks make little or no dividend payments to shareholders. Investment return is based upon the stocks' capital appreciation, making return more dependent on market increases and decreases as compared to stocks that provide dividend payments. Growth stocks also tend to rise faster when markets advance, and drop more sharply when markets fall. Should a market decline occur, the fund's price may fall more than that of other funds.



LEVERAGE

If the fund borrows money to make additional investments, it must pay interest on the borrowed funds. The interest paid will decrease the fund's net investment income. The subadvisor will borrow funds to make additional investments expecting that those investments will increase in value sufficient to cover borrowing costs and produce additional gain for the fund. If those investments decrease in value or do not increase in value sufficient to cover borrowing costs, the fund will suffer greater losses than would take place if no borrowing took place. In addition, because the fund must maintain a three-to-one ratio of net assets to debt, in a declining market, the fund may have to sell securities under poor market conditions to maintain the required ratio.



IMPACT OF THE YEAR 2000 ISSUE ON FUND INVESTMENTS


The Year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is the possibility that some or all of an entity's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If an entity whose securities are held by the fund does not "fix" its Year 2000 issue, it is possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of entities whose securities are held by the fund.




MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------



THE ADVISERS

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix also acts as the investment adviser

12 Phoenix-Engemann Aggressive Growth Fund for 14 other mutual funds, as subadviser to three mutual funds and as adviser to institutional clients. As of December 31, 1998, Phoenix had $23.9 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.


Roger Engemann & Associates, Inc. ("Engemann") is the investment subadviser to the fund and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as adviser to six mutual funds, as subadviser to four other mutual fund and acts as investment adviser to institutions and individuals. As of December 31, 1998, Engemann had $5.9 billion in assets under management. Engemann has been an investment adviser since 1969.


Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the funds. Engemann, as subadviser, is responsible for day-to-day management of the fund's portfolio. Engemann manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of that fund's net assets at the following rates:

-----------------------------------------------------------------------------------------------------------------
                                                                    $1+ billion
                                           1st billion           through $2 billion           $2+ billion
-----------------------------------------------------------------------------------------------------------------
   Management Fee                             0.70%                    0.65%                     0.60%
-----------------------------------------------------------------------------------------------------------------

Phoenix pays Engemann a subadvisory fee at the following rates:

------------------------------------------------------------------------------------------------------------------
                                           Up to          $262 million        $1+ billion
                                       $262 million    through $1 billion  through $2 billion     $2+ billion
------------------------------------------------------------------------------------------------------------------
   Subadvisory Fee                         0.20%              0.35%              0.325%              0.30%
------------------------------------------------------------------------------------------------------------------

During the fund's last fiscal year, the fund paid total management fees of $1,847,122. The ratio of management fees to average net assets for the fiscal year ended October 31, 1998 was 0.70%.


PORTFOLIO MANAGEMENT

Roger Engemann, James E. Mair and John S. Tilson head the team that is primarily responsible for the day-to-day management of the fund. Each is a Managing Director, Equities of Phoenix. Mr. Engemann has been President of Engemann since its inception in 1969. Messrs. Mair and Tilson are both Executive Vice Presidents of Portfolio Management of Engemann and both have been with Engemann since 1983. Messrs. Engemann and Mair have been Chartered Financial Analysts ("CFAs") since 1972, and Mr. Tilson has been a CFA since 1974.

                                     Phoenix-Engemann Aggressive Growth Fund  13

IMPACT OF THE YEAR 2000 ISSUE ON FUND OPERATIONS


The Trustees have directed management to ensure that the systems used by service providers (Phoenix and its affiliates) in support of the funds' operations be assessed and brought into Year 2000 compliance. Based upon its assessments, Phoenix determined that it would be required to modify or replace portions of its software so that its computer systems would properly utilize dates beyond December 31, 1999. Phoenix management believes that the majority of these systems are already Year 2000 compliant. Phoenix believes that with modifications to existing software and conversions to new software, the Year 2000 issue will be mitigated. However, if the problem is not fully addressed, the fund may be negatively impacted.


Phoenix is utilizing both internal and external resources to reprogram, or replace, and test the software for Year 2000 modifications. As of June 30, 1999, Phoenix mission-critical systems have been upgraded and tested for Year 2000 compliance. The total cost to become Year 2000 compliant is not an expense of the fund and is not expected to have a material impact on the operating results of Phoenix.

14  Phoenix-Engemann Aggressive Growth Fund

PHOENIX-ENGEMANN CAPITAL GROWTH FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVES

Phoenix-Engemann Capital Growth Fund has an investment objective of long-term capital appreciation. There is no guarantee that the fund will achieve its objective.


PRINCIPAL INVESTMENT STRATEGIES

[arrow] Under normal circumstances, the fund will invest at least 65% of its total assets in common stocks.

[arrow] The adviser first determines which industries it believes have the greatest growth potential and then identifies the amount and proportion of assets to be invested in each. Quantitative and fundamental analysis is then used to determine which securities to buy and sell. Approximately 950 large cap stocks go through a quantitative screening process where they are ranked on a number of factors including earnings acceleration, earning revisions, relative strength and valuation. From these, the top 10% are analyzed for potential fund investment. Companies that the adviser believes are capable of producing long-term, sustainable above-average earnings growth relative to their cost are then selected for fund investment. Securities that have dropped 15% or more in value relative to the S&P 500 Index, that are in the bottom 20% of their quantitative ranking or that have reached the adviser's target sell price are analyzed for potential sale out of the fund's portfolio.

[arrow] The fund may invest any amount of its assets in any class or type of security believed by the adviser to offer the potential for capital appreciation over the intermediate and long term, including preferred stocks, investment grade bonds, convertible preferred stocks and convertible debentures. Distribution of investment income, such as dividends and interest, is incidental in the selection of investments.

[arrow] Diversification among market sectors will be a factor in selecting securities for the fund. However, the adviser will put greater emphasis on selecting securities it believes have good potential for appreciation rather than upon wide diversification.

[arrow] The fund may invest 25% of its total assets in foreign securities, including emerging market securities.

[arrow]  The fund may invest in small companies as well as large companies.

                                        Phoenix-Engemann Capital Growth Fund  15

PRINCIPAL RISKS

If you invest in this fund you risk that you may lose your investment.

The fund will seek to increase the value of your shares by investing in securities the adviser expects to increase in value. Most of the fund's investments will be in common stocks. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected. As a result, the value of your shares may decrease.

The value of bonds and other fixed income securities in which the fund may invest is inversely related to interest rate changes. If interest rates rise, generally the value of these securities will fall. This may also cause the value of your shares to decrease.


Smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies may also be relatively new and not have the same operating history and "track record" as larger companies. This could make future performance of smaller companies more difficult to predict.

Political and economic uncertainty in foreign countries including "emerging market" countries (countries with markets that are not fully developed) as well as less public information about investments may negatively impact the fund's portfolio. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. Foreign markets and currencies may not perform as well as U.S. markets. Emerging market countries and companies doing business in emerging markets may not have the same range of opportunities as countries and their companies in developed nations. They may also have more obstacles to financial success.


16  Phoenix-Engemann Capital Growth Fund

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Capital Growth Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table below shows how the fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

CAPITAL GROWTH FUND

[GRAPHIC OMITTED]

     CALENDAR YEAR         ANNUAL RETURN (%)
          1989                 27.47
          1990                  6.05
          1991                 28.01
          1992                  4.29
          1993                  4.35
          1994                 -1.60
          1995                 33.98
          1996                 14.68
          1997                 23.30
          1998                 29.65


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 22.29% (quarter ending December 31, 1998) and the lowest return for a quarter was (8.83)% (quarter ending September 30, 1998). Year-to-date performance (through September 30,
1999) was 1.86%.


------------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns                                                          Life of the Fund(2)
   (for the periods ending 12/31/98)(1)     One Year      Five Years     Ten Years   -----------------------------
                                                                                        Class A       Class B
------------------------------------------------------------------------------------------------------------------
   Class A Shares                            23.51%         18.15%        15.80%         17.19%          --
------------------------------------------------------------------------------------------------------------------
   Class B Shares                            24.85%          N/A            N/A            --          21.36%
------------------------------------------------------------------------------------------------------------------
   S&P 500 Stock Index(3)                    28.76%         24.15%        19.22%         16.23%        27.72%
------------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares.

(2) Class A Shares since December 31, 1975 and Class B Shares since July 15,
1994.

(3) The S&P 500 Index is an unmanaged but commonly used measure of stock total return performance. The S&P 500's performance does not reflect sales charges.

                                        Phoenix-Engemann Capital Growth Fund  17

FUND EXPENSES
--------------------------------------------------------------------------------



This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                    CLASS A                    CLASS B
                                                                    SHARES                      SHARES
                                                                    ------                      ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                        4.75%                       None
Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)             None                       5% (a)
Maximum Sales Charge (load) Imposed on Reinvested
Dividends                                                            None                        None
Redemption Fee                                                       None                        None
Exchange Fee                                                         None                        None
                                                          --------------------------------------------------------
                                                                    CLASS A                    CLASS B
                                                                    SHARES                      SHARES
                                                                    ------                      ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                                      0.66%                      0.66%
Distribution and Service (12b-1) Fees (b)                            0.25%                      1.00%
Other Expenses                                                       0.17%                      0.17%
                                                                     ----                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                                 1.08%                      1.83%
                                                                     ====                       ====

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class A                      $580                  $802                  $1,042                $1,730
-----------------------------------------------------------------------------------------------------------------
   Class B                      $586                  $776                    $990                $1,951
-----------------------------------------------------------------------------------------------------------------

18  Phoenix-Engemann Capital Growth Fund

You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class B                      $186                  $576                   $990                 $1,951
-----------------------------------------------------------------------------------------------------------------



INVESTMENT STRATEGIES
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE

The fund has an investment objective of long-term capital appreciation. There is no guarantee that the fund will achieve its objective.


PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in a portfolio of common stocks. Under normal circumstances the fund intends to invest at least 65% of its total assets in common stocks.

To select securities for fund investment, the adviser first determines which industries, such as health care, technology, and energy, it believes have the greatest growth potential given the adviser's future economic outlook. The adviser will then identify the amount and proportion of assets to be invested in each such industry. The adviser will then use quantitative and fundamental analysis to determine which securities to buy and sell within each industry given its asset allocation. Approximately 950 large cap stocks go through a quantitative screening process where they are ranked on a number of factors, including earnings acceleration, earning revisions, relative strength and valuation. From these, the top 10% are analyzed for potential fund investment. The adviser's analysis includes such activities as developing earnings models, visiting companies, analyzing industry information and seeking information from other research firms. Companies that the adviser believes are capable of producing long-term and above-average sustainable earnings growth relative to their cost are then selected for fund investment.

Understanding the importance of a strong sell discipline, the adviser's investment process also incorporates three separate sell indicators. Specifically, if any holding:

         [bullet]  drops 15% or more in value relative to the S&P 500 Index,

         [bullet]  falls into the bottom 20% of their quantitative ranking, or

         [bullet]  reaches the adviser's target sell price,

it is reviewed by the adviser for potential sale.

                                        Phoenix-Engemann Capital Growth Fund  19

The adviser selects common stocks of companies that it believes have the potential to appreciate. However, since common stocks do not always afford the greatest promise for capital appreciation, the fund may invest any amount of its assets in any class or type of security believed by the adviser to offer the potential for capital appreciation over both the intermediate and long terms, including preferred stocks and investment grade bonds. When interest rates fall, generally the value of bonds rises. Distribution of income, such as dividends and interest, is incidental in the selection of investments for the fund. The adviser will monitor portfolio securities to determine whether they are contributing to the fund's objective. Diversification among market sectors will also be a factor in selecting securities for the fund. However, the adviser will put greater emphasis on selecting securities it believes have good potential for appreciation rather than upon wide diversification.

The fund may also invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the issuer at predetermined time(s), price(s) or price formula. Convertible securities have several unique investment characteristics such as:

         [bullet] Higher yields than common stocks but lower yields than comparable non-convertible securities;

         [bullet] Typically less fluctuation in value than the "underlying" common stock, that is, the common stock that the investor receives if he converts;

         [bullet] The potential for capital appreciation if the market price of the underlying common stock increases.

The fund may invest up to 25% of its net assets in securities of foreign (non-U.S.) issuers. The fund may invest in a broad range of foreign securities including equity, debt and convertible securities and foreign government securities. Issuers may be in established market countries and emerging market countries.

Temporary Defensive Strategy. If the adviser believes that market conditions are not favorable to the fund's principal strategies, the fund may invest in fixed income securities with or without warrants or conversion features and it may hold on to its cash or invest without limit in cash equivalents. When this happens, the fund may not achieve its investment objective.

Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the fund.

20  Phoenix-Engemann Capital Growth Fund

RISKS RELATED TO INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


GENERAL


The value of the fund's investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. The value of the fund's investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. To the extent that the fund's investments are affected by general economic declines and declines in industries that negatively affect the companies in which the fund invests, fund share values may decline. Share values can also decline if the specific companies selected for fund investment fail to perform as the adviser expects, regardless of general economic trends, industry trends, and other economic factors. Likewise, if interest rates rise, generally the value of fixed income investments will fall which may result in the decrease of share values.


In addition to these general risks of investing in the fund, there are several specific risks of investing in the fund that you should note.


SMALL MARKET CAPITALIZATION INVESTING


Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.



FOREIGN INVESTING


Investing in the securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies. These include:


         [bullet] differences in accounting, auditing and financial reporting standards,

         [bullet] generally higher commission rates on foreign portfolio transactions,

         [bullet] differences and inefficiencies in transaction settlement systems,

         [bullet]  the possibility of expropriation or confiscatory taxation,

                                        Phoenix-Engemann Capital Growth Fund  21

         [bullet] adverse changes in investment or exchange control regulations,

         [bullet]  political instability, and

         [bullet]  potential restrictions on the flow of international capital.

Political and economic uncertainty as well as less public information about investments may negatively impact the fund's portfolio.

Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes withheld prior to receipt by the fund.

Many of the foreign securities held by the fund will not be registered with, nor will the issuers of those securities be subject to the reporting requirements of, the U.S. Securities and Exchange Commission. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.


FOREIGN CURRENCY


Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the fund's net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the long and short terms.


On January 1, 1999, eleven European countries began converting from their sovereign currency to the European Union common currency called the "Euro." This conversion may expose the fund to certain risks, including the reliability and timely reporting of pricing information of the fund's portfolio holdings. In addition, one or more of the following may adversely affect specific securities in the fund's portfolio:

         [bullet] Known trends or uncertainties related to the Euro conversion that an issuer reasonably expects will have a material impact on revenues, expenses or income from its operations;

         [bullet] Competitive implications of increased price transparency of European Union markets (including labor markets) resulting from adoption of a common currency and issuers' plans for pricing their own products and services in the Euro;

22  Phoenix-Engemann Capital Growth Fund

         [bullet] Issuers' ability to make required information technology updates on a timely basis, and costs associated with the conversion (including costs of dual currency operations through January 1, 2002);

         [bullet] Currency exchange rate risk and derivatives exposure (including the disappearance of price sources, such as certain interest rate indices); and

         [bullet]  Potential tax consequences.


EMERGING MARKET INVESTING


Investments in less-developed countries whose markets are still emerging generally present risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.


The economies of developing countries generally are heavily dependent upon international trade. And accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in the countries with which they trade.


IMPACT OF THE YEAR 2000 ISSUE ON FUND INVESTMENTS


The Year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is the possibility that some or all of an entity's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If an entity whose securities are held by the fund does not "fix" its Year 2000 issue, it is possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of entities whose securities are held by the fund.


                                        Phoenix-Engemann Capital Growth Fund  23

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


THE ADVISER

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix also acts as the investment adviser for 14 other mutual funds, as subadviser to three mutual funds and as adviser to institutional clients. As of December 31, 1998, Phoenix had $23.9 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.

Roger Engemann & Associates, Inc. ("Engemann") is the investment subadviser to the fund and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as adviser to six mutual funds, as subadviser to four other mutual funds and acts as investment adviser to institutions and individuals. As of December 31, 1998, Engemann had $5.9 billion in assets under management. Engemann has been an investment adviser since 1969.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the funds. Engemann, as subadviser, is responsible for day-to-day management of the fund's portfolio. Engemann manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of that fund's net assets at the following rates:

-----------------------------------------------------------------------------------------------------------------
                                                                    $1+ billion
                                           1st billion           through $2 billion           $2+ billion
-----------------------------------------------------------------------------------------------------------------
   Management Fee                             0.70%                    0.65%                     0.60%
-----------------------------------------------------------------------------------------------------------------

Phoenix pays Engemann a subadvisory fee at the following rates:

------------------------------------------------------------------------------------------------------------------
                                                    Up to
                                                  $3 billion                            $3+ billion
------------------------------------------------------------------------------------------------------------------
   Subadvisory Fee                                  0.10%                                  0.30%
------------------------------------------------------------------------------------------------------------------

During the fund's last fiscal year, the fund paid total management fees of $17,237,170. The ratio of management fees to average net assets for the fiscal year ended October 31, 1998 was 0.66%.

24  Phoenix-Engemann Capital Growth Fund

PORTFOLIO MANAGEMENT

Roger Engemann, James E. Mair and John S. Tilson head the team that is primarily responsible for the day-to-day management of the fund. Each is a Managing Director, Equities of Phoenix. Mr. Engemann has been President of Engemann since its inception in 1969.

Messrs. Mair and Tilson are both Executive Vice Presidents of Portfolio Management of Engemann and both have been with Engemann since 1983. Messrs. Engemann and Mair have been Chartered Financial Analysts ("CFAs") since 1972, and Mr. Tilson has been a CFA since 1974.


IMPACT OF THE YEAR 2000 ISSUE ON FUND OPERATIONS


The Trustees have directed management to ensure that the systems used by service providers (Phoenix and its affiliates) in support of the funds' operations be assessed and brought into Year 2000 compliance. Based upon its assessments, Phoenix determined that it would be required to modify or replace portions of its software so that its computer systems would properly utilize dates beyond December 31, 1999. Phoenix management believes that the majority of these systems are already Year 2000 compliant. Phoenix believes that with modifications to existing software and conversions to new software, the Year 2000 issue will be mitigated. However, if the problem is not fully addressed, the fund may be negatively impacted.


Phoenix is utilizing both internal and external resources to reprogram, or replace, and test the software for Year 2000 modifications. As of June 30, 1999, Phoenix mission-critical systems have been upgraded and tested for Year 2000 compliance. The total cost to become Year 2000 compliant is not an expense of the fund and is not expected to have a material impact on the operating results of Phoenix.

                                        Phoenix-Engemann Capital Growth Fund  25

PHOENIX-GOODWIN HIGH YIELD FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES

Phoenix-Goodwin High Yield Fund has a primary investment objective to seek high current income and a secondary objective of capital growth. There is no guarantee that the fund will achieve its objectives.

PRINCIPAL INVESTMENT STRATEGIES

[arrow] Under normal circumstances, at least 80% of the fund's total assets will be invested in fixed income securities and preferred stock, including:

         [bullet]  debt obligations,

         [bullet]  certificates of deposit,

         [bullet]  commercial paper,

         [bullet]  bankers acceptances,

         [bullet] government obligations, issued or guaranteed by federal, state or municipal governments, their agencies or instrumentalities,

         [bullet] loan participations in secured and unsecured corporate loans, and

         [bullet] convertible debt securities, preferred stock and convertible preferred stock.

[arrow] The fund intends to invest at least 65% of its total assets in a diversified portfolio of high yield, high risk fixed income securities (commonly referred to as "junk bonds").

[arrow] To select securities for portfolio investment, the adviser first seeks to identify the types of high yield securities for investment. The adviser will analyze the various types of high yield securities to determine those that the adviser believes have attractive values based on risk as compared to other high yield security types. The adviser will then analyze specific issues within the types of securities selected seeking those that are undervalued based on factors such as management of the company, company strategy, earnings coverage of interest, cash flow, liquidity and financial flexibility. The fund may invest in securities of any maturity as it seeks to maintain interest rate risk similar to that of its benchmark index.

[arrow] The fund may invest 35% of its total assets in foreign securities, including emerging market securities.

26  Phoenix-Goodwin High Yield Fund

PRINCIPAL RISKS

If you invest in this fund you risk that you may lose your investment.

The adviser intends to select investments that it believes will provide high current income. If the adviser misjudges the return potential, or the ability of issuers to make scheduled principal and interest payments, the fund's returns may be lower than prevailing returns and the fund's income available for distribution maybe less than that of other funds. Neither the fund nor the adviser can assure you that a particular level of income will consistently be achieved.


Junk bonds present a greater risk that the issuer will not be able to make interest or principal payments on time. If interest and principal payments are not made, the fund would lose income and could expect a decline in the market value of the securities. Analysis of junk bonds is also more complex than for higher rated securities, making it more difficult for the adviser to accurately predict return and risk. The value of junk bonds is inversely related to interest rate changes. If interest rates rise, generally the value of junk bonds will decline.

Securities with longer maturities may be subject to greater price fluctuations due to interest rates, tax laws and other general market factors than securities with shorter maturities.

Unrated securities may not have as broad a market as rated securities making them more difficult to sell. This could cause the security to lose value.

Obligations issued or guaranteed by federal, state, and municipal governments, agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase.

Political and economic uncertainty in foreign countries including "emerging market" countries (countries with markets that are not fully developed) as well as less public information about investments may negatively impact the fund's portfolio. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. Foreign markets and currencies may not perform as well as U.S. markets. Emerging market countries and companies doing business in emerging markets may not have the same range of opportunities as countries and their companies in developed nations. They may also have more obstacles to financial success.


                                             Phoenix-Goodwin High Yield Fund  27

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Goodwin High Yield Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table below shows how the fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

HIGH YIELD FUND

[GRAPHIC OMITTED]

     CALENDAR YEAR         ANNUAL RETURN (%)
          1989                 -0.95
          1990                 -1.08
          1991                 24.67
          1992                 16.96
          1993                 21.48
          1994                 -7.97
          1995                 17.72
          1996                 17.23
          1997                 13.61
          1998                 -6.72


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 10.35% (quarter ending June 30, 1995) and the lowest return for a quarter was (13.86)% (quarter ending September 30, 1998). Year-to-date performance (through September 30, 1999) was 4.65%.


------------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns                                                          Life of the Fund(2)
   (for the periods ending 12/31/98)(1)     One Year      Five Years     Ten Years   -----------------------------
                                                                                        Class A       Class B
------------------------------------------------------------------------------------------------------------------
   Class A Shares                           (11.17)%        5.09%           8.33%        10.34%          --
------------------------------------------------------------------------------------------------------------------
   Class B Shares                           (10.71)%         N/A            N/A            --          4.70%
------------------------------------------------------------------------------------------------------------------
   CS First Boston High Yield Index(3)        0.58%         8.16%          10.74%        11.99%(4)     8.01%(5)
------------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares.

(2) Class A Shares July 28, 1980 and Class B Shares since February 16, 1994.

(3) The CS First Boston High Yield Index is an unmanaged but commonly used index that tracks the returns of all new publicly offered debt of more than $75 million rated below BBB or BBB/BB+. The index's performance does not reflect sales charges.

(4) Since inception of the CS First Boston High Yield Index on
December 31, 1982.

(5) The CS First Boston High Yield Index is not calculated daily; the return shown is since February 28, 1994, the closest date to inception for which data is available.

28  Phoenix-Goodwin High Yield Fund

Performance information for Class C Shares is not included because the Class has not had annual returns for at least one calendar year.



FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A           CLASS B            CLASS C
                                                               SHARES             SHARES            SHARES
                                                               ------             ------            ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                   4.75%              None              None
Maximum Deferred Sales Charge (load) (as a percentage of                                            1% (b)
the lesser of the value redeemed or the amount invested)        None              5% (a)

Maximum Sales Charge (load) Imposed on Reinvested
Dividends                                                       None               None              None
Redemption Fee                                                  None               None              None
Exchange Fee                                                    None               None              None
                                                         ---------------------------------------------------------
                                                               CLASS A           CLASS B            CLASS C
                                                               SHARES             SHARES            SHARES
                                                               ------             ------            ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                                 0.65%             0.65%              0.65%
Distribution and Service (12b-1) Fees (c)                       0.25%             1.00%              1.00%

Other Expenses                                                  0.22%             0.22%              0.22%
                                                                ----              ----               ----
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.12%             1.87%              1.87%
                                                                ====              ====               ====

--------------------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.


(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").



EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             Phoenix-Goodwin High Yield Fund  29

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class A                      $584                  $814                  $1,063                $1,773
-----------------------------------------------------------------------------------------------------------------
   Class B                      $590                  $788                  $1,011                $1,995
-----------------------------------------------------------------------------------------------------------------
   Class C                      $290                  $588                  $1,011                $2,190
-----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class B                      $190                  $588                  $1,011                $1,995
-----------------------------------------------------------------------------------------------------------------
   Class C                      $190                  $588                  $1,011                $2,190
-----------------------------------------------------------------------------------------------------------------



INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE


The fund has a primary investment objective to seek high current income and a secondary objective of capital growth. The fund will consider capital growth when it is consistent with the objective of high current income. There is no guarantee that the fund will achieve its objectives.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, at least 80% of the fund's total assets will be invested in fixed income securities and preferred stock, including:

         [bullet]  debt obligations,

         [bullet]  certificates of deposit,

         [bullet]  commercial paper,

         [bullet]  bankers acceptances,

         [bullet] government obligations, issued or guaranteed by federal, state or municipal governments, their agencies or instrumentalities,

         [bullet] loan participations in secured and unsecured corporate loans, and

         [bullet] convertible debt securities, preferred stock and convertible preferred stock.

30  Phoenix-Goodwin High Yield Fund

To select securities for portfolio investment, the adviser first seeks to identify the types of high yield securities for investment. The adviser will analyze the various types of high yield securities including asset-backed, corporate bonds, foreign government, foreign corporate bonds and preferred stocks to determine those that the adviser believes have relative value as compared to other high yield security types. Determining relative value involves ranking security types based on the difference between the price paid to purchase the security type as compared to the cost of a U.S. Treasury security. The price difference is caused by the increased risk of investing in non-U.S. Treasury securities. Security types are then compared to each other to determine those that have attractive valuations. The adviser will then analyze specific issues within the types of securities selected seeking those that are undervalued based on certain company factors including:

         [bullet]  management,

         [bullet]  company strategy,

         [bullet]  earnings coverage of interest,

         [bullet]  cash flow measurements,

         [bullet]  liquidity, and

         [bullet]  financial flexibility.

The fund may invest in securities of any maturity as it seeks to maintain interest rate risk similar to that of its benchmark index.

The fund intends to invest at least 65% of its total assets in high yield, high risk securities (so called "junk bonds"). The high yields on these securities often reflect the greater risks associated with investing in these types of securities. High yield, high risk securities are in the lower rating categories, or if unrated, of comparable, limited quality. Credit ratings are established by nationally recognized statistical rating organizations (NRSROs). The fund will only invest in securities in an NRSRO's lowest rating category when the adviser believes that the financial condition of the issuer or protections afforded to the securities is stronger than the rating indicates. The value of junk bonds is inversely related to interest rates.

The fund may invest in securities in higher rating categories when the adviser believes the investment is consistent with the fund's investment objective. Please see the Statement of Additional Information for a detailed list of rating categories.

The fund may invest up to 35% of its net assets in securities of foreign (non-U.S.) issuers. The fund may invest in a broad range of foreign securities, including equity, debt and convertible securities and foreign government securities. Issuers may be in established market countries and emerging market countries.

The fund may also invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed

                                             Phoenix-Goodwin High Yield Fund  31
amount of common stock of the issuer at predetermined time(s), price(s) or price formula. Convertible securities have several unique investment characteristics such as:

         [bullet] Higher yields than common stocks but lower yields than comparable nonconvertible securities;

         [bullet] Typically less fluctuation in value than the "underlying" common stock, that is, the common stock that the investor receives if he converts;

         [bullet] The potential for capital appreciation if the market price of the underlying common stock increases.

The adviser will seek to minimize risk through diversification and continual evaluation of current developments in interest rates and economic conditions. This may cause the fund to experience a high portfolio turnover rate as compared to other mutual funds. High portfolio turnover rates may result in higher costs to the fund, may negatively affect performance and could increase the amount of capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy. If the adviser believes that market conditions are not favorable to the fund's principal strategies, the fund may hold on to its cash or invest with out limit in cash equivalents or other fixed income securities. When this happens, the fund may not achieve its investment objective.

Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the fund.

RISKS RELATED TO INVESTMENT STRATEGIES
--------------------------------------------------------------------------------



GENERAL


The adviser intends to select investments that provide returns that are higher than prevailing returns on most fixed income securities. If the adviser misjudges the return potential of selected investments, the fund's returns may be lower than prevailing returns, and the fund's income available for distribution to shareholders may be less, on a relative basis, than other fixed income opportunities. Similarly, if the adviser misjudges the ability of the issuer of a portfolio security to make scheduled interest or other income payments to the fund, the fund's income available for distribution to shareholders may decrease. Neither the fund nor the adviser can assure you that a particular level of income will consistently be achieved.


In addition to these general risks of investing in the fund, there are several specific risks of investing in the fund that you should note.

32  Phoenix-Goodwin High Yield Fund

HIGH RISK-HIGH YIELD SECURITIES


Although high risk, high yield securities provide greater income and opportunity for capital appreciation than investments in higher grade securities, they also typically entail greater price volatility and principal and interest risk. There is a greater risk that an issuer will not be able to make principal and interest payments on time. Lower rated securities may not trade as often and may be less liquid than higher rated securities. Fund expenses could increase if the fund were to pursue recovery of missed income payments. Achievement of fund goals will be more dependent on the adviser's ability than if the fund invested in securities in higher rating categories because analysis of the creditworthiness of issuers of below investment grade securities may be more complex than for higher grade securities, making it more difficult for the adviser to accurately predict risk.


LONG-TERM MATURITIES


Securities with longer maturities may be subject to greater price fluctuations due to interest rates, tax laws and other general market factors than securities with shorter maturities.


FOREIGN INVESTING


Investing in the securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies. These include:


         [bullet] differences in accounting, auditing and financial reporting standards,

         [bullet] generally higher commission rates on foreign portfolio transactions,

         [bullet] differences and inefficiencies in transaction settlement systems,

         [bullet]  the possibility of expropriation or confiscatory taxation,

         [bullet] adverse changes in investment or exchange control regulations,

         [bullet]  political instability, and

         [bullet]  potential restrictions on the flow of international capital.

Political and economic uncertainty as well as less public information about investments may negatively impact the fund's portfolio.

Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes withheld prior to receipt by the fund.

Many of the foreign securities held by the fund will not be registered with, nor will the issuers of those securities be subject to the reporting requirements of, the U.S. Securities and Exchange Commission. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may

                                             Phoenix-Goodwin High Yield Fund  33
differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.


FOREIGN CURRENCY


Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the fund's net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the long and short terms.


On January 1, 1999, eleven European countries began converting from their sovereign currency to the European Union common currency called the "Euro." This conversion may expose the fund to certain risks, including the reliability and timely reporting of pricing information of the fund's portfolio holdings. In addition, one or more of the following may adversely affect specific securities in the fund's portfolio:

         [bullet] Known trends or uncertainties related to the Euro conversion that an issuer reasonably expects will have a material impact on revenues, expenses or income from its operations;

         [bullet] Competitive implications of increased price transparency of European Union markets (including labor markets) resulting from adoption of a common currency and issuers' plans for pricing their own products and services in the Euro;

         [bullet] Issuers' ability to make required information technology updates on a timely basis, and costs associated with the conversion (including costs of dual currency operations through January 1, 2002);

         [bullet] Currency exchange rate risk and derivatives exposure (including the disappearance of price sources, such as certain interest rate indices); and

         [bullet]  Potential tax consequences.


EMERGING MARKET INVESTING


Investments in less-developed countries whose markets are still emerging generally present risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.


34  Phoenix-Goodwin High Yield Fund

GOVERNMENT SECURITIES

Obligations issued or guaranteed by federal, state, and municipal governments, agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase.


DEFERRED COUPON AND ZERO COUPON BONDS

The market prices of deferred coupon and zero coupon bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Because the fund will not receive cash payments earned on these securities on a current basis, the fund may have to distribute cash obtained from other sources in order to satisfy distribution requirements. This may require that certain securities be sold to supply cash for distributions at a time that is less favorable than if the fund were not required to sell such securities, and such sales may adversely affect the fund's turnover rate.


UNRATED SECURITIES


Unrated securities may not be lower in quality then rated securities but due to their perceived risk they may not have as broad a market as rated securities. Analysis of unrated securities is more complex than for rated securities, making it more difficult for the adviser to accurately predict risk.



IMPACT OF THE YEAR 2000 ISSUE ON FUND INVESTMENTS


The Year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is the possibility that some or all of an entity's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If an entity whose securities are held by the fund does not "fix" its Year 2000 issue, it is possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of entities whose securities are held by the fund.




MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


THE ADVISER


Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix also acts as the investment adviser for 14 other mutual funds, as subadviser to three mutual funds and as adviser to institutional


                                             Phoenix-Goodwin High Yield Fund  35
clients. As of December 31, 1998, Phoenix had $23.9 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the day-to-day management of the fund's portfolio. Phoenix manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

-----------------------------------------------------------------------------------------------------------------
                                         1st billion       $1+ billion through $2 billion      $2+ billion
-----------------------------------------------------------------------------------------------------------------
   Management Fee                           0.65%                      0.60%                      0.55%
-----------------------------------------------------------------------------------------------------------------

During the fund's last fiscal year, the fund paid total management fees of $3,942,021. The ratio of management fees to average net assets for the fiscal year ended October 31, 1998 was 0.65%.


PORTFOLIO MANAGEMENT

Investment and trading decisions for the fund are made by a team of fixed income professionals lead by Timothy P. Norman, Managing Director, Fixed Income, of Phoenix. Mr. Norman is also Executive Vice President of Duff & Phelps Investment Management Co., an affiliate of Phoenix, where he serves as a senior member of the fixed income management group responsible for the management of approximately $10 billion. Mr. Norman is a Chartered Financial Analyst and has held various investment management positions with Duff & Phelps Investment Management Co. since 1987.


IMPACT OF THE YEAR 2000 ISSUE ON FUND OPERATIONS


The Trustees have directed management to ensure that the systems used by service providers (Phoenix and its affiliates) in support of the funds' operations be assessed and brought into Year 2000 compliance. Based upon its assessments, Phoenix determined that it would be required to modify or replace portions of its software so that its computer systems would properly utilize dates beyond December 31, 1999. Phoenix management believes that the majority of these systems are already Year 2000 compliant. Phoenix believes that with modifications to existing software and conversions to new software, the Year 2000 issue will be mitigated. However, if the problem is not fully addressed, the fund may be negatively impacted.


Phoenix is utilizing both internal and external resources to reprogram, or replace, and test the software for Year 2000 modifications. As of June 30, 1999, Phoenix mission-critical systems have been upgraded and tested for Year 2000 compliance. The total cost to become Year 2000 compliant is not an expense of the fund and is not expected to have a material impact on the operating results of Phoenix.

36  Phoenix-Goodwin High Yield Fund

PHOENIX-GOODWIN MONEY MARKET FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES

Phoenix-Goodwin Money Market Fund has an investment objective of seeking as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. There is no guarantee that the fund will achieve the objective.


PRINCIPAL INVESTMENT STRATEGIES

[arrow]  The fund seeks to maintain a stable $1.00 per share price.

[arrow] The fund will invest in a diversified portfolio of high quality money market instruments with maturities of 397 days or less. The average maturity of the fund's portfolio securities, based on their dollar value, will not exceed 90 days.

[arrow]  The fund will invest exclusively in the following instruments:

         [bullet] Obligations issued or guaranteed by the U.S. government, agencies, authorities and instrumentalities;

         [bullet] Obligations issued by banks and savings and loan associations, including dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks;

         [bullet] Dollar-denominated obligations guaranteed by banks or savings and loan associations;

         [bullet] Federally insured obligations of other banks or savings and loan associations;

         [bullet]  Commercial paper;

         [bullet]  Short-term corporate obligations; and

         [bullet]  Repurchase agreements.

[arrow] At least 95% of the fund's total assets will be invested in securities in the highest short-term rating category. Generally, investments will be limited to securities in the two highest short-term rating categories.

[arrow] The fund may invest more than 25% of its assets in the domestic banking industry.

[arrow] The fund may forego purchasing securities with the highest available yield due to considerations of liquidity and safety of principal.

[arrow] The adviser will buy, sell and trade securities in anticipation of, or in response to, changing economic and money market conditions and trends. This, and the short-term nature of money market instruments, may result in a high portfolio turnover rate.

                                           Phoenix-Goodwin Money Market Fund  37

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


The adviser intends to select investments that optimize the fund's yield while preserving capital and maintaining liquidity. Because market conditions and interest rates determine portfolio security yields, neither the fund nor the adviser can assure you that the fund's yield will remain constant or that a particular level of income will be achieved. Generally, when interest rates rise, the value of debt securities falls.


A security's short-term investment rating may decline, increasing the chances the issuer may not be able to make principal and interest payments on time. This may reduce the fund's stream of income and decrease the fund's yield.

Obligations issued or guaranteed by the U.S. government, its agencies, authorities and instrumentalities, or guaranteed or insured by banks only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase.


If the seller of a repurchase agreement does not repurchase the underlying securities, the fund may incur a loss.


Because the fund may concentrate more than 25% of fund assets in the banking industry, conditions which negatively affect the banking industry generally will have a greater impact on this fund as compared to funds that do not so concentrate their assets.

38  Phoenix-Goodwin Money Market Fund

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Goodwin Money Market Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table below shows the fund's average annual returns for one, five and ten years and the life of the fund. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

MONEY MARKET FUND

[GRAPHIC OMITTED]

     CALENDAR YEAR         ANNUAL RETURN (%)
          1989                 8.80
          1990                 7.82
          1991                 5.70
          1992                 3.28
          1993                 2.53
          1994                 3.54
          1995                 5.44
          1996                 4.73
          1997                 4.92
          1998                 4.94


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 2.30% (quarter ending June 30, 1989) and the lowest return for a quarter was 0.60% (quarter ending June 30,
1993). Year-to-date performance (through September 30, 1999) was 3.28%.


------------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns
   (for the periods ending 12/31/98)(1)     One Year      Five Years     Ten Years       Life of the Fund(2)
------------------------------------------------------------------------------------------------------------------
   Class A Shares                             4.94%         4.71%          5.15%                7.16%
------------------------------------------------------------------------------------------------------------------
   Class B Shares                             0.31%          N/A            N/A                 3.77%
------------------------------------------------------------------------------------------------------------------
   Class C Shares(3)                           N/A           N/A            N/A                  N/A
------------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for a full redemption in the fund's Class B Shares.

(2) Class A Shares since July 15, 1980 and Class B Shares since July 15, 1994.

(3) Class C Shares will be offered as of the effective date of this prospectus.

The fund's 7-day yield on December 31, 1998 was 4.6% for Class A Shares and 3.8% for Class B Shares.

                                           Phoenix-Goodwin Money Market Fund  39

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                               CLASS A           CLASS B            CLASS C
                                                               SHARES            SHARES            SHARES (b)
                                                               ------            ------            ----------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                    None              None              None
Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)         None             5% (a)            1% (c)
Maximum Sales Charge (load) Imposed on Reinvested                                                    None
Dividends                                                        None              None
Redemption Fee                                                   None              None              None
Exchange Fee                                                     None              None              None
                                                          --------------------------------------------------------
                                                               CLASS A           CLASS B            CLASS C
                                                                SHARES            SHARES           SHARES (b)
                                                                ------            ------           ----------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                                 0.40%             0.40%              0.40%
Distribution and Service (12b-1) Fees (d)                        None             0.75%              1.00%
Other Expenses                                                  0.33%             0.33%              0.33%
                                                                ----              ----               ----
TOTAL ANNUAL FUND OPERATING EXPENSES                            0.73%             1.48%              1.73%
                                                                ====              ====               ====

------------------------
(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) Class C Shares to be offered as of the effective date of this prospectus.


(c) The deferred sales charge is imposed on Class C shares redeemed during the first year only.


(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

40  Phoenix-Goodwin Money Market Fund

------------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
------------------------------------------------------------------------------------------------------------------
   Class A                       $75                  $233                   $406                   $906
------------------------------------------------------------------------------------------------------------------
   Class B                      $551                  $668                   $808                 $1,565
------------------------------------------------------------------------------------------------------------------

   Class C                      $276                  $545                   $939                 $2,041

------------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

------------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
------------------------------------------------------------------------------------------------------------------
   Class B                      $151                  $468                   $808                 $1,565
------------------------------------------------------------------------------------------------------------------

   Class C                      $176                  $545                   $939                 $2,041

------------------------------------------------------------------------------------------------------------------



INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The fund has an investment objective of seeking as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. There is no guarantee that the fund will achieve the objective.


PRINCIPAL INVESTMENT STRATEGIES

The adviser will seek a high level of return relative to the market by selecting securities for the fund's portfolio in anticipation of, or in response to, changing economic conditions and money market conditions and trends. The adviser may not purchase securities with the highest available yield if the adviser believes that such an investment is inconsistent with the fund objectives of preservation of capital and maintenance of liquidity.

The fund will invest in a diversified portfolio of high quality money market instruments with maturities of 397 days or less. The average maturity of the fund's portfolio securities, based on their dollar value, will not exceed 90 days.

The following money market instruments are the only investments the fund will have in its portfolio at any time:

         [bullet] Obligations issued or guaranteed by the U.S. government, agencies, authorities and instrumentalities, including U.S. Treasury obligations, securities issued by the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association

                                           Phoenix-Goodwin Money Market Fund  41

                   (FNMA), the Student Loan Marketing Association (SLMA) and other federal agencies;

         [bullet] Obligations issued by banks and savings and loan associations, including dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks, including certificates of deposits and bankers acceptances ;

         [bullet] Dollar-denominated obligations guaranteed by banks or savings and loan associations;

         [bullet] Federally insured obligations of other banks or savings and loan associations;

         [bullet]  Commercial paper;

         [bullet]  Short term corporate obligations; and

         [bullet] Repurchase agreements. A repurchase agreement is a transaction where a fund buys a security from a seller and the seller agrees to buy that same security back at an agreed upon date and price. The adviser will only enter into repurchase agreements with those sellers that it deems creditworthy.

Investments in the fund will generally be limited to securities in the two highest short-term rating categories with at least 95% of the fund's total assets invested in securities in the highest rating category. Securities in the highest rating category carry the smallest degree of investment risk.

The fund may invest more than 25% of its assets in the domestic banking industry.

The short-term nature of money market instruments and the fund's strategies may result in a higher turnover rate as compared to other types of mutual funds. High portfolio turnover rates may result in higher costs to the fund, may negatively affect performance and could increase the amount of capital gain distributions, resulting in greater tax liability to you.



RISKS RELATED TO INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

GENERAL


If the adviser misjudges the return potential of fund investments, the fund's returns may be lower than prevailing returns, and the fund's income available for distribution to shareholders may be less. Similarly, if the adviser misjudges the ability of the issuer of a portfolio security to make scheduled interest or other income payments to the fund, the fund's income available for distribution to shareholders may decrease. Neither the fund nor the adviser can assure you that a particular level of income will consistently be achieved.


The adviser intends to select investments that optimize the fund's yield while preserving capital and maintaining liquidity. Because market conditions and interest rates determine portfolio

42  Phoenix-Goodwin Money Market Fund
security yields, neither the fund nor the adviser can assure you that the fund's yield will remain constant or that a particular level of income will be achieved.

In addition to these general risks of investing in the fund, there are several specific risks of investing in the fund that you should note.


INVESTMENTS NOT GUARANTEED

Unlike cash held in a bank, investments in the fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


NET ASSET VALUE LESS THAN $1.00

If the net asset value drops below $1.00 per share, you could lose money.


CREDIT RATING DECREASE

A security's short-term investment rating may decline, increasing the chances the issuer may not be able to make principal and interest payments on time. This may reduce the fund's stream of income and decrease the fund's yield.



INTEREST RATE RISK

Generally, when interest rates rise, the value of debt securities falls.



BANKING INDUSTRY CONCENTRATION

Because the fund may concentrate more than 25% of fund assets in the banking industry, conditions which negatively affect the banking industry generally will have a greater impact on this fund as compared to funds that do not so concentrate their assets.


REPURCHASE AGREEMENTS

If a seller of a repurchase agreement defaults and does not repurchase the underlying securities, the fund may incur a loss if the value of the underlying securities declines. Disposition costs may be incurred in connection with liquidating the underlying securities. If the seller enters into bankruptcy, the fund may never receive the purchase price or it may be delayed or limited.


IMPACT OF THE YEAR 2000 ISSUE ON FUND INVESTMENTS


The Year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is the possibility that some or all of an entity's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If an entity whose securities are held by the fund does not "fix" its Year 2000 issue, it is possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of entities whose securities are held by the fund.


                                           Phoenix-Goodwin Money Market Fund  43

Management of the Fund
--------------------------------------------------------------------------------


THE ADVISER

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix also acts as the investment adviser for 14 other mutual funds, as subadviser to three mutual funds and as adviser to institutional clients. As of December 31, 1998, Phoenix had $23.9 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the day-to-day management of the fund's portfolio. Phoenix manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

-----------------------------------------------------------------------------------------------------------------

                                         1st billion       $1+ billion through $2 billion      $2+ billion
-----------------------------------------------------------------------------------------------------------------
   Management Fee                           0.40%                      0.35%                      0.30%
-----------------------------------------------------------------------------------------------------------------

During the fund's last fiscal year, the fund paid total management fees of $786,202. The ratio of management fees to average net assets for the fiscal year ended October 31, 1998 was 0.40%.


IMPACT OF THE YEAR 2000 ISSUE ON FUND OPERATIONS


The Trustees have directed management to ensure that the systems used by service providers (Phoenix and its affiliates) in support of the funds' operations be assessed and brought into Year 2000 compliance. Based upon its assessments, Phoenix determined that it would be required to modify or replace portions of its software so that its computer systems would properly utilize dates beyond December 31, 1999. Phoenix management believes that the majority of these systems are already Year 2000 compliant. Phoenix believes that with modifications to existing software and conversions to new software, the Year 2000 issue will be mitigated. However, if the problem is not fully addressed, the fund may be negatively impacted.


Phoenix is utilizing both internal and external resources to reprogram, or replace, and test the software for Year 2000 modifications. As of June 30, 1999, Phoenix mission-critical systems have been upgraded and tested for Year 2000 compliance. The total cost to become Year 2000 compliant is not an expense of the fund and is not expected to have a material impact on the operating results of Phoenix.

44  Phoenix-Goodwin Money Market Fund

PHOENIX-OAKHURST BALANCED FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES

Phoenix-Oakhurst Balanced Fund has investment objectives of reasonable income, long-term capital growth and conservation of capital. There is no guarantee that the fund will achieve its objectives.

PRINCIPAL INVESTMENT STRATEGIES


[arrow] The adviser will use four criteria to select investments for the fund: risk, income, capital enhancement and protection of capital value. The adviser will select securities believed to have potential for the production of current income, with emphasis on securities that also have the potential for capital growth as this is a balanced fund that has as its objectives both income and growth. Fixed income securities are selected using a multi-sector approach. The adviser may adjust the mix of investments in each sector based upon financial market and economic conditions. Holdings are shifted into sectors believed by the adviser to be undervalued and out of sectors determined by the adviser to be overvalued. Fixed income securities may be of any maturity.


[arrow] Under normal circumstances, the fund will invest at least 65% of its total assets in common stocks of companies of any size and fixed income securities.

[arrow] The fund may invest up to 35% of its net assets in high yield, high risk fixed income securities (commonly referred to as "junk bonds").

[arrow] At least 25% of fund assets will be invested in fixed income securities that are rated within the four highest rating categories.

[arrow] The fund may invest 25% of its total assets in foreign securities, including emerging market securities and foreign government securities.

[arrow]  The fund may also invest in mortgage- and asset-backed securities.


PRINCIPAL RISKS

If you invest in this fund you risk that you may lose your investment.


The value of the fund's investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decrease, you will lose money. Conditions affecting the overall economy, or specific industries or companies in which the fund invests can be worse than expected. As a result, the value of your shares may decrease. If the adviser misjudges the return potential of fixed income securities, or the ability of issuers to make scheduled principal and interest


                                              Phoenix-Oakhurst Balanced Fund  45
payments, the fund's returns may be lower than prevailing returns, and the fund's income available for distribution may be less than other funds. Neither the fund nor the adviser can assure you that a particular level of income will consistently be achieved. The value of fund investments is inversely related to interest rate changes. If interest rates rise, generally the value of investments will fall.


Junk bonds present a greater risk that the issuer will not be able to make interest or principal payments on time. If this happens, the fund would lose income and could expect a decline in the market value of the securities. Likewise, if interest rates rise, generally the value of junk bonds will decline.

Political and economic uncertainty in foreign countries including "emerging market" countries (countries with markets that are not fully developed) as well as less public information about investments may negatively impact the fund's portfolio. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. Foreign markets and currencies may not perform as well as U.S. markets. Emerging market countries and companies doing business in emerging markets may not have the same range of opportunities as countries and their companies in developed nations. They may also have more obstacles to financial success.

Unrated securities may not have as broad a market as rated, investment grade securities making them more difficult to sell. This could cause the security to lose value.

Smaller companies may be affected to a greater extent than larger companies by changes in general economic conditions and conditions in particular industries. Smaller companies may also be relatively new and not have the same operating history and "track record" as larger companies. This could make future performance of smaller companies more difficult to predict.

A portion of the cash flow from mortgage-backed and asset-backed securities may be from early payoff of some of the underlying loans. In the event of very high prepayments, the fund may be required to invest the proceeds at a lower interest rate, causing the fund to earn less than if the prepayments had not occurred. In addition, if interest rates rise the value of securities will fall.


46  Phoenix-Oakhurst Balanced Fund

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Oakhurst Balanced Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table below shows how the fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


BALANCED FUND

[GRAPHIC OMITTED]

     CALENDAR YEAR         ANNUAL RETURN (%)
          1989                24.93
          1990                 7.31
          1991                25.94
          1992                 6.74
          1993                 6.41
          1994                -4.55
          1995                23.39
          1996                 8.58
          1997                18.33
          1998                18.52


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 13.52% (quarter ending December 31, 1998) and the lowest return for a quarter was (5.53)% (quarter ending September 30, 1998). Year-to-date performance (through September 30,
1999) was 1.09%.


-----------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns
   (for the periods ending 12/31/98)(1)           One Year              Five Years              Ten Years
-----------------------------------------------------------------------------------------------------------------
   Class A Shares                                  12.87%                 11.30%                 12.60%
-----------------------------------------------------------------------------------------------------------------
   Class B Shares                                  13.81%                   N/A                    N/A
-----------------------------------------------------------------------------------------------------------------

   Balanced Benchmark(2)                           19.67%                 16.29%                 14.46%
-----------------------------------------------------------------------------------------------------------------
   S&P 500 Consumer Stock Price Index(3)           28.76%                 24.15%                 19.22%

-----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares.


(2) The Balanced Benchmark is a composite index made up of 55% of the S&P 500 Index return, 35% of the Lehman Brothers Aggregate Bond Index return and 10% of the 90-day U.S. Treasury bill return. The index's performance does not reflect sales charges.

(3) The S&P 500 Index is a measure of stock market total return performance. The S&P 500's performance does not reflect sales charges.


                                              Phoenix-Oakhurst Balanced Fund  47

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                    CLASS A                    CLASS B
                                                                    SHARES                      SHARES
                                                                    ------                      ------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                        4.75%                       None
Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)             None                       5% (a)
Maximum Sales Charge (load) Imposed on Reinvested
Dividends                                                            None                        None
Redemption Fee                                                       None                        None
Exchange Fee                                                         None                        None
                                                          --------------------------------------------------------
                                                                    CLASS A                    CLASS B
                                                                    SHARES                      SHARES
                                                                    ------                      ------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                                      0.53%                      0.53%
Distribution and Service (12b-1) Fees (b)                            0.25%                      1.00%
Other Expenses                                                       0.19%                      0.19%
                                                                     ----                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.97%                      1.72%
                                                                     ====                       ====

----------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

48  Phoenix-Oakhurst Balanced Fund

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class A                      $569                  $769                   $986                 $1,608
-----------------------------------------------------------------------------------------------------------------
   Class B                      $575                  $742                   $933                 $1,831
-----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class B                      $175                  $542                   $933                 $1,831
-----------------------------------------------------------------------------------------------------------------



INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The fund has investment objectives of reasonable income, long-term capital growth and conservation of capital. There is no guarantee that the fund will achieve its objectives.


PRINCIPAL INVESTMENT STRATEGIES

The fund invests in a portfolio of common stocks and fixed income securities. Under normal circumstances the fund intends to invest at least 65% of its total assets in these securities. At least 25% of assets will be invested in fixed income securities that are rated within the four highest rating categories. The fund may invest in foreign and domestic companies of all sizes. Fixed income securities in which the fund may invest include, U.S. and foreign government securities, corporate bonds, municipals, and mortgage- and asset-backed securities. Credit ratings for fixed income securities are established by nationally recognized statistical rating organizations. Please see the Statement of Additional Information for a detailed list of rating categories.


The adviser will use four criteria to select investments for the fund: risk, income, capital enhancement, and protection of capital value. The adviser will select securities believed to have potential for the production of current income, with emphasis on securities that also have the potential for capital growth as this is a balanced fund that has as its objectives both income and growth. Fixed income securities are selected using a multi-sector approach. Holdings are shifted into sectors (areas of the bond market) believed by the adviser to be undervalued and out of sectors determined by the adviser to be overvalued. The amount of fund assets which may be invested in common stocks and fixed income securities is not fixed. The adviser may adjust the mix of investments based upon financial market and economic conditions.


                                              Phoenix-Oakhurst Balanced Fund  49

The adviser's portfolio selection method may result in a higher portfolio turnover rate. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance and may increase capital gains distributions, resulting in greater tax liability to you.

Up to 35% of fund assets may be invested in "junk bonds." The actual percentage of junk bonds held in the portfolio will be determined by the adviser. If, in the advisor's opinion, market conditions warrant, the fund may increase its holdings of junk bonds subject to the 35% limit. The price of junk bonds will generally decline when interest rates rise, and increase when interest rates fall.

The fund may invest up to 25% of its net assets in securities of foreign (non-U.S.) issuers. The fund may invest in a broad range of foreign securities including equity, debt and convertible securities and foreign government securities. Issuers may be in established market countries and emerging market countries.

The fund may also invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the issuer at predetermined time(s), price(s) or price formula. Convertible securities have several unique investment characteristics such as:

         [bullet] Higher yields than common stocks but lower yields than comparable non-convertible securities;

         [bullet] Typically less fluctuation in value than the "underlying" common stock, that is, the common stock that the investor receives if he converts;

         [bullet] The potential for capital appreciation if the market price of the underlying common stock increases.

Temporary Defensive Strategy. If the adviser believes that market conditions are not favorable to the fund's principal strategies, the fund may hold on to its cash or invest without limit in cash equivalents, such as U.S. government securities and high grade commercial paper. When this happens, the fund may not achieve its investment objective.

Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the fund.



RISKS RELATED TO INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


GENERAL


The value of your shares is based on the market value of the fund's investments. However, the value of the fund's investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. The value of the fund's


50  Phoenix-Oakhurst Balanced Fund
investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values can also decline if the specific companies selected for fund investment fail to perform as the adviser expects, regardless of general economic trends, industry trends, interest rates and other economic factors.

In the case of fixed income securities, the value of the security will be directly affected by trends in interest rates and the overall condition of credit markets. For example, in times of rising interest rates, the value of these types of securities tends to decrease. When interest rates fall, the value of these securities tends to rise. Income distribution will also affect the fund's return. If the adviser misjudges the ability of the issuer of a portfolio security to make scheduled interest or other income payments to the fund, the fund's income available for distribution to shareholders may decrease.

In addition to these general risks of investing in the fund, there are several specific risks of investing in the fund that you should note.


HIGH RISK-HIGH YIELD SECURITIES


Although high risk, high yield securities provide greater income and opportunity for capital appreciation than investments in higher grade securities, they also typically entail greater price volatility and principal and interest risk. The value of high risk, high yield securities is inversely related to interest rate changes. If interest rates rise, generally the value of investments will fall. There is also a greater risk that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of below investment grade securities may be more complex than for higher grade securities, making it more difficult for the adviser to accurately predict risk.



FOREIGN INVESTING


Investing in the securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies. These include:


         [bullet] differences in accounting, auditing and financial reporting standards,

         [bullet] generally higher commission rates on foreign portfolio transactions,

         [bullet] differences and inefficiencies in transaction settlement systems,

         [bullet] the possibility of expropriation or confiscatory taxation,

                                              Phoenix-Oakhurst Balanced Fund  51

         [bullet] adverse changes in investment or exchange control regulations,

         [bullet] political instability, and

         [bullet] potential restrictions on the flow of international capital.

Political and economic uncertainty as well as less public information about investments may negatively impact the fund's portfolio.

Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes withheld prior to receipt by the fund.

Many of the foreign securities held by the fund will not be registered with, nor will the issuers of those securities be subject to the reporting requirements of, the U.S. Securities and Exchange Commission. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.


FOREIGN CURRENCY


Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the fund's net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the long and short terms.

On January 1, 1999, eleven European countries began converting from their sovereign currency to the European Union common currency called the "Euro." This conversion may expose the fund to certain risks, including the reliability and timely reporting of pricing information of the fund's portfolio holdings. In addition, one or more of the following may adversely affect specific securities in the fund's portfolio:

         [bullet] Known trends or uncertainties related to the Euro conversion that an issuer reasonably expects will have a material impact on revenues, expenses or income from its operations;

         [bullet] Competitive implications of increased price transparency of European Union markets (including labor markets) resulting from adoption of a common currency and issuers' plans for pricing their own products and services in the Euro;

52  Phoenix-Oakhurst Balanced Fund

         [bullet] Issuers' ability to make required information technology updates on a timely basis, and costs associated with the conversion (including costs of dual currency operations through January 1, 2002);

         [bullet] Currency exchange rate risk and derivatives exposure
                  (including the disappearance of price sources, such as certain interest rate indices); and

         [bullet] Potential tax consequences.



EMERGING MARKET INVESTING

Investments in less-developed countries whose markets are still emerging generally present risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

The economies of developing countries generally are heavily dependent upon international trade. And accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in the countries with which they trade.



SMALL MARKET CAPITALIZATION INVESTING


Companies with small capitalization are often companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant positive or negative effect on small capitalization companies and their stock performance. Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Smaller companies may find their ability to raise capital impaired by their size or lack of operating history. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.


UNRATED SECURITIES


Unrated securities may not be lower in quality than rated securities, but due to their perceived risk, they may not have as broad a market as rated securities. Analysis of unrated securities is more complex than for rated securities, making it more difficult for the adviser to accurately predict risk.

                                              Phoenix-Oakhurst Balanced Fund  53

IMPACT OF THE YEAR 2000 ISSUE ON FUND INVESTMENTS


The Year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is the possibility that some or all of an entity's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If an entity whose securities are held by the fund does not "fix" its Year 2000 issue, it is possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of entities whose securities are held by the fund.




MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


THE ADVISER

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix also acts as the investment adviser for 14 other mutual funds, as subadviser to three mutual funds and as adviser to institutional clients. As of December 31, 1998, Phoenix had $23.9 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the day-to-day management of the fund's portfolio. Phoenix manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

-----------------------------------------------------------------------------------------------------------------
                                         1st billion       $1+ billion through $2 billion      $2+ billion
-----------------------------------------------------------------------------------------------------------------
   Management Fee                           0.55%                      0.50%                      0.45%
-----------------------------------------------------------------------------------------------------------------

During the fund's last fiscal year, the fund paid total management fees of $8,930,936. The ratio of management fees to average net assets for the fiscal year ended October 31, 1998 was 0.53%.


PORTFOLIO MANAGEMENT

Investment and trading decisions for the fund are made by a team of equity professionals and a team of fixed-income professionals.


IMPACT OF THE YEAR 2000 ISSUE ON FUND OPERATIONS

The Trustees have directed management to ensure that the systems used by service providers (Phoenix and its affiliates) in support of the funds' operations be assessed and brought into

54  Phoenix-Oakhurst Balanced Fund

Year 2000 compliance. Based upon its assessments, Phoenix determined that it would be required to modify or replace portions of its software so that its computer systems would properly utilize dates beyond December 31, 1999. Phoenix management believes that the majority of these systems are already Year 2000 compliant. Phoenix believes that with modifications to existing software and conversions to new software, the Year 2000 issue will be mitigated. However, if the problem is not fully addressed, the fund may be negatively impacted.


Phoenix is utilizing both internal and external resources to reprogram, or replace, and test the software for Year 2000 modifications. As of June 30, 1999, Phoenix mission-critical systems have been upgraded and tested for Year 2000 compliance. The total cost to become Year 2000 compliant is not an expense of the fund and is not expected to have a material impact on the operating results of Phoenix.

                                              Phoenix-Oakhurst Balanced Fund  55

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

HOW IS THE SHARE PRICE DETERMINED?

The fund calculates a share price for each class of its shares. The share price is based on the net assets of the fund and the number of outstanding shares. In general, the fund calculates net asset value by:

[arrow]  adding the values of all securities and other assets of the fund,

[arrow]  subtracting liabilities, and

[arrow]  dividing by the total number of outstanding shares of the fund.

Asset Value: The fund's investments are valued at market value. If market quotations are not available, the fund determines a "fair value" for an investment according to rules and procedures approved by the Trustees. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value.

 Liabilities: Class specific expenses, distribution fees, service fees and other liabilities that are deducted for the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class's net assets, except where an alternative allocation can be more fairly made.

 Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of the fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class's net asset value per share.

 The net asset value per share of each class of the fund is determined on days when the New York Stock Exchange (the "NYSE") is open for trading as of the close of trading (normally 4:00 PM eastern time). The fund will not calculate its net asset values per share on days when the NYSE is closed for trading. Trading of securities held by the fund in foreign markets may negatively or positively impact the value of such securities on days when the fund neither trades securities nor calculates its net asset values (i.e., weekends and certain holidays).


AT WHAT PRICE ARE SHARES PURCHASED?

All investments received by the fund's authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in


56  Phoenix Series Fund
full and fractional shares that are purchased at the closing net asset value on the next business day on which the fund's net asset value is calculated following the dividend record date.



SALES CHARGES
--------------------------------------------------------------------------------


WHAT ARE THE CLASSES AND HOW DO THEY DIFFER?


The fund presently offers two classes of shares of each fund, and one additional class of shares of the Core Bond Fund, the High Yield Fund and the Money Market Fund. Each class of shares has different sales and distribution charges (see "Fund Expenses" previously in this prospectus). The fund has adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the fund to pay distribution and service fees for the sale of its shares and for services provided to shareholders. The distribution and service fees represent an asset-based sales charge that for a long term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").



WHAT ARRANGEMENT IS BEST FOR YOU?

The different classes permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CLASS A SHARES. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 4.75% of the offering price (4.99% of the amount invested). You will not pay a sales charge on purchases of Class A Shares of the Money Market Fund. The sales charge may be reduced or waived under certain conditions. Class A Shares are not subject to any charges by the fund when redeemed. Class A Shares have lower distribution and service fees (0.25%) and pay higher dividends than any other class.

CLASS B SHARES. If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first 5 years after they are purchased, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B and C Shares" below. This charge declines to 0% over a period of 5 years and may be waived under certain conditions. Class B shares have higher distribution and

                                                         Phoenix Series Fund  57
service fees (1.00% (0.75% for the Money Market Fund)) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares eight years after purchase. Purchase of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A Shares and anyone who is over 85 years of age. The underwriter may decline purchases in such situations.

CLASS C SHARES. (Core Bond Fund, High Yield Fund and Money Market Fund only) If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a sales charge of 1%. See "Deferred Sales Charge Alternative--Class B and C Shares" below. Class C Shares have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.


INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase (see "Class A Shares--Reduced Sales Charges: Combination Purchase Privilege" in the Statement of Additional Information). Shares purchased based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the fund's underwriter (Phoenix Equity Planning Corporation or "PEPCO").


SALES CHARGE YOU MAY PAY TO PURCHASE CLASS A SHARES

                                                      SALES CHARGE AS
                                                      A PERCENTAGE OF
                                           -----------------------------------
AMOUNT OF                                                               NET
TRANSACTION                                  OFFERING                  AMOUNT
AT OFFERING PRICE                             PRICE                   INVESTED
------------------------------------------------------------------------------
Under $50,000                                  4.75%                    4.99%
$50,000 but under $100,000                     4.50                     4.71
$100,000 but under $250,000                    3.50                     3.63
$250,000 but under $500,000                    3.00                     3.09
$500,000 but under $1,000,000                  2.00                     2.04
$1,000,000 or more                             None                     None


DEFERRED SALES CHARGE ALTERNATIVE--CLASS B AND C SHARES

Class B and C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gains distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the amount of shares owned and time period held, all Class B Shares purchased in any month are

58  Phoenix Series Fund
considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.


DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS B SHARES


YEAR                 1                2                 3                 4                5                 6+
----------------------------------------------------------------------------------------------------------------
CDSC                 5%               4%                3%                2%               2%                0%


DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS C SHARES (CORE BOND FUND, HIGH YIELD FUND AND MONEY MARKET FUND ONLY)


YEAR               1                 2+
----------------------------------------
CDSC               1%                0%



YOUR ACCOUNT
--------------------------------------------------------------------------------


OPENING AN ACCOUNT

Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.


STEP 1.

Your first choice will be the initial amount you intend to invest.

Minimum INITIAL investments:

[arrow] $25 for individual retirement accounts, or accounts that use the systematic exchange privilege, or accounts that use the Investo-Matic program (see below for more information on the Investo-Matic program).

[arrow] There is no initial dollar requirement for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

[arrow]  $500 for all other accounts.

Minimum ADDITIONAL investments:

[arrow]  $25 for any account.

[arrow] There is no minimum for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.

                                                         Phoenix Series Fund  59

STEP 2.

Your second choice will be what class of shares to buy. The fund offers three classes of shares for individual investors. Each has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.


STEP 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

         [bullet] Receive both dividends and capital gain distributions in additional shares;

         [bullet] Receive dividends in additional shares and capital gains distribution in cash;

         [bullet] Receive dividends in cash and capital gain distributions in additional shares; or

         [bullet] Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.



HOW TO BUY SHARES
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                     TO OPEN AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------
 Through a financial advisor         Contact your advisor. Some advisors may charge a fee.
-----------------------------------------------------------------------------------------------------------------
 Through the mail                    Complete a New Account Application and send it with a check payable to the fund. Mail them to: State Street Bank, P.O. Box 8301, Boston, MA
                                     02266-8301.
-----------------------------------------------------------------------------------------------------------------
 By Federal Funds wire               Call us at (800) 243-1574 (press 1, then 0).
-----------------------------------------------------------------------------------------------------------------
 Through express delivery            Complete a New Account Application and send it with a check payable to the fund. Send them to: Boston Financial Data Services, Attn: Phoenix Funds,
                                     66 Brooks Drive, Braintree, MA 02184.
-----------------------------------------------------------------------------------------------------------------
 By Investo-Matic                    Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: State Street Bank,
                                     P.O. Box 8301, Boston, MA 02266-8301.
-----------------------------------------------------------------------------------------------------------------
 By telephone exchange               Call us at (800) 243-1574 (press 1, then 0).
-----------------------------------------------------------------------------------------------------------------

60  Phoenix Series Fund

HOW TO SELL SHARES
--------------------------------------------------------------------------------


You have the right to have the fund buy back shares at the net asset value next determined after receipt of a redemption order by the fund's Transfer Agent or an authorized agent. In the case of a Class B or C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The fund does not charge any redemption fees. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

-----------------------------------------------------------------------------------------------------------------
                                     TO SELL SHARES
-----------------------------------------------------------------------------------------------------------------
Through a financial advisor          Contact your advisor. Some advisors may charge a fee.
-----------------------------------------------------------------------------------------------------------------
Through the mail                     Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, P.O. Box 8301, Boston, MA
                                     02266-8301. Be sure to include the registered owner's name, fund and account number, number of shares or dollar value you wish to sell.
-----------------------------------------------------------------------------------------------------------------
Through express delivery             Send a letter of instruction and any share certificates (if you hold certificate shares) to: Boston Financial Data Services, Attn: Phoenix
                                     Funds, 66 Brooks Drive, Braintree, MA 02184. Be sure to include the registered owner's name, fund and account number.
-----------------------------------------------------------------------------------------------------------------

By telephone                         For sales up to $50,000, requests can be made by calling (800) 243-1574.

-----------------------------------------------------------------------------------------------------------------
By telephone exchange                Call us at (800) 243-1574 (press 1, then 0).
-----------------------------------------------------------------------------------------------------------------
By Check (High Yield Fund, Money     If you selected the checkwriting feature, you may write checks for amounts
Market Fund and                      of $500 or more. Checks may not be used to close an account.
U.S. Government Securities Fund
only.)
-----------------------------------------------------------------------------------------------------------------



THINGS YOU SHOULD KNOW WHEN SELLING SHARES
--------------------------------------------------------------------------------

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the fund. The fund reserves the right to pay large redemptions "in-kind" (in securities owned by the fund rather than in cash). Large redemptions are those over $250,000 or 1% of the

                                                         Phoenix Series Fund  61
fund's net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the fund's Transfer Agent at (800) 243-1574.


REDEMPTIONS BY MAIL

[arrow] If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act.

         Send a clear letter of instructions if all of these apply:

         [bullet] The proceeds do not exceed $50,000.

         [bullet] The proceeds are payable to the registered owner at the address on record.

         Send a clear letter of instructions with a signature guarantee when any of these apply:

         [bullet] You are selling more than $50,000 worth of shares.

         [bullet] The name or address on the account has changed within the last 60 days.

         [bullet] You want the proceeds to go to a different name or address than on the account.

[arrow] If you are selling shares held in a corporate or fiduciary account, please contact the fund's Transfer Agent at (800) 243-1574.

If required, the signature guarantee on your request must be by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.


SELLING SHARES BY TELEPHONE

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.

62  Phoenix Series Fund

During times of drastic economic or market changes, telephone redemptions may be difficult to make or be temporarily suspended.



ACCOUNT POLICIES
--------------------------------------------------------------------------------


ACCOUNT REINSTATEMENT PRIVILEGE

For 180 days after you sell your Class A, B or C shares, you can purchase Class A Shares of any fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.


REDEMPTION OF SMALL ACCOUNTS

Due to the high cost of maintaining small accounts, if your account balance is less than $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.


EXCHANGE PRIVILEGES

You should read the prospectus carefully before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at
(800) 243-4361 or accessing our Web site at www.phoenixinvestments.com.

         [bullet] You may exchange shares for another fund in the same class of shares; e.g., Class A for Class A.

         [bullet] Exchanges may be made by phone ((800) 243-1574) or by mail
                  (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).

         [bullet] The amount of the exchange must be equal to or greater than the minimum initial investment required.

         [bullet] The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

         [bullet] Because excessive trading can hurt fund performance and harm other shareholders, the fund reserves the right to temporarily or permanently end exchange privileges or reject an order from anyone who appears to be attempting to time the market,

                                                         Phoenix Series Fund  63
                  including investors who request more than one exchange in any 30-day period. The fund's underwriter has entered into agreements with certain timing firms permitting them to exchange by telephone. These privileges are limited, and the fund distributor has the right to reject or suspend them.


RETIREMENT PLANS

Shares of the fund may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and 403(b) plans. For more information, call (800) 243-4361.



INVESTOR SERVICES
--------------------------------------------------------------------------------


INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Investo-Matic Section on the application and include a voided check.

SYSTEMATIC EXCHANGE allows you to automatically move money from one Phoenix Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Phoenix Fund will be exchanged for shares of the same class of another fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application.

TELEPHONE EXCHANGE lets you exchange shares of one fund for the same class of shares in another fund, using our customer service telephone service. See the Telephone Exchange Section on the application.

SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House (ACH) to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $5,000.

64  Phoenix Series Fund

TAX STATUS OF DISTRIBUTIONS
--------------------------------------------------------------------------------


The fund plans to make distributions from net investment income at intervals stated on the table below and to distribute net realized capital gains, if any, at least annually.

--------------------------------------------------------------------------------
   FUND                                                   DIVIDEND PAID
--------------------------------------------------------------------------------
   Aggressive Growth Fund                                  Semiannually
--------------------------------------------------------------------------------
   Balanced Fund                                            Quarterly
--------------------------------------------------------------------------------
   Capital Growth Fund                                     Semiannually
--------------------------------------------------------------------------------
   Core Bond Fund                                            Monthly
--------------------------------------------------------------------------------
   High Yield Fund                                           Monthly
--------------------------------------------------------------------------------
   Money Market Fund                                          Daily
--------------------------------------------------------------------------------

Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by the fund as capital gains distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

                                                         Phoenix Series Fund  65

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


These tables are intended to help you understand the funds' financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited, except as noted, by PricewaterhouseCoopers LLP, independent accountants. Their report, together with the funds' financial statements, are included in the funds' most recent Annual Report, which is available upon request.


Class C Shares of the Core Bond Fund and Money Market Fund are a new class of shares for those funds and as such have no financial performance to report as of the effective date of this prospectus.

PHOENIX-DUFF & PHELPS CORE BOND FUND

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED
                                                        4/30/99                          YEAR ENDED OCTOBER 31,
                                                      (UNAUDITED)        1998         1997        1996        1995        1994
                                                      -----------        -----        -----       -----       -----       -----
Net asset value, beginning of period                      $9.83          $9.66        $9.47       $9.60       $8.88        $9.87
INCOME FROM INVESTMENT OPERATIONS

   Net investment income                                   0.26(4)        0.59         0.55        0.52        0.55         0.64
   Net realized and unrealized gain (loss)                (0.33)          0.18         0.17       (0.15)       0.72        (1.02)
                                                          -----           ----         ----       -----        ----        -----

     TOTAL FROM INVESTMENT OPERATIONS                     (0.07)          0.77         0.72        0.37        1.27        (0.38)
                                                          -----           ----         ----        ----        ----        -----
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.31)         (0.57)       (0.53)      (0.50)      (0.55)       (0.45)
   Dividends from net realized gains                         --             --           --          --          --        (0.02)
   In excess of net investment income                        --          (0.03)          --          --          --           --
   Tax return of capital                                     --             --           --          --          --        (0.14)
                                                          -----          -----        -----       -----       -----        -----
     TOTAL DISTRIBUTIONS                                  (0.31)         (0.60)       (0.53)      (0.50)      (0.55)       (0.61)
                                                          -----          -----        -----       -----       -----        -----
Change in net asset value                                 (0.38)          0.17         0.19       (0.13)       0.72        (0.99)
                                                          -----          -----        -----       -----       -----        -----
NET ASSET VALUE, END OF PERIOD                            $9.45          $9.83        $9.66       $9.47       $9.60        $8.88
                                                          =====          =====        =====       =====       =====        =====
Total return(1)                                           (0.71)%(3)      8.16%        7.85%       4.05%      14.81%       (3.98)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $166,173       $180,628     $182,250    $208,552    $235,879     $262,157
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.03%(2)       1.00%        0.98%       1.03%       0.99%        0.98%
   Net investment income                                   5.44%(2)       5.46%        5.63%       5.55%       6.01%        5.92%
Portfolio turnover                                           81%(3)        290%         377%        379%        178%         101%

----------
(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.

(4)Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.


66  Phoenix Series Fund

--------------------------------------------------------------------------------

PHOENIX-DUFF & PHELPS CORE BOND FUND

                                                                                          CLASS B
                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS                                                          FROM
                                                         ENDED                                                          INCEPTION
                                                        4/30/99                    YEAR ENDED OCTOBER 31,              2/24/94 TO
                                                      (UNAUDITED)        1998         1997        1996        1995      10/31/94
                                                      -----------        -----        -----       -----       -----     --------
Net asset value, beginning of period                      $9.77          $9.60        $9.45       $9.58       $8.86       $9.61
INCOME FROM INVESTMENT OPERATIONS

   Net investment income                                   0.22(5)        0.52         0.47        0.44        0.48        0.39
   Net realized and unrealized gain (loss)                (0.33)          0.18         0.17       (0.14)       0.72       (0.75)
                                                          -----           ----         ----       -----        ----       -----

     TOTAL FROM INVESTMENT OPERATIONS                     (0.11)          0.70         0.64        0.30        1.20       (0.36)
                                                          -----           ----         ----        ----        ----       -----
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.28)         (0.51)       (0.49)      (0.43)      (0.48)      (0.30)
   Dividends from net realized gains                         --             --           --          --          --          --
   In excess of net investment income                        --          (0.02)          --          --          --          --
   Tax return of capital                                     --             --           --          --          --       (0.09)
                                                          -----          -----        -----       -----       -----       -----
     TOTAL DISTRIBUTIONS                                  (0.28)         (0.53)       (0.49)      (0.43)      (0.48)      (0.39)
                                                          -----          -----        -----       -----       -----       -----
Change in net asset value                                 (0.39)          0.17         0.15       (0.13)       0.72       (0.75)
                                                          -----           ----         ----       -----        ----       -----
NET ASSET VALUE, END OF PERIOD                            $9.38          $9.77        $9.60       $9.45       $9.58       $8.86
                                                          =====          =====        =====       =====       =====       =====
Total return(1)                                           (1.12)(3)       7.48%        6.94%       3.39%      13.82%      (3.83)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $12,644        $12,902       $5,321      $4,875      $3,655      $1,238
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.78%(2)       1.75%        1.71%       1.78%       1.73%       2.00%(2)
   Net investment income                                   4.69%(2)       4.74%        4.91%       4.79%       5.23%       4.49%(2)
Portfolio turnover                                           81%(3)        290%         377%        379%        178%        101%(3)


PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                                                                                           CLASS A
                                                       ----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED
                                                          4/30/99                         YEAR ENDED OCTOBER 31,
                                                        (UNAUDITED)       1998         1997       1996        1995        1994
                                                       ------------      ------       ------     -------     -------     -------
Net asset value, beginning of period                     $13.72          $17.20       $16.84      $16.51      $13.33      $14.56
INCOME FROM INVESTMENT OPERATIONS

   Net investment income (loss)                           (0.04)(5)       (0.03)       (0.08)(4)   (0.13)(4)    0.06(4)      0.27

   Net realized and unrealized gain (loss)                 6.81            0.04         2.95        2.64        4.21        (0.21)
                                                         ------          ------       ------      ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                      6.77            0.01         2.87        2.51        4.27         0.06
                                                         ------          ------       ------      ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                      --              --           --       (0.02)      (0.19)       (0.22)
   Dividends from net realized gains                         --           (3.46)       (2.51)      (2.16)      (0.90)       (1.07)
   In excess of net realized gains                           --           (0.03)          --          --          --          --
                                                         ------          ------       ------      ------      ------       ------
     TOTAL DISTRIBUTIONS                                     --           (3.49)       (2.51)      (2.18)      (1.09)       (1.29)
                                                         ------          ------       ------      ------      ------       ------
Change in net asset value                                  6.77           (3.48)        0.36        0.33        3.18        (1.23)
                                                         ------          ------       ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                           $20.49          $13.72       $17.20      $16.84      $16.51       $13.33
                                                         ======          ======       ======      ======      ======       ======
Total return(1)                                           49.34%(3)        0.38%       19.67%      17.43%      35.14%        0.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $318,251        $222,149     $246,002    $233,488    $180,288     $140,137
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.20%(2)(6)     1.21         1.20%       1.20%       1.29%        1.26%
   Net investment income (loss)                           (0.48)%(2)      (0.18)%      (0.53)%     (0.81)%      0.43%        1.97%
Portfolio turnover                                           82%(3)         176%         518%        401%        331%         306%

----------------
(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would be 1.21% and 1.96% for Class A and Class B, respectively.

                                                         Phoenix Series Fund  67

--------------------------------------------------------------------------------

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                                                                                        CLASS B
                                                     -------------------------------------------------------------------------------
                                                     SIX MONTHS                                                           FROM
                                                        ENDED                                                           INCEPTION
                                                       4/30/99                    YEAR ENDED OCTOBER 31,               7/21/94 TO
                                                     (UNAUDITED)        1998         1997         1996        1995      10/31/94
                                                     -----------       ------       ------       ------      ------     --------
Net asset value, beginning of period                    $13.18         $16.76       $16.57       $16.38      $13.31       $13.09
INCOME FROM INVESTMENT OPERATIONS(5)
                                                         (0.11)(4)      (0.12)       (0.20)(4)    (0.25)(4)    0.12(4)      0.02
   Net realized and unrealized gain (loss)                6.54           0.03         2.90         2.60        4.26         0.20
                                                        ------         ------       ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                     6.43          (0.09)        2.70         2.35        4.14         0.22
                                                        ------         ------       ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     --             --           --           --       (0.17)          --
   Dividends from net realized gains                        --          (3.46)       (2.51)       (2.16)      (0.90)          --
   In excess of net realized gains                          --          (0.03           --           --          --           --
                                                        ------         ------       ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                    --          (3.49)       (2.51)       (2.16)      (1.07)          --
                                                        ------         ------       ------       ------      ------       ------
Change in net asset value                                 6.43          (3.58)        0.19         0.19        3.07         0.22
                                                        ------         ------       ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                          $19.61         $13.18       $16.76       $16.57      $16.38       $13.31
                                                        ======         ======       ======       ======      ======       ======
Total return(1)                                          48.79%(3)      (0.28)%      18.70%       16.52%      34.15%        1.68%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $20,880        $14,157      $13,611      $10,466      $2,393         $330
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     1.95%(2)(6)    1.96%        1.96%        1.95%       2.04%        1.81%(2)
   Net investment income (loss)                          (1.22)(2)      (0.93)%      (1.28)%      (1.57)%     (0.83)%       1.45%(2)
Portfolio turnover                                          82%(3)        176%         518%         401%        331%         306%(3)



PHOENIX-ENGEMANN CAPITAL GROWTH FUND

                                                                                             CLASS A
                                                       ----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED
                                                          4/30/99                         YEAR ENDED OCTOBER 31,
                                                        (UNAUDITED)       1998         1997       1996        1995         1994
                                                       ------------      ------       ------     -------     -------       ------
Net asset value, beginning of period                     $24.95          $27.83       $26.87      $24.92      $21.24       $21.53
INCOME FROM INVESTMENT OPERATIONS

   Net investment income (loss)                           (0.03)          (0.06)        0.14(4)     0.20(4)     0.26         0.26
   Net realized and unrealized gain (loss)                 5.05(5)         2.73(4)      5.62        3.63        4.53         0.17
                                                         ------          ------       ------      ------      ------       ------

     TOTAL FROM INVESTMENT OPERATIONS                      5.02            2.67         5.76        3.83        4.79         0.43
                                                         ------          ------       ------      ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                      --              --        (0.21)      (0.25)      (0.30)       (0.24)
   Dividends from net realized gains                      (2.39)          (5.55)       (4.59)      (1.63)      (0.81)       (0.48)
                                                         ------          ------       ------      ------      ------       ------
     TOTAL DISTRIBUTIONS                                  (2.39)          (5.55)       (4.80)      (1.88)      (1.11)       (0.72)
                                                         ------          ------       ------      ------      ------       ------
Change in net asset value                                  2.63           (2.88)        0.96        1.95        3.68        (0.29)
                                                         ------          ------       ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                           $27.58          $24.95       $27.83      $26.87      $24.92       $21.24
                                                         ======          ======       ======      ======      ======       ======
Total return(1)                                           20.86%(3)       12.26%       24.81%      16.34%      23.91%        2.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $2,762,808      $2,434,217   $2,518,289  $2,347,471  $2,300,251   $2,140,458
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.07%(2)(6)     1.08%        1.10%       1.17%       1.20%        1.19%
   Net investment income (loss)                           (0.20)%(2)      (0.22)%       0.53%       0.80%       0.92%        1.22%
Portfolio turnover                                           60%(3)         110%         196%        116%        109%         118%

----------------
(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

68  Phoenix Series Fund

--------------------------------------------------------------------------------


PHOENIX-ENGEMANN CAPITAL GROWTH FUND


                                                                                        CLASS B
                                                     -------------------------------------------------------------------------------
                                                     SIX MONTHS                                                           FROM
                                                        ENDED                                                           INCEPTION
                                                       4/30/99                    YEAR ENDED OCTOBER 31,               7/15/94 TO
                                                     (UNAUDITED)        1998         1997        1996        1995       10/31/94
                                                     -----------       ------       ------       ------      ------     --------
Net asset value, beginning of period                    $24.40         $27.51       $26.63       $24.74      $21.19       $20.48
INCOME FROM INVESTMENT OPERATIONS(5)
   Net investment income (loss)                         (0.13)(4)       (0.24)(4)    (0.06)(4)       --(4)       --(4)      0.01
   Net realized and unrealized gain (loss)                4.93           2.68         5.57         3.61        4.60         0.70
                                                        ------         ------       ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                     4.80           2.44         5.51         3.61        4.60         0.71
                                                        ------         ------       ------       ------      ------       ------
LESS DISTRIBUTIONS

   Dividends from net investment income                     --             --        (0.04)       (0.09)      (0.24)          --
   Dividends from net realized gains                     (2.39)         (5.55)       (4.59)       (1.63)      (0.81)          --
                                                        ------         ------       ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                 (2.39)         (5.55)       (4.63)       (1.72)      (1.05)          --
                                                        ------         ------       ------       ------      ------       ------
Change in net asset value                                 2.41          (3.11)        0.88         1.89        3.55         0.71
                                                        ------         ------       ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                          $26.81         $24.40       $27.51       $26.63      $24.74       $21.19
                                                        ======         ======       ======       ======      ======       ======
Total return(1)                                          20.40%(3)      11.41%       23.89%       15.48%      23.02%        3.47%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $94,974        $76,060      $68,022      $45,326     $20,111       $2,966
RATIO TO AVERAGE NET ASSETS OF:

   Operating expenses                                     1.82%(2)(6)    1.83%        1.85%        1.93%       1.97%        1.87%(2)
   Net investment income (loss)                          (0.95)%(2)     (0.97)%      (0.25)%       0.01%       0.01%        0.32%(2)
Portfolio turnover                                          60%(3)        110%         196%         116%        109%         118%(3)


PHOENIX-GOODWIN HIGH YIELD FUND

                                                                                             CLASS A
                                                       ----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED
                                                          4/30/99                         YEAR ENDED OCTOBER 31,
                                                        (UNAUDITED)       1998         1997        1996        1995        1994
                                                       ------------      ------       ------     -------     -------     --------
Net asset value, beginning of period                      $7.55           $9.09        $8.63       $8.17       $8.11        $9.11
INCOME FROM INVESTMENT OPERATIONS

   Net investment income                                   0.37(5)         0.83         0.80        0.78        0.80         0.76
   Net realized and unrealized gain (loss)                 0.49           (1.56)        0.46        0.46        0.04        (0.97)
                                                          -----           -----        -----       -----       -----        -----

     TOTAL FROM INVESTMENT OPERATIONS                      0.86           (0.73)        1.26        1.24        0.84        (0.21)
                                                          -----           -----        -----       -----       -----        -----
LESS DISTRIBUTIONS
   Dividends from net investment income                   (0.41)          (0.81)       (0.80)      (0.78)      (0.78)       (0.76)
   Tax return of capital                                     --              --           --          --          --        (0.03)
                                                          -----           -----        -----       -----       -----        -----
     TOTAL DISTRIBUTIONS                                  (0.41)          (0.81)       (0.80)      (0.78)      (0.78)       (0.79)
                                                          -----           -----        -----       -----       -----        -----
Change in net asset value                                  0.45           (1.54)        0.46        0.46        0.06        (1.00)
                                                          -----           -----        -----       -----       -----        -----
NET ASSET VALUE, END OF PERIOD                            $8.00           $7.55        $9.09       $8.63       $8.17        $8.11
                                                          =====           =====        =====       =====       =====        =====
Total return(1)                                           11.60%(3)       (8.97)%      15.03%      15.95%      11.19%       (2.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $476,173        $427,659     $532,906    $501,265    $507,855     $531,773
RATIO TO AVERAGE NET ASSETS OF:

   Operating expenses                                      1.14%(2)(6)     1.12%        1.11%       1.17%       1.21%        1.19%
   Net investment income                                   9.55%(2)        9.13%        8.76%       9.21%      10.01%        9.01%

Portfolio turnover                                           44%(3)         103%         167%        162%        147%         222%

----------
(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                                                          Phoenix Series Fund 69

--------------------------------------------------------------------------------

PHOENIX-GOODWIN HIGH YIELD FUND

                                                                                       CLASS B
                                                    -------------------------------------------------------------------------------
                                                    SIX MONTHS                                                           FROM
                                                       ENDED                                                           INCEPTION
                                                      4/30/99                    YEAR ENDED OCTOBER 31,               2/16/94 TO
                                                    (UNAUDITED)        1998         1997         1996        1995      10/31/94
                                                    -----------       ------       ------       ------      ------     --------
Net asset value, beginning of period                    $7.52          $9.07        $8.63        $8.19       $8.13        $9.38
INCOME FROM INVESTMENT OPERATIONS

   Net investment income                                 0.34(5)        0.76         0.73         0.71        0.72         0.54
   Net realized and unrealized gain (loss)               0.49          (1.55)        0.46         0.45        0.07        (1.25)
                                                        -----          -----        -----        -----       -----        -----

     TOTAL FROM INVESTMENT OPERATIONS                    0.83          (0.79)        1.19         1.16        0.79        (0.71)
                                                        -----          -----        -----        -----       -----        -----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.39)         (0.76)       (0.75)       (0.72)      (0.73)       (0.52)
   Tax return of capital                                   --             --           --           --          --        (0.02)
                                                        -----          -----        -----        -----       -----        -----
     TOTAL DISTRIBUTIONS                                (0.39)         (0.76)       (0.75)       (0.72)      (0.73)       (0.54)
                                                        -----          -----        -----        -----       -----        -----
Change in net asset value                                0.44          (1.55)        0.44         0.44        0.06        (1.25)
                                                        -----          -----        -----        -----       -----        -----
NET ASSET VALUE, END OF PERIOD                          $7.96          $7.52        $9.07        $8.63       $8.19        $8.13
                                                        =====          =====        =====        =====       =====        =====
Total return(1)                                         11.21%(3)      (9.61)%      14.18%       14.88%      10.44%       (7.67)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $68,243        $61,026      $52,184      $25,595     $12,331       $6,056
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.89%(2)(4)    1.88%        1.86%        1.92%       1.97%        1.80%(2)
   Net investment income (loss)                          8.78%(2)       8.46%        8.00%        8.47%       9.18%        9.12%(2)
Portfolio turnover                                         44%(3)        103%         167%         162%        147%         222%

----------------


PHOENIX-GOODWIN HIGH YIELD FUND

                                                       CLASS C
                                              ---------------------------
                                               SIX MONTHS        FROM
                                                 ENDED        INCEPTION
                                                4/30/99       2/27/98 TO
                                              (UNAUDITED)      10/31/98
                                              -----------    ------------
Net asset value, beginning of period             $7.54          $9.31
INCOME FROM INVESTMENT OPERATIONS

   Net investment income                          0.35(5)        0.50
   Net realized and unrealized gain (loss)        0.48          (1.76)
                                                 -----          -----

     TOTAL FROM INVESTMENT OPERATIONS             0.83          (1.26)
                                                 -----          -----
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.39)         (0.51)
   Tax return of capital                            --             --
                                                 -----          -----
     TOTAL DISTRIBUTIONS                         (0.39)         (0.51)
                                                 -----          -----
Change in net asset value                         0.44          (1.77)
                                                 -----          -----
NET ASSET VALUE, END OF PERIOD                   $7.98          $7.54
                                                 =====          =====
Total return(1)                                  11.20%(3)     (14.09)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $2,918         $1,669
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.89%(2)(4)    1.88%(2)
   Net investment income (loss)                   8.69%(2)       8.94%(2)
Portfolio turnover                                  44%(3)        103%(3)
----------------

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.


70  Phoenix Series Fund

--------------------------------------------------------------------------------

PHOENIX-GOODWIN MONEY MARKET FUND

                                                                                             CLASS A
                                                       ----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED
                                                         4/30/99                         YEAR ENDED OCTOBER 31,
                                                       (UNAUDITED)       1998        1997         1996        1995        1994
                                                       ------------    -------     -------      -------     -------     -------
Net asset value, beginning of period                     $1.00           $1.00       $1.00        $1.00       $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.022           0.049       0.048        0.047       0.053       0.032
                                                         -----           -----       -----        -----       -----       -----
     TOTAL FROM INVESTMENT OPERATIONS                    0.022           0.049       0.048        0.047       0.053       0.032
                                                         -----           -----       -----        -----       -----       -----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.022)         (0.049)     (0.048)      (0.047)     (0.053)     (0.032)
                                                         -----           -----       -----        -----       -----       -----
Change in net asset value                                   --              --          --           --          --          --
                                                         -----           -----       -----        -----       -----       -----
NET ASSET VALUE, END OF PERIOD                           $1.00           $1.00       $1.00        $1.00       $1.00       $1.00
                                                         =====           =====       =====        =====       =====       =====
Total return                                              2.20%(2)        5.00%       4.76%        4.67%       5.32%       3.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $193,944        $195,292    $188,695     $192,859    $193,534    $196,566
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     0.74%(1)(3)     0.73%       0.79%        0.84%       0.71%       0.85%
   Net investment income                                  4.41%(1)        4.90%       4.76%        4.68%       5.31%       3.19%


PHOENIX-GOODWIN MONEY MARKET FUND

                                                                                          CLASS B
                                                     -------------------------------------------------------------------------------
                                                     SIX MONTHS                                                           FROM
                                                        ENDED                                                           INCEPTION
                                                       4/30/99                     YEAR ENDED OCTOBER 31,              7/15/94 TO
                                                     (UNAUDITED)        1998         1997        1996        1995       10/31/94
                                                     -----------       ------       ------       ------      ------     --------
Net asset value, beginning of period                     $1.00          $1.00        $1.00        $1.00       $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.018          0.041        0.040        0.039       0.046        0.007
                                                         -----          -----        -----        -----       -----        -----
     TOTAL FROM INVESTMENT OPERATIONS                    0.018          0.041        0.040        0.039       0.046        0.007
                                                         -----          -----        -----        -----       -----        -----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.018)        (0.041)      (0.040)      (0.039)     (0.046)      (0.007)
                                                         -----          -----        -----        -----       -----        -----
Change in net asset value                                   --             --           --           --          --           --
                                                         -----          -----        -----        -----       -----        -----
NET ASSET VALUE, END OF PERIOD                           $1.00          $1.00        $1.00        $1.00       $1.00        $1.00
                                                         =====          =====        =====        =====       =====        =====
Total return                                              1.82%(2)       4.22%        4.02%        3.93%       4.63%        0.70%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $15,870        $19,978      $15,013      $10,223      $8,506       $2,086
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     1.49%(1)(3)    1.48%        1.55%        1.59%       1.44%        1.60%(1)
   Net investment income                                  3.61%(1)       4.15%        4.02%        3.92%       4.62%        3.46%(1)

----------
(1) Annualized.
(2) Not Annualized.
(3) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                                                         Phoenix Series Fund  71

--------------------------------------------------------------------------------

PHOENIX-OAKHURST BALANCED FUND

                                                                                             CLASS A
                                                       ----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED
                                                         4/30/99                         YEAR ENDED OCTOBER 31,
                                                       (UNAUDITED)      1998        1997         1996        1995        1994
                                                       ------------    -------     -------      -------     -------     -------
Net asset value, beginning of period                    $16.29          $18.07       $17.56      $17.04       $15.23       $16.64
INCOME FROM INVESTMENT OPERATIONS

   Net investment income                                  0.18(4)         0.42         0.48        0.48         0.52         0.48
   Net realized and unrealized gain (loss)                1.95            0.90         2.38        1.46         1.80        (1.01)
                                                        ------          ------       ------      ------       ------       ------

     TOTAL FROM INVESTMENT OPERATIONS                     2.13            1.32         2.86        1.94         2.32        (0.53)
                                                        ------          ------       ------      ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment (income)                (0.21)          (0.40)       (0.48)      (0.49)       (0.51)       (0.49)
   Dividends from net realized gains                     (0.63)          (2.70)       (1.87)      (0.93)          --        (0.39)
                                                        ------          ------       ------      ------       ------       ------
     TOTAL DISTRIBUTIONS                                 (0.84)          (3.10)       (2.35)      (1.42)       (0.51)       (0.88)
                                                        ------          ------       ------      ------       ------       ------
Change in net asset value                                 1.29           (1.78)        0.51        0.52         1.81        (1.41)
                                                        ------          ------       ------      ------       ------       ------
NET ASSET VALUE, END OF PERIOD                          $17.58          $16.29       $18.07      $17.56       $17.04       $15.23
                                                        ======          ======       ======      ======       ======       ======
Total return(1)                                          13.34%(3)        8.68%       18.04%      12.03%       15.52%       (3.28)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $1,633,385      $1,548,475   $1,702,385  $1,897,306   $2,345,440   $2,601,808
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     0.96%(2)        0.97%        0.98%       1.01%        1.02%        0.96%
   Net investment income                                  2.10%(2)        2.41%        2.65%       2.74%        3.27%        3.03%
Portfolio turnover                                          44%(3)         138%         206%        191%         197%         159%


PHOENIX-OAKHURST BALANCED FUND

                                                                                          CLASS B
                                                     -------------------------------------------------------------------------------
                                                     SIX MONTHS                                                           FROM
                                                        ENDED                                                           INCEPTION
                                                       4/30/99                     YEAR ENDED OCTOBER 31,              7/15/94 TO
                                                     (UNAUDITED)        1998         1997        1996        1995       10/31/94
                                                     -----------       ------       ------       ------      ------     --------
Net asset value, beginning of period                   $16.25          $18.04       $17.54       $17.01      $15.23      $15.27
INCOME FROM INVESTMENT OPERATIONS

   Net investment income                                 0.12(4)         0.30         0.35         0.35        0.40        0.09
   Net realized and unrealized gain (loss)               1.94            0.90         2.37         1.47        1.80       (0.04)

                                                       ------          ------       ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    2.06            1.20         2.72         1.82        2.20        0.05
                                                       ------          ------       ------       ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.15)          (0.29)       (0.35)       (0.36)      (0.42)      (0.09)
   Dividends from net realized gains                    (0.63)          (2.70)       (1.87)       (0.93)         --          --
                                                       ------          ------       ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                                (0.78)          (2.99)       (2.22)       (1.29)      (0.42)      (0.09)
                                                       ------          ------       ------       ------      ------      ------
Change in net asset value                                1.28           (1.79)        0.50         0.53        1.78       (0.04)
                                                       ------          ------       ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                         $17.53          $16.25       $18.04       $17.54      $17.01      $15.23
                                                       ======          ======       ======       ======      ======      ======
Total return(1)                                         12.92%(3)        7.91%       17.13%       11.24%      14.68%      (0.34)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $37,893         $32,988      $30,216      $26,209     $16,971      $4,629
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.71%(2)        1.72%        1.73%        1.76%       1.78%       1.65%(2)
   Net investment income                                 1.35%(2)        1.66%        1.90%        1.96%       2.46%       2.36%(2)
Portfolio turnover                                         44%(2)         138%         206%         191%        197%        159%(3)

----------

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.

(4) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.


72  Phoenix Series Fund

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION


The fund has filed a Statement of Additional Information about the fund, dated October 8, 1999 with the Securities and Exchange Commission. The Statement contains more detailed information about the fund. It is incorporated into this prospectus by reference and is legally part of the prospectus. You may obtain a free copy of the Statement:


[arrow] by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

[arrow]   by calling (800) 243-4361.

You may also obtain information about the fund from the Securities and Exchange
Commission:

[arrow]   through its internet site (http://www.sec.gov),

[arrow]   by visiting its Public Reference Room in Washington, DC or

[arrow] by writing to its Public Reference Section, Washington, DC 20549-6009 (a fee may be charged).

Information about the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


SHAREHOLDER REPORTS

The fund semiannually mails to its shareholders detailed reports containing information about the fund's investments. The fund's Annual Report contains a detailed discussion of the market conditions and investment strategies that significantly affected the fund's performance from November 1 through October
31. You may request a free copy of the fund's Annual and Semiannual Reports:

[arrow] by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

[arrow]   by calling (800) 243-4361.

                        CUSTOMER SERVICE: (800) 243-1574
                            MARKETING: (800) 243-4361
                        TELEPHONE ORDERS: (800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY): (800) 243-1926

SEC File Nos. 2-14069 and 811-810    Printed on recycled paper using soybean ink

                                                         Phoenix Series Fund  73

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200


[LOGO] PHOENIX
       INVESTMENT PARTNERS






PXP 393 (10/99)

                      PHOENIX-DUFF & PHELPS CORE BOND FUND
                     PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND
                      PHOENIX-ENGEMANN CAPITAL GROWTH FUND
                         PHOENIX-GOODWIN HIGH YIELD FUND
                        PHOENIX-GOODWIN MONEY MARKET FUND
                         PHOENIX-OAKHURST BALANCED FUND

                                101 Munson Street
                         Greenfield, Massachusetts 01301

                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 8, 1999

   This Statement of Additional Information is not the Prospectus but expands upon and supplements the information contained in the current Prospectus of Phoenix Series Fund (the "Trust"), dated October 8, 1999 and should be read in conjunction with it. The Trust's Prospectus may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-4361, or by writing to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.


                                TABLE OF CONTENTS

                                                                            PAGE

Investment Policies.........................................................   1
Investment Restrictions.....................................................   7
Performance Information.....................................................   9
Performance Comparisons.....................................................  10
Portfolio Turnover..........................................................  10
Portfolio Transactions and Brokerage........................................  11
The Investment Adviser......................................................  12
Net Asset Value.............................................................  13
How to Buy Shares...........................................................  14
Alternative Purchase Arrangements...........................................  14
   Purchases of Shares of the Money Market Fund.............................  15
Investor Account Services...................................................  17
How to Redeem Shares........................................................  18
Tax-Sheltered Retirement Plans..............................................  19
Dividends, Distributions And Taxes..........................................  20
The Distributor.............................................................  21
Distribution Plans..........................................................  23
Management of the Trust.....................................................  24
Other Information...........................................................  31



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   PXP427B (10/99)

                                    THE TRUST

   Phoenix Series Fund (the "Trust") is a diversified open-end management investment company that was organized under Massachusetts law in 1958 a business trust. The trust presently comprises six series: the Phoenix-Duff & Phelps Core Bond Fund (the "Bond Fund"), Phoenix-Engemann Aggressive Growth Fund (the "Aggressive Growth Fund"); Phoenix-Engemann Capital Growth Fund (the "Growth Fund"); Phoenix-Goodwin High Yield Fund (the "High Yield Fund"); Phoenix-Goodwin Money Market Fund (the "Money Market Fund"); and Phoenix-Oakhurst Balanced Fund (the "Balanced Fund"); each a "Fund" and, collectively, the "Funds."


                               INVESTMENT POLICIES

   The investment objectives and policies of each Fund are described in the Prospectus. The following information supplements the information contained in the Prospectus.

   MONEY MARKET INSTRUMENTS. Certain money market instruments used extensively by the Money Market Fund, and to a lesser extent by the other Funds, are described below.

   REPURCHASE AGREEMENTS. Repurchase Agreements are agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act of 1940, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.

   A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Trust maintained in a central depository of book-entry system or by physical delivery of the securities to the Trust's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

   Even though repurchase transactions usually do not impose market risks on the purchasing Fund, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Fund might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

   CERTIFICATES OF DEPOSIT. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

   TIME DEPOSITS. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

   BANKER'S ACCEPTANCES. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

   COMMERCIAL PAPER. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

   CORPORATE DEBT SECURITIES. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

   U.S. GOVERNMENT OBLIGATIONS. Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years.

   Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

   SECURITIES AND INDEX OPTIONS. All Funds, except the Money Market Fund and Bond Fund, may write covered call options and purchase call and put options. Options and the related risks are summarized below.

   WRITING AND PURCHASING OPTIONS. The exercise price of a call option written by a Fund may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written. Call options written by a Fund normally will have expiration dates between three and nine months from the date written. During the option period a Fund may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Fund to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as the Fund effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the Fund has received an exercise notice.

   A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

   Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/ Silver Index. A Fund may write call options and purchase call and put options on any other indices traded on a recognized exchange.

   Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by a Fund, to prevent an underlying security from being called, or to enable a Fund to write another call option with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by a Fund expires unexercised, a Fund will realize a gain in the amount of the premium on the option less the commission paid.

   The option activities of a Fund may increase its portfolio turnover rate and the amount of brokerage commissions paid. A Fund will pay a commission each time it purchases or sells a security in connection with the exercise of an option. These commissions may be higher than those which would apply to purchases and sales of securities directly.

   LIMITATIONS ON OPTIONS. A Fund may write call options only if they are covered and if they remain covered so long as a Fund is obligated as a writer. If a Fund writes a call option on an individual security, a Fund will own the underlying security at all times during the option period. A Fund will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by a Fund will be "covered" by identifying the specific portfolio securities being hedged.

   To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by a Fund, a Fund will be required to deposit qualified securities. A "qualified security" is a security against which a Fund has not written a call option and which has not been hedged by a Fund by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will deposit an amount of cash or liquid assets equal in value to the difference. In addition, when a Fund writes a call on an index which is "in-the-money" at the time the call is written, a Fund will segregate with its custodian bank cash or liquid assets equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount segregated may be applied to a Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

   A Fund may invest up to 2% of its total assets in exchange-traded call and put options. A Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid.

   In connection with a Fund qualifying as a regulated investment company under the Internal Revenue Code, other restrictions on a Fund's ability to enter into option transactions may apply from time to time. See "Dividends, Distributions and Taxes."

   RISKS RELATING TO OPTIONS. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

   The risk of purchasing a call option or a put option is that a Fund may lose the premium it paid plus transaction costs. If a Fund does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

   An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Fund will write and purchase options only when the Adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that a Fund if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

   Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.

   Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser believes that the position limits established by the exchanges will not have any adverse impact upon a Fund or all of the Funds, in the aggregate.

   RISKS OF OPTIONS ON INDICES. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by a Fund of options on indices will be subject to the Adviser's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

   Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Fund would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to a Fund. However, it is the Trust's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

   Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, a Fund will write call options on indices only subject to the limitations described above.

   Price movements in securities in a Fund's portfolio will not correlate perfectly with movements in the level of the index and, therefore, a Fund bears the risk that the price of the securities held by the Fund may not increase as much as the level of the index. In this event, the Fund would bear a loss on the call which would not be completely offset by movements in the prices of a Fund's portfolio securities. It is also possible that the index may rise when the value of a Fund's portfolio securities does not. If this occurred, the Fund would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.

   Unless a Fund has other liquid assets which are sufficient to satisfy the exercise of a call on an index, a Fund will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Fund fails to anticipate an exercise, it may have to borrow from a bank (in an amount not exceeding 10% of a Fund's total assets) pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

   When a Fund has written a call on an index, there is also a risk that the market may decline between the time a Fund has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time a Fund is able to sell securities in its portfolio. As with options on portfolio securities, a Fund will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where a Fund would be able to deliver the underlying security in settlement, a Fund may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

   If a Fund exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" a Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

   FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS. All of the Funds except the Money Market Fund and the Bond Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges, long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in a Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which a Fund may wish to purchase in the future by purchasing futures contracts.

   A Fund may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

   In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by a Fund upon the purchase or sale of a financial futures contract. Initially, a Fund will be required to deposit in a pledged account with its custodian cash, U.S. Government obligations or fully paid marginable securities. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

   The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

   Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

   A Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.

   LIMITATIONS ON FUTURES CONTRACTS AND RELATED OPTIONS. A Fund may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. A Fund may not purchase or sell financial futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on a Fund's existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of a Fund's total assets after taking into account unrealized profits and losses on any such contracts. At the time of purchase of a futures contract or a call option on a futures contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be deposited in a pledged account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

   The extent to which a Fund may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company. See "Dividends, Distributions and Taxes."

   RISKS RELATING TO FUTURES CONTRACTS AND RELATED OPTIONS. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements a Fund would continue to be required to make daily margin payments. In this situation, if a Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities to meet its margin obligations at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on a Fund's ability to hedge its portfolio effectively.

   There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also limit a hedger's opportunity to benefit fully from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a Fund to incur additional brokerage commissions and may cause an increase in a Fund's portfolio turnover rate.

   The successful use of futures contracts and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements, interest rates and other market factors within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. Options and futures may also fail as a hedging technique in cases where the movements of the securities underlying the options and futures do not follow the price movements of the hedged portfolio securities. As a result, a Fund's total return for the period may be less than if it had not engaged in the hedging transaction. The loss from investing in futures transactions is potentially unlimited.

   Utilization of futures contracts by a Fund involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, a Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if a Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, a Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

   The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions because such action would reduce the liquidity of the futures market. In addition, from the point of view of speculators, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

   Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

   LEVERAGE. The Trust may from time to time increase the Aggressive Growth Fund's ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interest and investing the borrowed funds. The Trust will borrow only from banks, and only if immediately after such borrowing the value of the assets of a Fund (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed for investment purposes. The effect of this provision is to permit the Trust to borrow up to 25% of the total assets of a Fund, including the proceeds of any such borrowings. However, the amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of such Fund's assets computed as provided above becomes at any time less than three times the amount of the borrowings for investment purposes, the Trust, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

   Interest on money borrowed will be an expense of the Fund with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of such Fund is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

   Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Fund with respect to which the borrowing has been made.

   Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net asset value of a Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the monies borrowed) to the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case.

   FOREIGN SECURITIES. Each of the Funds, except the Money Market Fund and the Bond Fund may purchase foreign securities, including those issued by foreign branches of U.S. banks. In any event, such investments in foreign securities will be limited to 25% of the total net asset value of the Balanced Fund and Growth Fund. The Aggressive Growth Fund may invest up to 10% of its total net asset value in foreign securities and the High Yield Fund may invest up to 35% of its total net asset value in foreign securities. The Bond Fund may invest up to 5% of its total net asset value in Yankee Bonds. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under foreign securities markets, the impact of political, social or diplomatic developments, difficulties in invoking legal process abroad and the difficulty of assessing economic trends in foreign countries.

   The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust's foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

   YANKEE BONDS. Yankee Bonds are issued in the United States by foreign governments or companies. Since they are dollar-denominated, they are not affected by variations in currency exchange rates. Yankee Bonds are influenced primarily by interest rate levels in the United States, and by the financial condition of the issuer. Because the issuers are foreign, the issuers may be subject to levels of risk that differ from the domestic bond market.

   MORTGAGE-BACKED SECURITIES. Securities issued by Government National Mortgage Association ("GNMA") are, and securities issued by Federal National Mortgage Association ("FNMA") include, mortgage-backed securities representing part ownership of a pool of mortgage loans.

   In the case of GNMA, the mortgages are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veteran's Administration. In the case of FNMA, the mortgages are not insured by an agency of the U.S. Government.

   The prices of mortgage-backed securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Mortgage-backed securities issued by GNMA and FNMA currently offer yields which are higher than those available on other securities of the U.S. Government and its agencies and instrumentalities, but may be less effective than these other securities as a means of "locking in" attractive long-term interest rates. This is a result of the need to reinvest prepayment of principal and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. As a result, these securities have less potential for capital appreciation during periods of declining interest rates than other investments of comparable risk of decline in value during periods of rising rates.

   NONPUBLICLY OFFERED DEBT SECURITIES. The High Yield Fund may purchase securities which cannot be sold in the public market without first being registered with the Securities and Exchange Commission ("SEC") provided that the Adviser has determined that such securities meet prescribed standards for being considered as "liquid" securities. See "Investment Restrictions." Liquid restricted securities may offer higher yields than comparable publicly traded securities. Such securities ordinarily can be sold by the Trust in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under governing law. Private sales of such securities may involve significant delays and expense. Private sales often require negotiation with one or more purchasers and may produce less favorable prices than the sale of similar unrestricted securities. Public sales of previously restricted securities generally involve the time and expense of the preparation and processing of a registration statement (and the possible decline in value of the securities during such period) and may involve the payment of underwriting commissions. In some instances, the Trust may have to bear certain costs of registration in order to sell such shares publicly.

   DEFERRED COUPON DEBT SECURITIES. The High Yield Fund may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity ("deferred coupon" obligations). Because the deferred coupon bonds do not make interest payments for a certain period of time, they are purchased by the Fund at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. Therefore, there is a risk that the value of the Fund shares may decline more as a result of an increase in interest rates than would be the case if the Fund did not invest in deferred coupon bonds.

   LENDING PORTFOLIO SECURITIES. In order to increase its return on investments, the Trust may make loans of the portfolio securities of any Fund, as long as the market value of the loaned securities does not exceed 25% of the value of that Fund's total assets. Loans of portfolio securities will always be fully collateralized at no less than 100% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.

   LOAN PARTICIPATIONS. The High Yield Fund may invest up to 5% of its net assets, determined at the time of investment, in loan participations. A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of the borrower's principal and interest payments. Loan Participations of the type in which the Fund may invest include interests in both secured and unsecured corporate loans. In the event that a corporate borrower failed to pay its scheduled interest or principal payments on Participations held by the Fund, the market value of the affected participation would decline, resulting in a loss of value of such investment to the Fund. Accordingly, such Participations are speculative and may result in the income level and net assets of the Fund being reduced. Moreover, loan participation agreements generally limit the right of a participant to resell its interest in the loan to a third party and, as a result, loan Participations will be deemed by the Trust to be illiquid investments.

   ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are not liquid. The Funds consider investments that the adviser is not likely to be able to sell within seven days as not liquid. These securities can include repurchase agreements with maturities of more than seven days and private placements. Repurchase agreements are contracts under which the fund will buy securities and simultaneously agree to resell them at a later date for an agreed, higher price. Private placements are securities that are not sold to investors through a public offering but instead are sold in direct, private transactions. Illiquid securities may have a lower value than comparable securities that have active markets for resale, and they can lose their value more quickly under unfavorable conditions.


                             INVESTMENT RESTRICTIONS

   The Trust's fundamental policies as they affect any Fund cannot be changed without the approval vote of a majority of the outstanding shares of such Fund, which is the lesser of (i) 67% or more of the voting securities of such Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of such Fund. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Fund if a majority of the outstanding voting securities of that Fund votes for the approval of the proposal as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding securities of any other Fund affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust.

   The following investment restrictions are fundamental policies of the Trust with respect to all Funds and may not be changed except as described above. The Trust may not:

   1. Purchase for any Fund securities of any issuer, other than obligations issued or guaranteed as to principal and interest by the United States Government or its agencies or instrumentalities, if immediately thereafter (i) more than 5% of such Fund's total assets (taken at market value) would be invested in the securities of such issuer or (ii) more than 10% of the outstanding securities of any class of such issuer would be held by such Fund or by all Funds of the Trust in the aggregate.

   2. Concentrate the portfolio investments of any Fund in any one industry. To comply with this restriction, no security may be purchased for a Fund if such purchase would cause the value of the aggregate investment of such Fund in any one industry to exceed 25% of that Fund's total assets (taken at market value). However, the Money Market Fund may invest more than 25% of its assets in the domestic banking industry.

   3. Act as securities underwriter except as it technically may be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

   4. Purchase securities on margin, but it may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

   5. Make short sales of securities or maintain a short position.

   6. Make cash loans, except that the Trust may (i) purchase bonds, notes, debentures or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not, and (ii) enter into repurchase agreements, provided that no more than 10% of any Fund's net assets (taken at market value) may be subject to repurchase agreements maturing in more than seven days.

   7. Make securities loans, except that the Trust may make loans of the portfolio securities of any Fund, provided that the market value of the securities subject to any such loans does not exceed 25% of the value of the total assets (taken at market value) of such Fund.

   8. Make investments in real estate or commodities or commodity contracts, although (i) the Trust may purchase securities of issuers which deal in real estate or commodities and may purchase securities which are secured by interests in real estate, specifically, securities issued by real estate investment trusts and (ii) any Fund (excluding the Money Market Fund and the Bond Fund) may engage in transactions in financial futures contracts and related options, provided that the sum of the initial margin deposits on such Fund's existing futures positions and the premiums paid for related options would not exceed in the aggregate 2% of such Fund's total assets.

   9. Invest in oil, gas or other mineral exploration or development programs, although the Trust may purchase securities of issuers which engage in whole or in part in such activities.

   10. Invest in puts, calls, straddles and any combination thereof, except that any Fund (excluding the Money Market Fund and the Bond Fund) may (i) write
(sell) exchange-traded covered call options on portfolio securities and on securities indices and engage in related closing purchase transactions and (ii) invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices.

   11. Purchase securities of companies for the purpose of exercising management or control.

   12. Participate in a joint or joint and several trading account in securities.

   13. Purchase securities of any other investment company except in the open market at customary brokers' commission rates or as a part of a plan of merger or consolidation.

   14. Purchase for any Fund securities of any issuer which together with predecessors has a record of less than three years' continuous operation, if as a result more than 5% of the total net assets (taken at market value) of such Fund would then be invested in such securities.

   15. Purchase or retain securities of any issuer if any officer or Trustee of the Trust, or officer or director of its investment adviser, owns beneficially more than 1/2 of 1% of the outstanding securities or shares, or both, of such issuer and all such persons owning more than 1/2 of 1% of such securities or shares together own beneficially more than 5% of such securities or shares.

   16. Borrow money, except that the Trust may (i) borrow money for any Fund for temporary administrative purposes provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of such Fund and (ii) borrow money for any Fund for investment purposes, provided that any such borrowing for investment purposes with respect to any such Fund is (a) authorized by the Trustees prior to any public distribution of the shares of such Fund or is authorized by the shareholders of such Fund thereafter, (b) is limited to 25% of the value of the total assets (taken at market value and including any borrowings) of such Fund, and (c) is subject to an agreement by the lender that any recourse is limited to the assets of that Fund with respect to which the borrowing has been made. With the exception of the Aggressive Growth Fund, no Fund may invest in portfolio securities while the amount of borrowing of the Fund exceeds 5% of the total assets of such Fund. Borrowing for investment purposes has not been authorized for any Fund (except the Aggressive Growth Fund) whose shares are offered by the Trust.

   17. Pledge, mortgage or hypothecate the assets of any Fund to an extent greater than 10% of the total assets (taken at market value) of such Fund to secure borrowings made pursuant to the provisions of item 16 above.

   18. Issue senior securities as defined in the Investment Company Act of 1940, except to the extent that it is permissible to (a) borrow monthly from banks pursuant to the Trust's investment restrictions regarding the borrowing of money, and (b) enter into transactions involving forward foreign currency contracts, foreign currency contracts and options thereon, as described in the Trust's Prospectus and this Statement of Additional Information.

   The Trust may purchase illiquid securities including repurchase agreements providing for settlement more than seven days after notice and restricted securities (securities that must be registered with the Securities and Exchange Commission before they can be sold to the public) deemed to be illiquid provided such securities will not constitute more than 15% (or 10% in the case of the Money Market Fund) of each Fund's net assets. The Board of Trustees, or the Adviser acting at its direction, values these securities, taking into consideration quotations available from broker-dealers and pricing services and other information deemed relevant.

   If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation of the restrictions.


                             PERFORMANCE INFORMATION

   Performance information for each Fund (and Class of a Fund) may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as yield and effective yield of the Money Market Fund, as yield of the other Funds offered, or any Class of such Fund, and as total return of any Fund or Class thereof.

   The current yield for the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions for expenses during the period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Fund (and each Class of such Fund) assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

   Effective Yield = [(Base Period Return) + 1) (365/7)] -1

   For the 7-day period ending October 31, 1998, the yield of the Money Market Fund was 4.92% for Class A Shares and 4.16% for Class B Shares; the effective yield of this Fund was 4.92% for Class A Shares and 4.16% for Class B Shares.

   Quotations of yield for the High Yield, Bond and Balanced Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses (including pro rata Trust expenses and expenses applicable to each particular Fund or Class of a Fund) accrued during the period ("net investment income"), and are computed by dividing net investment income by the value of a share of the Fund or Class on the last day of the period, according to the following formula:

   YIELD = 2[(a-b)+ 1)(6) -1]
              ---
              cd

   where a = dividends and interest earned during the period by the Fund, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

   For the period ended October 31, 1998, the yield of the Class A Shares of the Funds were as follows: 11.02% for the High Yield Fund; 4.13% for the Bond Fund; and 3.68% for the Balanced Fund. For the same period, the yield of the Class B Shares of the Funds were as follows: High Yield Fund, 10.69%; Bond Fund, 3.63%; and Balanced Fund, 3.42%.

   Total return is a measure of the change in value of an investment in a Fund, or Class thereof, over the period covered. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund or a Class of a Fund; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares of a class owned at the end of the period by the net asset value on the last trading day of the period; (3) assuming maximum sales charge deducted and reinvestment of all dividends at net asset value and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or the time period during which the registration statement including the Fund was in effect if a Fund has not been in existence for at least ten years.

   The manner in which total return will be calculated for public use is described above. The following table summarizes the calculation of total return for each Fund, where applicable, through October 31, 1998.


               AVERAGE ANNUAL TOTAL RETURN AS OF OCTOBER 31, 1998

                                                     PERIODS ENDED
                                 -----------------------------------------------
                                                                   10 YEAR OR
                      FUND           1 YEAR        5 YEAR       SINCE INCEPTION*
                      ----           ------        ------       ----------------
Aggressive Growth (Class A)          (4.40)%        12.75%           12.37%

Aggressive Growth (Class B)          (3.30)%          N/A            15.63%

Balanced (Class A)                    3.53%          8.87%           11.39%

Balanced (Class B)                    4.44%           N/A            11.53%

Bond (Class A)                        3.04%          4.98%            7.30%

Bond (Class B)                        3.64%           N/A             5.53%

Growth (Class A)                      6.92%         14.45%           13.94%

Growth (Class B)                      8.00%           N/A            17.64%

High Yield (Class A)                (13.27)%         4.62%            7.97%

High Yield (Class B)                (12.80)%          N/A             3.83%

High Yield (Class C)                   N/A            N/A           (14.89)%

* Since inception, July 15, 1994 for Class B Balanced and Growth; July 21, 1994 for Class B Aggressive Growth; February 16, 1994 for Class B High Yield; February 24, 1994 for Bond; and February 27, 1998 for Class C High Yield.

NOTE: Average annual total return assumes a hypothetical initial payment of $1,000. At the end of each period, a total redemption is assumed. The ending redeemable value is divided by the original investment to calculate total return.

   Performance information for any Fund or Class reflects only the performance of a hypothetical investment in the Fund or Class during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Fund, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


                             PERFORMANCE COMPARISONS

   Each Fund or Class of a Fund may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and rating services such as Morningstar, Inc. Additionally, a Fund or Class of a Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poors The Outlook, and Personal Investor. A Fund may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Fund or the Class of a Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index
(EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index. The S&P 500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange and traded over the NASDAQ National Market System.

   Advertisements, sales literature, and other communications may contain information about the Adviser's current investment strategies and management style. Current strategies and style may change to allow the Trust to respond quickly to changing market and economic conditions. From time to time the Trust may include specific portfolio holdings or industries. To illustrate components of overall performance, the Trust may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of the Trust's portfolio; or compare the Trust's equity or bond return figure to well-known indices of market performance, including but not limited to: the S&P 500 Index, Dow Jones Industrial Average, Russell 2000 Growth Index, Salomon Brothers 90-Day Treasury Bill Index, CS First Boston High Yield Index and Salomon Brothers Corporate Bond and Government Bond Indices.


                               PORTFOLIO TURNOVER

   Each Fund has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Funds' securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Fund's shares and by requirements which enable the Trust to receive certain favorable tax treatment (see "Taxes"). Historical annual rates of portfolio turnover for all Funds except the Money Market Fund (which for this purpose does not calculate a portfolio turnover rate) are set forth in the prospectus.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

   In effecting portfolio transactions for the Trust, the Adviser and/or Subadviser (throughout this section, the "Adviser") adheres to the Trust's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The Adviser may cause the Trust to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or that any offset of direct expenses of a Fund yields the best net price. As provided in
Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Trust or to the Adviser are considered to be in addition to and not in lieu of services required to be performed by the Adviser under its contract with the Trust and may benefit both the Trust and other clients of the Adviser. Conversely, brokerage and research services provided by brokers to other clients of the Adviser may benefit the Trust.

   If the securities in which a particular Fund of the Trust invests are traded primarily in the over-the-counter market, where possible the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes. In addition, transactions effected on foreign securities exchanges which do not permit the negotiation of brokerage commissions and where the Adviser would, under the circumstances, seek to obtain best price and execution on orders for the Trust.

   The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Trust (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid by the Trust. Some portfolio transactions are, subject to the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Trust.

   The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the Adviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Trust. No advisory account of the Adviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs shared pro rata based on the Trust's participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.

   For the fiscal years ended October 31, 1996, 1997 and 1998, brokerage commissions paid by the Trust on portfolio transactions totaled $9,322,374, $13,168,358 and $6,306,652, respectively. Brokerage commissions of $5,779,984 paid during the fiscal year ended October 31, 1998, were paid on portfolio transactions aggregating $5,548,454,620 executed by brokers who provided research and other statistical and factual information. In fiscal year 1998, W.
S. Griffith & Co., Inc., a broker-dealer subsidiary of Phoenix Home Life Mutual Insurance Company, received $21,996, or .28% of total brokerage commission paid by the Trust in fund related commissions attributed to a clearing arrangement with an unaffiliated broker-dealer.

                             THE INVESTMENT ADVISER

   The investment adviser to the Bond Fund is Duff & Phelps Investment Management Co. ("Duff & Phelps"), which is located at 55 East Monroe Street, Chicago, Illinois 60603. The investment adviser to each of the other funds is Phoenix Investment Counsel, Inc. ("PIC" or "Adviser"), which is located at 56 Prospect Street, Hartford, Connecticut 06115-0480.

   All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is a New York Stock Exchange traded company that provides investment management and related services to institutional investors, corporations and individuals through operating subsidiaries. Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut is a majority shareholder of PXP. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut, 06115-2520. Equity Planning, a mutual fund distributor, acts as the national distributor of the Fund's shares and as Financial Agent of the Fund. The principal office of Equity Planning is located at 100 Bright Meadow Boulevard, Enfield, Connecticut, 06082.

   PXP is a publicly-traded independent registered investment advisory firm and has served investors for over 70 years. It manages over $57 billion in assets (as of March 31, 1998) through its investment partners: Aberdeen Fund Managers, Inc. (Aberdeen) in Aberdeen, London, Singapore and Fort Lauderdale; Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago and Cleveland; Roger Engemann & Associates, Inc. (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco; Zweig/Glaser Advisers (Zweig) in New York; and Phoenix Investment Counsel, Inc. (Goodwin, Hollister, and Oakhurst divisions) in Hartford, Sarasota and Scotts Valley, CA, respectively.

   PIC also acts as the investment adviser for 14 other mutual funds, as subadviser to three mutual funds, and as adviser to institutional clients. PIC has acted as an investment adviser for over sixty years. PIC was originally organized in 1932 as John P. Chase, Inc. As of December 31, 1998, PIC had approximately $23.9 billion in assets under management. Philip R. McLoughlin, a Trustee and officer of the Fund, is a director of PIC. All other executive officers of the Fund are officers of PIC.

   Duff & Phelps also acts as investment adviser to eight other mutual funds and as adviser to institutional clients. As of December 31, 1998, Duff & Phelps had approximately $15.2 billion in assets under management on a discretionary basis.

   Roger Engemann & Associates, Inc. ("Engemann") is the investment subadviser to the Aggressive Growth Fund and Capital Growth Fund and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as adviser to six mutual funds, as subadviser to four other mutual funds and acts as investment adviser to institutions and individuals. As of December 31, 1998, Engemann had $5.9 billion in assets under management. Engemann has been an investment adviser since 1969.

   All costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Trust are borne by the Trust. Each Fund pays expenses incurred in its own operation and also pays a portion of the Trust's general administration expenses allocated on the basis of the asset size of the respective Fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more fairly made. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Trust and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not fulltime employees of the Adviser or any of its affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by Equity Planning under its agreement with the Trust), expenses of printing and mailing stock certificates representing shares of the Trust, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Trust will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

   The investment advisory agreement provides that the Adviser shall not be liable to the Trust or to any shareholder of the Trust for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder of the Trust in connection with the matters to which the investment advisory agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Adviser in the performance of its duties thereunder.

   As full compensation for the services and facilities furnished to the Trust, the Adviser is entitled to a fee, payable monthly, as described in the Prospectus. There is no assurance that the Trust will reach net asset levels high enough to realize reductions in the rates of the advisory fees.

   The agreement continues in force from year to year for all Funds, provided that, with respect to each Fund, the agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Funds. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Trust or by the Adviser, on sixty (60) days written notice. The investment advisory agreement provides that upon termination of the agreement, or at the request of the Adviser, the Trust will eliminate all reference to Phoenix from its name, and will not thereafter transact business in a name using the word Phoenix.


   For services to the Trust during the fiscal years ended October 31, 1996, 1997, and 1998, the Adviser received fees of $33,927,182, $33,051,667 and
$33,577,315, respectively, under the investment advisory agreements in effect. Of these totals, the Adviser received fees from each Fund as follows:



                                1996                   1997              1998
                                ----                   ----              ----
Aggressive Growth Fund        $1,537,430            $1,735,384        $1,847,122

Balanced Fund                 11,281,357             9,489,765         8,930,936

Bond Fund                      1,016,243               885,257           833,864

Growth Fund                   15,914,996            16,439,785        17,237,170

High Yield Fund                3,366,120             3,713,370         3,942,021

Money Market Fund                811,036               788,106           786,202


                                 NET ASSET VALUE

   The net asset value per share of each Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Trust does not price securities on weekends or United States national holidays, the net asset value of a Fund's foreign assets may be significantly affected on days when the investor has no access to the Trust. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

   A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.


MONEY MARKET FUND

   The assets of the Money Market Fund are valued on the basis of amortized cost absent extraordinary or unusual market conditions. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter the value of a security is increased or decreased incrementally each day so that at maturity any purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the Money Market Fund securities may at times be more or less than their market value. By using amortized cost valuation, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

   The yield on a shareholder's investment may be more or less than that which would be recognized if the Fund's net asset value per share was not constant and was permitted to fluctuate with the market value of the Fund's portfolio securities. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The deviation is monitored periodically by comparing the Fund's net asset value per share as determined by using available market quotations with its net asset value per share as determined through the use of the amortized cost method of valuation. The Adviser makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of l%, the Trustees will consider what action, if any, should be initiated to provide fair valuation of the Fund's portfolio securities and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations. Furthermore, the assets of the Fund will not be invested in any security with a maturity of greater than 397 days, and the average weighted maturity of its portfolio will not exceed 90 days. Portfolio investments will be limited to U.S. dollar-denominated securities which present minimal credit risks and are of high quality as determined either by a major rating service or, if not rated, by the Trustees.


                                HOW TO BUY SHARES

   The minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by the Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. Completed applications for the purchase of shares should be mailed to: Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

   The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.


                        ALTERNATIVE PURCHASE ARRANGEMENTS

   Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which (except Class A Shares of the Money Market Fund), at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the New York Stock Exchange are confirmed at the offering price effective at that time, provided the order is received by the Authorized Agent prior to its close of business.


   The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution and services fees and contingent deferred sales charges on Class B or C Shares would be less than the initial sales charge and accumulated distribution and services fees on Class A Shares purchased at the same time. Note, only the Bond Fund, High Yield Fund and Money Market Fund offer Class C Shares.


   Dividends paid by the Fund, if any, with respect to each Class of Shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and services fees and any incremental transfer agency costs relating to each Class of Shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."

CLASS A SHARES
   Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. Class A Shares are subject to an ongoing distribution and services fees at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.

CLASS B SHARES
   Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions.

   Class B Shares are subject to an ongoing distribution and services fee at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and services fee paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted, in the circumstances and subject to the qualifications described in the Funds' Prospectus. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.

   Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and services fee. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

   For purposes of conversion to Class A Shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Fund account will be considered to be held in a separate subaccount. Each time any Class B Shares in the shareholder's Fund account (other than those in the subaccount) convert to Class A, an equal pro rata portion of the Class B Share dividends in the subaccount will also convert to Class A Shares.



CLASS C SHARES--BOND FUND, HIGH YIELD FUND AND MONEY MARKET FUND ONLY

   Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to an ongoing distribution and services fee at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to Class C Shares.


PURCHASES OF SHARES OF THE MONEY MARKET FUND
   The minimum initial investment and the minimum subsequent investment for the purchase of shares of the Money Market Fund are set forth in the Prospectus. Shares of the Money Market Fund are sold through registered representatives of Equity Planning or through brokers or dealers with whom Equity Planning has sales agreements. (See "Distribution Plans"). Initial purchases of shares may also be made by mail by completing an application and mailing it directly to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. Subsequent purchases should be sent to State Street Bank and Trust Company. An investment is accepted when funds are credited to the purchaser. Investments are credited not later than the second business day after receipt by the Trust of checks drawn on U.S. banks payable in U.S. funds. Shares purchased begin earning dividends the day after funds are credited. Certified checks are not necessary.


CLASS A SHARES--REDUCED INITIAL SALES CHARGES
   Investors choosing the initial sales charge alternative under certain circumstances may be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

   QUALIFIED PURCHASERS. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) trustee, director or officer of the Phoenix Funds, the Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates; (2) any director or officer, or any full-time employee or sales representative (for at least 90 days), of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements;
(4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (3) or (5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Distributor and/or their corporate affiliates; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees; (10) any person with a direct rollover transfer of shares from an established Phoenix Fund, Phoenix-Engemann Fund or Phoenix-Seneca Fund qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds, Phoenix-Engemann Fund or Phoenix-Seneca Fund if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid;
(16) any deferred compensation plan established for the benefit of any Phoenix Fund, Phoenix-Engemann Fund or Phoenix-Seneca Fund trustee or director; provided that sales to persons listed in (1) through (15) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (17) purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; (19) 401(k) participants in the Merrill Lynch Daily K Plan (the "Plan") if the Plan has at least $3 million in assets or 500 or more eligible employees; or (20) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of the investors described in (17) through (20) may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

   COMBINATION PURCHASE PRIVILEGE. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

   An "Affiliated Phoenix Fund" means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Funds.

   LETTER OF INTENT. If you sign a Letter of Intent, your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made by the same person within a thirteen-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually nonbinding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A or M Shares before Class C or B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.

   RIGHT OF ACCUMULATION. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.

   ASSOCIATIONS. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must:
(1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.


CLASS B AND C SHARES--WAIVER OF SALES CHARGES
   The CDSC is waived on the redemption (sale) of Class B and C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7);
(c) as a mandatory distribution upon reaching age 70 1/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) from the Merrill Lynch Daily K Plan ("Plan") invested in Class B Shares, on which such shares the Distributor has not paid the dealer the Class B sales commission; (f) based on the exercise of exchange privileges among Class B and C Shares of this or any other Affiliated Phoenix Fund; (g) based on any direct rollover transfer of shares from an established Affiliated Phoenix Fund qualified plan into an Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (h) based on the systematic withdrawal program (Class B Shares only). If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B or C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed.


CONVERSION FEATURE--CLASS B SHARES
   Class B Shares will automatically convert to Class A Shares of the same Fund eight years after they are bought. Conversion will be on the basis of the then prevailing net asset value of Class A and B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Funds were unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Funds.


                            INVESTOR ACCOUNT SERVICES

   The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges as described in the Funds' current Prospectus. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at (800) 243-1574.

   EXCHANGES. Under certain circumstances, shares of any Phoenix Fund (except Class A Shares of the Money Market Fund) may be exchanged for shares of the same Class of another Phoenix Fund or any other Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund, Series, or Portfolio, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Phoenix Fund, if currently offered. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes").

   SYSTEMATIC EXCHANGES. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Phoenix Fund or any other Affiliated Phoenix Fund automatically on a monthly, quarterly, semi-annual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor. Exchanges will be based upon each Fund's net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge.

   DIVIDEND REINVESTMENT ACROSS ACCOUNTS. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix Funds or any other Affiliated Phoenix Fund at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Fund carefully before directing dividends and distributions to another Fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

   INVEST-BY-PHONE. This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is phoned in, Equity Planning will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House
(ACH). The shareholder's bank, which must be an ACH member, will in turn forward the monies to Equity Planning for credit to the shareholder's account. ACH is a computer-based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

   To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon Equity Planning's acceptance of the authorization form (usually within two weeks) shareholders may call toll free
(800) 367-5877 prior to

3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to Equity Planning. Equity Planning will then contact the shareholder's bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. This service may also be used to request redemption of shares of the Money Market Fund, the proceeds of which are transferred to the shareholder's bank the second day following receipt of the verbal request. The Trust may delay the mailing of a check for redemption proceeds of Trust shares purchased with a check or via Invest-by-Phone service until the Trust has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days.

   The Trust and Equity Planning reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

   SYSTEMATIC WITHDRAWAL PROGRAM. The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

   Shareholders participating in the Systematic Withdrawal program must own shares of a Series worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. Participants in the Program redeeming Class C Shares will be subject to any applicable contingent deferred sales charge. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.

   Through the Program, Class B shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investment each quarter without incurring otherwise applicable contingent deferred sales charges. Class B shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.


                              HOW TO REDEEM SHARES

   Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more after receipt of the check. See the Funds' current Prospectus for further information. Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.

   The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

REDEMPTION OF SMALL ACCOUNTS
   Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 30 days written notice to the shareholder mailed to the address of record. During the 60 day period the shareholder has the right to add to the account to bring its value to $200 or more.

BY MAIL
   Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares. See the Funds' current Prospectus for more information.

TELEPHONE REDEMPTIONS
   Shareholders who do not have certificated shares may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.


BY CHECK (BOND FUND, HIGH YIELD FUND AND MONEY MARKET FUND ONLY)

   Any shareholder of these Funds may elect to redeem shares held in his Open Account by check. Checks will be sent to an investor upon receipt by Equity Planning of a completed application and signature card (attached to the application). If the signature card accompanies an individual's initial account application, the signature guarantee section of the form may be disregarded. However, the Trust reserves the right to require that all signatures be guaranteed prior to the establishment of a check writing service account. When an authorization form is submitted after receipt of the initial account application, all signatures must be guaranteed regardless of account value.

   Checks may be drawn payable to any person in an amount of not less than $500, provided that immediately after the payment of the redemption proceeds the balance in the shareholder's Open Account is $500 or more.

   When a check is presented to Equity Planning for payment, a sufficient number of full and fractional shares in the shareholder's Open Account will be redeemed to cover the amount of the check. The number of shares to be redeemed will be determined on the date the check is received by the Transfer Agent. Presently there is no charge to the shareholder for the check writing service, but this may be changed or modified in the future upon two weeks written notice to shareholders. Checks drawn from Class B and Class C accounts are subject to the applicable deferred sales charge, if any.

   The checkwriting procedure for redemption enables a shareholder to receive income accruing on the shares to be redeemed until such time as the check is presented to Equity Planning for payment. Inasmuch as canceled checks are returned to shareholders monthly, no confirmation statement is issued at the time of redemption.

   Shareholders utilizing withdrawal checks will be subject to Equity Planning's rules governing checking accounts. A shareholder should make sure that there are sufficient shares in his Open Account to cover the amount of any check drawn. If insufficient shares are in the account and the check is presented to Equity Planning on a banking day on which the Trust does not redeem shares (for example, a day on which the New York Stock Exchange is closed), or if the check is presented against redemption proceeds of an investment made by check which has not been in the account for at least fifteen calendar days, the check may be returned marked "Non-sufficient Funds" and no shares will be redeemed. A shareholder may not close his account by a withdrawal check because the exact value of the account will not be known until after the check is received by Equity Planning.

REDEMPTION IN KIND
   To the extent consistent with state and federal law, the Funds may make payment of the redemption price either in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Funds at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Funds. A shareholder receiving such securities would incur brokerage costs when he sold the securities.

ACCOUNT REINSTATEMENT PRIVILEGE
   Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information and conditions attached to this privilege.


                         TAX-SHELTERED RETIREMENT PLANS

   Shares of the Trust are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Plans. Write or call Equity Planning (800) 243-4361 for further information about the plans.

MERRILL LYNCH DAILY K PLAN
   Class A Shares of a Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

   (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

   (ii) The Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

   (iii) the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

   Alternatively, Class B Shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set for in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

   Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of a Fund convert to Class A Shares once the Plan has reached $5 million invested in Applicable Investments, or after the normal holding period of seven years from the initial date of purchase.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

   As stated in the Prospectus, it will be the policy of the Trust and of each Fund that each comply with provisions of the Internal Revenue Code (the "Code") relieving investment companies which distribute substantially all of their net income from Federal income tax on the amounts distributed.

   The Federal tax laws also impose a four percent nondeductible excise tax on each regulated investment company with respect to an amount, if any, by which such company does not meet distribution requirements specified in such tax laws. The Trust intends that each Fund will comply with such distribution requirements and thus does not expect to incur the four percent nondeductible excise tax.

   As stated in the Prospectus, the Trust believes that each of its Funds will be treated as a single entity. Prior to November 1, 1986, the Trust was treated as a single entity.

   To qualify for treatment as a regulated investment company ("RIC") each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities; and (b) meet certain diversification requirements imposed under the Code at the end of each quarter of the taxable year. Under certain state tax laws, each Fund must also comply with the "short-short" test to qualify for treatment as a RIC for state tax purposes. Under the "short-short" test the Fund must derive less than 30% of its gross income each taxable year as gains (without deduction for losses) from the sale or other disposition of securities for less than three months. If in any taxable year each Fund does not qualify as a regulated investment company, all of its taxable income will be taxed at corporate rates. In addition, if in any tax year the Fund does not qualify as a RIC for state tax purposes a capital gain dividend may not retain its character in the hands of the shareholder for state tax purposes.

   Income dividends and short-term capital gains distributions, whether received in shares or in cash, are treated by shareholders as ordinary income for Federal income tax purposes. Prior to January 1, 1987, income dividends were eligible for the dividends received exclusion of $100 ($200 for a joint return) available to individuals and the 85% dividends received deduction available to corporate shareholders, subject, in either case, to reduction, for various reasons, including the fact that dividends received from domestic corporations in any year were less than 95% of the distributing Fund's gross income, in the case of individual distributees, or 100% of the distributing Fund's gross income, in the case of corporate distributees. Any income dividends received after December 31, 1987 do not qualify for dividend exclusion on an individual tax return but corporate shareholders are eligible for a 70% dividends received deduction (80% in the case of a 20% shareholder) subject to a reduction for various reasons including the fact that dividends received from domestic corporations in any year are less than 100% of the distributing Fund's gross income. Gross income includes the excess of net short-term capital gains over net long-term capital losses.

   Distributions which are designated by the Trust as long-term capital gains, whether received in shares or in cash, are taxable to shareholders as long-term capital gains (regardless of how long such person has been a shareholder) and are not eligible for the dividends received exclusion. Any loss from the sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions paid with respect to such shares.

   Individuals are entitled to deduct "miscellaneous itemized deductions" specified in the Code only to the extent they exceed two percent of the individuals' "adjusted gross income." Effective January 1, 1988, included within the miscellaneous itemized deductions subject to the two percent "floor" are indirect deductions through certain pass-through entities such as the Funds. The Secretary of the Treasury is authorized to prescribe regulations relating to the manner in which the floor will be applied with respect to indirect deductions and to the manner in which pass-through entities such as the Funds will report such amounts to the individual shareholders. Individual shareholders are advised that, pursuant to these rules, they may be required to report as income amounts in excess of actual distributions made to them.

   The Trust is required to withhold for income taxes, 31% of dividends, distributions and redemption payments, if any of the following circumstances exist: i) a shareholder fails to provide the Trust with a correct taxpayer identification number ("TIN"); ii) the Trust is notified by the Internal Revenue Service that the shareholder furnished an incorrect TIN; or iii) the Trust is notified by the Internal Revenue Service that withholding is required because the shareholder failed to report the receipt of dividends or interest from other sources. Withholding may also be required for accounts with respect to which a shareholder fails to certify that i) the TIN provided is correct and ii) the shareholder is not subject to such withholding. However, withholding will not be required from certain exempt entities nor those shareholders complying with the procedures as set forth by the Internal Revenue Service. A shareholder is required to provide the Trust with a correct TIN. The Trust in turn is required to report correct taxpayer identification numbers when filing all tax forms with the Internal Revenue Service. Should the IRS levy a penalty on the Trust for reporting an incorrect TIN and that TIN was provided by the shareholder, the Trust will pass the penalty onto the shareholder.

   Dividends paid by a Fund from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.

   This discussion of "Dividends, Distributions and Taxes" is a general and abbreviated summary of applicable provisions of the Code and Treasury regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action.

   Shareholders ordinarily will also be subject to state income taxes on the dividends and distributions they receive from each Fund. Shareholders are urged to consult counsel or other competent tax advisers regarding specific questions as to Federal, state or local taxes.


                                 THE DISTRIBUTOR

   Phoenix Equity Planning Corporation ("Equity Planning"), which has undertaken to use its best efforts to find purchasers for shares of the Trust, serves as the national distributor of the Trust's shares. Shares of each Fund are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Trust for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Trust shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law and banks and financial institutions may be required to register as dealers pursuant to state law. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Fund.

   For the fiscal years ended October 31, 1996, 1997, and 1998, Equity Planning's gross commissions on sales of Trust shares totaled $6,512,356, $5,398,731 and $4,783,475, respectively, of which the principal underwriter received net commissions of $912,483, $1,156,623 and $1,048,347, respectively, for its services, the balance being paid to dealers. For the fiscal year ended October 31, 1998, the Distributor received net commissions of $461,952 for Class A Shares and deferred sales charges of $586,395 for Class B and C Shares.

DEALER CONCESSIONS
   Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as set forth below.

                                                                                                       DEALER DISCOUNT
                                               SALES CHARGE                 SALES CHARGE                OR AGENCY FEE
            AMOUNT OF TRANSACTION              AS PERCENTAGE               AS PERCENTAGE              AS PERCENTAGE OF
              AT OFFERING PRICE              OF OFFERING PRICE           OF AMOUNT INVESTED            OFFERING PRICE
              -----------------              -----------------           ------------------            --------------
       Less than $50,000                           4.75%                       4.99%                        4.25%
       $50,000 but under $100,000                  4.50%                       4.71%                        4.00%
       $100,000 but under $250,000                 3.50%                       3.63%                        3.00%
       $250,000 but under $500,000                 3.00%                       3.09%                        2.75%
       $500,000 but under $1,000,000               2.00%                       2.04%                        1.75%
       $1,000,000 or more                          None                         None                        None

   In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class B or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan due to a waiver of the CDSC for these Plan participants' purchases. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

   Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Funds through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements;
(b) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million but under $3 million, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million. If part or all of such investment as described in (c) and (d) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. From its own resources, the distributor intends to pay the following additional compensation to Merrill Lynch, Pierce, Fenner & Smith, Incorporated: 0.25% on sales of Class A and B Shares, 0.10% on sales of Class C Shares, 0.10% on sales of Class A shares sold at net asset value, and 0.10% annually on the average daily net asset value of fund shares on which Merrill Lynch is broker of record and which such shares exceed the amount of assets on which Merrill Lynch is broker of record as of July 1, 1999. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. Equity Planning reserves the right to discontinue or alter such fee payment plans at any time.

ADMINISTRATIVE SERVICES
   Equity Planning also acts as administrative agent of the Funds and as such performs administrative, bookkeeping and pricing functions for the Funds. For its services, Equity Planning will be paid a fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc., as subagent, plus (2) the documented cost of Equity Planning to provide financial reporting and tax services and to oversee the subagent's performance. The current fee schedule of PFPC Inc. is based upon the average of the aggregate daily net asset values of the Funds, at the following incremental annual rates.

              First $200 million                          .085%
              $200 million to $400 million                .05%
              $400 million to $600 million                .03%
              $600 million to $800 million                .02%
              $800 million to $1 billion                  .015%
              Greater than $1 billion                     .0125%

   Percentage rates are applied to the aggregate daily net asset values of the Funds. PFPC Inc. also charges minimum fees and additional fees for each additional class of fund shares. Equity Planning retains PFPC Inc. as subagent for each of the funds for which Equity Planning serves as administrative agent. PFPC Inc. agreed to a modified fee structure and waived certain charges. Because PFPC Inc.'s arrangement would have favored smaller funds over larger funds, Equity Planning reallocates PFPC Inc.'s overall asset-based charges among all funds for which it serves as administrative agent on the basis of the relative net assets of each fund. As a result, the PFPC Inc. charges to the Fund are expected to be slightly less than the amount that would be found through direct application of the table illustrated above. For its services during the Fund's fiscal year ended October 31, 1998, Equity Planning received $1,675,974.


                               DISTRIBUTION PLANS

   The Funds have adopted separate amended and restated distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of the Funds other than Class A Shares of the Money Market Fund (the "Class A Plan," the "Class B Plan," the "Class C Plan," and collectively the "Plans"). The Plans permit the Funds to reimburse the Distributor for expenses incurred in connection with activities intended to promote the sale of shares of each class of shares of the Funds.

   Pursuant to the Class B and Class C Plans, each Fund may reimburse the Distributor monthly for actual expense of the Distributor up to 0.75% (0.50% for the Class B Plan for the Money Market Fund) of the average daily net assets of the Class B and Class C Shares, respectively. Expenditures under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds;
(ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Phoenix Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials;
(vi) the cost of printing the Funds' Prospectus and Statement of Additional Information for distribution to potential investors; and (vii) such other similar services that the Trustees of the Funds determine are reasonably calculated to result in the sale of shares of the Funds. In addition, the Funds will pay the Distributor 0.25% annually of the average daily net assets of the Funds' shares for providing services to the shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee").

   From the Service Fee, the Distributor expects to pay a quarterly fee to qualifying broker/dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor.

   From its own resources or pursuant to the Plan, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

   Each Plan requires that at least quarterly the Trustees of the Trust review a written report with respect to the amounts expended under the Plan and the purposes for which such expenditures were made. While each Plan is in effect, the Trust will be required to commit the selection and nomination of candidates for Trustees who are not interested persons of the Trust to the discretion of other Trustees who are not interested persons. Each Plan continues in effect from year to year only provided such continuance is approved annually in advance by votes of the majority of both (a) the Board of Trustees of the Trust and (b) the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan and any agreements related to each Plan. No interested person of the Trust and no Trustee who is not an interested person of the Trust, as that term is defined in the Investment Company Act of 1940, has any direct or indirect financial interest in the operation of the Plans.

   For the fiscal year ended October 31, 1998, the Funds paid Rule l2b-l Fees in the amount of $14,990,674, of which the principal underwriter received $3,050,942; W.S. Griffith & Co., Inc., an affiliate, received $1,390,286; and unaffiliated broker-dealers received $10,549,446. Distributor expenses under the Plans consisted of: (1) advertising, $1,098,449; (2) printing and mailing of prospectuses to other than current shareholders, $58,667; (3) compensation to dealers, $13,966,641; (4) compensation to sales personnel, $2,229,632; (5) service costs, $697,216, and (6) other, $426,887. The Distributor's expenses from selling and servicing Class B Shares may be more than the payments received from contingent deferred sales charges collected on redeemed shares and from the Fund under the Class B Plan. Those expenses may be carried over and paid in future years. At October 31, 1998, the end of the last Plan year, Distributor had incurred unreimbursed expenses under the Class B Plan of $4,459,578 (equal to 0.09% of the Fund's net assets) which have been carried over into the present Class B Plan year.

                             MANAGEMENT OF THE TRUST

   The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on Trustees by the 1940 Act and Massachusetts business trust law.

TRUSTEES AND OFFICERS
   The trustees and executive officers of the Trust and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is 56 Prospect Street, Hartford, Connecticut 06115-0480.

                                      POSITION(S) WITH                             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                     THE TRUST                                DURING PAST FIVE YEARS
---------------------                     ---------                                ----------------------

Robert Chesek (65)                      Trustee              Trustee/Director (1981-present) and Chairman (1989-1994), Phoenix
49 Old Post Road                                             Funds. Trustee, Phoenix-Aberdeen Series Fund and Phoenix Duff &
Wethersfield, CT 06109                                       Phelps Institutional Mutual Funds (1996-present). Vice President,
                                                             Common Stock, Phoenix Home Life Mutual Insurance Company
                                                             (1980-1994).

E. Virgil Conway (70)                   Trustee              Chairman, Metropolitan Transportation Authority (1992-present).
Rittenhouse Road                                             Trustee/Director, Consolidated Edison Company of New York, Inc.
Bronxville, NY 10708                                         (1970-present), Pace University (1978-present), Atlantic Mutual
                                                             Insurance Company (1974-present), HRE Properties (1989-present),
                                                             Greater New York Councils, Boy Scouts of America (1985-present),
                                                             Union Pacific Corp. (1978-present), Blackrock Freddie Mac
                                                             Mortgage Securities Fund (Advisory Director) (1990-present),
                                                             Centennial Insurance Company (1974-present), Josiah Macy, Jr.,
                                                             Foundation (1975-present), The Harlem Youth Development
                                                             Foundation (1987-present (Chairman) (1998-present)), Accuhealth
                                                             (1994-present), Trism, Inc. (1994-present), Realty Foundation of
                                                             New York (1972-present), and New York Housing Partnership
                                                             Development Corp. (Chairman) (1981-present). Director/Trustee,
                                                             Phoenix Funds (1993-present). Trustee, Phoenix-Aberdeen Series
                                                             Fund and Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                                             present). Director, Duff & Phelps Utilities Tax-Free Income Inc.
                                                             and Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                             (1995-present). Advisory Director, Fund Directions (1993-1998).
                                                             Chairman/Member, Audit Committee of the City of New York
                                                             (1981-1996). Advisory Director, Blackrock Fannie Mae Mortgage
                                                             Securities Fund (1989-1996). Chairman, Financial Accounting
                                                             Standards Advisory Council (1992-1995).

Harry Dalzell-Payne (70)                Trustee              Director/Trustee, Phoenix Funds (1983-present). Trustee,
330 East 39th Street                                         Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
Apartment 29G                                                Institutional Mutual Funds (1996-present). Director, Duff &
New York, NY 10016                                           Phelps Utilities Tax-Free Income Inc. and Duff & Phelps Utility and
                                                             Corporate Bond Trust Inc. (1995-present). Director, Farragut Mortgage
                                                             Co., Inc. (1991-1994). Formerly a Major General of the British Army.

*Francis E. Jeffries (69)               Trustee              Director/Trustee, Phoenix Funds (1995-present). Trustee,
  6585 Nicholas Blvd.                                        Phoenix-Aberdeen Series Inc. and Phoenix Duff & Phelps
  Apt. 1601                                                  Institutional Mutual Funds (1996-present). Director, Duff &
  Naples, FL 33963                                           Phelps Utilities Income Inc. (1987-present), Duff & Phelps
                                                             Utilities Tax-Free Income Inc. (1991-present) and Duff & Phelps
                                                             Utility and Corporate Bond Trust Inc. (1993-present). Director,
                                                             The Empire District Electric Company (1984-present). Director
                                                             (1989-1997), Chairman of the Board (1993- 1997), President
                                                             (1989-1993), and Chief Executive Officer (1989- 1995), Phoenix
                                                             Investment Partners, Ltd.


                                      POSITION(S) WITH                             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                     THE TRUST                                DURING PAST FIVE YEARS
---------------------                     ---------                                ----------------------
Leroy Keith, Jr. (60)                   Trustee              Chairman and Chief Executive Officer, Carson Products Company
Chairman and Chief                                           (1995-present). Director/Trustee, Phoenix Funds (1980-present).
Executive Officer                                            Trustee, Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
Carson Product Company                                       Institutional Mutual Funds (1996-present). Director, Equifax
64 Ross Road                                                 Corp. (1991-present) and Evergreen International Fund, Inc.
Savannah, GA 30750                                           (1989-present). Trustee, Evergreen Liquid Trust, Evergreen Tax
                                                             Exempt Trust, Evergreen Tax Free Fund, Master Reserves Tax Free
                                                             Trust, and Master Reserves Trust. President, Morehouse College
                                                             (1987-1994). Chairman and Chief Executive Officer, Keith Ventures
                                                             (1992-1994).

*Philip R. McLoughlin (52)              Trustee and          Chairman (1997-present), Vice Chairman (1995-1997) and
                                        President            Chief Executive Officer (1995-present), Phoenix Investment
                                                             Partners, Ltd. Director (1994-present) and Executive Vice
                                                             President, Investments (1988-present), Phoenix Home Life Mutual
                                                             Insurance Company. Director/Trustee and President, Phoenix Funds
                                                             (1989-present). Trustee and President, Phoenix-Aberdeen Series Fund
                                                             and Phoenix Duff & Phelps Institutional Mutual Funds
                                                             (1996-present). Director, Duff & Phelps Utilities Tax-Free Income
                                                             Inc. (1995-present) and Duff & Phelps Utility and Corporate Bond
                                                             Trust Inc. (1995-present). Director (1983-present) and Chairman
                                                             (1995-present), Phoenix Investment Counsel, Inc. Director
                                                             (1984-present) and President (1990- present), Phoenix Equity
                                                             Planning Corporation. Director (1993-present), Chairman
                                                             (1993-present) and Chief Executive Officer (1993-1995), National
                                                             Securities & Research Corporation. Director, Phoenix Realty Group,
                                                             Inc. (1994-present), Phoenix Realty Advisors, Inc. (1987-present),
                                                             Phoenix Realty Investors, Inc. (1994-present), Phoenix Realty
                                                             Securities, Inc. (1994-present), PXRE Corporation (Delaware)
                                                             (1985-present), and World Trust Fund (1991-present). Director and
                                                             Executive Vice President, Phoenix Life and Annuity Company
                                                             (1996-present). Director and Executive Vice President, PHL Variable
                                                             Insurance Company (1995-present). Director, Phoenix Charter Oak
                                                             Trust Company (1996-present). Director and Vice President, PM
                                                             Holdings, Inc. (1985-present). Director and President, Phoenix
                                                             Securities Group, Inc. (1993-1995). Director (1992-present) and
                                                             President (1992-1994), W.S. Griffith & Co., Inc. Director
                                                             (1992-present). Director, PHL Associates Inc. (1995-present).


Everett L. Morris (71)                  Trustee              Vice President, W.H. Reaves and Company (1993-present). Director/
164 Laird Road                                               Trustee, Phoenix Funds (1995-present). Trustee, Phoenix-Aberdeen
Colts Neck, NJ 07722                                         Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                             (1996-present). Director, Duff & Phelps Utilities Tax-Free Income
                                                             Inc. (1991-present) and Duff & Phelps Utility and Corporate Bond
                                                             Trust Inc. (1993-present).


                                      POSITION(S) WITH                             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                     THE TRUST                                DURING PAST FIVE YEARS
---------------------                     ---------                                ----------------------

*James M. Oates (53)                    Trustee              Chairman, IBEX Capital Markets, Inc. (formerly IBEX Capital
  Managing Director                                          Markets LLC), (1997-present). Managing Director, Wydown Group
  The Wydown Group                                           (1994-present). Director, Phoenix Investment Partners, Ltd.
  IBEX Capital Markets LLC                                   (1995-present). Director/Trustee, Phoenix Funds (1987-present).
  60 State Street                                            Trustee, Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
  Suite 950                                                  Institutional Mutual Funds (1996-present). Director, AIB Govett
  Boston, MA 02109                                           Funds (1991-present), Blue Cross and Blue Shield of New Hampshire
                                                             (1994-present), Investors Financial Service Corporation
                                                             (1995-present), Investors Bank & Trust Corporation
                                                             (1995-present), Plymouth Rubber Co. (1995-present), Stifel
                                                             Financial (1996-present), Command Systems, Inc. (1998-present),
                                                             Connecticut River Bancorp (1998-present). Vice Chairman,
                                                             Massachusetts Housing-Partnership (1998-present). Member, Chief
                                                             Executives Organization (1996-present). Director (1984-1994),
                                                             President (1984-1994) and Chief Executive Officer (1986-1994),
                                                             Neworld Bank.


*Calvin J. Pedersen (57)                Trustee              Director (1986-present), President (1993-present) and Executive
  Phoenix Duff & Phelps                                      Vice President (1992-1993), Phoenix Investment Partners, Ltd.
  Corporation                                                Director/ Trustee, Phoenix Funds (1995-present). Trustee,
  55 East Monroe Street                                      Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
  Suite 3600                                                 Institutional Mutual Funds (1996-present). President and Chief
  Chicago, IL 60603                                          Executive Officer, Duff & Phelps Utilities Tax-Free Income Inc.
                                                             (1997-present), Duff & Phelps Utilities Income Inc.
                                                             (1994-present) and Duff & Phelps Utility and Corporate Bond Trust
                                                             Inc. (1995-present).


Herbert Roth, Jr. (71)                  Trustee              Director/Trustee, Phoenix Funds (1980-present). Trustee,
134 Lake Street                                              Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
P.O. Box 909                                                 Institutional Mutual Funds (1996-present). Director, Boston
Sherborn, MA 01770                                           Edison Company (1978-present), Landauer, Inc. (medical services)
                                                             (1970-present), Tech Ops./Sevcon, Inc. (electronic controllers)
                                                             (1987-present), and Mark IV Industries (diversified manufacturer)
                                                             (1985-present). Member, Directors Advisory Council, Phoenix Home
                                                             Life Mutual Insurance Company (1998-present). Director, Key
                                                             Energy Group (oil rig service) (1988-1994) and Phoenix Home Life
                                                             Mutual Insurance Company (1972-1998).


Richard E. Segerson (53)                Trustee              Managing Director, Northway Management Company (1998-present).
102 Valley Road                                              Director/ Trustee, Phoenix Funds (1993-present). Trustee,
New Canaan, CT 07840                                         Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
                                                             Institutional Mutual Funds (1996-present). Managing Director,
                                                             Mullin Associates (1993-1998).


Lowell P. Weicker, Jr. (68)             Trustee              Trustee/Director, Phoenix Funds (1995-present). Trustee,
731 Lake Avenue                                              Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
Greenwich, CT 06830                                          Institutional Mutual Funds (1996-present). Director, UST Inc.
                                                             (1995-present), HPSC Inc. (1995-present), Compuware (1996-present) and
                                                             Burroughs Wellcome Fund (1996-present). Visiting Professor, University of Virginia (1997-present). Director, Duty Free International, Inc.
                                                             (1997). Chairman, Dresing, Lierman, Weicker (1995-1996). Governor
                                                             of the State of Connecticut (1991-1995).


                                      POSITION(S) WITH                             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                     THE TRUST                                DURING PAST FIVE YEARS
---------------------                     ---------                                ----------------------

Michael E. Haylon (41)                  Executive Vice       Director and Executive Vice President--Investments, Phoenix
                                        President            Investment Partners, Ltd. (1995-present). Executive Vice
                                                             President, Phoenix Funds (1993-present) and Phoenix-Aberdeen
                                                             Series Fund (1996-present). Executive Vice President
                                                             (1997-present), Vice President (1996-1997), Phoenix Duff & Phelps
                                                             Institutional Mutual Funds. Director (1994-present), President
                                                             (1995-present), Executive Vice President (1994-1995), Vice
                                                             President (1991-1994), Phoenix Investment Counsel, Inc. Director,
                                                             Phoenix Equity Planning Corporation (1995-present). Senior Vice
                                                             President, Securities Investments, Phoenix Home Life Mutual
                                                             Insurance Company (1993-1995).

John F. Sharry (47)                     Executive Vice       President, Retail Division (1999-present), Executive Vice
                                        President            President, Retail Division (1997-1999), Phoenix Investment
                                                             Partners, Ltd. Managing Director, Retail Distribution, Phoenix
                                                             Equity Planning Corporation (1995-present). Executive Vice
                                                             President, Phoenix Funds and Phoenix-Aberdeen Series Funds
                                                             (1998-present). Managing Director, Director and National Sales
                                                             Manager, Putnam Mutual Funds (until 1995).

Roger Engemann (59)                     Senior Vice          President and Director (1969-present), Roger Engemann &
600 North Rosemead Blvd.                President            Associates, Inc. Vice President, Phoenix Series Fund, Phoenix
Pasadena, CA 91107                                           Strategic Equity Series Fund and Phoenix Investment Counsel, Inc.
                                                             (1998-present). Chairman, Owner (1996-present), Pasadena National
                                                             Trust Company. Chairman, President and Director (1988-present),
                                                             Pasadena Capital Corporation. Chairman of the Board, President and
                                                             Trustee (1986-present), Phoenix-Engemann Funds. Chairman,
                                                             President and Director (1985-present), Roger Engemann Management
                                                             Co., Inc.

James D. Wehr (42)                      Senior Vice          Senior Vice President, Fixed Income (1998-present), Managing
                                        President            Director, Fixed Income (1996-1998), Vice President (1991-1996),
                                                             Phoenix Investment Counsel, Inc. Senior Vice President (1997-present),
                                                             Vice President (1988-1997) Phoenix Multi-Portfolio Fund; Senior Vice
                                                             President (1997-present), Vice President (1990-1997) Phoenix Series
                                                             Fund; Senior Vice President (1997-present), Vice President (1991-1997)
                                                             The Phoenix Edge Series Fund; Senior Vice President (1997-present),
                                                             Vice President (1993-1997) Phoenix-Goodwin California Tax Exempt Bonds,
                                                             Inc., and Senior Vice President (1997-present), Vice President
                                                             (1996-1997) Phoenix Duff & Phelps Institutional Mutual Funds. Senior
                                                             Vice President (1997-present) Phoenix-Goodwin Multi-Sector Fixed Income
                                                             Fund, Inc., Phoenix-Goodwin Multi-Sector Short Term Bond Fund,
                                                             Phoenix-Oakhurst Income & Growth Fund and Phoenix Strategic Allocation
                                                             Fund, Inc. Senior Vice President and Chief Investment Officer, Duff &
                                                             Phelps Utilities Tax Free Income Inc. (1997-present). Managing
                                                             Director, Public Fixed Income, Phoenix Home Life Insurance Company
                                                             (1991-1995).

David L. Albrycht (38)                  Vice                 Managing Director, Fixed Income (1996-present) and Vice President
                                        President            (1995-1996), Phoenix Investment Counsel, Inc. Vice President,
                                                             Phoenix-Goodwin Multi-Portfolio Fund (1993-present),
                                                             Phoenix-Goodwin Multi-Sector Short Term Bond Fund (1993-present),
                                                             Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc.
                                                             (1994-present), The Phoenix Edge Series Fund (1997-present) and
                                                             Phoenix Series Fund (1997-present). Portfolio Manager, Phoenix
                                                             Home Life Mutual Insurance Company (1995-1996).


                                      POSITION(S) WITH                             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                     THE TRUST                                DURING PAST FIVE YEARS
---------------------                     ---------                                ----------------------

Steven L. Colton (40)                   Vice                 Managing Director, Value Equities, Phoenix Investment Counsel,
                                        President            Inc. (1997-present). Vice President, The Phoenix Edge Series
                                                             Fund, Phoenix Series Fund, Phoenix Equity Series Fund (1997-present).
                                                             Vice President/Senior Portfolio Manager, American Century Investment
                                                             Management (1987-1997). Portfolio Manager, American Century/Benham
                                                             Income and Growth Fund (1990-1997), American Century/Benham Equity
                                                             Growth Fund (1991-1996) and American Century/Benham Utilities Income
                                                             Fund (1993-1997).

Christopher J. Kelleher (44)            Vice                 Managing Director, Fixed Income (1996-present), Vice President
                                        President            (1991-1996), Phoenix Investment Counsel, Inc. Vice President,
                                                             Phoenix Series Fund (1989-present), The Phoenix Edge Series Fund
                                                             (1989-present), Phoenix Duff & Phelps Institutional Mutual Funds
                                                             (1996-present), Phoenix-Oakhurst Income & Growth Fund (1998-present)
                                                             and Phoenix Strategic Allocation Fund (1998-present). Portfolio
                                                             Manager, Public Bonds, Phoenix Home Life Insurance Company (1991-1995).

James E. Mair (57)                      Vice                 Executive Vice President (1994-present) and Senior Vice President
600 North Rosemead Blvd.                President            (1983-1994), Roger Engemann & Associates, Inc. Vice President,
Pasadena, CA 91107                                           Phoenix Series Fund (1998-present). Managing Director, Equities,
                                                             Phoenix Investment Counsel, Inc. (1998-present). Executive Vice
                                                             President (1994-present) and Security Analyst (1983-1994), Roger
                                                             Engemann Management Co., Inc. Executive Vice President and
                                                             Director (1994-present), Senior Vice President and Director
                                                             (1990-1994), Pasadena Capital Corporation. Director
                                                             (1989-present), Pasadena National Trust Company.

William R. Moyer (55)                   Vice                 Executive Vice President and Chief Financial Officer
100 Bright Meadow Blvd.                 President            (1999-present), Senior Vice President and Chief Financial Officer
P.O. Box 2200                                                (1995-present), Phoenix Investment Partners, Ltd. Director
Enfield, CT 06083-2200                                       (1998-present). Senior Vice President, Finance (1990-present),
                                                             Chief Financial Officer (1996-present), and Treasurer (1994-1996 and 1998-present), Phoenix Equity Planning Corporation. Director
                                                             (1998-present). Senior Vice President (1990-present), Chief
                                                             Financial Officer (1996-present) and Treasurer (1994-present),
                                                             Phoenix Investment Counsel, Inc. Director (1998-present). Senior
                                                             Vice President and Chief Financial Officer, Duff & Phelps
                                                             Investment Management Co. (1996-present). Vice President, Phoenix
                                                             Funds (1990-present), Phoenix-Duff & Phelps Institutional Mutual
                                                             Funds (1996-present) and Phoenix-Aberdeen Series Fund
                                                             (1996-present). Senior Vice President and Chief Financial
                                                             Officer, W. S. Griffith & Co., Inc. (1992-1995) and Townsend
                                                             Financial Advisers, Inc. (1993-1995). Vice President, Investment
                                                             Products Finance, Phoenix Home Life Mutual Insurance Company
                                                             (1990-1995).

Timothy P. Norman (45)                  Vice                 Managing Director, Fixed Income, Phoenix Investment Counsel, Inc.
                                        President            (1998-present). Vice President, Phoenix Series Fund (1998-present).
                                                             Executive Vice President (1995-present), Senior Vice President
                                                             (1993-1995), Duff & Phelps Investment Management Co.

Leonard J. Saltiel (45)                 Vice                 Managing Director, Operations and Service (1996-present), Senior
                                        President            Vice President (1994-1996), Phoenix Equity Planning Corporation.
                                                             Vice President, Phoenix Funds (1994-present), Phoenix Duff & Phelps
                                                             Institutional Mutual Funds (1996-present) and Phoenix-Aberdeen
                                                             Series Fund (1996-present). Senior Vice President, Phoenix
                                                             Investment Partners, Ltd. (1999-present). Vice President,
                                                             Investment Operations, Phoenix Home Life Mutual Insurance Company
                                                             (1994-1995). Various positions with Home Life Insurance Company and
                                                             Phoenix Home Life Mutual Insurance Company (1987-1994).

                                      POSITION(S) WITH                             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                     THE TRUST                                DURING PAST FIVE YEARS
---------------------                     ---------                                ----------------------

Christopher J. Saner (39)               Vice                 Managing Director, Fixed Income, Phoenix Investment Counsel, Inc.
                                        President            (1997-present). Vice President, Phoenix Duff & Phelps
                                                             Institutional Mutual Funds (1998-present) and Phoenix Series Fund
                                                             (1998-present). Director Corporate Portfolio Management, Phoenix
                                                             Home Life Mutual Insurance Company (1992-1997).

Julie L. Sapia (42)                     Vice                 Director, Money Market Trading (1997-present), Head Money Market
                                        President            Trader (1997), Money Market Trader (1995-1997), Phoenix
                                                             Investment Counsel, Inc. Vice President (1997-present), The
                                                             Phoenix Edge Series Fund, Phoenix Series Fund, Phoenix Duff &
                                                             Phelps Institutional Mutual Funds and Phoenix-Aberdeen Series
                                                             Fund. Various positions with Phoenix Home Life Mutual Insurance
                                                             Company (1985-1995).

Andrew Szabo (35)                       Vice                 Managing Director, Fixed Income, Phoenix Investment Counsel, Inc.
                                        President            (1997-present). Vice President, Phoenix Series Fund
                                                             (1998-present) and Phoenix Duff & Phelps Institutional Mutual
                                                             Funds (1998-present).

John S. Tilson (55)                     Vice                 Executive Vice President (1994-present), Senior Vice President
600 North Rosemead Blvd.                President            (1983-1994), Roger Engemann & Associates, Inc. Vice President,
Pasadena, CA 91107                                           Phoenix Series Fund (1998-present). Managing Director Equities,
                                                             Phoenix Investment Counsel, Inc. (1998-present), Executive Vice
                                                             President and Director (1994-present), Senior Vice President and
                                                             Director (1990-1994), Pasadena Capital Corporation. Executive
                                                             Vice President (1994-present) and Security Analyst (1983-1994),
                                                             Roger Engemann Management Co., Inc. Chief Financial Officer and
                                                             Secretary (1988-present), Phoenix-Engemann Funds.


Nancy G. Curtiss (46)                   Treasurer            Vice President, Fund Accounting (1994-present) and Treasurer
                                                             (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                             Phoenix Funds (1994-present), Phoenix Duff & Phelps Institutional
                                                             Mutual Funds (1995-present) and Phoenix-Aberdeen Series Fund
                                                             (1996-present). Second Vice President and Treasurer, Fund
                                                             Accounting, Phoenix Home Life Mutual Insurance Company
                                                             (1994-1995). Various positions with Phoenix Home Life Insurance
                                                             Company (1987-1994).

G. Jeffrey Bohne (51)                   Secretary            Vice President and General Manager, Phoenix Home Life Mutual
101 Munson Street                                            Insurance Co. (1993-present). Vice President, Mutual Fund
Greenfield, MA 01301                                         Customer Service (1996-present), Vice President, Transfer Agent
                                                             Operations (1993-1996). Phoenix Equity Planning Corporation,
                                                             Secretary/Clerk, Phoenix Funds (1993-present), Phoenix Duff & Phelps
                                                             Institutional Mutual Funds (1996-present) and Phoenix-Aberdeen Series
                                                             Fund (1996-present).

-----------------------
*Trustees identified with an asterisk are considered to be interested persons of the Trust (within the meaning of the Investment Company Act of 1940, as amended) because of their affiliation with Phoenix Investment Counsel, Inc., Phoenix Equity Planning Corporation or Phoenix Investment Partners, Ltd.

   For services rendered to the Trust during the fiscal year ended October 31, 1998, the Trustees received an aggregate of $117,685 from the Trust as Trustees' fees. For services on the Board of Trustees of the Phoenix Funds, each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of $40,000 and $2,500 per joint meeting of the Boards. Each Trustee who serves on the Audit Committee receives a retainer at the annual rate of $2,000 and a fee of $2,000 per joint Audit Committee meeting attended. Each Trustee who serves on the Nominating Committee receives an annual retainer at the annual rate of $1,000 and a fee of $1,000 per joint Nominating Committee meeting attended. Each Trustee who serves on the Executive Committee and who is not an interested person of the Trust receives a retainer at the annual rate of $2,000 and $2,000 per joint Executive Committee meeting attended. The function of the Executive Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees. Trustee costs are allocated equally to each of the Series and the Funds within the Phoenix Fund complex. The foregoing fees do not include reimbursement of expenses incurred in connection with meeting attendance. Officers and employees of the Adviser who are not interested persons are compensated for their services by the Adviser and receive no compensation from the Trust.

   For the Trust's last fiscal year ending October 31, 1998, the Trustees received the following compensation:

                                                                                                                  TOTAL
                                                                                                              COMPENSATION
                                                                      PENSION OR                              FROM FUND AND
                                                  AGGREGATE       RETIREMENT BENEFITS       ESTIMATED         FUND COMPLEX
                                                 COMPENSATION       ACCRUED AS PART      ANNUAL BENEFITS       (14 FUNDS)
           NAME                                   FROM FUND        OF FUND EXPENSES      UPON RETIREMENT    PAID TO TRUSTEES
           ----                                   ---------        ----------------      ---------------    ----------------
Robert Chesek                                       $ 9,747                                                      $59,750
E. Virgil Conway[dagger]                            $12,727                                                      $78,000
Harry Dalzell-Payne[dagger]                         $11,340                                                      $69,500
Francis E. Jeffries                                 $ 9,752*                                                     $60,000
Leroy Keith, Jr.                                    $10,154              None                 None               $62,250
Philip R. McLoughlin[dagger]                              0             for any              for any                   0
Everett L. Morris[dagger]                           $10,938*            Trustee              Trustee             $68,000
James M. Oates[dagger]                              $10,938                                                      $67,250
Calvin J. Pedersen                                        0                                                            0
Herbert Roth, Jr.[dagger]                           $13,129*                                                     $79,500
Richard E. Segerson                                 $11,541                                                      $70,750
Lowell P. Weicker, Jr.                              $11,541                                                      $70,000

*This compensation (and the earnings thereon) was deferred pursuant to the Deferred Compensation Plan. At December 31, 1998, the total amount of deferred compensation (including interest and other accumulation earned on the original amounts deferred) accrued for Messrs. Jeffries, Morris and Roth was $175,029, $151,807 and $147,653, respectively. At present, by agreement among the Fund, the Distributor and the electing director, director fees that are deferred are paid by the Fund to the Distributor. The liability for the deferred compensation obligation appears only as a liability of the Distributor.

[dagger] Messrs. Conway, Dalzell-Payne, McLoughlin, Morris, Oates and Roth are members of the Executive Committee.


   At September 30, 1999, the Trustees and officers as a group owned less than 1% of the then outstanding shares of the Trust.



PRINCIPAL SHAREHOLDERS


   The following table sets forth information as of September 30, 1999 with respect to each person who owns of record or is known by the Trust to own of record or beneficially own 5% or more of any class of the Trust's equity securities.


NAME OF SHAREHOLDER                             NAME OF FUND                  NUMBER OF SHARES          PERCENT OF CLASS
-------------------                             ------------                  ----------------          ----------------
Trustees of Phoenix Savings and                 Aggressive                        990,210.7750                 6.51%
Investment Plan                                 Growth Fund
100 Bright Meadow Blvd                          Class A
PO Box 1900
Enfield, CT 06083-1900

MLPF&S for the sole benefit of its              Bond Fund                         385,011.8690                28.88%
customers*                                      Class B
ATTN: Fund Administration                       Aggressive Growth Fund             61,657.6580                 5.39%
4800 Deer Lake Dr E 3rd Fl                      Class A
Jacksonville, FL 32246-6484                     High Yield Fund
                                                Class B                         1,601,674.3400                20.51%
                                                Class C                           116,187.7460                30.52%


*Record owner only for its individual customers. To the Trust's knowledge, no customer beneficially owned 5% or more of the total outstanding shares of any Class of any Fund.

                                OTHER INFORMATION

CAPITAL STOCK
   The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or Class is required. Regular shareholder meetings are held every third calendar year for the purpose of electing the Trustees. In addition, the Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

   Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

   Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, has been selected independent accountants for the Trust. PricewaterhouseCoopers LLP audits the Trust's annual financial statements and expresses an opinion thereon.

CUSTODIAN AND TRANSFER AGENT
   State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, serves as custodian of the Trust's assets (the "Custodian"). Equity Planning, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200, acts as Transfer Agent for the Trust (the "Transfer Agent"). As compensation, Equity Planning receives a fee equivalent to $17.95 for each designated shareholder account, plus out-of-pocket expenses. Transfer Agent fees are also utilized to offset costs and fees paid to subtransfer agents employed by Equity Planning. State Street Bank and Trust Company serves as a subtransfer agent pursuant to a Subtransfer Agency Agreement.

REPORT TO SHAREHOLDERS
   The fiscal year of the Trust ends on October 31. The Trust will send financial statements to its shareholders at least semiannually. An Annual Report containing financial statements audited by the Trust's independent accountants will be sent to shareholders each year.

FINANCIAL STATEMENTS

   The Fund's audited Financial Statements for the fiscal year ended October 31, 1998, appearing in the Fund's 1998 Annual Report to Shareholders, and the Fund's unaudited Financial Statements for the six months ended April 30, 1999, appearing in the Fund's Semi-Annual Report dated April 30, 1999, are incorporated herein by reference.

                                    APPENDIX

A-1 AND P-1 COMMERCIAL PAPER RATINGS
   The Money Market Fund will only invest in commercial paper which at the date of investment is rated A-l by Standard & Poor's Corporation or P-1 by Moody's Investors Services, Inc., or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's.

   Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

   The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
   AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   BAA--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   BA--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD AND POOR'S CORPORATION'S CORPORATE BOND RATINGS
   AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

   A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                         INVESTMENTS AT APRIL 30, 1999
                                  (UNAUDITED)

                                            SHARES        VALUE
                                           ---------   ------------

COMMON STOCKS--89.0%

BANKS (MONEY CENTER)--1.0%
Morgan (J.P.) & Co., Inc......                25,000   $  3,368,750

BANKS (REGIONAL)--1.3%
First Tennessee National
Corp..........................                40,000      1,725,000
Marshall & Ilsley Corp........                40,000      2,800,000
                                                       ------------
                                                          4,525,000
                                                       ------------
BIOTECHNOLOGY--0.6%
Biogen, Inc.(b)...............                20,000      1,901,250

BROADCASTING (TELEVISION, RADIO & CABLE)--6.7%
Clear Channel Communications,
Inc.(b).......................               190,000     13,205,000
Infinity Broadcasting Corp.
Class A(b)....................               125,000      3,460,937
Univision Communications, Inc.
Class A(b)....................               105,000      6,076,875
                                                       ------------
                                                         22,742,812
                                                       ------------

COMMUNICATIONS EQUIPMENT--5.6%
Ciena Corp.(b)................               155,000      3,642,500
Com21, Inc.(b)................                62,000      1,929,750
Tellabs, Inc.(b)..............               100,000     10,956,250
Terayon Communication Systems,
Inc.(b).......................                65,000      2,624,375
                                                       ------------
                                                         19,152,875
                                                       ------------

COMPUTERS (NETWORKING)--2.5%
Ascend Communications,
Inc.(b).......................                85,000      8,213,125
Extreme Networks, Inc.(b).....                 4,000        221,750
                                                       ------------
                                                          8,434,875
                                                       ------------

COMPUTERS (PERIPHERALS)--1.8%
EMC Corp.(b)..................                35,000      3,812,812
Network Appliance, Inc. (b)...                45,000      2,264,062
                                                       ------------
                                                          6,076,874
                                                       ------------

COMPUTERS (SOFTWARE & SERVICES)--16.1%
America Online, Inc.(b).......               130,000     18,557,500
At Home Corp. Series A(b).....                40,000      5,757,500
BMC Software, Inc.(b).........               175,000      7,535,937
Citrix Systems, Inc.(b).......                80,000      3,402,500
Compuware Corp.(b)............               130,000      3,168,750

                                            SHARES        VALUE
                                           ---------   ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Launch Media, Inc.(b).........                 9,400   $    237,350
Legato Systems, Inc.(b).......                50,000      2,021,875
Marimba, Inc.(b)..............                 4,700        285,525
Mastech Corp.(b)..............               150,000      2,203,125
New Era of Networks,
Inc.(b).......................               100,000      3,756,250
Proxicom, Inc.(b).............                18,800        421,825
Sapient Corp.(b)..............                90,000      5,647,500
VERITAS Software Corp.(b).....                25,000      1,775,000
                                                       ------------
                                                         54,770,637
                                                       ------------

CONSUMER FINANCE--1.4%
Countrywide Credit Industries,
Inc...........................               103,000      4,667,187

DISTRIBUTORS (FOOD & HEALTH)--0.7%
Cardinal Health, Inc..........                37,500      2,242,969

ELECTRICAL EQUIPMENT--3.2%
Jabil Circuit, Inc.(b)........               120,000      5,587,500
Sanmina Corp.(b)..............                80,000      5,310,000
                                                       ------------
                                                         10,897,500
                                                       ------------

ELECTRONICS (SEMICONDUCTORS)--7.0%
Micrel, Inc.(b)...............                60,000      3,532,500
Texas Instruments, Inc........                35,000      3,574,375
Uniphase Corp.(b).............                50,000      6,068,750
Vitesse Semiconductor
Corp.(b)......................                70,000      3,241,875
Xilinx, Inc.(b)...............               160,000      7,300,000
                                                       ------------
                                                         23,717,500
                                                       ------------

EQUIPMENT (SEMICONDUCTOR)--1.9%
Applied Materials, Inc.(b)....                60,000      3,217,500
Teradyne, Inc.(b).............                70,000      3,303,125
                                                       ------------
                                                          6,520,625
                                                       ------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.3%
Mirage Resorts, Inc.(b).......               190,000      4,263,125

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.5%
Forest Laboratories, Inc.
Class A(b)....................                35,000      1,557,500

HEALTH CARE (GENERIC AND OTHER)--0.8%
Mylan Laboratories, Inc.......               125,000      2,835,937

                       See Notes to Financial Statements                       3

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                                            SHARES        VALUE
                                           ---------   ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.8%
Guidant Corp.(b)..............                50,000   $  2,684,375
INVESTMENT BANKING/BROKERAGE--3.2%
Donaldson, Lufkin & Jenrette,
Inc...........................                65,000      4,545,938
Lehman Brothers Holdings,
Inc...........................                55,000      3,055,938
Paine Webber Group, Inc.......                70,000      3,285,625
                                                       ------------
                                                         10,887,501
                                                       ------------

INVESTMENT MANAGEMENT--0.9%
Price (T. Rowe) Associates,
Inc...........................                80,000      3,015,000
MANUFACTURING (DIVERSIFIED)--4.5%
AlliedSignal, Inc.............                85,000      4,993,750
Tyco International Ltd........                65,000      5,281,250
United Technologies Corp......                35,000      5,070,625
                                                       ------------
                                                         15,345,625
                                                       ------------

OIL & GAS (DRILLING & EQUIPMENT)--1.4%
Baker Hughes, Inc.............               115,000      3,435,625
Transocean Offshore, Inc......                50,000      1,484,375
                                                       ------------
                                                          4,920,000
                                                       ------------
OIL & GAS (REFINING & MARKETING)--0.3%
Sunoco, Inc...................                30,000      1,072,500

RAILROADS--1.4%
Kansas City Southern
Industries, Inc...............                80,000      4,765,000
RETAIL (BUILDING SUPPLIES)--0.5%
Lowe's Companies, Inc.........                32,000      1,688,000
RETAIL (DISCOUNTERS)--1.3%
Consolidated Stores
Corp.(b)......................               125,000      4,296,875

RETAIL (GENERAL MERCHANDISE)--0.7%
Kmart Corp.(b)................               150,000      2,231,250
RETAIL (SPECIALTY)--1.8%
Bed, Bath & Beyond, Inc.(b)...               130,000      4,639,375
Staples, Inc.(b)..............                52,500      1,575,000
                                                       ------------
                                                          6,214,375
                                                       ------------
SAVINGS & LOAN COMPANIES--2.1%
Charter One Financial, Inc....                90,000      2,812,500

                                            SHARES        VALUE
                                           ---------   ------------
SAVINGS & LOAN COMPANIES--CONTINUED
Golden State Bancorp,
Inc.(b).......................               180,000   $  4,421,250
                                                       ------------
                                                          7,233,750
                                                       ------------

SERVICES (ADVERTISING/MARKETING)--1.0%
Interpublic Group of
Companies, Inc. (The).........                45,000      3,490,313

SERVICES (COMMERCIAL & CONSUMER)--5.6%
Cendant Corp.(b)..............               925,000     16,650,000
Corporate Executive Board Co.
(The)(b)......................                80,000      2,250,000
                                                       ------------
                                                         18,900,000
                                                       ------------

SERVICES (COMPUTER SYSTEMS)--0.8%
Whittman-Hart, Inc.(b)........               100,000      2,825,000

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.1%
Sprint Corp...................                85,000      3,601,875

TELECOMMUNICATIONS (LONG DISTANCE)--8.6%
Global Crossing Holdings
Ltd.(b).......................                60,000      3,240,000
MCI WorldCom, Inc.(b).........               100,000      8,218,750
McLeodUSA, Inc. Class A(b)....                20,000      1,121,250
Qwest Communications
International, Inc.(b)........               145,000     12,388,438
WinStar Communications,
Inc.(b).......................                85,000      4,133,125
                                                       ------------
                                                         29,101,563
                                                       ------------

TELEPHONE--0.6%
Frontier Corp.................                35,000      1,931,563
- -------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $202,090,678)                          301,879,981
- -------------------------------------------------------------------

UNIT INVESTMENT TRUSTS--2.2%

AMEX Basic Industries Select
Sector Depository Receipts....               270,000      7,323,750
- -------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $6,937,245)                              7,323,750
- -------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--91.2%
(IDENTIFIED COST $209,027,923)                          309,203,731
- -------------------------------------------------------------------

4                      See Notes to Financial Statements

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                                STANDARD      PAR
                                & POOR'S     VALUE
                                 RATING      (000)        VALUE
                                ---------  ---------   ------------

SHORT-TERM OBLIGATIONS--8.1%

COMMERCIAL PAPER--8.1%
Corporate Asset Funding Corp.
4.92%, 5/3/99.................    A-1+      $     760   $    759,793

Enterprise Funding Corp.
4.95%, 5/3/99.................    A-1+            650        649,821
Pitney Bowes Credit Corp.
5.05%, 5/3/99.................    A-1+          3,115      3,114,126

Merrill Lynch & Co., Inc.
4.85%, 5/4/99.................    A-1+          5,000      4,997,979
Receivables Capital Corp.
4.80%, 5/4/99.................    A-1+         10,312     10,307,875
Ford Motor Credit Co. 4.82%,
5/6/99........................    A-1+          6,985      6,980,324
Lexington Parker Capital Co.
LLC 4.82%, 5/20/99............     A-1            800        797,965
                                                        ------------
                                                          27,607,883
                                                        ------------
- --------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $27,607,883)                             27,607,883
- --------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $236,635,806)                           336,811,614(a)
Cash and receivables, less liabilities--0.7%               2,319,738
                                                        ------------
NET ASSETS--100.0%                                      $339,131,352
                                                        ------------
                                                        ------------

(a) Federal Income Tax Information: Net unrealized appreciation securities is comprised of gross appreciation of $106,745,361 and gross depreciation of $6,569,553 for federal income tax purposes. At April 30, 1999, the aggregate cost of securities for federal income tax purposes was $236,635,806.
(b)  Non-income producing.

                       See Notes to Financial Statements

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $236,635,806)                              $  336,811,614
Short-term investments held as collateral for loaned
  securities                                                      15,329,804
Cash                                                                   4,411
Receivables
  Investment securities sold                                       7,084,154
  Fund shares sold                                                 4,451,920
  Dividends                                                            4,725
Prepaid expenses                                                       6,400
                                                              --------------
    Total assets                                                 363,693,028
                                                              --------------
LIABILITIES
Payables
  Collateral on securities loaned                                 15,329,804
  Investment securities purchased                                  8,443,030
  Fund shares repurchased                                            313,356
  Investment advisory fee                                            197,230
  Distribution fee                                                    83,086
  Transfer agent fee                                                  76,530
  Financial agent fee                                                 14,869
  Trustees' fee                                                        7,586
Accrued expenses                                                      96,185
                                                              --------------
    Total liabilities                                             24,561,676
                                                              --------------
NET ASSETS                                                    $  339,131,352
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  207,110,611
Undistributed net investment loss                                   (790,826)
Accumulated net realized gain                                     32,635,759
Net unrealized appreciation                                      100,175,808
                                                              --------------
NET ASSETS                                                    $  339,131,352
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $318,250,985)               15,529,794
Net asset value per share                                             $20.49
Offering price per share $20.49/(1-4.75%)                             $21.51
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $20,880,367)                 1,064,774
Net asset value and offering price per share                          $19.61

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $      602,170
Dividends                                                            394,835
Security lending                                                      93,020
                                                              --------------
    Total investment income                                        1,090,025
                                                              --------------
EXPENSES
Investment advisory fee                                            1,058,038
Distribution fee, Class A                                            355,511
Distribution fee, Class B                                             89,440
Financial agent fee                                                  110,184
Transfer agent                                                       165,222
Printing                                                              50,411
Custodian                                                             18,687
Professional                                                          16,295
Registration                                                          15,333
Trustees                                                               7,554
Miscellaneous                                                          4,521
                                                              --------------
    Total expenses                                                 1,891,196
    Custodian fees paid indirectly                                   (10,345)
                                                              --------------
    Net expenses                                                   1,880,851
                                                              --------------
NET INVESTMENT LOSS                                                 (790,826)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   39,159,938
Net change in unrealized appreciation (depreciation) on
  investments                                                     75,911,604
                                                              --------------
NET GAIN ON INVESTMENTS                                          115,071,542
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  114,280,716
                                                              --------------
                                                              --------------

6                      See Notes to Financial Statements

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                            10/31/98       Year Ended
                                           (Unaudited)      10/31/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $    (790,826)  $    (572,877)
  Net realized gain (loss)                   39,159,938      (6,139,764)
  Net change in unrealized appreciation
    (depreciation)                           75,911,604       9,270,385
                                          -------------   -------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                              114,280,716       2,557,744
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                        --     (48,960,572)
  Net realized gains, Class B                        --      (2,784,524)
  In excess of net realized gains, Class
    A                                                --        (369,101)
  In excess of net realized gains, Class
    B                                                --         (20,991)
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                    --     (52,135,188)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (2,711,776 and 2,468,365 shares,
    respectively)                            52,468,490      36,742,199
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 3,397,433 shares,
    respectively)                                    --      45,837,639
  Cost of shares repurchased (3,374,871
    and 3,976,755 shares, respectively)     (64,021,516)    (59,756,494)
                                          -------------   -------------
Total                                       (11,553,026)     22,823,344
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares (228,412
    and 561,461 shares, respectively)         4,262,571       8,094,162
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 194,011 shares, respectively)             --       2,530,269
  Cost of shares repurchased (237,940
    and 493,541 shares, respectively)        (4,165,419)     (7,177,346)
                                          -------------   -------------
Total                                            97,152       3,447,085
                                          -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (11,455,874)     26,270,429
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS     102,824,842     (23,307,015)
NET ASSETS
  Beginning of period                       236,306,510     259,613,525
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($790,826) AND $0, RESPECTIVELY]      $ 339,131,352   $ 236,306,510
                                          -------------   -------------
                                          -------------   -------------

                       See Notes to Financial Statements                       7

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                     -------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                 YEAR ENDED OCTOBER 31
                                      4/30/99         --------------------------------------------------------------------
                                     (UNAUDITED)            1998          1997          1996          1995            1994
Net asset value, beginning of
  period                                $13.72        $    17.20    $    16.84    $    16.51    $    13.33    $      14.56
INCOME FROM INVESTMENT
  OPERATIONS(5)
  Net investment income (loss)           (0.04)(4)         (0.03)        (0.08)(4)      (0.13)(4)       0.06(4)         0.27
  Net realized and unrealized gain
    (loss)                                6.81              0.04          2.95          2.64          4.21           (0.21)
                                     ----------            -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                        6.77              0.01          2.87          2.51          4.27            0.06
                                     ----------            -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  --                --            --         (0.02)        (0.19)          (0.22)
  Dividends from net realized
    gains                                   --             (3.46)        (2.51)        (2.16)        (0.90)          (1.07)
  In excess of net realized gains           --             (0.03)           --            --            --              --
                                     ----------            -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                   --             (3.49)        (2.51)        (2.18)        (1.09)          (1.29)
                                     ----------            -----         -----         -----         -----           -----
Change in net asset value                 6.77             (3.48)         0.36          0.33          3.18           (1.23)
                                     ----------            -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD          $20.49        $    13.72    $    17.20    $    16.84    $    16.51    $      13.33
                                     ----------            -----         -----         -----         -----           -----
                                     ----------            -----         -----         -----         -----           -----
Total return(1)                          49.34%(3)          0.38%        19.67%        17.43%        35.14%           0.37%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                       $318,251          $222,149      $246,002      $233,488      $180,288        $140,137
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.20%(2)(6)       1.21%         1.20%         1.20%         1.29%           1.26%
  Net investment income (loss)           (0.48)%(2)        (0.18)%       (0.53)%       (0.81)%        0.43%           1.97%
Portfolio turnover                          82%(3)           176%          518%          401%          331%            306%

                                                                            CLASS B
                                     -------------------------------------------------------------------------------------
                                     SIX MONTHS                                                                   FROM
                                       ENDED                         YEAR ENDED OCTOBER 31                     INCEPTION
                                      4/30/99         ----------------------------------------------------     7/21/94 TO
                                     (UNAUDITED)            1998          1997          1996          1995      10/31/94
Net asset value, beginning of
  period                                $13.18        $    16.76    $    16.57    $    16.38    $    13.31    $      13.09
INCOME FROM INVESTMENT
  OPERATIONS(5)
  Net investment income (loss)           (0.11)(4)         (0.12)        (0.20)(4)      (0.25)(4)      (0.12)(4)         0.02
  Net realized and unrealized gain
    (loss)                                6.54              0.03          2.90          2.60          4.26            0.20
                                     ----------            -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                        6.43             (0.09)         2.70          2.35          4.14            0.22
                                     ----------            -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  --                --            --            --         (0.17)             --
  Dividends from net realized
    gains                                   --             (3.46)        (2.51)        (2.16)        (0.90)             --
  In excess of net realized gains           --             (0.03)           --            --            --              --
                                     ----------            -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                   --             (3.49)        (2.51)        (2.16)        (1.07)             --
                                     ----------            -----         -----         -----         -----           -----
Change in net asset value                 6.43             (3.58)         0.19          0.19          3.07            0.22
                                     ----------            -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD          $19.61        $    13.18    $    16.76    $    16.57    $    16.38    $      13.31
                                     ----------            -----         -----         -----         -----           -----
                                     ----------            -----         -----         -----         -----           -----
Total return(1)                          48.79%(3)         (0.28)%       18.70%        16.52%        34.15%           1.68%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                        $20,880           $14,157       $13,611       $10,466        $2,393            $330
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.95%(2)(6)       1.96%         1.96%         1.95%         2.04%           1.81%(2)
  Net investment income (loss)           (1.22)%(2)        (0.93)%       (1.28)%       (1.57)%       (0.83)%          1.45%(2)
Portfolio turnover                          82%(3)           176%          518%          401%          331%            306%(3)

(1)  Maximum sales load is not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would be 1.21% and 1.96% for Class A and Class B, respectively.

8                      See Notes to Financial Statements

PHOENIX-GOODWIN BALANCED FUND

                         INVESTMENTS AT APRIL 30, 1999
                                  (UNAUDITED)

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------
U.S. GOVERNMENT SECURITIES--6.2%

U.S. TREASURY BONDS--0.5%
U.S. Treasury Bonds 5.25%,
11/15/28......................      AAA       $   9,000   $  8,322,235

U.S. TREASURY NOTES--5.7%
U.S. Treasury Notes 4.50%,
9/30/00.......................      AAA          64,650     64,169,249
U.S. Treasury Notes 5.25%,
8/15/03.......................      AAA          21,836     21,820,429
U.S. Treasury Notes 4.25%,
11/15/03......................      AAA          10,250      9,838,597
                                                          ------------
                                                            95,828,275
                                                          ------------
- ----------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $106,736,776)                             104,150,510
- ----------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--3.9%

GNMA 6.50%, '23-'28...........      AAA          64,527     64,532,090
- ----------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $62,873,326)                               64,532,090
- ----------------------------------------------------------------------
MUNICIPAL BONDS--7.5%
CALIFORNIA--2.5%
Fresno County Pension
Obligation Taxable 6.21%,
8/15/06.......................      AAA           3,645      3,622,219

Kern County Pension Obligation
Revenue Taxable 7.26%,
8/15/14.......................      AAA           6,830      7,239,800
Long Beach Pension Obligation
Taxable 6.87%, 9/1/06.........      AAA           2,865      2,958,112

Los Angeles County Public
Works Lease Revenue PJ V-B
5.125%, 12/1/29...............      AAA           5,340      5,319,975

Orange County Pension
Obligation Revenue Taxable
Series A 7.62%, 9/1/08........      AAA           9,085      9,879,937

San Bernardino County Pension
Obligation Revenue Taxable
6.87%, 8/1/08.................      AAA           1,530      1,583,550

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------
CALIFORNIA--CONTINUED

San Bernardino County Pension
Obligation Revenue Taxable
6.94%, 8/1/09.................      AAA       $   4,170   $  4,336,800

Sonoma County Pension
Obligation Revenue Taxable
6.625%, 6/1/13................      AAA           3,665      3,678,744

Ventura County Pension Taxable
6.58%, 11/1/06................      AAA           3,560      3,617,850
                                                          ------------
                                                            42,236,987
                                                          ------------

FLORIDA--1.0%
Miami Beach Special Obligation
Revenue Taxable 8.60%,
9/1/21........................      AAA          11,675     12,973,844

Tampa Solid Waste System
Revenue Taxable Series A
6.23%, 10/1/05................    Aaa(d)          1,970      1,972,462

University of Miami
Exchangeable Revenue Taxable
Series A 7.65%, 4/1/20........      AAA           2,120      2,212,750
                                                          ------------
                                                            17,159,056
                                                          ------------

MASSACHUSETTS--0.4%
Massachusetts State Port
Authority Revenue Taxable
Series C 6.05%, 7/1/02........      AA-           3,340      3,360,875

Massachusetts State Water
Resources Authority Revenue
Series D 5%, 8/1/24...........      AAA           2,750      2,660,625
                                                          ------------
                                                             6,021,500
                                                          ------------

NEW YORK--1.1%
Long Island Power Authority
Electrical Systems Revenue
Series A 5.50%, 12/1/10.......      AAA           3,850      4,191,687

Metropolitan Transportation
Authority Series A 5%,
4/1/23........................      AAA           4,575      4,489,219

New York State Taxable Series
C 6.35%, 3/1/07...............      AAA           9,290      9,290,000
                                                          ------------
                                                            17,970,906
                                                          ------------

                       See Notes to Financial Statements                       9

PHOENIX-GOODWIN BALANCED FUND

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------
PENNSYLVANIA--1.0%
Philadelphia Authority For
Industrial Development Pension
Funding Retirement Systems
Revenue Taxable Series A
5.79%, 4/15/09................      AAA       $   8,500   $  8,117,500

Pittsburgh Pension Obligation
Taxable Series C 6.50%,
3/1/17........................      AAA           9,245      9,013,875
                                                          ------------
                                                            17,131,375
                                                          ------------

TEXAS--1.3%
Dallas Civic Center Revenue
5.25%, 8/15/08................      AAA           2,340      2,492,100

Dallas-Fort Worth
International Airport Revenue
Taxable 6.50%, 11/1/09........      AAA           1,900      1,914,250

Dallas-Fort Worth
International Airport Revenue
Taxable 6.60%, 11/1/12........      AAA           5,750      5,778,750
Houston Water & Sewer System
Revenue Refunding, Jr. Lien,
Series D 5%, 12/1/25..........      AAA           4,975      4,813,313

Texas State General Obligation
Series B 5.25%, 10/1/08.......      AA            1,715      1,837,194

Texas State Taxable Veterans
Limited Series B 6.10%,
12/1/03.......................      AA            3,995      4,014,975
                                                          ------------
                                                            20,850,582
                                                          ------------

VIRGINIA--0.2%
Newport News General
Obligation Taxable Series B
7.05%, 1/15/25................      AA            3,250      3,233,750
- ----------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $123,380,509)                             124,604,156
- ----------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.6%

AESOP Funding II LLC 97-1, A2
144A 6.40%, 10/20/03(c).......    Aaa(d)          9,250      9,418,973

Associates Manufactured
Housing Pass Through 97-2, A6
7.075%, 3/15/28...............      AAA           3,000      3,029,531

Capita Equipment Receivables
Trust 97-1, B 6.45%,
8/15/02.......................      A+            5,020      5,033,454

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------

Case Equipment Loan Trust
98-A, A4, 5.83%, 2/15/05......      AAA       $  11,600   $ 11,534,692

Copelco Capital Funding Corp.
99-A, A4 5.80%, 4/15/03.......    Aaa(d)          5,000      5,002,344

Fleetwood Credit Corp. Grantor
Trust 96-B, A 6.90%,
3/15/12.......................      AAA           1,919      1,933,404

Green Tree Financial Corp.
96-2, M1 7.60%, 4/15/27.......      AA-           9,250      9,614,687

Premier Auto Trust 98-3, B
6.14%, 9/8/04.................      A+            4,000      4,050,273

Triangle Funding Ltd. 98-2A, 3
144A 6.85%, 10/15/04(c)(e)....      BBB           8,000      7,965,000

Wachovia Credit Card Master
Trust 99-1, A 5.081%,
8/15/06.......................      AAA           3,000      2,999,063
- ----------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $60,100,708)                               60,581,421
- ----------------------------------------------------------------------
CORPORATE BONDS--5.0%

AUTO PARTS & EQUIPMENT--0.3%
Federal-Mogul Corp. 7.50%,
144A 01/15/09(c)..............      BB+           5,725      5,610,500

BANKS (MAJOR REGIONAL)--0.3%
U.S. Bank of Minnesota N.A.
6.30%, 7/15/08................       A            3,000      2,970,000

Wachovia Corp. 5.625%,
12/15/08......................      A+            3,000      2,838,750
                                                          ------------
                                                             5,808,750
                                                          ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.3%
CSC Holdings, Inc. 7.25%,
7/15/08.......................      BB+           4,565      4,633,475

COMPUTERS (SOFTWARE & SERVICES)--0.2%
Computer Associates
International, Inc. Series B
6.375%, 4/15/05...............      A-            3,270      3,175,988

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
Harrahs Operating Co., Inc.
7.875%, 12/15/05..............      BB+           4,695      4,753,688

10                     See Notes to Financial Statements

PHOENIX-GOODWIN BALANCED FUND

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--CONTINUED
Station Casinos, Inc. 10.125%,
3/15/06.......................      B+        $   3,000   $  3,202,500
                                                          ------------
                                                             7,956,188
                                                          ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.3%
Tenet Healthcare Corp. 8%,
1/15/05.......................      BB+           5,225      5,198,875

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.3%
Boston Scientific Corp.
6.625%, 3/15/05...............      BBB           4,525      4,417,531

INSURANCE (MULTI-LINE)--0.1%
Willis Corroon Corp. 144A 9%,
2/1/09(c).....................      B+            1,840      1,872,200

LEISURE TIME (PRODUCTS)--0.2%
Bally Total Fitness Holding
Corp. 144A 9.875%,
10/15/07(c)...................      B-            2,900      2,976,125

MANUFACTURING (DIVERSIFIED)--0.4%
Tyco International Group SA
6.375%, 6/15/05...............      A-            6,700      6,741,875
PAPER & FOREST PRODUCTS--0.2%
Buckeye Technologies, Inc.
9.25%, 9/15/08................      BB-           3,765      3,995,606

PERSONAL CARE--0.1%
Revlon Consumer Products Corp.
9%, 11/1/06...................       B            2,500      2,556,250

PUBLISHING--0.1%
Charter Communications
Holdings LLC 144A 8.625%,
4/1/09(c).....................      B+            2,000      2,055,000

RETAIL (FOOD CHAINS)--0.1%
Meyer (Fred), Inc. 7.45%,
3/1/08........................      BB+           1,625      1,706,250

SERVICES (COMMERCIAL & CONSUMER)--0.2%
United Rentals, Inc. Series B
9.50%, 6/1/08.................      BB-           1,295      1,327,375

United Rentals, Inc. 8.80%,
8/15/08.......................      BB-           1,570      1,550,375
                                                          ------------
                                                             2,877,750
                                                          ------------

SERVICES (RENTALS)--0.2%
Budget Group, Inc. 144A
9.125%, 4/1/06(c).............      BB-           2,750      2,743,125

TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
Nextlink Communications, Inc.
144A 10.75%, 11/15/08(c)......       B            2,000      2,155,000

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------
TELECOMMUNICATIONS (LONG DISTANCE)--CONTINUED

Qwest Communications
International, Inc. 144A
7.50%, 11/1/08(c).............      BB+       $   4,660   $  4,893,000
                                                          ------------
                                                             7,048,000
                                                          ------------

TELEPHONE--0.2%
Century Telephone Enterprises,
Inc. Series F 6.30%,
1/15/08.......................     BBB+           3,000      2,962,500

TEXTILES (HOME FURNISHINGS)--0.3%
WestPoint Stevens, Inc.
7.875%, 6/15/05...............      BB            4,725      4,866,750

TRUCKERS--0.2%
Teekay Shipping Corp. 8.32%,
2/1/08........................      BB+           2,640      2,620,200

TRUCKS & PARTS--0.1%
Cummins Engine Co., Inc.
6.45%, 3/1/05.................     BBB+           2,060      2,011,075
- ----------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $82,823,764)                               83,834,013
- ----------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--8.0%

CS First Boston Mortgage
Securities Corp. 97-C2, A3
6.55%, 11/17/07...............      AAA           9,800      9,812,250

CS First Boston Mortgage
Securities Corp. 97-C2, B
6.72%, 11/17/07...............     Aa(d)          9,000      9,016,875

CS First Boston Mortgage
Securities Corp. 97-SPCE, D
144A 7.332%, 4/20/08(c).......      BBB           4,039      3,948,122

CS First Boston Mortgage
Securities Corp. 98-C1, A1B
6.48%, 5/17/08................      AAA          10,000      9,948,438

CS First Boston Mortgage
Securities Corp. 95-AEW1, B
7.182%, 11/25/27..............      AA-           4,552      4,547,842

DLJ Mortgage Acceptance Corp.
96-CF1, A1B 144A 7.58%,
2/12/06(c)....................      AAA           6,550      6,809,953

First Union-Lehman Brothers
Commercial Mortgage 97-C1, B
7.43%, 4/18/07................     Aa(d)         11,807     12,435,491

G.E. Capital Mortgage
Services, Inc. 96-8, 1M 7.25%,
5/25/26.......................      AA            5,282      5,380,995

                       See Notes to Financial Statements                      11

PHOENIX-GOODWIN BALANCED FUND

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------
GMAC Commercial Mortgage
Securities, Inc. 97-C2, B,
6.703%, 12/15/07..............     Aa(d)      $   5,000   $  4,985,050
Lehman Brothers Commercial
Conduit Mortgage Trust 98-C4,
A1B 6.21%, 10/15/08...........    AAA(d)         10,545     10,429,608

Lehman Large Loan 97-LLI, B
6.95%, 3/12/07................      AA           10,825     11,118,611
Nationslink Funding Corp.
96-1, B 7.69%, 12/20/05.......      AA            6,157      6,482,147
Prudential Home Mortgage
Securities 93-L, 2B3 144A
6.641%, 12/25/23(c)...........     A(d)           5,000      4,937,500

Residential Asset
Securitization Trust 96-A8, A1
8%, 12/25/26..................      AAA             156        156,120

Residential Funding Mortgage
Securities I 96-S8, A4 6.75%,
3/25/11.......................      AAA           1,950      1,958,709
Residential Funding Mortgage
Securities I 96-S1, A11 7.10%,
1/25/26.......................      AAA           6,600      6,703,125

Residential Funding Mortgage
Securities I 96-S4, M1 7.25%,
2/25/26.......................      AA            5,805      5,829,031

Securitized Asset Sales, Inc.
93-J, 2B 6.808%, 11/28/23.....     AA(d)          9,980      9,875,777

Structured Asset Securities
Corp. 93-C1, B 6.60%,
10/25/24......................      A+            4,550      4,530,802
Structured Asset Securities
Corp. 95-C4, B 7%, 6/25/26....      AA            5,000      5,010,596
- ----------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $132,680,109)                             133,917,042
- ----------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--2.4%
COLOMBIA--0.6%
Republic of Colombia 144A
7.70%, 7/14/03(c).............      NR            9,140      8,317,400

Republic of Colombia 7.25%,
2/23/04.......................     BBB-           1,750      1,592,500
                                                          ------------
                                                             9,909,900
                                                          ------------

                                 STANDARD        PAR
                                 & POOR'S       VALUE
                                  RATING        (000)        VALUE
                                -----------   ---------   ------------

CROATIA--0.5%
Croatia Series B 5.813%,
7/31/06(e)....................     BBB-       $   4,625   $  3,792,254
Croatia Series A 5.813%,
7/31/10(e)....................     BBB-           5,805      4,542,413
                                                          ------------
                                                             8,334,667
                                                          ------------
POLAND--0.9%
Poland Bearer PDI 5%,
10/27/14(e)...................     BBB-          15,430     14,301,681
URUGUAY--0.4%
Republic of Uruguay 7.25%,
5/4/09........................     BBB-           6,900      6,798,570
- ----------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $40,193,673)                               39,344,818
- ----------------------------------------------------------------------
FOREIGN CORPORATE BONDS--1.9%
ARGENTINA--0.2%
Compania de
Radiocomunicaciones Moviles SA
144A 9.25%, 5/8/08(c).........     BBB-           2,200      2,123,000

Telefonica de Argentina 144A
9.125%, 5/7/08(c).............     BBB-           1,750      1,693,125
                                                          ------------
                                                             3,816,125
                                                          ------------
BAHAMAS--0.2%
Sun International Hotels Ltd.
8.625%, 12/15/07..............      B+            3,000      3,120,000
CANADA--0.3%
Imax Corp. 7.875%, 12/1/05....      BB-           5,295      5,281,762
CHILE--0.2%
Compania Sud Americana de
Vapores 144A 7.375%,
12/8/03(c)....................      BBB           2,000      1,900,000

Petropower I Funding Trust
144A 7.36%, 2/15/14(c)........      BBB           2,545      2,366,476
                                                          ------------
                                                             4,266,476
                                                          ------------
JAPAN--0.8%
IBJ Preferred Capital Co. LLC
144A 8.79%, 12/29/49(c)(e)....    Baa(d)          6,800      6,071,387

SB Treasury Co. LLC Series A
144A 9.40%, 12/29/49(c)(e)....      BB+           6,800      6,820,883
                                                          ------------
                                                            12,892,270
                                                          ------------
POLAND--0.2%
TPSA Finance BV 144A 7.75%,
12/10/08(c)...................     BBB-           3,095      3,125,950
- ----------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $33,369,586)                               32,502,583
- ----------------------------------------------------------------------

12                     See Notes to Financial Statements

PHOENIX-GOODWIN BALANCED FUND

                                               SHARES        VALUE
                                              ---------   ------------

PREFERRED STOCKS--0.6%

REITS--0.6%
Home Ownership Funding 2,
Step-down Pfd. 144A
13.338%(c)....................                10,000   $  9,151,940
- -------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $8,786,965)                              9,151,940
- -------------------------------------------------------------------

COMMON STOCKS--57.6%

BANKS (MAJOR REGIONAL)--2.3%
Mellon Bank Corp..............               108,300      8,048,044
Wells Fargo Co................               702,400     30,334,900
                                                       ------------
                                                         38,382,944
                                                       ------------

BANKS (MONEY CENTER)--1.7%
Bank of America Corp..........               392,340     28,248,480

BEVERAGES (NON-ALCOHOLIC)--1.6%
PepsiCo, Inc..................               720,500     26,613,469

BIOTECHNOLOGY--0.4%
Genzyme Corp. (b).............               166,600      6,289,150
BROADCASTING (TELEVISION, RADIO & CABLE)--3.5%
AT&T Corp.- Liberty Media
Group Class A(b)..............               493,900     31,547,862
CBS Corp.(b)..................               215,700      9,827,831
Chancellor Media Corp.(b).....               180,500      9,904,937
Clear Channel Communications,
Inc.(b).......................                99,800      6,936,100
                                                       ------------
                                                         58,216,730
                                                       ------------

COMMUNICATIONS EQUIPMENT--1.4%
General Motors Corp. Class
H.............................                99,000      5,482,125
Motorola, Inc.................                60,000      4,807,500
Tellabs, Inc.(b)..............               119,500     13,092,719
                                                       ------------
                                                         23,382,344
                                                       ------------

COMPUTERS (HARDWARE)--4.7%
Dell Computer Corp.(b)........               377,700     15,556,519
International Business
Machines Corp.................               194,900     40,770,644
Sun Microsystems, Inc.(b).....               373,000     22,310,062
                                                       ------------
                                                         78,637,225
                                                       ------------
COMPUTERS (NETWORKING)--1.9%
Cisco Systems, Inc.(b)........               273,837     31,234,533

                                            SHARES        VALUE
                                           ---------   ------------

COMPUTERS (SOFTWARE & SERVICES)--4.2%
America Online, Inc.(b).......               126,800   $ 18,100,700
Microsoft Corp.(b)............               547,000     44,477,937
Novell, Inc.(b)...............               138,600      3,083,850
Yahoo!, Inc.(b)...............                30,400      5,310,500
                                                       ------------
                                                         70,972,987
                                                       ------------

CONSUMER FINANCE--1.2%
Capital One Financial Corp....               115,500     20,060,906

DISTRIBUTORS (FOOD & HEALTH)--0.7%
Cardinal Health, Inc..........               210,900     12,614,456

ELECTRICAL EQUIPMENT--1.7%
General Electric Co...........               277,300     29,255,150

ELECTRONICS (SEMICONDUCTORS)--1.9%
Intel Corp....................               530,800     32,478,325

FINANCIAL (DIVERSIFIED)--3.9%
Citigroup, Inc................               377,500     28,406,875
Freddie Mac...................               172,000     10,793,000
Morgan Stanley Dean Witter &
Co............................               255,900     25,382,081
                                                       ------------
                                                         64,581,956
                                                       ------------

HEALTH CARE (DIVERSIFIED)--1.8%
American Home Products
Corp..........................               158,400      9,662,400
Bristol-Myers Squibb Co.......               333,800     21,217,162
                                                       ------------
                                                         30,879,562
                                                       ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.4%
Pfizer, Inc...................               187,400     21,562,712
Schering-Plough Corp..........               369,300     17,841,806
                                                       ------------
                                                         39,404,518
                                                       ------------

HEALTH CARE (GENERIC AND OTHER)--0.3%
Mylan Laboratories, Inc.......               198,800      4,510,275

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.4%
Bard (C.R.), Inc..............               100,000      4,900,000
Baxter International, Inc.....               210,500     13,261,500
Becton, Dickinson and Co......               135,000      5,020,313
                                                       ------------
                                                         23,181,813
                                                       ------------

                       See Notes to Financial Statements                      13

PHOENIX-GOODWIN BALANCED FUND

                                            SHARES        VALUE
                                           ---------   ------------
HOUSEHOLD PRODUCTS (NON-DURABLES)--1.3%
Procter & Gamble Co. (The)....               225,700   $ 21,173,481

INSURANCE (LIFE/HEALTH)--0.3%
ReliaStar Financial Corp......               120,600      4,432,050

INSURANCE (MULTI-LINE)--1.2%
American International Group,
Inc...........................               176,400     20,715,975

LODGING-HOTELS--0.6%
Carnival Corp.................               233,100      9,615,375

MANUFACTURING (DIVERSIFIED)--1.7%
Tyco International Ltd........               351,300     28,543,125
OIL & GAS (DRILLING & EQUIPMENT)--0.8%
Halliburton Co................               134,400      5,728,800
Schlumberger Ltd..............                87,300      5,576,288
Transocean Offshore, Inc......               100,000      2,968,750
                                                       ------------
                                                         14,273,838
                                                       ------------

OIL (INTERNATIONAL INTEGRATED)--0.7%
Conoco, Inc. Class A..........               419,700     11,384,363

PERSONAL CARE--0.9%
Gillette Co. (The)............               286,500     14,951,719

RETAIL (BUILDING SUPPLIES)--1.2%
Home Depot, Inc. (The)........               327,000     19,599,563

RETAIL (COMPUTERS & ELECTRONICS)--0.4%
Tandy Corp....................               100,900      7,308,944

RETAIL (DEPARTMENT STORES)--0.3%
Nordstrom, Inc................               132,700      4,669,381

RETAIL (FOOD CHAINS)--1.7%
Meyer (Fred), Inc.(b).........               380,890     20,615,671
Safeway, Inc.(b)..............               131,700      7,103,569
                                                       ------------
                                                         27,719,240
                                                       ------------

                                            SHARES        VALUE
                                           ---------   ------------

RETAIL (GENERAL MERCHANDISE)--1.4%
Wal-Mart Stores, Inc..........               518,000   $ 23,828,000

RETAIL (SPECIALTY)--0.8%
Staples, Inc.(b)..............               466,275     13,988,250

SERVICES (COMMERCIAL & CONSUMER)--0.3%
ServiceMaster Co. (The).......               246,600      4,685,400

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.9%
AirTouch Communications,
Inc.(b).......................               160,000     14,940,000

TELECOMMUNICATIONS (LONG DISTANCE)--3.6%
AT&T Corp.....................               798,034     40,300,717
MCI WorldCom, Inc.(b).........               253,399     20,826,266
                                                       ------------
                                                         61,126,983
                                                       ------------

TELEPHONE--0.9%
SBC Communications, Inc.......               262,300     14,688,800

WASTE MANAGEMENT--1.6%
Waste Management, Inc.........               473,100     26,730,150
- -------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $718,652,297)                          963,319,460
- -------------------------------------------------------------------

FOREIGN COMMON STOCKS--2.3%

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.6%
Elan Corp. PLC Sponsored ADR
(Ireland)(b)..................               189,800      9,774,700

OIL (INTERNATIONAL INTEGRATED)--1.7%
BP Amoco PLC Sponsored ADR
(United Kingdom)..............               258,893     29,303,451
- -------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $33,717,741)                            39,078,151
- -------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.0%
(IDENTIFIED COST $1,403,315,454)                       1,655,016,184
- -------------------------------------------------------------------

14                     See Notes to Financial Statements

PHOENIX-GOODWIN BALANCED FUND

                                STANDARD      PAR
                                & POOR'S     VALUE
                                 RATING      (000)        VALUE
                                ---------  ---------   ------------

SHORT-TERM OBLIGATIONS--0.8%

COMMERCIAL PAPER--0.8%
Ciesco L.P. 4.93%, 5/3/99.....     A-1+       $   8,460   $  8,457,683
General Electric Capital Corp.
4.75%, 5/6/99.................     A-1+             155        154,898

General Electric Capital Corp.
4.82%, 5/6/99.................     A-1+           2,630      2,628,239

Private Export Funding Corp.
4.80%, 6/16/99................     A-1+           2,500      2,485,239
                                                          ------------
                                                            13,726,059
                                                          ------------
- ----------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $13,725,487)                               13,726,059
- ----------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $1,417,040,941)                             1,668,742,243(a)
Cash and receivables, less liabilities--0.2%                     2,536,097
                                                          ----------------
NET ASSETS--100.0%                                        $  1,671,278,340
                                                          ----------------
                                                          ----------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $272,777,373 and gross depreciation of $22,591,748 for federal income tax purposes. At April 30, 1999, the aggregate cost of securities for federal income tax purpose was $1,418,556,618.
(b)  Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, these securities amounted to a value of $96,954,659 or 5.8% of net assets.
(d)  As rated by Moody's, Fitch or Duff & Phelps.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

PHOENIX-GOODWIN BALANCED FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $1,417,040,941)                            $1,668,742,243
Cash                                                                  21,859
Receivables
  Interest and dividends                                           8,292,399
  Investment securities sold                                       5,088,680
  Fund shares sold                                                   258,782
Prepaid expenses                                                      38,087
                                                              --------------
    Total assets                                               1,682,442,050
                                                              --------------
LIABILITIES
Payables
  Investments securities purchased                                 7,899,304
  Fund shares repurchased                                          1,324,250
  Investment advisory fee                                            742,645
  Transfer agent fee                                                 501,433
  Distribution fee                                                   374,493
  Financial agent fee                                                 30,359
  Trustees' fee                                                        3,846
Accrued expenses                                                     287,380
                                                              --------------
    Total liabilities                                             11,163,710
                                                              --------------
NET ASSETS                                                    $1,671,278,340
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $1,314,432,582
Undistributed net investment income                                4,154,057
Accumulated net realized gain                                    100,990,399
Net unrealized appreciation                                      251,701,302
                                                              --------------
NET ASSETS                                                    $1,671,278,340
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,633,385,187)             92,885,372
Net asset value per share                                             $17.58
Offering price per share $17.58/(1-4.75%)                             $18.46
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $37,893,153)                 2,161,165
Net asset value and offering price per share                          $17.53

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $  21,421,627
Dividends                                                         3,944,868
Security lending                                                    127,569
Foreign taxes withheld                                              (17,346)
                                                              -------------
    Total investment income                                      25,476,718
                                                              -------------
EXPENSES
Investment advisory fee                                           4,413,358
Distribution fee, Class A                                         2,037,787
Distribution fee, Class B                                           179,677
Financial agent fee                                                 224,014
Transfer agent                                                    1,146,692
Printing                                                             53,407
Custodian                                                            48,345
Professional                                                         25,970
Trustees                                                              7,174
Miscellaneous                                                        18,757
                                                              -------------
    Total expenses                                                8,155,181
                                                              -------------
NET INVESTMENT INCOME                                            17,321,537
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                 103,453,339
Net change in unrealized appreciation (depreciation) on
  investments                                                    86,909,508
                                                              -------------
NET GAIN ON INVESTMENTS                                         190,362,847
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 207,684,384
                                                              -------------
                                                              -------------

16                     See Notes to Financial Statements

PHOENIX-GOODWIN BALANCED FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                            Six Months
                                               Ended
                                              4/30/99         Year Ended
                                            (Unaudited)        10/31/98
                                          ---------------   ---------------
FROM OPERATIONS
  Net investment income (loss)            $    17,321,537   $    40,274,583
  Net realized gain (loss)                    103,453,339        66,036,415
  Net change in unrealized appreciation
    (depreciation)                             86,909,508        40,037,609
                                          ---------------   ---------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                207,684,384       146,348,607
                                          ---------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (19,577,885)      (38,891,099)
  Net investment income, Class B                 (308,575)         (547,088)
  Net realized gains, Class A                 (59,145,470)     (250,194,981)
  Net realized gains, Class B                  (1,279,772)       (4,587,560)
                                          ---------------   ---------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (80,311,702)     (294,220,728)
                                          ---------------   ---------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (2,029,999 and 4,154,476 shares,
    respectively)                              35,158,133        68,017,312
  Net asset value of shares issued from
    reinvestment of distributions
    (4,331,556 and 17,381,042 shares,
    respectively)                              72,847,163       266,854,723
  Cost of shares repurchased (8,511,115
    and 20,727,390 shares, respectively)     (147,796,390)     (343,685,337)
                                          ---------------   ---------------
Total                                         (39,791,094)       (8,813,302)
                                          ---------------   ---------------
CLASS B
  Proceeds from sales of shares (230,425
    and 375,257 shares, respectively)           3,988,419         6,251,773
  Net asset value of shares issued from
    reinvestment of distributions
    (87,430 and 309,117 shares,
    respectively)                               1,466,660         4,734,129
  Cost of shares repurchased (186,325
    and 329,841 shares, respectively)          (3,221,366)       (5,437,703)
                                          ---------------   ---------------
Total                                           2,233,713         5,548,199
                                          ---------------   ---------------
  DECREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                              (37,557,381)       (3,265,103)
                                          ---------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS        89,815,301      (151,137,224)
NET ASSETS
  Beginning of period                       1,581,463,039     1,732,600,263
                                          ---------------   ---------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $4,154,057 AND $6,718,980,
    RESPECTIVELY]                         $ 1,671,278,340   $ 1,581,463,039
                                          ---------------   ---------------
                                          ---------------   ---------------

                       See Notes to Financial Statements                      17

PHOENIX-GOODWIN BALANCED FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                       ----------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                              YEAR ENDED OCTOBER 31
                                        4/30/99      --------------------------------------------------------------------
                                       (UNAUDITED)         1998          1997          1996          1995            1994
Net asset value, beginning of period   $   16.29     $    18.07    $    17.56    $    17.04    $    15.23    $      16.64
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.18           0.42          0.48          0.48          0.52            0.48
  Net realized and unrealized gain
    (loss)                                  1.95           0.90          2.38          1.46          1.80           (1.01)
                                       ----------         -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                          2.13           1.32          2.86          1.94          2.32           (0.53)
                                       ----------         -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.21)         (0.40)        (0.48)        (0.49)        (0.51)          (0.49)
  Dividends from net realized gains        (0.63)         (2.70)        (1.87)        (0.93)           --           (0.39)
                                       ----------         -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                  (0.84)         (3.10)        (2.35)        (1.42)        (0.51)          (0.88)
                                       ----------         -----         -----         -----         -----           -----
Change in net asset value                   1.29          (1.78)         0.51          0.52          1.81           (1.41)
                                       ----------         -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD         $   17.58     $    16.29    $    18.07    $    17.56    $    17.04    $      15.23
                                       ----------         -----         -----         -----         -----           -----
                                       ----------         -----         -----         -----         -----           -----
Total return(1)                            13.34%(3)       8.68%        18.04%        12.03%        15.52%          (3.28)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                        $1,633,385    $1,548,475    $1,702,385    $1,897,306    $2,345,440      $2,601,808

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        0.96%(2)       0.97%         0.98%         1.01%         1.02%           0.96%
  Net investment income                     2.10%(2)       2.41%         2.65%         2.74%         3.27%           3.03%
Portfolio turnover                            44%(3)        138%          206%          191%          197%            159%

                                                                            CLASS B
                                       ----------------------------------------------------------------------------------
                                       SIX MONTHS                                                                FROM
                                         ENDED                      YEAR ENDED OCTOBER 31                     INCEPTION
                                        4/30/99      ----------------------------------------------------     7/15/94 TO
                                       (UNAUDITED)         1998          1997          1996          1995      10/31/94
Net asset value, beginning of period   $   16.25     $    18.04    $    17.54    $    17.01    $    15.23    $      15.27
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.12           0.30          0.35          0.35          0.40            0.09
  Net realized and unrealized gain
    (loss)                                  1.94           0.90          2.37          1.47          1.80           (0.04)
                                       ----------         -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                          2.06           1.20          2.72          1.82          2.20            0.05
                                       ----------         -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.15)         (0.29)        (0.35)        (0.36)        (0.42)          (0.09)
  Dividends from net realized gains        (0.63)         (2.70)        (1.87)        (0.93)           --              --
                                       ----------         -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                  (0.78)         (2.99)        (2.22)        (1.29)        (0.42)          (0.09)
                                       ----------         -----         -----         -----         -----           -----
Change in net asset value                   1.28          (1.79)         0.50          0.53          1.78           (0.04)
                                       ----------         -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD         $   17.53     $    16.25    $    18.04    $    17.54    $    17.01    $      15.23
                                       ----------         -----         -----         -----         -----           -----
                                       ----------         -----         -----         -----         -----           -----
Total return(1)                            12.92%(3)       7.91%        17.13%        11.24%        14.68%          (0.34)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                          $37,893        $32,988       $30,216       $26,209       $16,971          $4,629

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.71%(2)       1.72%         1.73%         1.76%         1.78%           1.65%(2)
  Net investment income                     1.35%(2)       1.66%         1.90%         1.96%         2.46%           2.36%(2)
Portfolio turnover                            44%(3)        138%          206%          191%          197%            159%(3)

(1)  Maximum sales load is not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.

18                     See Notes to Financial Statements

PHOENIX-GOODWIN GROWTH FUND

                         INVESTMENTS AT APRIL 30, 1999
                                  (UNAUDITED)

                                                       SHARES          VALUE
                                                     -----------   -------------
COMMON STOCKS--93.3%
BANKS (MAJOR REGIONAL)--3.8%
Mellon Bank Corp........................                 306,500   $  22,776,781
Wells Fargo Co..........................               1,988,900      85,895,619
                                                                   -------------
                                                                     108,672,400
                                                                   -------------
BROADCASTING (TELEVISION, RADIO & CABLE)--3.3%
AT&T Corp.- Liberty Media Group Class
A(b)....................................                 739,200      47,216,400
CBS Corp.(b)............................                 608,500      27,724,781
Clear Channel Communications, Inc.(b)...                 277,800      19,307,100
                                                                   -------------
                                                                      94,248,281
                                                                   -------------
COMMUNICATIONS EQUIPMENT--3.3%
Lucent Technologies, Inc................                 980,000      58,922,500
Tellabs, Inc.(b)........................                 334,300      36,626,744
                                                                   -------------
                                                                      95,549,244
                                                                   -------------
COMPUTERS (HARDWARE)--7.8%
Dell Computer Corp.(b)..................               1,073,300      44,206,544
International Business Machines Corp....                 551,800     115,429,662
Sun Microsystems, Inc.(b)...............               1,056,200      63,173,962
                                                                   -------------
                                                                     222,810,168
                                                                   -------------
COMPUTERS (NETWORKING)--3.1%
Cisco Systems, Inc.(b)..................                 778,100      88,752,031
COMPUTERS (PERIPHERALS)--1.8%
EMC Corp.(b)............................                 476,400      51,897,825
COMPUTERS (SOFTWARE & SERVICES)--7.9%
America Online, Inc.(b).................                 374,200      53,417,050
BMC Software, Inc.(b)...................                 281,300      12,113,481
Compuware Corp.(b)......................                 761,300      18,556,687
Microsoft Corp.(b)......................               1,544,800     125,611,550
Yahoo!, Inc.(b).........................                  85,600      14,953,250
                                                                   -------------
                                                                     224,652,018
                                                                   -------------
CONSUMER FINANCE--2.0%
Capital One Financial Corp..............                 321,400      55,823,162
DISTRIBUTORS (FOOD & HEALTH)--1.2%
Cardinal Health, Inc....................                 588,750      35,214,609
ELECTRICAL EQUIPMENT--2.8%
General Electric Co.....................                 758,100      79,979,550
ELECTRONICS (SEMICONDUCTORS)--5.2%
Intel Corp..............................               1,508,400      92,295,225

                                                       SHARES          VALUE
                                                     -----------   -------------
ELECTRONICS (SEMICONDUCTORS)--CONTINUED
Texas Instruments, Inc..................                 555,000   $  56,679,375
                                                                   -------------
                                                                     148,974,600
                                                                   -------------
FINANCIAL (DIVERSIFIED)--6.9%
American Express Co.....................                 108,000      14,114,250
Citigroup, Inc..........................               1,059,050      79,693,512
Freddie Mac.............................                 481,600      30,220,400
Morgan Stanley Dean Witter & Co.........                 724,500      71,861,344
                                                                   -------------
                                                                     195,889,506
                                                                   -------------
HEALTH CARE (DIVERSIFIED)--3.0%
American Home Products Corp.............                 448,400      27,352,400
Bristol-Myers Squibb Co.................                 941,500      59,844,094
                                                                   -------------
                                                                      87,196,494
                                                                   -------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--6.6%
Merck & Co., Inc........................                 585,000      41,096,250
Pfizer, Inc.............................                 841,000      96,767,562
Schering-Plough Corp....................               1,065,200      51,462,475
                                                                   -------------
                                                                     189,326,287
                                                                   -------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.3%
Guidant Corp.(b)........................                 159,300       8,552,419
Medtronic, Inc..........................                 810,000      58,269,375
                                                                   -------------
                                                                      66,821,794
                                                                   -------------
HOUSEHOLD PRODUCTS (NON-DURABLES)--2.1%
Procter & Gamble Co. (The)..............                 638,100      59,861,756
INSURANCE (MULTI-LINE)--2.1%
American International Group, Inc.......                 500,000      58,718,750
INVESTMENT BANKING/BROKERAGE--1.1%
Merrill Lynch & Co., Inc................                 390,000      32,735,625
LODGING-HOTELS--1.0%
Carnival Corp...........................                 663,600      27,373,500
MANUFACTURING (DIVERSIFIED)--2.8%
Tyco International Ltd..................                 995,800      80,908,750
OIL & GAS (DRILLING & EQUIPMENT)--0.6%
Schlumberger Ltd........................                 251,700      16,077,338
PERSONAL CARE--1.5%
Gillette Co. (The)......................                 805,400      42,031,813
RESTAURANTS--1.0%
McDonald's Corp.........................                 645,000      27,331,875

                       See Notes to Financial Statements                      19

PHOENIX-GOODWIN GROWTH FUND

                                                       SHARES          VALUE
                                                     -----------   -------------
RETAIL (BUILDING SUPPLIES)--2.8%
Home Depot, Inc. (The)..................                 891,000   $  53,404,313
Lowe's Companies, Inc...................                 505,000      26,638,750
                                                                   -------------
                                                                      80,043,063
                                                                   -------------
RETAIL (DRUG STORES)--1.1%
Walgreen Co.............................               1,190,000      31,981,250
RETAIL (FOOD CHAINS)--2.7%
Meyer (Fred), Inc.(b)...................               1,079,780      58,443,093
Safeway, Inc.(b)........................                 372,200      20,075,538
                                                                   -------------
                                                                      78,518,631
                                                                   -------------
RETAIL (GENERAL MERCHANDISE)--4.3%
Dayton Hudson Corp......................                 430,000      28,944,375
Wal-Mart Stores, Inc....................               2,019,200      92,883,200
                                                                   -------------
                                                                     121,827,575
                                                                   -------------
RETAIL (SPECIALTY)--1.3%
Staples, Inc.(b)........................               1,274,400      38,232,000
SERVICES (ADVERTISING/MARKETING)--0.4%
Interpublic Group of Companies, Inc.
(The)...................................                 159,400      12,363,463
TELECOMMUNICATIONS (LONG DISTANCE)--7.5%
AT&T Corp...............................               1,920,997      97,010,349
MCI WorldCom, Inc.(b)...................               1,416,535     116,421,470
                                                                   -------------
                                                                     213,431,819
                                                                   -------------
- --------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $2,053,222,381)                                   2,667,245,177
- --------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS --93.3%
(IDENTIFIED COST $2,053,222,381)                                   2,667,245,177
- --------------------------------------------------------------------------------

                                           STANDARD         PAR
                                           & POOR'S        VALUE
                                            RATING         (000)
                                          -----------   -----------
MEDIUM-TERM NOTES--0.1%
Associates Corporation of North America
5.65%, 6/15/99..........................      AA-       $     2,000       2,001,216
- -----------------------------------------------------------------------------------
TOTAL MEDIUM-TERM NOTES
(IDENTIFIED COST $1,999,575)                                              2,001,216
- -----------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--6.9%
COMMERCIAL PAPER--4.3%
Ciesco L.P. 4.75%, 5/3/99...............     A-1+            25,000      24,993,403

                                           STANDARD         PAR
                                           & POOR'S        VALUE
                                            RATING         (000)          VALUE
                                          -----------   -----------   -------------
COMMERCIAL PAPER--CONTINUED
Ciesco L.P. 4.93%, 5/3/99...............     A-1+       $     6,355   $   6,353,259
Enterprise Funding Corp. 4.98%,
5/3/99..................................      A-1               350         349,903

Enterprise Funding Corp. 5.95%,
5/3/99..................................      A-1               350         349,904

Preferred Receivables Funding Corp.
4.82%, 5/3/99...........................      A-1             4,020       4,018,924

Merrill Lynch & Co., Inc. 4.85%,
5/4/99..................................     A-1+             5,000       4,997,979

Pitney Bowes Credit Corp. 4.72%,
5/5/99..................................      A-1            30,000      29,984,267

Ford Motor Credit Co. 4.83%, 5/6/99.....      A-1             3,450       3,447,686
General Electric Capital Corp. 4.77%,
5/6/99..................................     A-1+             4,390       4,387,092

Cargill, Inc. 4.85%, 5/7/99.............     A-1+             5,000       4,995,958
Enterprise Funding Corp. 4.82%,
5/11/99.................................      A-1             4,860       4,853,493

Abbott Laboratories 4.75%, 5/18/99......     A-1+             4,285       4,275,388
Albertson's. Inc. 4.77%, 5/18/99........      A-1            20,000      19,954,950
Donnelley (R.R.) & Sons Co. 4.79%,
5/24/99.................................      A-1            10,000       9,969,397
                                                                      -------------
                                                                        122,931,603
                                                                      -------------
FEDERAL AGENCY SECURITIES--2.6%
FHLB Discount Corp. 4.67%, 5/7/99....................        31,500      31,475,482
FMC Discount Note 4.68%, 5/12/99.....................        20,000      19,971,400
FHLB Discount Corp. 4.67%, 5/14/99...................        11,071      11,052,330
FMC Discount Note 4.71%, 5/17/99.....................         5,950       5,937,545
FMC Discount Note 4.69%, 5/20/99.....................         6,472       6,455,980
                                                                      -------------
                                                                         74,892,737
                                                                      -------------
- -----------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $197,824,340)                                          197,824,340
- -----------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $2,253,046,296)                                         2,867,070,733(a)
Cash and receivables, less liabilities--(0.3%)                              (9,288,700)
                                                                      ----------------
NET ASSETS--100.0%                                                    $  2,857,782,033
                                                                      ----------------
                                                                      ----------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $650,094,348 and gross depreciation of $37,380,640 for federal income tax purposes. At April 30, 1999, the aggregate cost of securities for federal income tax purposes was $2,254,357,025.
(b)  Non-income producing.

20
                       See Notes to Financial Statements

PHOENIX-GOODWIN GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $2,253,046,296)                            $2,867,070,733
Cash                                                               4,410,044
Receivables
  Dividends and interest                                           1,667,663
  Fund shares sold                                                   864,291
Prepaid expenses                                                      62,236
                                                              --------------
    Total assets                                               2,874,074,967
                                                              --------------

LIABILITIES
Payables
  Investment securities purchased                                  6,769,681
  Fund shares repurchased                                          6,089,984
  Investment advisory fee                                          1,578,645
  Transfer agent fee                                                 681,143
  Distribution fee                                                   664,583
  Financial agent fee                                                 48,657
  Trustees' fees                                                       3,847
Accrued expenses                                                     456,394
                                                              --------------
    Total liabilities                                             16,292,934
                                                              --------------
NET ASSETS                                                    $2,857,782,033
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $1,896,217,135
Undistributed net investment loss                                 (3,186,476)
Accumulated net realized gain                                    350,726,937
Net unrealized appreciation                                      614,024,437
                                                              --------------
NET ASSETS                                                    $2,857,782,033
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,762,808,183)            100,184,722
Net asset value per share                                             $27.58
Offering price per share $27.58/(1-4.75%)                             $28.96
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $94,973,850)                 3,542,005
Net asset value and offering price per share                          $26.81

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $ 10,522,884
Interest                                                         1,561,531
Security lending                                                    87,726
                                                              ------------
    Total investment income                                     12,172,141
                                                              ------------

EXPENSES
Investment advisory fee                                          9,172,949
Distribution fee, Class A                                        3,401,552
Distribution fee, Class B                                          442,315
Financial agent fee                                                308,862
Transfer agent                                                   1,655,614
Printing                                                           206,382
Custodian                                                           76,521
Registration                                                        38,284
Professional                                                        35,593
Trustees                                                             8,297
Miscellaneous                                                       13,881
                                                              ------------
    Total expenses                                              15,360,250
    Custodian fees paid indirectly                                  (1,633)
                                                              ------------
    Net expenses                                                15,358,617
                                                              ------------
NET INVESTMENT LOSS                                             (3,186,476)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                353,178,218
Net change in unrealized appreciation (depreciation) on
  investments                                                  166,963,458
                                                              ------------
NET GAIN ON INVESTMENTS                                        520,141,676
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $516,955,200
                                                              ------------
                                                              ------------

                       See Notes to Financial Statements                      21

PHOENIX-GOODWIN GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                            Six Months
                                               Ended
                                              4/30/99         Year Ended
                                            (Unaudited)        10/31/98
                                          ---------------   ---------------
FROM OPERATIONS
  Net investment income (loss)            $    (3,186,476)  $    (6,323,768)
  Net realized gain (loss)                    353,178,218       240,243,310
  Net change in unrealized appreciation
    (depreciation)                            166,963,458        75,013,694
                                          ---------------   ---------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                516,955,200       308,933,236
                                          ---------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                (230,029,485)     (489,479,916)
  Net realized gains, Class B                  (7,477,186)      (13,875,674)
                                          ---------------   ---------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (237,506,671)     (503,355,590)
                                          ---------------   ---------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (4,794,252 and 15,305,754 shares,
    respectively)                             129,570,845       379,717,014
  Net asset value of shares issued from
    reinvestment of distributions
    (8,345,619 and 20,640,114 shares,
    respectively)                             213,732,510       454,706,097
  Cost of shares repurchased (10,513,207
    and 28,881,261 shares, respectively)     (286,106,484)     (730,281,016)
                                          ---------------   ---------------
Total                                          57,196,871       104,142,095
                                          ---------------   ---------------
CLASS B
  Proceeds from sales of shares (471,811
    and 825,152 shares, respectively)          12,529,745        20,213,833
  Net asset value of shares issued from
    reinvestment of distributions
    (276,169 and 585,412 shares,
    respectively)                               6,893,198        12,698,430
  Cost of shares repurchased (322,597
    and 766,812 shares, respectively)          (8,563,275)      (18,666,026)
                                          ---------------   ---------------
Total                                          10,859,668        14,246,237
                                          ---------------   ---------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                               68,056,539       118,388,332
                                          ---------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS       347,505,068       (76,034,022)
NET ASSETS
  Beginning of period                       2,510,276,965     2,586,310,987
                                          ---------------   ---------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($3,186,476) AND $0, RESPECTIVELY]    $ 2,857,782,033   $ 2,510,276,965
                                          ---------------   ---------------
                                          ---------------   ---------------

22                     See Notes to Financial Statements

PHOENIX-GOODWIN GROWTH FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                     -------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                                    YEAR ENDED OCTOBER 31
                                       4/30/99          ------------------------------------------------------------------------
                                     (UNAUDITED)              1998           1997           1996           1995             1994
Net asset value, beginning of
  period                             $     24.95        $    27.83     $    26.87     $    24.92     $    21.24     $      21.53
INCOME FROM INVESTMENT
  OPERATIONS(5)
  Net investment income (loss)             (0.03)(4)         (0.06)(4)       0.14(4)        0.20(4)        0.26             0.26
  Net realized and unrealized gain
    (loss)                                  5.05              2.73           5.62           3.63           4.53             0.17
                                     ------------            -----          -----          -----          -----            -----
      TOTAL FROM INVESTMENT
        OPERATIONS                          5.02              2.67           5.76           3.83           4.79             0.43
                                     ------------            -----          -----          -----          -----            -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                    --                --          (0.21)         (0.25)         (0.30)           (0.24)
  Dividends from net realized
    gains                                  (2.39)            (5.55)         (4.59)         (1.63)         (0.81)           (0.48)
                                     ------------            -----          -----          -----          -----            -----
      TOTAL DISTRIBUTIONS                  (2.39)            (5.55)         (4.80)         (1.88)         (1.11)           (0.72)
                                     ------------            -----          -----          -----          -----            -----
Change in net asset value                   2.63             (2.88)          0.96           1.95           3.68            (0.29)
                                     ------------            -----          -----          -----          -----            -----
NET ASSET VALUE, END OF PERIOD       $     27.58        $    24.95     $    27.83     $    26.87     $    24.92     $      21.24
                                     ------------            -----          -----          -----          -----            -----
                                     ------------            -----          -----          -----          -----            -----
Total return(1)                            20.86%(3)         12.26%         24.81%         16.34%         23.91%            2.06%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                       $2,762,808        $2,434,217     $2,518,289     $2,347,471     $2,300,251       $2,140,458

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.07%(2)(6)       1.08%          1.10%          1.17%          1.20%            1.19%
  Net investment income (loss)             (0.20)%(2)        (0.22)%         0.53%          0.80%          0.92%            1.22%
Portfolio turnover                            60%(3)           110%           196%           116%           109%             118%

                                                                             CLASS B
                                     ----------------------------------------------------------------------------------------
                                     SIX MONTHS                                                                      FROM
                                       ENDED                           YEAR ENDED OCTOBER 31                      INCEPTION
                                      4/30/99         -------------------------------------------------------     7/15/94 TO
                                     (UNAUDITED)            1998           1997           1996           1995      10/31/94
Net asset value, beginning of
  period                             $   24.40        $    27.51     $    26.63     $    24.74     $    21.19    $      20.48
INCOME FROM INVESTMENT
  OPERATIONS(5)
  Net investment income (loss)           (0.13)(4)         (0.24)(4)      (0.06)(4)         --(4)          --(4)         0.01
  Net realized and unrealized gain
    (loss)                                4.93              2.68           5.57           3.61           4.60            0.70
                                     ----------            -----          -----          -----          -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                        4.80              2.44           5.51           3.61           4.60            0.71
                                     ----------            -----          -----          -----          -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  --                --          (0.04)         (0.09)         (0.24)             --
  Dividends from net realized
    gains                                (2.39)            (5.55)         (4.59)         (1.63)         (0.81)             --
                                     ----------            -----          -----          -----          -----           -----
      TOTAL DISTRIBUTIONS                (2.39)            (5.55)         (4.63)         (1.72)         (1.05)             --
                                     ----------            -----          -----          -----          -----           -----
Change in net asset value                 2.41             (3.11)          0.88           1.89           3.55            0.71
                                     ----------            -----          -----          -----          -----           -----
NET ASSET VALUE, END OF PERIOD       $   26.81        $    24.40     $    27.51     $    26.63     $    24.74    $      21.19
                                     ----------            -----          -----          -----          -----           -----
                                     ----------            -----          -----          -----          -----           -----
Total return(1)                          20.40%(3)         11.41%         23.89%         15.48%         23.02%           3.47%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                        $94,974           $76,060        $68,022        $45,326        $20,111          $2,966

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.82%(2)(6)       1.83%          1.85%          1.93%          1.97%           1.87%(2)
  Net investment income (loss)           (0.95)%(2)        (0.97)%        (0.25)%         0.01%          0.01%           0.32%(2)
Portfolio turnover                          60%(3)           110%           196%           116%           109%            118%(3)

(1)  Maximum sales load is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.
(6) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets exclude the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

                         INVESTMENTS AT APRIL 30, 1999
                                  (UNAUDITED)

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------
CORPORATE BONDS--65.1%

AUTO PARTS & EQUIPMENT--0.8%
Cambridge Industries, Inc. Series B
10.25%, 7/15/07.........................       B        $    5,000   $  4,350,000
BROADCASTING (TELEVISION, RADIO & CABLE)--7.5%
Adelphia Communications Corp. 144A
8.375%, 2/1/08(b).......................       B             4,150      4,274,500

CBS Radio, Inc. 11.375%, 1/15/09........      Ba             5,002      5,852,097
CSC Holdings, Inc. 7.625%, 7/15/18......      Ba             4,000      4,025,000
Century Communications Corp. Series B
0%, 1/15/08.............................      Ba             9,000      4,320,000
Fox/Liberty Networks LLC 8.875%,
8/15/07.................................       B             5,000      5,475,000

Poland Communications, Inc. Series B
9.875%, 11/1/03.........................       B            12,200     11,544,250

United International Holdings, Inc.
Series B 0%, 2/15/08(d).................       B             8,000      5,380,000
                                                                     ------------
                                                                       40,870,847
                                                                     ------------

BUILDING MATERIALS--1.3%
K.Hovnanian Enterprises, Inc. 9.125%,
5/1/09..................................      Ba             4,000      4,020,000

Nortek, Inc. Series B 9.125%, 9/1/07....       B             3,000      3,142,500
                                                                     ------------
                                                                        7,162,500
                                                                     ------------
COMMUNICATIONS EQUIPMENT--5.2%
Metromedia Fiber Network, Inc. 144A 10%,
11/15/08(b).............................       B             3,880      4,209,800

Park N View, Inc. Series B 13%,
5/15/08.................................       B             4,000      1,820,000
Rhythms NetConnections, Inc. 144A
12.75%, 4/15/09(b)......................      NR             1,500      1,500,000

Splitrock Services, Inc. Series B
11.75%, 7/15/08.........................      NR             9,000      9,157,500

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------
COMMUNICATIONS EQUIPMENT--CONTINUED

Stellex Industries, Inc. Series B 9.50%,
11/1/07.................................      Caa       $    8,500   $  7,756,250

TeleCorp PCS, Inc. 144A 0%,
4/15/09(b)(d)...........................       B             7,000      3,955,000
                                                                     ------------
                                                                       28,398,550
                                                                     ------------

COMPUTERS (SOFTWARE & SERVICES)--5.6%
Anacomp, Inc. Series B 10.875%, 4/1/04..       B             5,200      5,473,000
Anacomp, Inc. Series D 10.875%, 4/1/04..       B             7,000      7,367,500
ICG Holdings, Inc. 0%, 9/15/05(d).......      NR             9,200      8,395,000
PSINet, Inc. 11.50%, 11/1/08............       B             1,400      1,561,000
PSINet, Inc. Series B 10%, 2/15/05......       B             1,000      1,050,000
WAM!NET, Inc. Series B 0%, 3/1/05(d)....    CCC+(c)         11,000      6,710,000
                                                                     ------------
                                                                       30,556,500
                                                                     ------------

CONTAINERS & PACKAGING (PAPER)--0.6%
Packaging Corporation of America 144A
9.625%, 4/1/09(b).......................       B             3,000      3,127,500

CONTAINERS (METAL & GLASS)--1.3%
Portola Packaging, Inc. 10.75%,
10/1/05.................................       B             7,000      7,297,500

ELECTRIC COMPANIES--1.0%
CalEnergy Co., Inc. 7.52%, 9/15/08......      Baa            5,000      5,275,000

ENTERTAINMENT--1.1%
SFX Entertainment, Inc. Series B 9.125%,
2/1/08..................................       B             2,500      2,593,750

SFX Entertainment, Inc. 144A 9.125%,
12/1/08(b)..............................       B             3,500      3,631,250
                                                                     ------------
                                                                        6,225,000
                                                                     ------------

FOODS--1.3%
Shoppers Food Warehouse 9.75%,
6/15/04.................................       B             6,500      7,109,375

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--2.1%
Hollywood Casino Corp. 12.75%,
11/1/03.................................       B             3,349      3,683,900

24                     See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--CONTINUED
Isle of Capri Casinos, Inc. 144A 8.75%,
4/15/09(b)..............................       B        $    3,250   $  3,241,875
Majestic Star Casino LLC 12.75%,
5/15/03.................................       B             4,000      4,495,000
                                                                     ------------
                                                                       11,420,775
                                                                     ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.6%
Global Health Sciences, Inc. 11%,
5/1/08..................................      Caa            6,900      4,416,000

Schein Pharmaceutical, Inc. 8.001%,
12/15/04(d).............................       B             4,800      4,488,000
                                                                     ------------
                                                                        8,904,000
                                                                     ------------

HOMEBUILDING--0.5%
Beazer Homes USA, Inc. 9%, 3/1/04.......      Ba             3,000      3,007,500
INSURANCE (MULTI-LINE)--0.7%
Willis Corroon Corp. 144A 9%,
2/1/09(b)...............................      Ba             4,000      4,070,000

LEISURE TIME (PRODUCTS)--1.2%
Bally Total Fitness Holding Corp. 144A
9.875%, 10/15/07(b).....................       B             3,400      3,489,250
Bally Total Fitness Holding Corp. Series
B 9.875%, 10/15/07......................       B             3,300      3,386,625
                                                                     ------------
                                                                        6,875,875
                                                                     ------------

MANUFACTURING (DIVERSIFIED)--0.7%
Polymer Group, Inc. Series B 8.75%,
3/1/08..................................       B             4,000      4,070,000

METALS MINING--0.1%
NSM Steel Ltd. Sr. 144A 12%, 2/1/06(b)..      Caa              975        197,438
NSM Steel Ltd. Sub. 144A 12.25%,
2/1/08(b)(e)(f).........................      Ca             7,500        375,000
                                                                     ------------
                                                                          572,438
                                                                     ------------

OIL & GAS (EXPLORATION & PRODUCTION)--3.2%
Bellwether Exploration Co. 10.875%,
4/1/07..................................       B             8,000      7,200,000
Benton Oil & Gas Co. 11.625%, 5/1/03....       B             9,800      6,566,000
Benton Oil & Gas Co. 9.375%, 11/1/07....       B             2,750      1,842,500

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------
OIL & GAS (EXPLORATION & PRODUCTION)--CONTINUED
Lomak Petroleum, Inc. 8.75%, 1/15/07....       B        $    2,000   $  1,680,000
                                                                     ------------
                                                                       17,288,500
                                                                     ------------

OIL (DOMESTIC INTEGRATED)--1.0%
RBF Finance Co. 144A 11.375%,
3/15/09(b)..............................      Ba             5,000      5,275,000

PAPER & FOREST PRODUCTS--1.4%
Buckeye Technologies, Inc. 8%,
10/15/10................................      Ba             7,365      7,475,475

PERSONAL CARE--1.4%
Revlon Consumer Products Corp. 9%,
11/1/06.................................       B             3,000      3,067,500

Revlon Consumer Products Corp. 8.625%,
2/1/08..................................       B             4,650      4,475,625
                                                                     ------------
                                                                        7,543,125
                                                                     ------------

PUBLISHING--1.6%
American Lawyer Media, Inc. Series B
9.75%, 12/15/07.........................       B             3,250      3,388,125

Charter Communications Holdings LLC 144A
8.625%, 4/1/09(b).......................       B             5,000      5,137,500
                                                                     ------------
                                                                        8,525,625
                                                                     ------------

RETAIL (HOME SHOPPING)--0.5%
U.S. Office Products Co. 9.75%,
6/15/08.................................      Caa            3,800      2,641,000

RETAIL (SPECIALTY)--0.9%
Musicland Group, Inc. 9%, 6/15/03.......       B             3,900      3,939,000
Musicland Group, Inc. Series B 9.875%,
3/15/08.................................       B             1,000      1,017,500
                                                                     ------------
                                                                        4,956,500
                                                                     ------------

SERVICES (ADVERTISING/MARKETING)--1.3%
Outdoor Communications, Inc. 9.25%,
8/15/07.................................       B             6,500      6,938,750

SERVICES (COMMERCIAL & CONSUMER)--2.8%
Fisher Scientific International, Inc.
9%, 2/1/08..............................       B             4,000      4,055,000

United Rentals, Inc. Series B 9.50%,
6/1/08..................................       B             9,125      9,353,125

                       See Notes to Financial Statements                      25

PHOENIX-GOODWIN HIGH YIELD FUND

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
United Rentals Inc. 144A 9.25%,
1/15/09(b)..............................       B        $    2,000   $  2,035,000
                                                                     ------------
                                                                       15,443,125
                                                                     ------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.0%
Nextel Commmunications, Inc. 0%,
10/31/07(d).............................       B             7,500      5,775,000

TELECOMMUNICATIONS (LONG DISTANCE)--10.6%
EchoStar DBS Corp. 144A 9.375%,
2/1/09(b)...............................       B             5,000      5,225,000

Global Crossing Holdings Ltd. 9.625%,
5/15/08.................................       B             5,730      6,417,600

IXC Communications, Inc. 9%, 4/15/08....    CCC+(c)          3,000      3,045,000
Interamericas Communications Corp. 14%,
10/27/07................................      NR            12,000      8,220,000

KMC Telecom Holdings, Inc. 0%,
2/15/08(d)..............................      NR             8,000      4,660,000

NTL, Inc. Series A 0%, 4/15/05(d).......       B            12,000     11,535,000
NTL, Inc. Series B, 0%, 2/1/06(d).......       B             1,709      1,506,056
NTL, Inc. Series B 10%, 2/15/07.........       B             8,000      8,660,000
RCN Corp. 0%, 10/15/07(d)...............       B             7,750      5,405,625
RCN Corp. Series B 0%, 2/15/08(d).......       B             5,525      3,625,781
                                                                     ------------
                                                                       58,300,062
                                                                     ------------

TELEPHONE--1.5%
Pathnet, Inc. 12.25%, 4/15/08...........      NR             5,825      3,203,750
Teligent, Inc. 11.50%, 12/1/07..........      Caa            5,000      5,000,000
                                                                     ------------
                                                                        8,203,750
                                                                     ------------
TEXTILES (APPAREL)--1.1%
Collins & Aikman Corp. 11.50%,
4/15/06.................................       B             5,440      5,834,400

TRUCKERS--3.3%
American Commercial Lines LLC Series B
10.25%, 6/30/08.........................       B             6,600      6,814,500
Hvide Marine, Inc. 8.375%, 2/15/08......      Caa            5,500      3,355,000

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------
TRUCKERS--CONTINUED
Sea Containers Ltd. 7.875%, 2/15/08.....      Ba        $    8,000   $  7,880,000
                                                                     ------------
                                                                       18,049,500
                                                                     ------------
WASTE MANAGEMENT--0.9%
Allied Waste North America, Inc. Series
B 7.625%, 1/1/06........................      Ba             5,000      4,900,000
- ---------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $376,707,109)                                        356,443,172
- ---------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--2.4%

First Chicago/Lennar Trust 97-CHL1, E
144A 8.053%, 2/28/11(b)(d)..............     B(c)           10,000      7,100,000

Salomon Brothers Mortgage Securities VII
95-C, 1 144A 6.795%, 9/30/08(b)(d)......       B             6,850      6,043,286
- ---------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,058,911)                                          13,143,286
- ---------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--2.0%
DOMINICAN REPUBLIC--0.3%
Dominican Republic 6.063%, 8/30/24(d)...     B+(c)           2,500      1,650,000
PANAMA--1.7%
Republic of Panama 8.875%, 9/30/27......      Ba            10,000      9,492,500
- ---------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $11,509,390)                                          11,142,500
- ---------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS--22.3%
ARGENTINA--1.4%
Disco SA 9.875%, 5/15/08................      Ba             6,230      5,591,425
Imasac SA 144A 11%, 5/2/05(b)...........       B             3,230      2,277,150
                                                                     ------------
                                                                        7,868,575
                                                                     ------------
BAHAMAS--1.7%
Sun International Hotels Ltd. 9%,
3/15/07.................................      Ba             6,000      6,285,000

Sun International Hotels Ltd. 8.625%,
12/15/07................................      Ba             3,000      3,120,000
                                                                     ------------
                                                                        9,405,000
                                                                     ------------

26                     See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------
BRAZIL--2.3%
Globo Communicacoes e Participacoes SA
RegS 10.50%, 12/20/06...................       B        $    5,000   $  4,050,000

Globo Communicacoes e Participacoes SA
144A 10.625%, 12/5/08(b)................       B             3,500      2,800,000

Localiza Rent a Car 10.25%, 10/1/05.....       B             8,000      6,000,000
                                                                     ------------
                                                                       12,850,000
                                                                     ------------
CANADA--5.7%
Clearnet Communications, Inc. 0%,
12/15/05(d).............................       B             5,000      4,712,500

Clearnet Communications, Inc. 0%,
5/1/09(d)...............................       B             5,500      3,423,750

Cott Corp. 8.50%, 5/1/07................       B             2,000      1,905,000
Hurricane Hydrocarbons Ltd. 144A 11.75%,
11/1/04(b)..............................      Caa            8,000      2,400,000

Imax Corp. 7.875%, 12/1/05..............      Ba             4,000      3,990,000
MetroNet Communications Corp. 12%,
8/15/07.................................       B             4,000      4,750,000
MetroNet Communications Corp. 0%,
6/15/08(d)..............................       B             4,700      3,677,750

Rogers Cantel, Inc. 9.375%, 6/1/08......      Ba             5,500      6,077,500
                                                                     ------------
                                                                       30,936,500
                                                                     ------------

CHINA--0.2%
Greater Beijing First Expressways Ltd.
9.50%, 6/15/07..........................      Ba             1,650        940,500

CYPRUS--1.2%
American Reefer Co. Ltd. 10.25%,
3/1/08..................................       B            10,000      6,300,000
GREECE--2.1%
Eletson Holdings, Inc. 9.25%, 11/15/03..      Ba             2,500      2,412,500
Fage Dairy Industries SA 9%, 2/1/07.....       B            10,000      9,000,000
                                                                     ------------
                                                                       11,412,500
                                                                     ------------

INDONESIA--0.7%
APP Finance II Mauritius Ltd. 12%,
12/29/49(d).............................      Caa            7,900      3,979,625

                                                           PAR
                                            MOODY'S       VALUE
                                            RATING        (000)         VALUE
                                          -----------   ----------   ------------

MEXICO--2.5%
Altos Hornos de Mexico Series B 11.875%,
4/30/04(e)(f)...........................      Caa       $    5,000   $  2,100,000

Copamex Industrias SA Series B 11.375%,
4/30/04.................................      NR             3,000      2,805,000

Innova S de R.L. 12.875%, 4/1/07........       B             5,000      4,400,000
Nacional Financiera SNC EMTN 144A 9.75%,
3/12/02(b)..............................      Ba             4,500      4,574,250
                                                                     ------------
                                                                       13,879,250
                                                                     ------------

NETHERLANDS--1.3%
Netia Holdings BV Series B 0%,
11/1/07(d)..............................       B             9,750      6,922,500

POLAND--0.8%
Poland Telecom Finance Series B 14%,
12/1/07.................................      NR             5,000      4,500,000

UNITED KINGDOM--2.4%
Esprit Telecom Group PLC 11.50%,
12/15/07................................      Caa           10,000     10,975,000

RSL Communications PLC 0%, 3/1/08(d)....       B             3,000      1,965,000
                                                                     ------------
                                                                       12,940,000
                                                                     ------------
- ---------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $139,772,044)                                        121,934,450
- ---------------------------------------------------------------------------------

FOREIGN CONVERTIBLE BONDS--0.9%

RUSSIA--0.9%
Lukinter Finance Cv. RegS 3.50%,
5/6/02..................................    CCC-(c)          1,000        675,000

Lukinter Finance Cv. 144A 1%,
11/3/03(b)..............................    CCC-(c)          9,500      4,132,500
- ---------------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $10,439,576)                                           4,807,500
- ---------------------------------------------------------------------------------

                       See Notes to Financial Statements                      27

PHOENIX-GOODWIN HIGH YIELD FUND

                                                          SHARES        VALUE
                                                        ----------   ------------

PREFERRED STOCKS--2.0%

PAPER & FOREST PRODUCTS--0.7%
SD Warren Co. Pfd. Series B PIK 14%..................      115,000   $  3,752,808

TELECOMMUNICATIONS (LONG DISTANCE)--1.3%
Global Crossing Holdings Ltd. PIK 10.50%.............       62,500      7,250,000
- ---------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $8,659,400)                                           11,002,808
- ---------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.2%

BROADCASTING (TELEVISION, RADIO & CABLE)--0.2%
Granite Broadcasting Corp. Cv. Pfd. $1.938...........       30,000      1,185,000
- ---------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $2,025,000)                                            1,185,000
- ---------------------------------------------------------------------------------

COMMON STOCKS--0.0%

SPECIALTY PRINTING--0.0%
Sullivan Holdings, Inc. Class C(e)...................           76              0
- ---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $357,881)                                                      0
- ---------------------------------------------------------------------------------

WARRANTS--0.5%

FirstCom Corp. Warrants(e)...........................      420,000      1,050,000
KMC Telecom Holdings, Inc. 144A Warrants(b)(e).......        8,000          8,000
Loral Space & Communications, Inc. Warrants(e).......        8,000         40,000
Metronet Communications 144A Warrants
(Canada)(b)(e).......................................        4,000        381,548

                                                          SHARES        VALUE
                                                        ----------   ------------
NSM Steel, Inc. 144A Warrants(b)(e)..................    4,748,195   $     47,482
Park N View Warrants(e)..............................        4,000          8,000
Pathnet, Inc. 144A Warrants(b)(e)....................        6,000         60,000
Splitrock Services, Inc. Warrants(e).................        6,000        510,000
WAM!NET, Inc. Warrants(e)............................       33,000        750,750
- ---------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $148,190)                                              2,855,780
- ---------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.4%
(IDENTIFIED COST $562,677,501)                                        522,514,496
- ---------------------------------------------------------------------------------

                                           STANDARD        PAR
                                           & POOR'S       VALUE
                                            RATING        (000)
                                          -----------   ----------

SHORT-TERM OBLIGATIONS--0.7%

COMMERCIAL PAPER--0.7%
Ford Motor Credit Co. 4.84%, 5/4/99.....      A-1       $      480        479,806
Albertson's, Inc. 4.84%, 5/11/99........      A-1            1,005      1,003,649
AlliedSignal, Inc. 4.80%, 6/30/99.......      A-1            2,100      2,083,794
- ---------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,566,655)                                            3,567,249
- ---------------------------------------------------------------------------------

TOTAL INVESTMENTS--96.1%
(IDENTIFIED COST $566,244,156)                                          526,081,745(a)
Cash and receivables, less liabilities--3.9%                             21,252,913
                                                                     --------------
NET ASSETS--100.0%                                                   $  547,334,658
                                                                     --------------
                                                                     --------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $23,282,687 and gross depreciation of $63,540,597 for federal income tax purposes. At April 30, 1999, the aggregate cost of securities for federal income taax purposes was $566,339,655.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, these securities amounted to a value of $79,568,329 or 14.5% of net assets.
(c)  As rated by Standard & Poor's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate reflects the rate currently in effect.
(e)  Non-income producing.
(f)  Security in default.

28
                       See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $566,244,156)                              $  526,081,745
Cash                                                                   2,912
Receivables
  Interest and dividends                                          14,802,672
  Fund shares sold                                                11,646,828
  Investment securities sold                                       3,781,763
Prepaid expenses                                                      13,094
                                                              --------------
    Total assets                                                 556,329,014
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  5,439,671
  Fund shares repurchased                                          2,780,144
  Investment advisory fee                                            292,833
  Transfer agent fee                                                 164,860
  Distribution fee                                                   156,304
  Financial agent fee                                                 21,228
  Trustees' fee                                                        3,846
Accrued expenses                                                     135,470
                                                              --------------
    Total liabilities                                              8,994,356
                                                              --------------
NET ASSETS                                                    $  547,334,658
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  671,120,538
Undistributed net investment loss                                    (70,925)
Accumulated net realized loss                                    (83,552,544)
Net unrealized depreciation                                      (40,162,411)
                                                              --------------
NET ASSETS                                                    $  547,334,658
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $476,173,306)               59,514,791
Net asset value per share                                              $8.00
Offering price per share $8.00/(1-4.75%)                               $8.40
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $68,242,888)                 8,576,333
Net asset value and offering price per share                           $7.96
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,918,464)                    365,851
Net asset value and offering price per share                           $7.98

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   28,250,947
Dividends                                                            372,127
                                                              --------------
    Total investment income                                       28,623,074
                                                              --------------
EXPENSES
Investment advisory fee                                            1,739,631
Distribution fee, Class A                                            585,473
Distribution fee, Class B                                            323,614
Distribution fee, Class C                                             10,849
Financial agent fee                                                  160,293
Transfer agent                                                       400,369
Printing                                                              57,090
Professional                                                          17,525
Custodian                                                             14,021
Trustees                                                               8,601
Miscellaneous                                                          6,678
                                                              --------------
    Total expenses                                                 3,324,144
    Custodian fees paid indirectly                                   (12,186)
                                                              --------------
    Net expenses                                                   3,311,958
                                                              --------------
NET INVESTMENT INCOME                                             25,311,116
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (19,100,772)
Net change in unrealized appreciation (depreciation) on
  investments                                                     52,022,182
                                                              --------------
NET GAIN ON INVESTMENTS                                           32,921,410
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $   58,232,526
                                                              --------------
                                                              --------------

                       See Notes to Financial Statements                      29

PHOENIX-GOODWIN HIGH YIELD FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                             4/30/99       Year Ended
                                           (Unaudited)      10/31/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $  25,311,116   $  54,925,644
  Net realized gain (loss)                  (19,100,772)     (2,965,994)
  Net change in unrealized appreciation
    (depreciation)                           52,022,182     (98,402,826)
                                          -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                58,232,526     (46,443,176)
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A            (24,586,078)    (48,737,532)
  Net investment income, Class B             (3,232,246)     (5,729,283)
  Net investment income, Class C               (109,576)        (77,895)
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (27,927,900)    (54,544,710)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (14,525,490 and 14,608,985 shares,
    respectively)                           113,090,361     131,624,797
  Net asset value of shares issued from
    reinvestment of distributions
    (1,786,835 and 2,974,231 shares,
    respectively)                            13,983,577      26,360,963
  Cost of shares repurchased (13,411,028
    and 19,613,171 shares, respectively)   (105,148,588)   (175,549,018)
                                          -------------   -------------
Total                                        21,925,350     (17,563,258)
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares
    (1,757,585 and 4,637,394 shares,
    respectively)                            13,701,768      41,776,158
  Net asset value of shares issued from
    reinvestment of distributions
    (153,765 and 251,098 shares,
    respectively)                             1,197,574       2,210,523
  Cost of shares repurchased (1,447,945
    and 2,529,603 shares, respectively)     (11,286,907)    (22,197,043)
                                          -------------   -------------
Total                                         3,612,435      21,789,638
                                          -------------   -------------
CLASS C
  Proceeds from sales of shares (193,438
    and 276,001 shares, respectively)         1,516,644       2,487,472
  Net asset value of shares issued from
    reinvestment of distributions
    (5,168 and 3,918 shares,
    respectively)                                40,392          33,626
  Cost of shares repurchased (54,092 and
    58,582 shares, respectively)               (419,030)       (495,138)
                                          -------------   -------------
Total                                         1,138,006       2,025,960
                                          -------------   -------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                             26,675,791       6,252,340
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS      56,980,417     (94,735,546)
NET ASSETS
  Beginning of period                       490,354,241     585,089,787
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($70,925) AND $2,545,859,
    RESPECTIVELY]                         $ 547,334,658   $ 490,354,241
                                          -------------   -------------
                                          -------------   -------------

30                     See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                       -------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                                 YEAR ENDED OCTOBER 31
                                        4/30/99         --------------------------------------------------------------------
                                       (UNAUDITED)            1998          1997          1996          1995            1994
Net asset value, beginning of period   $    7.55        $     9.09    $     8.63    $     8.17    $     8.11    $       9.11
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.37              0.83          0.80          0.78          0.80            0.76
  Net realized and unrealized gain
    (loss)                                  0.49             (1.56)         0.46          0.46          0.04           (0.97)
                                       ----------            -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                          0.86             (0.73)         1.26          1.24          0.84           (0.21)
                                       ----------            -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.41)            (0.81)        (0.80)        (0.78)        (0.78)          (0.76)
  Tax return of capital                       --                --            --            --            --           (0.03)
                                       ----------            -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                  (0.41)            (0.81)        (0.80)        (0.78)        (0.78)          (0.79)
                                       ----------            -----         -----         -----         -----           -----
Change in net asset value                   0.45             (1.54)         0.46          0.46          0.06           (1.00)
                                       ----------            -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD         $    8.00        $     7.55    $     9.09    $     8.63    $     8.17    $       8.11
                                       ----------            -----         -----         -----         -----           -----
                                       ----------            -----         -----         -----         -----           -----
Total return(1)                            11.60%(3)         (8.97)%       15.03%        15.95%        11.19%          (2.57)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                         $476,173          $427,659      $532,906      $501,265      $507,855        $531,773

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.14%(2)(4)       1.12%         1.11%         1.17%         1.21%           1.19%
  Net investment income                     9.55%(2)          9.13%         8.76%         9.21%        10.01%           9.01%
Portfolio turnover                            44%(3)           103%          167%          162%          147%            222%

(1)  Maximum sales load is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS B
                                     -------------------------------------------------------------------------------------
                                     SIX MONTHS                                                                   FROM
                                       ENDED                         YEAR ENDED OCTOBER 31                     INCEPTION
                                      4/30/99         ----------------------------------------------------     2/16/94 TO
                                     (UNAUDITED)            1998          1997          1996          1995      10/31/94
Net asset value, beginning of
  period                                 $7.52        $     9.07    $     8.63    $     8.19    $     8.13          $9.38
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)            0.34              0.76          0.73          0.71          0.72           0.54
  Net realized and unrealized gain
    (loss)                                0.49             (1.55)         0.46          0.45          0.07          (1.25)
                                     ----------            -----         -----         -----         -----    ------------
      TOTAL FROM INVESTMENT
        OPERATIONS                        0.83             (0.79)         1.19          1.16          0.79          (0.71)
                                     ----------            -----         -----         -----         -----    ------------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                               (0.39)            (0.76)        (0.75)        (0.72)        (0.73)         (0.52)
  Tax return of capital                     --                --            --            --            --          (0.02)
                                     ----------            -----         -----         -----         -----    ------------
      TOTAL DISTRIBUTIONS                (0.39)            (0.76)        (0.75)        (0.72)        (0.73)         (0.54)
                                     ----------            -----         -----         -----         -----    ------------
Change in net asset value                 0.44             (1.55)         0.44          0.44          0.06          (1.25)
                                     ----------            -----         -----         -----         -----    ------------
NET ASSET VALUE, END OF PERIOD           $7.96        $     7.52    $     9.07    $     8.63    $     8.19          $8.13
                                     ----------            -----         -----         -----         -----    ------------
                                     ----------            -----         -----         -----         -----    ------------
Total return(1)                          11.21%(3)         (9.61)%       14.18%        14.88%        10.44%         (7.67)%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                        $68,243           $61,026       $52,184       $25,595       $12,331         $6,056
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.89%(2)(4)       1.88%         1.86%         1.92%         1.97%          1.80%(2)
  Net investment income                   8.78%(2)          8.46%         8.00%         8.47%         9.18%          9.12%(2)
Portfolio turnover                          44%(3)           103%          167%          162%          147%           222%(3)

                                               CLASS C
                                     ---------------------------
                                     SIX MONTHS             FROM
                                       ENDED           INCEPTION
                                      4/30/99         2/27/98 TO
                                     (UNAUDITED)        10/31/98
Net asset value, beginning of
  period                             $    7.54        $    9.31
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)            0.35             0.50
  Net realized and unrealized gain
    (loss)                                0.48            (1.76)
                                         -----            -----
      TOTAL FROM INVESTMENT
        OPERATIONS                        0.83            (1.26)
                                         -----            -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                               (0.39)           (0.51)
  Tax return of capital                     --               --
                                         -----            -----
      TOTAL DISTRIBUTIONS                (0.39)           (0.51)
                                         -----            -----
Change in net asset value                 0.44            (1.77)
                                         -----            -----
NET ASSET VALUE, END OF PERIOD       $    7.98        $    7.54
                                         -----            -----
                                         -----            -----
Total return(1)                          11.20%(3)       (14.09)%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                         $2,918           $1,669
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.89%(2)(4)      1.88%(2)
  Net investment income                   8.69%(2)         8.94%(2)
Portfolio turnover                          44%(3)          103%(3)

(1)  Maximum sales load is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

32
                       See Notes to Financial Statements

PHOENIX-GOODWIN MONEY MARKET FUND

                         INVESTMENTS AT APRIL 30, 1999
                                  (UNAUDITED)

  FACE
 VALUE                                                         INTEREST      RESET
 (000)                  DESCRIPTION                             RATE         DATE          VALUE
- --------    ------------------------------------               -------     ---------    ------------
FEDERAL AGENCY SECURITIES--VARIABLE(b)--16.3%
$ 10,500    FFCB (final maturity 7/24/00).......                    5.04%     5/1/99    $ 10,501,460
     403    SBA (final maturity 1/25/21)........                    5.25      5/1/99         402,260
   2,995    SBA (final maturity 3/25/24)........                    5.125     5/1/99       2,993,141
   3,000    SLMA (final maturity 3/7/01)........                    4.717     5/4/99       3,000,000
   1,000    SLMA (final maturity 8/19/99).......                    4.887     5/4/99       1,000,000
   4,000    FNMA (final maturity 9/17/99).......                    4.82     6/17/99       3,999,086
   2,635    SBA (final maturity 10/25/22).......                    5.25      7/1/99       2,631,551
   2,943    SBA (final maturity 2/25/23)........                    5.25      7/1/99       2,943,456
   2,801    SBA (final maturity 2/25/23)........                    5.25      7/1/99       2,801,442
     447    SBA (final maturity 5/25/21)........                    5.25      7/1/99         446,573
   3,510    SBA (final maturity 9/25/23)........                    5.125     7/1/99       3,510,198
- ----------------------------------------------------------------------------------------------------
                                                                                          34,229,167
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE
- ----------------------------------------------------------------------------------------------------

                                                   STANDARD
                                                   & POOR'S                MATURITY
                                                    RATING                   DATE
                                                   --------                ---------
COMMERCIAL PAPER--70.9%
  10,000 Corporate Asset Funding Co., Inc......      A-1+           5.00      5/3/99       9,997,222
   2,500 Enterprise Funding Corp...............      A-1            4.81      5/3/99       2,499,332
   1,835 Pitney Bowes Credit Corp..............      A-1+           4.80      5/3/99       1,834,511
   8,040 Pitney Bowes Credit Corp..............      A-1+           5.05      5/3/99       8,037,744
   3,500 Exxon Imperial Funding U.S., Inc......      A-1+           4.82      5/4/99       3,498,594
   2,500 Merrill Lynch & Co., Inc..............      A-1+           4.87      5/4/99       2,498,985
   2,500 AT&T Corp.............................      A-1            4.82      5/5/99       2,498,661
   1,000 American Home Products Corp...........      A-1            4.84      5/5/99         999,462
   3,000 Greenwich Funding Corp................      A-1+           4.90      5/5/99       2,998,367
   5,000 Merrill Lynch & Co., Inc..............      A-1+           4.82      5/6/99       4,996,653
   2,500 Private Export Funding Corp...........      A-1+           4.68      5/6/99       2,498,375

  FACE                                             STANDARD
 VALUE                                             & POOR'S    INTEREST    MATURITY
 (000)                DESCRIPTION                   RATING      RATE         DATE          VALUE
- -------- --------------------------------------    --------    -------     ---------    ------------

$  1,682 Enterprise Funding Corp...............      A-1            4.82%     5/7/99    $  1,680,649
   3,000 Kimberly-Clark Corp...................      A-1+           4.79      5/7/99       2,997,605
   2,850 Marsh & McLennan Cos., Inc............      A-1+           4.79      5/7/99       2,847,725
   2,500 Donnelley (R.R.) & Sons Co............      A-1            4.84     5/10/99       2,496,975
     500 Dupont (E.I.) de Nemours & Co.........      A-1+           4.80     5/10/99         499,400
   3,500 Kimberly-Clark Corp...................      A-1+           4.83     5/10/99       3,495,774
   1,225 Preferred Receivables Funding Corp....      A-1            4.82     5/10/99       1,223,524
   3,000 Albertson's, Inc......................      A-1            4.84     5/11/99       2,995,967
   2,500 Ameritech Corp........................      A-1+           4.79     5/11/99       2,496,674
   2,500 Ciesco L.P............................      A-1+           4.80     5/11/99       2,496,667
   3,000 General Electric Capital Corp.........      A-1+           4.84     5/12/99       2,995,563
     415 Asset Securitization Corp.............      A-1+           4.85     5/14/99         414,273
   5,000 Receivables Capital Corp..............      A-1+           4.80     5/14/99       4,991,333
   2,980 Beta Finance, Inc.....................      A-1+           5.01     5/17/99       2,973,365
   2,330 Ciesco L.P............................      A-1+           4.80     5/17/99       2,325,029
   2,670 Lexington Parker Capital Co. LLC......      A-1            4.82     5/18/99       2,663,923
   5,000 AT&T Corp.............................      A-1+           4.79     5/19/99       4,988,025
   1,135 Albertson's, Inc......................      A-1            4.80     5/20/99       1,132,125
   2,045 Lexington Parker Capital Co. LLC......      A-1            4.82     5/20/99       2,039,798
   2,825 Lexington Parker Capital Co. LLC......      A-1            4.82     5/21/99       2,817,435
     500 AlliedSignal, Inc.....................      A-1            4.84     5/24/99         498,454
   5,000 Donnelley (R.R.) & Sons Co............      A-1            4.79     5/24/99       4,984,699
   1,916 Greenwich Funding Corp................      A-1+           4.81     5/24/99       1,910,112
     900 Dupont (E.I.) de Nemours & Co.........      A-1+           4.84     5/25/99         897,096

                       See Notes to Financial Statements                      33

PHOENIX-GOODWIN MONEY MARKET FUND

  FACE                                             STANDARD
 VALUE                                             & POOR'S    INTEREST    MATURITY
 (000)                DESCRIPTION                   RATING      RATE         DATE          VALUE
- -------- --------------------------------------    --------    -------     ---------    ------------
$  4,331 Vermont American Corp.................      A-1+           4.80%    5/26/99    $  4,316,563
   3,925 Albertson's, Inc......................      A-1            4.80     5/27/99       3,911,393
   3,000 Private Export Funding Corp...........      A-1+           4.81     5/27/99       2,989,578
   2,000 Shell Oil Co..........................      A-1+           4.80     5/27/99       1,993,067
   3,920 AlliedSignal, Inc.....................      A-1            4.85     5/28/99       3,905,741
     800 Shell Oil Co..........................      A-1+           4.82      6/4/99         796,358
   1,000 Dupont (E.I.) de Nemours & Co.........      A-1+           4.79      6/8/99         994,944
     800 General Electric Capital Corp.........      A-1+           4.82     6/10/99         795,716
     600 General Electric Capital Corp.........      A-1+           4.82     6/11/99         596,706
   1,489 Enterprise Funding Corp...............      A-1            4.82     6/14/99       1,480,228
   3,058 Greenwich Funding Corp................      A-1+           4.82     6/15/99       3,039,576
   1,200 Shell Oil Co..........................      A-1+           4.80     6/25/99       1,191,200
   3,500 AlliedSignal, Inc.....................      A-1            4.80     6/30/99       3,472,000
   2,500 Greenwich Funding Corp................      A-1+           4.84      7/1/99       2,479,497
   4,000 Private Export Funding Corp...........      A-1+           4.80     7/12/99       3,961,600
   1,000 Enterprise Funding Corp...............      A-1            4.84     8/26/99         984,270
   1,625 Lexington Parker Capital Co. LLC......      A-1            4.87      9/3/99       1,597,522
     500 Beta Finance, Inc.....................      A-1+           4.83      9/8/99         491,279
   2,500 Preferred Receivables Funding Corp....      A-1            4.87     9/13/99       2,454,344
   2,500 Preferred Receivables Funding Corp....      A-1            4.85     9/13/99       2,454,531
   1,261 Enterprise Funding Corp...............      A-1            4.87     9/17/99       1,237,289
   2,500 Campbell Soup Co......................      A-1+           4.85     4/13/00       2,382,792
- ----------------------------------------------------------------------------------------------------
                                                                                         148,746,290
TOTAL COMMERCIAL PAPER
- ----------------------------------------------------------------------------------------------------

  FACE                                             STANDARD
 VALUE                                             & POOR'S    INTEREST    MATURITY
 (000)                DESCRIPTION                   RATING      RATE         DATE          VALUE
- -------- --------------------------------------    --------    -------     ---------    ------------

MEDIUM-TERM NOTES(e)--9.8%
$  2,500 Associates Corporation of North
         America...............................      AA-            4.808%   5/20/99    $  2,498,470
   3,500 General Electric Capital Corp.(c).....      AAA            4.899     6/4/99       3,499,689
   3,500 Associates Corporation of North
         America...............................      AA-            5.65     6/15/99       3,499,256
   1,550 AT&T Corp.............................      AA-            6.58      9/3/99       1,554,709
   1,225 Associates Corporation of North
         America...............................      AA-            6.68     9/17/99       1,232,077
     600 Associates Corporation of North
         America...............................      AA-            6.75    10/15/99         604,863
   2,500 Beta Finance, Inc.....................      AAA            5.35      3/9/00       2,500,000
   2,500 Associates Corporation of North
         America...............................      AA-            9.125     4/1/00       2,586,248
   2,500 Dupont (E.I.) de Nemours & Co.........      AA-            5.079     4/3/00       2,498,449
- ----------------------------------------------------------------------------------------------------
                                                                                          20,473,761
TOTAL MEDIUM-TERM NOTES
- ----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--8.6%
   1,000 Deutsche Bank Financial, Inc..........      AA+            5.67     6/18/99       1,000,608
   3,500 Canadian Imperial Funding Corp........      AA-            6.475    1/24/00       3,536,328
   2,500 Deutsche Bank Financial, Inc..........      AA+            4.97      2/2/00       2,497,530
   2,500 Canadian Imperial Funding Corp........      AA-            5.01      2/7/00       2,499,627
   2,500 Deutsche Bank Financial, Inc..........      AA+            5.10     2/17/00       2,499,422
   2,500 Canadian Imperial Funding Corp........      AA-            5.12     2/23/00       2,499,213
   3,500 ABN AMRO Bank(d)......................       AA            4.88     4/20/00       3,497,998
- ----------------------------------------------------------------------------------------------------
                                                                                          18,030,726
TOTAL CERTIFICATES OF DEPOSIT
- ----------------------------------------------------------------------------------------------------

 TOTAL INVESTMENTS--105.6%
 (IDENTIFIED COST $221,479,944)                                                          221,479,944(A)
 ---------------------------------------------------------------------------------------------------
 Cash and receivables, less liabilities--(5.6%)                                          (11,666,263)
                                                                                        ------------
 NET ASSETS--100.0%                                                                     $209,813,681
                                                                                        ------------
                                                                                        ------------

(a) Federal Income Tax Information: At April 30, 1999, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand notes. The interest rates shown reflect the rates currently in effect.
(c) Variable rate medium term note. The interest rate shown reflects the rate currently in effect.
(d) Variable rate certificate of deposit. The interest rate shown reflects the rate currently in effect. The next reset date is 7/20/99.
(e)  The interest rate shown is the coupon rate.

34
                       See Notes to Financial Statements

PHOENIX-GOODWIN MONEY MARKET FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $221,479,944)                              $  221,479,944
Cash                                                                  31,041
Receivables
  Fund shares sold                                                 7,358,462
  Interest                                                           638,925
  Investment securities sold                                          58,319
Prepaid expenses                                                       4,472
                                                              --------------
    Total assets                                                 229,571,163
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                         19,442,573
  Dividend distributions                                              96,837
  Investment advisory fee                                             68,892
  Transfer agent fee                                                  26,534
  Financial agent fee                                                 16,241
  Distribution fee                                                    10,351
  Trustees' fee                                                        3,847
Accrued expenses                                                      92,207
                                                              --------------
    Total liabilities                                             19,757,482
                                                              --------------
NET ASSETS                                                    $  209,813,681
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 209,813,681
                                                              --------------
NET ASSETS                                                    $  209,813,681
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $193,943,751)              193,943,751
Net asset value and offering price per share                           $1.00

CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $15,869,930)                15,869,930
Net asset value and offering price per share                           $1.00

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    5,422,292
                                                              --------------
    Total investment income                                        5,422,292
                                                              --------------
EXPENSES
Investment advisory fee                                              421,620
Distribution fee, Class B                                             69,288
Financial agent fee                                                   96,303
Transfer agent                                                       167,968
Printing                                                              28,153
Registration                                                          23,198
Custodian                                                             18,442
Professional                                                          14,961
Trustees                                                               8,601
Miscellaneous                                                          4,169
                                                              --------------
    Total expenses                                                   852,703
    Custodian fees paid indirectly                                    (2,362)
                                                              --------------
    Net expenses                                                     850,341
                                                              --------------
NET INVESTMENT INCOME                                         $    4,571,951
                                                              --------------
                                                              --------------

                       See Notes to Financial Statements                      35

PHOENIX-GOODWIN MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                      Six Months
                                                         Ended
                                                        4/30/99         Year Ended
                                                      (Unaudited)        10/31/98
                                                    ---------------   ---------------
FROM OPERATIONS
  Net investment income (loss)                      $     4,571,951   $     9,527,556
                                                    ---------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                         (4,238,129)       (8,931,102)
  Net investment income, Class B                           (333,822)         (596,454)
                                                    ---------------   ---------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
   SHAREHOLDERS                                          (4,571,951)       (9,527,556)
                                                    ---------------   ---------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (744,133,014 and
    1,101,598,303 shares, respectively)                 744,133,014     1,101,598,303
  Net asset value of shares issued from
    reinvestment of distributions
    (3,852,064 and 7,964,222 shares, respectively)        3,852,064         7,964,222
  Cost of shares repurchased (749,333,245 and
    1,102,965,310 shares, respectively)                (749,333,245)   (1,102,965,310)
                                                    ---------------   ---------------
Total                                                    (1,348,167)        6,597,215
                                                    ---------------   ---------------
CLASS B
  Proceeds from sales of shares (30,712,228 and
    46,229,441 shares, respectively)                     30,712,228        46,229,441
  Net asset value of shares issued from
    reinvestment of distributions
    (272,859 and 482,065 shares, respectively)              272,859           482,065
  Cost of shares repurchased (35,092,918 and
    41,747,121 shares, respectively)                    (35,092,918)      (41,747,121)
                                                    ---------------   ---------------
Total                                                    (4,107,831)        4,964,385
                                                    ---------------   ---------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                         (5,455,998)       11,561,600
                                                    ---------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS                  (5,455,998)       11,561,600
NET ASSETS
  Beginning of period                                   215,269,679       203,708,079
                                                    ---------------   ---------------
  END OF PERIOD                                     $   209,813,681   $   215,269,679
                                                    ---------------   ---------------
                                                    ---------------   ---------------

36                     See Notes to Financial Statements

PHOENIX-GOODWIN MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                     -------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                 YEAR ENDED OCTOBER 31
                                      4/30/99         --------------------------------------------------------------------
                                     (UNAUDITED)            1998          1997          1996          1995            1994
Net asset value, beginning of
  period                             $    1.00        $     1.00    $     1.00    $     1.00    $     1.00    $       1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)           0.022             0.049         0.048         0.047         0.053           0.032
                                     ----------            -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                       0.022             0.049         0.048         0.047         0.053           0.032
                                     ----------            -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                              (0.022)           (0.049)       (0.048)       (0.047)       (0.053)         (0.032)
                                     ----------            -----         -----         -----         -----           -----
Change in net asset value                   --                --            --            --            --              --
                                     ----------            -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD       $    1.00        $     1.00    $     1.00    $     1.00    $     1.00    $       1.00
                                     ----------            -----         -----         -----         -----           -----
                                     ----------            -----         -----         -----         -----           -----
Total return                              2.20%(2)          5.00%         4.76%         4.67%         5.32%           3.20%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                       $193,944          $195,292      $188,695      $192,859      $193,534        $196,566

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      0.74%(1)(3)       0.73%         0.79%         0.84%         0.71%           0.85%
  Net investment income                   4.41%(1)          4.90%         4.76%         4.68%         5.31%           3.19%

                                                                            CLASS B
                                     -------------------------------------------------------------------------------------
                                     SIX MONTHS                                                                   FROM
                                       ENDED                         YEAR ENDED OCTOBER 31                     INCEPTION
                                      4/30/99         ----------------------------------------------------     7/15/94 TO
                                     (UNAUDITED)            1998          1997          1996          1995      10/31/94
Net asset value, beginning of
  period                             $    1.00        $     1.00    $     1.00    $     1.00    $     1.00    $       1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)           0.018             0.041         0.040         0.039         0.046           0.007
                                     ----------            -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                       0.018             0.041         0.040         0.039         0.046           0.007
                                     ----------            -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                              (0.018)           (0.041)       (0.040)       (0.039)       (0.046)         (0.007)
                                     ----------            -----         -----         -----         -----           -----
Change in net asset value                   --                --            --            --            --              --
                                     ----------            -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD       $    1.00        $     1.00    $     1.00    $     1.00    $     1.00    $       1.00
                                     ----------            -----         -----         -----         -----           -----
                                     ----------            -----         -----         -----         -----           -----
Total return                              1.82%(2)          4.22%         4.02%         3.93%         4.63%           0.70%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                        $15,870           $19,978       $15,013       $10,223        $8,506          $2,086

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.49%(1)(3)       1.48%         1.55%         1.59%         1.44%           1.60%(1)
  Net investment income                   3.61%(1)          4.15%         4.02%         3.92%         4.62%           3.46%(1)

(1)  Annualized
(2)  Not annualized
(3) For the six months ended April 30, 1999, the ratio of operating expenses to average net assets exclude the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

PHOENIX-GOODWIN U.S. GOVERNMENT SECURITIES FUND

                         INVESTMENTS AT APRIL 30, 1999
                                  (UNAUDITED)

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          --------   --------   ------------

U.S. GOVERNMENT SECURITIES--6.8%

U.S. TREASURY BONDS--4.0%
U.S. Treasury Strip P.O. 0%, 2/15/25....     AAA     $  4,000   $    879,701
U.S. Treasury Bonds 5.50%, 8/15/28......     AAA        6,500      6,186,966
                                                                ------------
                                                                   7,066,667
                                                                ------------

U.S. TREASURY NOTES--2.8%
U.S. Treasury Notes 5.75%, 4/30/03......     AAA        5,000      5,083,565
- ----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $13,240,879)                                     12,150,232
- ----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--59.1%

Fannie Mae 10%, 5/25/04.................     AAA        1,515      1,587,635
Fannie Mae 5.50%, 10/25/04..............     AAA           83         83,055
Fannie Mae 6.75%, 5/25/19...............     AAA        1,000      1,012,867
Fannie Mae 6.75%, 6/25/21...............     AAA        1,000      1,015,023
GNMA 6%, 1/15/29........................     AAA       34,747     33,661,219
GNMA 6.50%, 9/15/28.....................     AAA       34,758     34,540,120
GNMA 7%, 1/15/28........................     AAA        8,824      8,958,866
GNMA 7%, 3/15/28........................     AAA       10,445     10,605,046
GNMA 7.50%, 12/15/25....................     AAA        5,969      6,155,880
GNMA 7.50%, 10/15/26....................     AAA        4,880      5,029,780
GNMA 7.50%, 1/15/29.....................     AAA        2,673      2,755,335
GNMA 8%, 9/15/05........................     AAA           94         98,085
GNMA 8%, 9/15/06........................     AAA           15         15,613
GNMA 8.50%, '01-'22.....................     AAA          228        231,998
- ----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $107,129,354)                                   105,750,522
- ----------------------------------------------------------------------------
MUNICIPAL BONDS--19.3%
CALIFORNIA--3.5%
San Francisco City & County
Redevelopment Agency Revenue Taxable
9.75%, 6/1/13(c)........................     AAA        4,800      6,300,000

CONNECTICUT--2.9%
Mashantucket Western Pequot Tribe
Revenue Taxable Series A 144A 6.91%,
9/1/12(b)...............................     AAA        5,100      5,170,125

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          --------   --------   ------------

GEORGIA--2.9%
Atlanta Downtown Development Authority
Lease Revenue Taxable 6.875%,
2/1/21(e)...............................     AAA     $  5,100   $  5,112,750

ILLINOIS--2.3%
Chicago Public Building Commission
Special Obligation Taxable 6.65%,
1/1/01(c)...............................     AAA        1,000      1,017,500

Chicago Public Building Commission
Special Obligation Taxable 7%,
1/1/06(c)...............................     AAA        2,000      2,087,500

Chicago Public Building Commission
Special Obligation Taxable 7%,
1/1/07(c)...............................     AAA        1,050      1,095,938
                                                                ------------
                                                                   4,200,938
                                                                ------------

MASSACHUSETTS--1.5%
Massachusetts Port Authority Revenue
Taxable Series C 6.35%, 7/1/06..........     AA-        1,000      1,005,000

Massachusetts Port Authority Revenue
Taxable Series C 6.45%, 7/1/09..........     AA-        1,575      1,588,781
                                                                ------------
                                                                   2,593,781
                                                                ------------

PENNSYLVANIA--6.2%
Harristown Development Corporation
Special Obligation Taxable 6.15%,
2/1/16..................................     Aaa(f)     5,000      4,656,250

Philadelphia Authority For Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A 5.79%,
4/15/09.................................     AAA        4,000      3,820,000

Pittsburgh Pension Taxable Series A
6.25%, 3/1/11...........................     AAA        2,665      2,615,031
                                                                ------------
                                                                  11,091,281
                                                                ------------
- ----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $34,121,318)                                     34,468,875
- ----------------------------------------------------------------------------

38                     See Notes to Financial Statements

PHOENIX-GOODWIN U.S. GOVERNMENT SECURITIES FUND

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)        VALUE
                                          --------   --------   ------------
ASSET-BACKED SECURITIES--0.8%
ContiMortgage Home Equity Loan Trust
98-1, B 7.86%, 4/15/29..................    BBB-     $  1,470   $  1,405,688
- ----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,478,727)                                       1,405,688
- ----------------------------------------------------------------------------

                                                      SHARES
                                                     --------

PREFERRED STOCKS--10.6%
REITS--10.6%
Home Ownership Funding 2, Step-down Pfd.
144A 13.338%(b)(d)(g)...................               20,722     18,964,650
- ----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $18,670,228)                                     18,964,650
- ----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.6%
(IDENTIFIED COST $174,640,506)                                   172,739,967
- ----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)        VALUE
                                                     --------   ------------

SHORT-TERM OBLIGATIONS--2.9%

FEDERAL AGENCY SECURITIES--2.9%
FHLB 4.90%, 5/3/99......................             $  5,215   $  5,213,580
- ----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,213,580)                                       5,213,580
- ----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $179,854,086)                                     177,953,547(a)
Cash and receivables, less liabilities--0.5%                           863,002
                                                                --------------
NET ASSETS--100.0%                                              $  178,816,549
                                                                --------------
                                                                --------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,110,124 and gross depreciation of $3,098,976 for federal income tax purposes. At April 30, 1999, the aggregate cost of securities for federal income tax purpose was $179,942,399.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, these securities amounted to a value of $24,134,775 or 13.5% of net assets.
(c)  These bonds are fully defeased by U.S. Government Treasury Obligations.
(d)  Dividend payments backed by FHLMC ("Freddie Mac") Participation
     Certificates.
(e)  The revenue from this security is backed by the U.S. Government.
(f)  As rated by Moody's, Fitch or Duff & Phelps.
(g) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

PHOENIX-GOODWIN U.S. GOVERNMENT SECURITIES FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $179,854,086)                              $  177,953,547
Cash                                                                   3,781
Receivables
  Interest                                                         1,269,215
  Fund shares sold                                                    63,892
Prepaid expenses                                                       4,418
                                                              --------------
    Total assets                                                 179,294,853
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                            220,764
  Investment advisory fee                                             67,513
  Transfer agent fee                                                  66,192
  Distribution fee                                                    45,599
  Financial agent fee                                                 13,491
  Trustees' fee                                                        4,249
Accrued expenses                                                      60,496
                                                              --------------
    Total liabilities                                                478,304
                                                              --------------
NET ASSETS                                                    $  178,816,549
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  191,770,289
Undistributed net investment loss                                   (481,027)
Accumulated net realized loss                                    (10,572,174)
Net unrealized depreciation                                       (1,900,539)
                                                              --------------
NET ASSETS                                                    $  178,816,549
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $166,172,571)               17,589,456
Net asset value per share                                              $9.45
Offering price per share $9.45(1-4.75%)                                $9.92
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $12,643,978)                 1,348,332
Net asset value and offering price per share                           $9.38

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    5,185,037
Dividends                                                            761,119
Security lending                                                      88,019
                                                              --------------
    Total investment income                                        6,034,175
                                                              --------------
EXPENSES
Investment advisory fee                                              419,470
Distribution fee, Class A                                            216,701
Distribution fee, Class B                                             65,351
Financial agent fee                                                   89,830
Transfer agent                                                       154,128
Printing                                                              20,644
Professional                                                          18,273
Custodian                                                              8,363
Trustees                                                               7,644
Registration                                                           2,697
Miscellaneous                                                          6,862
                                                              --------------
    Total expenses                                                 1,009,963
                                                              --------------
NET INVESTMENT INCOME                                              5,024,212
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (2,235,083)
Net change in unrealized appreciation (depreciation)
  on investments                                                  (4,201,452)
                                                              --------------
NET LOSS ON INVESTMENTS                                           (6,436,535)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $   (1,412,323)
                                                              --------------
                                                              --------------

40                     See Notes to Financial Statements

PHOENIX-GOODWIN U.S. GOVERNMENT SECURITIES FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                             4/30/99       Year Ended
                                           (Unaudited)      10/31/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $   5,024,212   $  10,062,931
  Net realized gain (loss)                   (2,235,083)      4,600,713
  Net change in unrealized appreciation
    (depreciation)                           (4,201,452)       (337,053)
                                          -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                (1,412,323)     14,326,591
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (5,621,427)    (10,374,488)
  Net investment income, Class B               (387,219)       (383,148)
  In excess of net investment income,
    Class A                                          --        (466,829)
  In excess of net investment income,
    Class B                                          --         (17,241)
                                          -------------   -------------

  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (6,008,646)    (11,241,706)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (2,649,892 and 4,455,347 shares,
    respectively)                            25,650,415      43,833,411
  Net asset value of shares issued from
    reinvestment of distributions
    (351,191 and 659,479 shares,
    respectively)                             3,377,599       6,426,680
  Cost of shares repurchased (3,787,558
    and 5,613,314 shares, respectively)     (36,591,307)    (54,907,874)
                                          -------------   -------------
Total                                        (7,563,293)     (4,647,783)
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares (344,713
    and 1,026,865 shares, respectively)       3,295,942      10,046,636
  Net asset value of shares issued from
    reinvestment of distributions
    (18,692 and 23,348 shares,
    respectively)                               178,508         226,393
  Cost of shares repurchased (336,201
    and 283,214 shares, respectively)        (3,203,912)     (2,751,425)
                                          -------------   -------------
Total                                           270,538       7,521,604
                                          -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                       (7,292,755)      2,873,821
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS     (14,713,724)      5,958,706
NET ASSETS
  Beginning of period                       193,530,273     187,571,567
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($481,027) AND $503,407,
    RESPECTIVELY]                         $ 178,816,549   $ 193,530,273
                                          -------------   -------------
                                          -------------   -------------

                       See Notes to Financial Statements                      41

PHOENIX-GOODWIN U.S. GOVERNMENT SECURITIES FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                       ----------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                              YEAR ENDED OCTOBER 31
                                        4/30/99      --------------------------------------------------------------------
                                       (UNAUDITED)         1998          1997          1996          1995            1994
Net asset value, beginning of period   $    9.83     $     9.66    $     9.47    $     9.60    $     8.88    $       9.87
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.26           0.59          0.55          0.52          0.55            0.64
  Net realized and unrealized gain
    (loss)                                 (0.33)          0.18          0.17         (0.15)         0.72           (1.02)
                                       ----------         -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                         (0.07)          0.77          0.72          0.37          1.27           (0.38)
                                       ----------         -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.31)         (0.57)        (0.53)        (0.50)        (0.55)          (0.45)
  Dividends from net realized gains           --             --            --            --            --           (0.02)
  In excess of net investment income          --          (0.03)           --            --            --              --
  Tax return of capital                       --             --            --            --            --           (0.14)
                                       ----------         -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                  (0.31)         (0.60)        (0.53)        (0.50)        (0.55)          (0.61)
                                       ----------         -----         -----         -----         -----           -----
Change in net asset value                  (0.38)          0.17          0.19         (0.13)         0.72           (0.99)
                                       ----------         -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD         $    9.45     $     9.83    $     9.66    $     9.47    $     9.60    $       8.88
                                       ----------         -----         -----         -----         -----           -----
                                       ----------         -----         -----         -----         -----           -----
Total return(1)                            (0.71)%(3)       8.16%        7.85%         4.05%        14.81%          (3.98)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                         $166,173       $180,628      $182,250      $208,552      $235,879        $262,157
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.03%(2)       1.00%         0.98%         1.03%         0.99%           0.98%
  Net investment income                     5.44%(2)       5.46%         5.63%         5.55%         6.01%           5.92%
Portfolio turnover                            81%(3)        290%          377%          379%          178%            101%

                                                                            CLASS B
                                       ----------------------------------------------------------------------------------
                                       SIX MONTHS                                                                FROM
                                         ENDED                      YEAR ENDED OCTOBER 31                     INCEPTION
                                        4/30/99      ----------------------------------------------------     2/24/94 TO
                                       (UNAUDITED)         1998          1997          1996          1995      10/31/94
Net asset value, beginning of period   $    9.77     $     9.60    $     9.45    $     9.58    $     8.86    $       9.61
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.22           0.52          0.47          0.44          0.48            0.39
  Net realized and unrealized gain
    (loss)                                 (0.33)          0.18          0.17         (0.14)         0.72           (0.75)
                                           -----          -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                         (0.11)          0.70          0.64          0.30          1.20           (0.36)
                                           -----          -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.28)         (0.51)        (0.49)        (0.43)        (0.48)          (0.30)
  Dividends from net realized gains           --             --            --            --            --              --
  In excess of net investment income          --          (0.02)           --            --            --              --
  Tax return of capital                       --             --            --            --            --           (0.09)
                                           -----          -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                  (0.28)         (0.53)        (0.49)        (0.43)        (0.48)          (0.39)
                                           -----          -----         -----         -----         -----           -----
Change in net asset value                  (0.39)          0.17          0.15         (0.13)         0.72           (0.75)
                                           -----          -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD         $    9.38     $     9.77    $     9.60    $     9.45    $     9.58    $       8.86
                                           -----          -----         -----         -----         -----           -----
                                           -----          -----         -----         -----         -----           -----
Total return(1)                            (1.12)%(3)       7.48%        6.94%         3.39%        13.82%          (3.83)%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                          $12,644        $12,902        $5,321        $4,875        $3,655          $1,238
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.78%(2)       1.75%         1.71%         1.78%         1.73%           2.00%(2)
  Net investment income                     4.69%(2)       4.74%         4.91%         4.79%         5.23%           4.49%(2)
Portfolio turnover                            81%(3)        290%          377%          379%          178%            101%(3)

(1)  Maximum sales load is not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.

42
                       See Notes to Financial Statements

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Each Fund has distinct investment objectives. The Aggressive Growth Fund seeks appreciation of capital through the use of aggressive investment techniques. The Balanced Fund seeks to provide reasonable income, long-term capital growth and conservation of capital. The Growth Fund seeks long-term appreciation of capital. The High Yield Fund seeks to provide high current income. The Money Market Fund seeks to provide as high a level of current income consistent with capital preservation and liquidity. The U.S. Government Securities Fund seeks a high level of current income by investing in U.S. Government guaranteed or backed securities.

  Each Fund offers both Class A and Class B shares and, additionally, High Yield Fund offers Class C shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

  The Money Market Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Series to maintain a constant net asset value of $1 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust does not amortize premiums except for the Money Market Fund, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED) (CONTINUED)

F. FORWARD CURRENCY CONTRACTS:

  Each of the Funds, except U.S. Government and Money Market Fund, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed.

G. SECURITY LENDING:

  The Trust loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At April 30, 1999, the Aggressive Growth Fund and the Balanced Fund had securities on loan with market values of $15,976,596 and $14,282,704, respectively and collateral values of $16,432,948 and $14,581,000, respectively.

H. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. OPTIONS:

  The Trust, except for U.S. Government and Money Market Fund, may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Funds will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Fund, except for U.S. Government and Money Market Fund, may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series:

                                            1st $1       $1-2        $2+
Fund                                       Billion     Billion     Billion
- ----------------------------------------  ----------  ----------  ----------
Aggressive Growth Fund..................       0.70%       0.65%       0.60%
Balanced Fund...........................       0.55%       0.50%       0.45%
Growth Fund.............................       0.70%       0.65%       0.60%
High Yield Fund.........................       0.65%       0.60%       0.55%
Money Market Fund.......................       0.40%       0.35%       0.30%
U.S. Government Securities Fund.........       0.45%       0.40%       0.35%

  The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% for Class A shares and 1.60% for Class B shares of the average of the aggregate daily net asset value.

  Effective June 25, 1998, Roger Engemann & Associates, Inc. ("REA") was appointed subadvisor to the Aggressive Growth Fund. For

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED) (CONTINUED)

its services, REA is paid a fee by the Adviser equal to 0.20% of the average daily net assets of the Aggressive Growth Fund up to $262 million, 0.35% of such value between $262 million and $1 billion, 0.325% of such value between $1 billion and $2 billion and 0.30% of such value in excess of $2 billion. REA is a wholly-owned subsidiary of Pasadena Capital Corporation which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, majority-owned subsidiary of PHL.

  Phoenix Equity Planning Corporation (PEPCO), an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained selling commissions of $227,516 for Class A shares, deferred sales charges of $339,733 for Class B shares and $858 for Class C shares, for the six months ended April 30, 1999. In addition, each Fund except the Money Market Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares of the High Yield Fund applied to the average daily net assets of each Fund; the distribution fee for the Money Market Fund is 0% and 0.75% for Class A and Class B, respectively. The distributor has advised the Trust that of the total amount expensed for the six months ended April 30, 1999, $1,637,299 was retained by the Distributor, $5,414,753 was earned by unaffiliated participants, and $725,506 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended April 30, 1999, transfer agent fees were $3,689,993 of which PEPCO retained $1,559,982 which is net of fees paid to State Street.

  At April 30, 1999, PHL and affiliates held Phoenix Series Fund shares which aggregated the following:

                                                       Aggregate
                                                       Net Asset
                                            Shares       Value
                                          ----------  -----------
Aggressive Growth Fund Class B..........      14,432  $   283,004
High Yield Fund Class A.................         456        3,649
High Yield Fund Class C.................      11,972       95,540
Money Market Fund Class A...............  11,360,408   11,360,408
U.S. Government Securities Fund Class
  A.....................................         328        3,100

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended April 30, 1999 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                          Purchases         Sales
                                        --------------  --------------
Aggressive Growth Fund................  $  228,481,457  $  244,069,598
Balanced Fund.........................     540,979,894     609,157,886
Growth Fund...........................   1,653,028,873   1,965,612,427
High Yield Fund.......................     248,987,438     225,463,871
U.S. Government Securities Fund.......       4,000,000      53,824,003

  Purchases and sales of U.S. Government and agency securities during the six months ended April 30, 1999, aggregated the following:

                                            Purchases       Sales
                                           ------------  ------------
Balanced Fund............................  $ 80,596,047  $ 71,980,828
U.S. Government Securities Fund..........   143,958,288   103,106,940

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

  The following Funds have capital loss carryforwards which may be used to offset future capital gains.

                                                        U.S.
                         Aggressive                  Government
                           Growth      High Yield    Securities
Expiration Date             Fund          Fund          Fund
- ---------------------  --------------  -----------  -------------
2002.................            --    $14,103,053   $ 5,893,108
2003.................            --     46,929,335            --
2004.................            --             --     2,433,827
2006.................    $6,125,512      1,533,950            --
                       --------------  -----------  -------------
  Total..............    $6,125,512    $62,566,338   $ 8,326,935
                       --------------  -----------  -------------
                       --------------  -----------  -------------

  This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

PHOENIX BALANCED FUND SERIES

                        INVESTMENTS AT OCTOBER 31, 1998

                                 STANDARD
                                 & POOR'S       PAR
                                  RATING       VALUE
                                (Unaudited)    (000)         VALUE
                                -----------  ---------   -------------

U.S. GOVERNMENT SECURITIES--6.2%
U.S. TREASURY NOTES--6.2%
U.S. Treasury Notes 4.50%,
9/30/00.......................      AAA      $  70,650   $  70,994,249
U.S. Treasury Notes 5.25%,
8/15/03.......................      AAA         26,336      27,470,394
----------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $98,754,276)                               98,464,643
----------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--4.5%
GNMA 6.50%, '23-'26...........                  69,130      70,295,394
----------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $67,225,771)                               70,295,394
----------------------------------------------------------------------

MUNICIPAL BONDS--8.2%

CALIFORNIA--3.0%
California State Department of
Water Resources Series S
Revenue 5%, 12/1/29...........      AA           3,155       3,139,225

Fresno County Pension
Obligation Taxable 6.21%,
8/15/06.......................      AAA      $   4,645   $   4,819,187

Kern County Pension Obligation
Taxable 7.26%, 8/15/14........      AAA          6,830       7,641,062

                                 STANDARD
                                 & POOR'S       PAR
                                  RATING       VALUE
                                (Unaudited)    (000)         VALUE
                                -----------  ---------   -------------
CALIFORNIA--CONTINUED

Long Beach Pension Obligation
Taxable 6.87%, 9/1/06.........      AAA      $   2,865   $   3,090,619

Los Angeles County Public
Works Lease Revenue PJ V-B
5.125%, 12/1/29...............      AAA          5,340       5,386,725

Orange County General
Obligation Revenue Taxable
7.62%, 9/1/08.................      AAA          9,085      10,345,544

San Bernardino County Pension
Obligation Revenue Taxable
6.87%, 8/1/08.................      AAA      $   1,530   $   1,656,225

San Bernardino County Pension
Obligation Revenue Taxable
6.94%, 8/1/09.................      AAA          4,170       4,545,300

Sonoma County Pension
Obligation Revenue Taxable
6.625%, 6/1/13................      AAA          3,665       3,857,412

Ventura County Pension Taxable
6.58%, 11/1/06................      AAA          3,560       3,778,050
                                                         -------------
                                                            48,259,349
                                                         -------------

FLORIDA--1.2%
Florida State Department of
Transportation Series A 5%,
7/1/27........................      AA+          4,275       4,216,219

6                      See Notes to Financial Statements

Phoenix Balanced Fund Series

                                 STANDARD
                                 & POOR'S       PAR
                                  RATING       VALUE
                                (Unaudited)    (000)         VALUE
                                -----------  ---------   -------------
FLORIDA--CONTINUED
Miami Beach Special Obligation
Taxable 8.60%, 9/1/21.........      AAA      $  11,675   $  13,367,875
University of Miami Series A
Revenue Taxable 7.65%,
4/1/20........................      AAA          2,120       2,292,250
                                                         -------------
                                                            19,876,344
                                                         -------------

MASSACHUSETTS--0.5%
Massachusetts State Port
Authority Revenue Taxable
Series C 6.05%, 7/1/02........      AA-          3,340       3,436,025
Massachusetts State Water
Resources Authority Series D
5%, 8/1/24....................      AAA      $   4,275   $   4,216,219
                                                         -------------
                                                             7,652,244
                                                         -------------

NEW YORK--0.9%
Metropolitan Transportation
Authority Series A 5%,
4/1/23........................      AAA          4,575       4,523,531

New York State Taxable Series
C 6.35%, 3/1/07...............      AAA          9,675      10,086,187
                                                         -------------
                                                            14,609,718
                                                         -------------

PENNSYLVANIA--1.0%
Pittsburgh Pension Obligation
Taxable Series C 6.50%,
3/1/17........................      AAA          9,245       9,707,250

Pittsburgh Water & Sewer
Authority
First Lien, Series A 5.05%,
9/1/25........................      AAA          5,475       5,468,156
                                                         -------------
                                                            15,175,406
                                                         -------------

TEXAS--1.1%
Dallas-Fort Worth
International Airport Taxable
6.50%, 11/1/09................      AAA          1,900       2,006,875

Dallas-Fort Worth
International Airport Taxable
6.50%, 11/1/12................      AAA          5,750       6,030,313
Houston Water & Sewer System
Revenue Refunding Jr. Lien
Series D 5%, 12/1/25..........      AAA          4,975       4,931,469

                                 STANDARD
                                 & POOR'S       PAR
                                  RATING       VALUE
                                (Unaudited)    (000)         VALUE
                                -----------  ---------   -------------
TEXAS--CONTINUED

Texas State Taxable Veterans
Limited Series B 6.10%,
12/1/03.......................      AA       $   3,995   $   4,164,788
                                                         -------------
                                                            17,133,445
                                                         -------------

VIRGINIA--0.2%
Newport News Taxable Series B
7.05%, 1/15/25................      AA           3,250       3,371,875

WASHINGTON--0.3%
Washington State Series E
Taxable 5%, 7/1/22............      AA+          4,225       4,214,438
----------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $123,627,269)                             130,292,819
----------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.6%

AESOP Funding II LLC 144A
97-1, A2 6.40%, 10/20/03(c)...      AAA          9,250       9,617,110

Associates Manufactured
Housing Pass Through 97-2, A6
7.075%, 3/15/28...............      AAA          3,000       3,028,125

Capita Equipment Receivables
Trust 97-B1, B 6.45%,
8/15/02.......................      A+           5,020       5,131,381

Copelco Capital Funding Corp.
98-A, A3 5.78%, 8/15/01.......      AAA          5,000       5,043,750

Fleetwood Credit Corp. Grantor
Trust 96-B, A 6.90%,
3/15/12.......................      AAA          2,340       2,394,739

Green Tree Financial Corp.
96-2, M1 7.60%, 4/15/27.......      AA-          9,250       9,755,859

Green Tree Home Improvement
Loan Trust 96-C, HIA2 6.90%,
7/15/21.......................      AAA            277         278,434

Premier Auto Trust 98-1, A4
5.70%, 10/6/02................    Aaa(d)         5,250       5,308,242
----------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $39,423,206)                               40,557,640
----------------------------------------------------------------------

                       See Notes to Financial Statements                       7

Phoenix Balanced Fund Series

                                 STANDARD
                                 & POOR'S       PAR
                                  RATING       VALUE
                                (Unaudited)    (000)         VALUE
                                -----------  ---------   -------------
CORPORATE BONDS--4.2%

BROADCASTING (TELEVISION, RADIO & CABLE)--0.3%
CSC Holdings, Inc. 7.25%,
7/15/08.......................      BB+      $   4,840   $   4,706,900
COMPUTERS (SOFTWARE & SERVICES)--0.2%
Computer Associates
International, Inc. 6.375%,
4/15/05.......................      A-           3,270       3,245,475
GAMING, LOTTERY & PARIMUTUEL COMPANIES--0.2%
Station Casinos, Inc. 10.125%,
3/15/06.......................      B+           3,000       2,977,500

HEALTH CARE (DIVERSIFIED)--0.4%
Tenet Healthcare Corp 144A
8.125%, 12/1/08(c)............      BB-          6,250       6,195,312

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.5%
Boston Scientific Corp.
6.625%, 3/15/05...............      BBB          7,000       6,991,250

MANUFACTURING (DIVERSIFIED)--0.4%
Tyco International Group SA
6.375%, 6/15/05...............      A-           6,700       6,859,125

PAPER & FOREST PRODUCTS--0.3%
Buckeye Cellulose Corp. 9.25%,
9/15/08.......................      BB-          4,410       4,470,637

RETAIL (FOOD CHAINS)--0.4%
Meyer (Fred), Inc. 7.45%,
3/1/08........................      BB+          5,800       6,090,000

SERVICES (COMMERCIAL & CONSUMER)--0.2%
United Rentals, Inc. 144A
9.50%, 6/1/08(c)..............      BB-          1,570       1,542,525

United Rentals, Inc. 144A
8.80%, 8/15/08(c).............      BB-          1,570       1,450,288
                                                         -------------
                                                             2,992,813
                                                         -------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.3%
Comcast Cellular Holdings,
Inc. Series B 9.50%, 5/1/07...      BB+          4,840       4,997,300

TELECOMMUNICATIONS (LONG DISTANCE)--0.3%
Qwest Communications
International, Inc.
144A 7.50%, 11/1/08(c)........      BB+          4,935       5,009,025

TEXTILES (HOME FURNISHINGS)--0.3%
Westpoint Stevens, Inc.
7.875%, 6/15/05...............      BB           5,000       5,062,500

                                 STANDARD
                                 & POOR'S       PAR
                                  RATING       VALUE
                                (Unaudited)    (000)         VALUE
                                -----------  ---------   -------------

TRUCKERS & MARINE--0.2%
Teekay Shipping Corp. 8.32%,
2/1/08........................      BB+      $   3,075   $   2,963,531

TRUCKS & PARTS--0.2%
Cummins Engine, Inc. 6.45%,
3/1/05........................     BBB+          3,850       3,797,063
----------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $65,490,762)                               66,358,431
----------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--8.1%

CS First Boston Corp. 97-SPCE,
D 144A 7.332%, 4/20/08(c).....      NR           4,039       4,097,061

CS First Boston Mortgage
Securities Corp. 97-C2, B
6.72%, 11/17/07...............     Aa(d)         9,000       9,101,250

CS First Boston Mortgage
Securities Corp. 95-AEW1, B
7.182%, 11/25/27..............      AA-          6,450       6,468,141

Case Equipment Loan Trust
98-A, A4 5.83%, 2/15/05.......      AAA         11,600      11,785,716

DLJ Mortgage Acceptance Corp.
96-CF1, A1B 144A 7.58%,
2/12/06(c)....................      AAA          6,550       6,891,828

EQCC Home Equity Loan Trust
97-3, A4 6.28%, 5/15/12.......      AAA            725         734,033

First Union Lehman Brothers
97-C1, B 7.43%, 4/18/07.......     Aa(d)         8,807       9,324,411

G.E. Capital Mortgage
Services, Inc. 96-8, M 7.25%,
5/25/26.......................      AA           5,307       5,318,435

GMAC Commercial Mortgage
Securities, Inc. 97-C2, B
6.703%, 12/15/07..............     Aa(d)         5,000       4,989,062

Lehman Large Loan 97-LLI, B
6.95%, 3/12/07................      AA          10,825      11,331,558

Merrill Lynch Mortgage
Investors, Inc. 96-C2, A3
6.96%, 11/21/28...............      AAA      $   5,000   $   5,204,688

Nationslink Funding Corp.
96-1, B 7.69%, 12/20/05.......      AA           6,157       6,574,501

8                      See Notes to Financial Statements

Phoenix Balanced Fund Series

                                 STANDARD
                                 & POOR'S       PAR
                                  RATING       VALUE
                                (Unaudited)    (000)         VALUE
                                -----------  ---------   -------------
Prudential Home Mortgage
Securities 93-L, 2B3 144A
6.641%, 12/25/23(c)...........     A(d)      $   5,000   $   4,814,063
Residential Asset
Securitization Trust 96-A8, A1
8%, 12/25/26..................      AAA          1,075       1,076,865
Residential Funding Mortgage
Securities I 96-S8, A4 6.75%,
3/25/11.......................      AAA          2,809       2,805,088

Residential Funding Mortgage
Securities I 96-S1, A11 7.10%,
1/25/26.......................      AAA          7,500       7,650,000

Residential Funding Mortgage
Securities I 96-S4, M1 7.25%,
2/25/26.......................      AA           5,855       5,958,873
Securitized Asset Sales 93-J,
2B 6.807%, 11/28/23...........     A(d)          7,223       6,963,368

Structured Asset Securities
Corp. 93-C1, B 6.60%,
10/25/24......................      A+           4,550       4,605,821

Structured Asset Securities
Corp. 95-C4, B 7%, 6/25/26....      AA           5,000       5,046,875

Triangle Funding Ltd. 98-2A, 3
7.163%, 10/15/04..............      BBB      $   8,000   $   8,013,750
----------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $125,921,057)                             128,755,387
----------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--2.0%
COLOMBIA--0.6%
Republic of Colombia 7.70%,
7/14/03.......................      NR           9,140       7,700,450
Republic of Colombia 7.25%,
2/23/04.......................     BBB-          1,750       1,408,750
                                                         -------------
                                                             9,109,200
                                                         -------------

CROATIA--0.5%
Croatia Series B 6.5625%,
7/31/06(e)....................     BBB-          4,727       3,876,525
Croatia Series A 6.5625%,
7/31/10(e)....................     BBB-          5,805       4,527,900
                                                         -------------
                                                             8,404,425
                                                         -------------

                                 STANDARD
                                 & POOR'S       PAR
                                  RATING       VALUE
                                (Unaudited)    (000)         VALUE
                                -----------  ---------   -------------

POLAND--0.9%
Poland Bearer PDI 4%,
10/27/14(e)...................     BBB-      $  15,430   $  14,050,944
----------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $33,297,636)                               31,564,569
----------------------------------------------------------------------

FOREIGN CORPORATE BONDS--1.2%

ARGENTINA--0.3%
Compania de
Radiocomunicaciones Moviles SA
9.25%, 5/8/08.................      BBB          2,200       1,936,000

Telefonica de Argentina 144A
9.125%, 5/7/08(c).............     BBB-          3,475       3,075,375
                                                         -------------
                                                             5,011,375
                                                         -------------

CHILE--0.2%
Petropower I Funding Trust
144A 7.36%, 2/15/14(c)........      BBB      $   2,600   $   2,197,000

JAPAN--0.7%
IBJ Preferred Capital Co. LLC
144A 8.79%, 12/29/49(c).......    Baa(d)         6,800       5,449,724

SB Treasury Co. LLC 144A
9.40%, 12/29/49(c)............      BBB          6,800       6,131,098
                                                         -------------
                                                            11,580,822
                                                         -------------
----------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $21,708,077)                               18,789,197
----------------------------------------------------------------------

                                                  SHARES
                                                 ---------

PREFERRED STOCKS--0.6%

REITS--0.6%
Home Ownership Funding 2, Step-down Pfd. 144A
13.338%(c).....................................     10,000       9,805,110
--------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $9,086,565)                                     9,805,110
--------------------------------------------------------------------------

                       See Notes to Financial Statements                       9

Phoenix Balanced Fund Series

                                                  SHARES         VALUE
                                                 ---------   -------------
COMMON STOCKS--58.3%

BANKS (MAJOR REGIONAL)--2.3%
Bank One Corp..................................    474,566   $  23,194,413
Mellon Bank Corp...............................    113,500       6,824,187
U.S. Bancorp...................................    155,000       5,657,500
                                                             -------------
                                                                35,676,100
                                                             -------------

BANKS (MONEY CENTER)--0.8%
BankAmerica Corp...............................    229,340      13,172,716

BEVERAGES (ALCOHOLIC)--0.6%
Anheuser-Busch Companies, Inc..................    168,700      10,027,106

BEVERAGES (NON-ALCOHOLIC)--0.9%
PepsiCo, Inc...................................    409,900      13,834,125
BROADCASTING (TELEVISION, RADIO & CABLE)--2.8%
CBS Corp.......................................    200,600       5,604,262
Chancellor Media Corp.(b)......................    136,000       5,219,000
Clear Channel Communications, Inc.(b)..........    183,200   $   8,347,050
Liberty Media Group(b).........................    246,400       9,378,600
Tele-Communications, Inc.(b)...................    390,700      16,458,237
                                                             -------------
                                                                45,007,149
                                                             -------------

COMPUTERS (HARDWARE)--2.4%
International Business Machines Corp...........    251,800      37,376,562
COMPUTERS (NETWORKING)--0.7%
Cisco Systems, Inc.(b).........................    185,137      11,663,631

COMPUTERS (PERIPHERALS)--1.1%
EMC Corp.(b)...................................    264,600      17,033,625

COMPUTERS (SOFTWARE & SERVICES)--6.4%
America Online, Inc.(b)........................     94,200      11,969,287
BMC Software, Inc.(b)..........................    289,000      13,890,062
Compuware Corp.(b).............................    346,000      18,748,875
Edwards (J.D.) & Co.(b)........................    134,900       4,417,975
HBO & Co.......................................    365,300       9,589,125
Microsoft Corp.(b).............................    265,300      28,088,637
Oracle Corp.(b)................................    231,900       6,855,544
Sterling Commerce, Inc.(b).....................    141,800       4,998,450
Yahoo!, Inc.(b)................................     19,300       2,525,284
                                                             -------------
                                                               101,083,239
                                                             -------------


                                                  SHARES         VALUE
                                                 ---------   -------------

CONSUMER FINANCE--0.6%
Capital One Financial Corp.....................     97,500   $   9,920,625

DISTRIBUTORS (FOOD & HEALTH)--0.9%
Cardinal Health, Inc...........................    145,400      13,749,387

ELECTRICAL EQUIPMENT--1.6%
General Electric Co............................    286,800      25,095,000

ELECTRONICS (SEMICONDUCTORS)--2.2%
Intel Corp.....................................    395,000      35,229,062

FINANCIAL (DIVERSIFIED)--3.3%
Citigroup, Inc.................................    324,300      15,262,369
Freddie Mac....................................    420,300      24,167,250
Morgan Stanley Dean Witter & Co................    194,900      12,619,775
                                                             -------------
                                                                52,049,394
                                                             -------------

HEALTH CARE (DIVERSIFIED)--3.5%
Bristol-Myers Squibb Co........................    236,200   $  26,114,862
Warner-Lambert Co..............................    367,700      28,818,487
                                                             -------------
                                                                54,933,349
                                                             -------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--4.3%
Pfizer, Inc....................................    278,300      29,865,069
Schering-Plough Corp...........................    252,400      25,965,650
Watson Pharmaceuticals, Inc.(b)................    215,200      11,970,500
                                                             -------------
                                                                67,801,219
                                                             -------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.2%
Baxter International, Inc......................    159,800       9,578,012
Becton, Dickinson and Co.......................    108,500       4,570,563
Genzyme Corp.(b)...............................    109,100       4,589,019
Medtronic, Inc.................................    245,100      15,931,500
                                                             -------------
                                                                34,669,094
                                                             -------------

HOUSEHOLD PRODUCTS (NON-DURABLES)--1.4%
Clorox Co. (The)...............................     35,600       3,889,300
Colgate-Palmolive Co...........................     54,600       4,825,275
Procter & Gamble Co. (The).....................    156,300      13,891,163
                                                             -------------
                                                                22,605,738
                                                             -------------

INSURANCE (LIFE/HEALTH)--0.3%
UNUM Corp......................................    124,200       5,519,138

10                     See Notes to Financial Statements

Phoenix Balanced Fund Series

                                                  SHARES         VALUE
                                                 ---------   -------------
INSURANCE (MULTI-LINE)--1.2%
American International Group, Inc..............    159,300   $  13,580,325
ReliaStar Financial Corp.......................    108,700       4,762,419
                                                             -------------
                                                                18,342,744
                                                             -------------
INSURANCE (PROPERTY-CASUALTY)--0.4%
Allstate Corp..................................    166,600       7,174,213

MANUFACTURING (DIVERSIFIED)--1.2%
Tyco International Ltd.........................    308,300      19,095,331

OIL (DOMESTIC INTEGRATED)--0.8%
USX-Marathon Group.............................    399,500      13,058,656

OIL (INTERNATIONAL INTEGRATED)--1.6%
Amoco Corp.....................................    353,100      19,817,738
Conoco, Inc.(b)................................    191,700       4,768,538
                                                             -------------
                                                                24,586,276
                                                             -------------

OIL & GAS (DRILLING & EQUIPMENT)--1.4%
Halliburton Co.................................    266,100   $   9,562,969
Schlumberger Ltd...............................    133,200       6,993,000
Transocean Offshore, Inc.......................    136,000       5,023,500
                                                             -------------
                                                                21,579,469
                                                             -------------
RETAIL (BUILDING SUPPLIES)--0.9%
Home Depot, Inc................................    338,200      14,711,700
RETAIL (COMPUTERS & ELECTRONICS)--0.3%
Tandy Corp.....................................    104,300       5,169,369

RETAIL (DRUG STORES)--2.2%
CVS Corp.......................................    390,700      17,850,106
Rite Aid Corp..................................    439,300      17,434,719
                                                             -------------
                                                                35,284,825
                                                             -------------
RETAIL (FOOD CHAINS)--2.3%
Meyer (Fred), Inc.(b)..........................    278,290      14,836,336
Safeway, Inc.(b)...............................    489,800      23,418,563
                                                             -------------
                                                                38,254,899
                                                             -------------


                                                  SHARES         VALUE
                                                 ---------   -------------

RETAIL (SPECIALTY)--1.4%
Amazon.com, Inc.(b)............................     21,400   $   2,705,763
Borders Group, Inc.(b).........................    225,300       5,716,988
Staples, Inc.(b)...............................    321,450      10,487,306
                                                             -------------
                                                                18,910,057
                                                             -------------

SERVICES (COMMERCIAL & CONSUMER)--0.3%
ServiceMaster Co. (The)........................    215,800       4,558,775

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.8%
AirTouch Communications, Inc.(b)...............    514,200      28,795,200

TELECOMMUNICATIONS (LONG DISTANCE)--2.0%
AT&T Corp......................................    241,200      15,014,700
MCI WorldCom, Inc.(b)..........................    290,699      16,061,144
                                                             -------------
                                                                31,075,844
                                                             -------------

TELEPHONE--1.2%
BellSouth Corp.................................    132,200      10,551,213
SBC Communications, Inc........................    183,700       8,507,606
                                                             -------------
                                                                19,058,819
                                                             -------------

WASTE MANAGEMENT--1.0%
Waste Management, Inc..........................    354,500   $  15,996,813
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $768,935,591)                                 922,099,249
--------------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.5%

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.5%
Elan Corp. PLC Sponsored ADR (Ireland)(b)......    102,800       7,202,425
--------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,922,385)                                     7,202,425
--------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.4%
(IDENTIFIED COST $1,359,392,595)                             1,524,184,864
--------------------------------------------------------------------------

                       See Notes to Financial Statements                      11

Phoenix Balanced Fund Series

                                        STANDARD
                                        & POOR'S        PAR
                                         RATING        VALUE
                                      (Unaudited)      (000)         VALUE
                                      ------------   ---------   -------------

SHORT-TERM OBLIGATIONS--2.3%

COMMERCIAL PAPER--2.3%
Donnelley (R.R.) & Sons 5.60%,
11/2/98.............................      A-1        $   5,395   $   5,394,155

Enterprise Funding Corp. 5.60%,
11/3/98.............................      A-1            7,170       7,167,769

Enterprise Funding Corp. 5.20%,
11/5/98.............................      A-1            1,739       1,734,479
Private Export Funding Corp. 5.10%,
11/5/98.............................      A-1+           2,000       1,997,733

Lexington Parker Capital Co. 5.45%,
11/6/98.............................      A-1            4,010       4,006,965

Albertson's, Inc. 5.15%, 11/9/98....      A-1        $     300   $     299,657
General Electric Capital Corp.
5.25%, 11/9/98......................      A-1+           3,000       2,996,500
Greenwich Funding Corp. 5.25%,
11/9/98.............................      A-1+           4,135       4,130,175

Dupont (E.I.) de Nemours & Co.
5.07%, 11/13/98.....................      A-1+           3,480       3,478,039

                                        STANDARD
                                        & POOR'S        PAR
                                         RATING        VALUE
                                      (Unaudited)      (000)         VALUE
                                      ------------   ---------   -------------
COMMERCIAL PAPER--CONTINUED

General Electric Capital Corp.
5.45%, 11/13/98.....................      A-1+       $     100   $      99,818

Associates Corp. 5.75%, 11/15/98....      A-1+             330         329,270
AlliedSignal, Inc. 5.40%,
11/18/98............................      A-1            3,500       3,491,074
Private Export Funding Corp. 5.25%,
11/20/98............................      A-1+           1,000         997,229

Lexington Parker Capital Co. LLC
5.45%, 12/9/98......................      A-1              450         447,664
                                                                 -------------
                                                                    36,570,527
                                                                 -------------
------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $36,571,002)                                       36,570,527
------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $1,395,963,597)                                    1,560,755,391(a)
Cash and receivables, less liabilities--1.3%                           20,707,648
                                                                 ----------------
NET ASSETS--100.0%                                               $  1,581,463,039
                                                                 ----------------
                                                                 ----------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $186,272,236 and gross depreciation of $24,771,471 for federal income tax purposes. At October 31, 1998, the aggregate cost of securities for federal income tax purposes was $1,399,254,626.
(b)  Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities amounted to a value of $66,275,519 or 4.2% of net assets.
(d)  As rated by Moody's, Fitch or Duff & Phelps
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

12                     See Notes to Financial Statements

Phoenix Balanced Fund Series

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998

ASSETS
Investment securities at value
  (Identified cost $1,395,963,597)                            $1,560,755,391
Short-term investments held as collateral for loaned
  securities                                                      38,154,870
Receivables
  Investment securities sold                                      32,172,697
  Interest and dividends                                           6,926,602
  Fund shares sold                                                   919,423
                                                              --------------
    Total assets                                               1,638,928,983
                                                              --------------
LIABILITIES
Payables
  Custodian                                                          464,971
  Investments securities purchased                                15,221,288
  Fund shares repurchased                                          1,580,197
  Collateral on securities loaned                                 38,154,870
  Investment advisory fee                                            688,954
  Transfer agent fee                                                 553,762
  Distribution fee                                                   340,561
  Trustees' fee                                                        3,722
  Financial agent fee                                                    920
Accrued expenses                                                     456,699
                                                              --------------
    Total liabilities                                             57,465,944
                                                              --------------
NET ASSETS                                                    $1,581,463,039
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $1,351,989,963
Undistributed net investment income                                6,718,980
Accumulated net realized gain                                     57,962,302
Net unrealized appreciation                                      164,791,794
                                                              --------------
NET ASSETS                                                    $1,581,463,039
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,548,474,997)             95,034,932
Net asset value per share                                             $16.29
Offering price per share $16.29/(1-4.75%)                             $17.10
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $32,988,042)                 2,029,635
Net asset value and offering price per share                          $16.25

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME
Interest                                                      $  47,934,281
Dividends                                                         8,837,160
Security lending                                                    217,227
Foreign taxes withheld                                              (78,019)
                                                              -------------
    Total investment income                                      56,910,649
                                                              -------------
EXPENSES
Investment advisory fee                                           8,930,936
Distribution fee, Class A                                         4,134,578
Distribution fee, Class B                                           323,532
Financial agent fee                                                 426,940
Transfer agent                                                    2,276,942
Printing                                                            198,328
Custodian                                                           197,276
Professional                                                         54,228
Registration                                                         38,214
Trustees                                                             16,465
Miscellaneous                                                        38,627
                                                              -------------
    Total expenses                                               16,636,066
                                                              -------------
NET INVESTMENT INCOME                                            40,274,583
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                  66,036,415
Net change in unrealized appreciation (depreciation) on
  investments                                                    40,037,609
                                                              -------------
NET GAIN ON INVESTMENTS                                         106,074,024
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 146,348,607
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements                      13

Phoenix Balanced Fund Series

                       STATEMENT OF CHANGES IN NET ASSETS

                                            Year Ended        Year Ended
                                             10/31/98          10/31/97
                                          ---------------   ---------------
FROM OPERATIONS
  Net investment income                   $    40,274,583   $    47,448,167
  Net realized gain                            66,036,415       250,161,443
  Net change in unrealized appreciation
    (depreciation)                             40,037,609           404,566
                                          ---------------   ---------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                146,348,607       298,014,176
                                          ---------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (38,891,099)      (48,278,671)
  Net investment income, Class B                 (547,088)         (561,622)
  Net realized gains, Class A                (250,194,981)     (194,038,812)
  Net realized gains, Class B                  (4,587,560)       (2,800,356)
                                          ---------------   ---------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (294,220,728)     (245,679,461)
                                          ---------------   ---------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (4,154,476 and 4,597,468 shares,
    respectively)                              68,017,312        78,630,179
  Net asset value of shares issued from
    reinvestment of distributions
    (17,381,042 and 13,753,866 shares,
    respectively)                             266,854,723       223,224,574
  Cost of shares repurchased (20,727,390
    and 32,162,386 shares, respectively)     (343,685,337)     (548,027,979)
                                          ---------------   ---------------
Total                                          (8,813,302)     (246,173,226)
                                          ---------------   ---------------
CLASS B
  Proceeds from sales of shares (375,257
    and 319,964 shares, respectively)           6,251,773         5,480,183
  Net asset value of shares issued from
    reinvestment of distributions
    (309,117 and 189,697 shares,
    respectively)                               4,734,129         3,074,179
  Cost of shares repurchased (329,841
    and 329,164 shares, respectively)          (5,437,703)       (5,630,228)
                                          ---------------   ---------------
Total                                           5,548,199         2,924,134
                                          ---------------   ---------------
  DECREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                               (3,265,103)     (243,249,092)
                                          ---------------   ---------------
  NET DECREASE IN NET ASSETS                 (151,137,224)     (190,914,377)
                                          ---------------   ---------------
NET ASSETS
  Beginning of period                       1,732,600,263     1,923,514,640
                                          ---------------   ---------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME OF
    $6,718,980 AND $4,441,011,
    RESPECTIVELY]                         $ 1,581,463,039   $ 1,732,600,263
                                          ---------------   ---------------
                                          ---------------   ---------------

14                     See Notes to Financial Statements

Phoenix Balanced Fund Series

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                       ------------------------------------------------------------------
                                                             YEAR ENDED OCTOBER 31
                                       ------------------------------------------------------------------
                                             1998          1997          1996          1995          1994
Net asset value, beginning of period   $    18.07    $    17.56    $    17.04    $    15.23    $    16.64
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                      0.42          0.48          0.48          0.52          0.48
  Net realized and unrealized gain
    (loss)                                   0.90          2.38          1.46          1.80         (1.01)
                                            -----         -----         -----         -----         -----
      TOTAL FROM INVESTMENT
        OPERATIONS                           1.32          2.86          1.94          2.32         (0.53)
                                            -----         -----         -----         -----         -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.40)        (0.48)        (0.49)        (0.51)        (0.49)
  Dividends from net realized gains         (2.70)        (1.87)        (0.93)           --         (0.39)
                                            -----         -----         -----         -----         -----
      TOTAL DISTRIBUTIONS                   (3.10)        (2.35)        (1.42)        (0.51)        (0.88)
                                            -----         -----         -----         -----         -----
Change in net asset value                   (1.78)         0.51          0.52          1.81         (1.41)
                                            -----         -----         -----         -----         -----
NET ASSET VALUE, END OF PERIOD         $    16.29    $    18.07    $    17.56    $    17.04    $    15.23
                                            -----         -----         -----         -----         -----
                                            -----         -----         -----         -----         -----
Total return(1)                              8.68%        18.04%        12.03%        15.52%        (3.28)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                          $1,548,475    $1,702,385    $1,897,306    $2,345,440    $2,601,808

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         0.97%         0.98%         1.01%         1.02%         0.96%
  Net investment income                      2.41%         2.65%         2.74%         3.27%         3.03%
Portfolio turnover                            138%          206%          191%          197%          159%

                                                                     CLASS B
                                       --------------------------------------------------------------------
                                                                                                   FROM
                                                      YEAR ENDED OCTOBER 31                     INCEPTION
                                       ----------------------------------------------------     7/15/94 TO
                                             1998          1997          1996          1995      10/31/94
Net asset value, beginning of period   $    18.04    $    17.54    $    17.01    $    15.23    $      15.27
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                      0.30          0.35          0.35          0.40            0.09
  Net realized and unrealized gain
    (loss)                                   0.90          2.37          1.47          1.80           (0.04)
                                            -----         -----         -----         -----           -----
      TOTAL FROM INVESTMENT
        OPERATIONS                           1.20          2.72          1.82          2.20            0.05
                                            -----         -----         -----         -----           -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.29)        (0.35)        (0.36)        (0.42)          (0.09)
  Dividends from net realized gains         (2.70)        (1.87)        (0.93)           --              --
                                            -----         -----         -----         -----           -----
      TOTAL DISTRIBUTIONS                   (2.99)        (2.22)        (1.29)        (0.42)          (0.09)
                                            -----         -----         -----         -----           -----
Change in net asset value                   (1.79)         0.50          0.53          1.78           (0.04)
                                            -----         -----         -----         -----           -----
NET ASSET VALUE, END OF PERIOD         $    16.25    $    18.04    $    17.54    $    17.01    $      15.23
                                            -----         -----         -----         -----           -----
                                            -----         -----         -----         -----           -----
Total return(1)                              7.91%        17.13%        11.24%        14.68%          (0.34)%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                           $32,988       $30,216       $26,209       $16,971          $4,629

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.72%         1.73%         1.76%         1.78%           1.65%(2)
  Net investment income                      1.66%         1.90%         1.96%         2.46%           2.36%(2)
Portfolio turnover                            138%          206%          191%          197%            159%

(1)  Maximum sales load is not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.

                       See Notes to Financial Statements                      15

PHOENIX GROWTH FUND SERIES

                        INVESTMENTS AT OCTOBER 31, 1998

                                                       SHARES          VALUE
                                                     -----------   -------------

COMMON STOCKS--97.2%
BANKS (MAJOR REGIONAL)--3.7%
Bank One Corp...........................               1,210,058   $  59,141,585
Mellon Bank Corp........................                 307,300      18,476,412
U.S. Bancorp............................                 417,500      15,238,750
                                                                   -------------
                                                                      92,856,747
                                                                   -------------

BANKS (MONEY CENTER)--1.4%
BankAmerica Corp........................                 600,869      34,512,413
BEVERAGES (ALCOHOLIC)--1.1%
Anheuser-Busch Companies, Inc...........                 455,700      27,085,669

BEVERAGES (NON-ALCOHOLIC)--1.4%
PepsiCo, Inc............................               1,077,200      36,355,500

BROADCASTING (TELEVISION, RADIO & CABLE)--4.8%
CBS Corp................................                 535,100      14,949,356
Chancellor Media Corp.(b)...............                 361,400      13,868,725
Clear Channel Communications, Inc.(b)...                 488,600      22,261,837
Liberty Media Group(b)..................                 657,200      25,014,675
Tele-Communications, Inc.(b)............               1,062,400      44,753,600
                                                                   -------------
                                                                     120,848,193
                                                                   -------------

COMPUTERS (HARDWARE)--4.0%
International Business Machines Corp....                 671,500      99,675,781

COMPUTERS (NETWORKING)--1.2%
Cisco Systems, Inc.(b)..................                 495,600      31,222,800

                                                       SHARES          VALUE
                                                     -----------   -------------

COMPUTERS (PERIPHERALS)--1.8%
EMC Corp.(b)............................                 696,300   $  44,824,312

COMPUTERS (SOFTWARE & SERVICES)--10.6%
America Online, Inc.(b).................                 243,800      30,977,837
BMC Software, Inc.(b)...................                 727,600      34,970,275
Compuware Corp.(b)......................                 922,700      49,998,806
Edwards (J.D.) & Co.(b).................                 361,200      11,829,300
HBO & Co................................                 960,000      25,200,000
Microsoft Corp.(b)......................                 698,200      73,921,925
Oracle Corp.(b).........................                 619,200      18,305,100
Sterling Commerce, Inc.(b)..............                 383,100      13,504,275
Yahoo!, Inc.(b).........................                  49,800       6,516,019
                                                                   -------------
                                                                     265,223,537
                                                                   -------------

CONSUMER FINANCE--1.0%
Capital One Financial Corp..............                 249,100      25,345,925

DISTRIBUTORS (FOOD & HEALTH)--1.5%
Cardinal Health, Inc....................                 392,500      37,115,781

ELECTRICAL EQUIPMENT--2.6%
General Electric Co.....................                 758,100      66,333,750

ELECTRONICS (SEMICONDUCTORS)--3.7%
Intel Corp..............................               1,038,500      92,621,219

FINANCIAL (DIVERSIFIED)--5.4%
Citigroup, Inc..........................                 849,750      39,991,359
Freddie Mac.............................               1,107,300      63,669,750

18                     See Notes to Financial Statements

Phoenix Growth Fund Series

                                                       SHARES          VALUE
                                                     -----------   -------------
FINANCIAL (DIVERSIFIED)--CONTINUED
Morgan Stanley Dean Witter & Co.........                 516,800   $  33,462,800
                                                                   -------------
                                                                     137,123,909
                                                                   -------------
HEALTH CARE (DIVERSIFIED)--5.6%
Bristol-Myers Squibb Co.................                 603,000      66,669,187
Warner-Lambert Co.......................                 949,800      74,440,575
                                                                   -------------
                                                                     141,109,762
                                                                   -------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--7.1%
Pfizer, Inc.............................                 732,600      78,617,137
Schering-Plough Corp....................                 672,300      69,162,862
Watson Pharmaceuticals, Inc.(b).........                 569,000      31,650,625
                                                                   -------------
                                                                     179,430,624
                                                                   -------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--3.6%
Baxter International, Inc...............                 423,700      25,395,519
Becton, Dickinson and Co................                 279,300      11,765,512
Genzyme Corp.(b)........................                 294,800      12,400,025
Medtronic, Inc..........................                 645,300      41,944,500
                                                                   -------------
                                                                      91,505,556
                                                                   -------------

HOUSEHOLD PRODUCTS (NON-DURABLES)--2.4%
Clorox Co. (The)........................                  93,800      10,247,650
Colgate-Palmolive Co....................                 143,700      12,699,488
Procter & Gamble Co. (The)..............                 411,300      36,554,288
                                                                   -------------
                                                                      59,501,426
                                                                   -------------

INSURANCE (LIFE/HEALTH)--0.6%
UNUM Corp...............................                 310,600      13,802,288
INSURANCE (MULTI-LINE)--1.9%
American International Group, Inc.......                 406,200      34,628,550
ReliaStar Financial Corp................                 292,100      12,797,631
                                                                   -------------
                                                                      47,426,181
                                                                   -------------

INSURANCE (PROPERTY-CASUALTY)--0.8%
Allstate Corp...........................                 442,800      19,068,075

MANUFACTURING (DIVERSIFIED)--2.0%
Tyco International Ltd..................                 819,700      50,770,169
OIL (DOMESTIC INTEGRATED)--1.4%
USX-Marathon Group......................               1,079,300      35,279,619

                                                       SHARES          VALUE
                                                     -----------   -------------

OIL (INTERNATIONAL INTEGRATED)--2.6%
Amoco Corp..............................                 945,400   $  53,060,575
Conoco, Inc.(b).........................                 506,800      12,606,650
                                                                   -------------
                                                                      65,667,225
                                                                   -------------

OIL & GAS (DRILLING & EQUIPMENT)--2.3%
Halliburton Co..........................                 709,700      25,504,844
Schlumberger Ltd........................                 351,000      18,427,500
Transocean Offshore, Inc................                 368,000      13,593,000
                                                                   -------------
                                                                      57,525,344
                                                                   -------------

RETAIL (BUILDING SUPPLIES)--1.5%
Home Depot, Inc.........................                 891,000      38,758,500

RETAIL (COMPUTERS & ELECTRONICS)--0.6%
Tandy Corp..............................                 281,100      13,932,019

RETAIL (DRUG STORES)--3.9%
CVS Corp................................               1,038,000      47,423,625
Rite Aid Corp...........................               1,246,600      49,474,438
                                                                   -------------
                                                                      96,898,063
                                                                   -------------

RETAIL (FOOD CHAINS)--4.1%
Meyer (Fred), Inc.(b)...................                 739,880      39,444,853
Safeway, Inc.(b)........................               1,322,900      63,251,156
                                                                   -------------
                                                                     102,696,009
                                                                   -------------

RETAIL (SPECIALTY)--2.0%
Amazon.com, Inc.(b).....................                  61,000       7,712,688
Borders Group, Inc.(b)..................                 610,000      15,478,750
Staples, Inc.(b)........................                 849,600      27,718,200
                                                                   -------------
                                                                      50,909,638
                                                                   -------------

SERVICES (COMMERCIAL & CONSUMER)--0.5%
ServiceMaster Co. (The).................                 592,800      12,522,900

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--3.0%
AirTouch Communications, Inc.(b)........               1,357,200      76,003,200

TELECOMMUNICATIONS (LONG DISTANCE)--3.4%
AT&T Corp...............................                 655,900      40,829,775
MCI WorldCom, Inc.(b)...................                 793,235      43,826,234
                                                                   -------------
                                                                      84,656,009
                                                                   -------------

                       See Notes to Financial Statements                      19

Phoenix Growth Fund Series

                                                       SHARES          VALUE
                                                     -----------   -------------
TELEPHONE--2.0%
BellSouth Corp..........................                 348,300   $  27,798,694
SBC Communications, Inc.................                 468,500      21,697,406
                                                                   -------------
                                                                      49,496,100
                                                                   -------------

WASTE MANAGEMENT--1.7%
Waste Management, Inc...................                  42,500      42,530,313
- --------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,999,917,072)                                   2,440,634,556
- --------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.8%
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.8%
Elan Corp. PLC Sponsored ADR
(Ireland)(b)............................                 273,000      19,127,062
- --------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $12,835,602)                                         19,127,062
- --------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.0%
(IDENTIFIED COST $2,012,752,674)                                   2,459,761,618
- --------------------------------------------------------------------------------

                                            STANDARD
                                            & POOR'S       PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)
                                          ------------   -------

MEDIUM-TERM NOTES--0.1%

Associates Corporation of North America
5.65%, 6/15/99..........................      A-1+       $ 2,000       2,009,936
- --------------------------------------------------------------------------------
TOTAL MEDIUM-TERM NOTES
(IDENTIFIED COST $1,997,985)                                           2,009,936
- --------------------------------------------------------------------------------

                                            STANDARD
                                            & POOR'S       PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)        VALUE
                                          ------------   -------   -------------

SHORT-TERM OBLIGATIONS--0.5%

COMMERCIAL PAPER--0.5%
Cargill, Inc. 5.60%, 11/2/98............      A-1+       $ 3,650   $   3,649,432
Goldman, Sachs & Co. 5.25%, 12/11/98....      A-1+           805         800,227
Greenwich Funding Corp. 5.35%, 1/8/99...      A-1+         2,000       1,981,202
Coca-Cola Co. 4.89%, 1/11/99............      A-1+         3,000       2,999,090
Minnesota Mining and Manufacturing Co.
4.95%, 1/21/99..........................      A-1+         3,000       2,978,871
                                                                   -------------
                                                                      12,408,822
                                                                   -------------

FEDERAL AGENCY SECURITIES--0.0%
FFCB 6.02% 1/22/99......................      AAA          1,500       1,503,591
- --------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $13,872,329)                                         13,912,413
- --------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $2,028,622,988)                                     2,475,683,967(a)
Cash and receivables, less liabilities--1.4%                            34,592,998
                                                                  ----------------
NET ASSETS--100.0%                                                $  2,510,276,965
                                                                  ----------------
                                                                  ----------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $493,154,553 and gross depreciation of $48,550,269 for federal income tax purposes. At October 31, 1998, the aggregate cost of securities for federal income tax purposes was $2,031,079,683.
(b)  Non-income producing.

20                     See Notes to Financial Statements

Phoenix Growth Fund Series

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998

ASSETS
Investment securities at value
  (Identified cost $2,028,622,988)                            $2,475,683,967
Short-term investments held as collateral for loaned
  securities                                                       8,735,352
Cash                                                                   1,657
Receivables
  Investment securities sold                                      67,163,681
  Dividends and interest                                           1,561,000
  Fund shares sold                                                   294,205
                                                              --------------
    Total assets                                               2,553,439,862
                                                              --------------

LIABILITIES
Payables
  Investment securities purchased                                 26,434,454
  Collateral on securities loaned                                  8,735,352
  Fund shares repurchased                                          4,842,897
  Investment advisory fee                                          1,325,349
  Distribution fee                                                   544,354
  Transfer agent fee                                                 782,012
  Financial agent fee                                                 46,507
  Trustees' fees                                                       3,600
Accrued expenses                                                     448,372
                                                              --------------
    Total liabilities                                             43,162,897
                                                              --------------
NET ASSETS                                                    $2,510,276,965
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               1,828,160,596
Accumulated net realized gain                                    235,055,390
Net unrealized appreciation                                      447,060,979
                                                              --------------
NET ASSETS                                                    $2,510,276,965
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,434,217,136)             97,558,058
Net asset value per share                                             $24.95
Offering price per share $24.95/(1-4.75%)                             $26.19
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $76,059,829)                 3,116,622
Net asset value and offering price per share                          $24.40

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME
Dividends                                                     $ 19,305,439
Interest                                                         3,019,397
Security lending                                                   190,319
                                                              ------------
    Total investment income                                     22,515,155
                                                              ------------

EXPENSES
Investment advisory fee                                         17,237,170
Distribution fee, Class A                                        6,370,432
Distribution fee, Class B                                          746,966
Financial agent fee                                                550,750
Transfer agent                                                   3,356,949
Printing                                                           256,437
Custodian                                                          142,270
Registration                                                        60,398
Professional                                                        59,978
Trustees                                                            16,343
Miscellaneous                                                       41,230
                                                              ------------
    Total expenses                                              28,838,923
                                                              ------------
NET INVESTMENT LOSS                                             (6,323,768)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                240,243,310
Net change in unrealized appreciation (depreciation) on
  investments                                                   75,013,694
                                                              ------------
NET GAIN ON INVESTMENTS                                        315,257,004
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $308,933,236
                                                              ------------
                                                              ------------

                       See Notes to Financial Statements                      21

Phoenix Growth Fund Series

                       STATEMENT OF CHANGES IN NET ASSETS

                                            Year Ended        Year Ended
                                             10/31/98          10/31/97
                                          ---------------   ---------------
FROM OPERATIONS
  Net investment income (loss)            $    (6,323,768)  $    12,828,128
  Net realized gain                           240,243,310       499,286,602
  Net change in unrealized appreciation
    (depreciation)                             75,013,694        37,069,225
                                          ---------------   ---------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                308,933,236       549,183,955
                                          ---------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                       --       (17,472,939)
  Net investment income, Class B                       --           (64,123)
  Net realized gains, Class A                (489,479,916)     (395,993,712)
  Net realized gains, Class B                 (13,875,674)       (8,267,051)
                                          ---------------   ---------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (503,355,590)     (421,797,825)
                                          ---------------   ---------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (15,305,754 and 10,576,129 shares,
    respectively)                             379,717,014       270,447,275
  Net asset value of shares issued from
    reinvestment of distributions
    (20,640,114 and 16,237,740 shares,
    respectively)                             454,706,097       381,717,419
  Cost of shares repurchased (28,881,261
    and 23,676,500 shares, respectively)     (730,281,016)     (604,530,141)
                                          ---------------   ---------------
Total                                         104,142,095        47,634,553
                                          ---------------   ---------------
CLASS B
  Proceeds from sales of shares (825,152
    and 938,817 shares, respectively)          20,213,833        23,549,010
  Net asset value of shares issued from
    reinvestment of distributions
    (585,412 and 325,555 shares,
    respectively)                              12,698,430         7,574,359
  Cost of shares repurchased (766,812
    and 493,546 shares, respectively)         (18,666,026)      (12,629,905)
                                          ---------------   ---------------
Total                                          14,246,237        18,493,464
                                          ---------------   ---------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                              118,388,332        66,128,017
                                          ---------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS       (76,034,022)      193,514,147
NET ASSETS
  Beginning of period                       2,586,310,987     2,392,796,840
                                          ---------------   ---------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME OF
    $0 AND $0, RESPECTIVELY]              $ 2,510,276,965   $ 2,586,310,987
                                          ---------------   ---------------
                                          ---------------   ---------------

22                     See Notes to Financial Statements

Phoenix Growth Fund Series

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS A
                                       ----------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31
                                       ----------------------------------------------------------------------
                                             1998           1997           1996           1995           1994
Net asset value, beginning of period   $    27.83     $    26.87     $    24.92     $    21.24     $    21.53
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)              (0.06)(4)       0.14(4)        0.20(4)        0.26           0.26
  Net realized and unrealized gain
    (loss)                                   2.73           5.62           3.63           4.53           0.17
                                            -----          -----          -----          -----          -----
      TOTAL FROM INVESTMENT
        OPERATIONS                           2.67           5.76           3.83           4.79           0.43
                                            -----          -----          -----          -----          -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                     --          (0.21)         (0.25)         (0.30)         (0.24)
  Dividends from net realized gains         (5.55)         (4.59)         (1.63)         (0.81)         (0.48)
                                            -----          -----          -----          -----          -----
      TOTAL DISTRIBUTIONS                   (5.55)         (4.80)         (1.88)         (1.11)         (0.72)
                                            -----          -----          -----          -----          -----
Change in net asset value                   (2.88)          0.96           1.95           3.68          (0.29)
                                            -----          -----          -----          -----          -----
NET ASSET VALUE, END OF PERIOD         $    24.95     $    27.83     $    26.87     $    24.92     $    21.24
                                            -----          -----          -----          -----          -----
                                            -----          -----          -----          -----          -----
Total return(1)                             12.26%         24.81%         16.34%         23.91%          2.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                          $2,434,217     $2,518,289     $2,347,471     $2,300,251     $2,140,458
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.08%          1.10%          1.17%          1.20%          1.19%
  Net investment income (loss)              (0.22)%         0.53%          0.80%          0.92%          1.22%
Portfolio turnover                            110%           196%           116%           109%           118%

                                                                         CLASS B
                                       ---------------------------------------------------------------------------
                                                                                                        FROM
                                                        YEAR ENDED OCTOBER 31                         INCEPTION
                                       -------------------------------------------------------       7/15/94 TO
                                             1998           1997           1996           1995        10/31/94
Net asset value, beginning of period   $    27.51     $    26.63     $    24.74     $    21.19       $       20.48
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)              (0.24)(4)      (0.06)(4)         --(4)          --(4)             0.01
  Net realized and unrealized gain
    (loss)                                   2.68           5.57           3.61           4.60                0.70
                                            -----          -----          -----          -----               -----
      TOTAL FROM INVESTMENT
        OPERATIONS                           2.44           5.51           3.61           4.60                0.71
                                            -----          -----          -----          -----               -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                     --          (0.04)         (0.09)         (0.24)                 --
  Dividends from net realized gains         (5.55)         (4.59)         (1.63)         (0.81)                 --
                                            -----          -----          -----          -----               -----
      TOTAL DISTRIBUTIONS                   (5.55)         (4.63)         (1.72)         (1.05)                 --
                                            -----          -----          -----          -----               -----
Change in net asset value                   (3.11)          0.88           1.89           3.55                0.71
                                            -----          -----          -----          -----               -----
NET ASSET VALUE, END OF PERIOD         $    24.40     $    27.51     $    26.63     $    24.74       $       21.19
                                            -----          -----          -----          -----               -----
                                            -----          -----          -----          -----               -----
Total return(1)                             11.41%         23.89%         15.48%         23.02%               3.47%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $76,060        $68,022        $45,326        $20,111              $2,966
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.83%          1.85%          1.93%          1.97%               1.87%(2)
  Net investment income (loss)              (0.97)%        (0.25)%         0.01%          0.01%               0.32%(2)
Portfolio turnover                            110%           196%           116%           109%                118%

(1) Maximum sales load is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.

                       See Notes to Financial Statements                      23

PHOENIX AGGRESSIVE GROWTH FUND SERIES

                        INVESTMENTS AT OCTOBER 31, 1998

                                                       SHARES         VALUE
                                                     ----------   -------------

COMMON STOCKS--88.8%
BANKS (MONEY CENTER)--1.9%
BankAmerica Corp........................                 35,000   $   2,010,312
Morgan (J.P.) & Co., Inc. ..............                 25,000       2,356,250
                                                                  -------------
                                                                      4,366,562
                                                                  -------------

BEVERAGES (NON-ALCOHOLIC)--0.7%
PepsiCo, Inc............................                 50,000       1,687,500

BROADCASTING (TELEVISION, RADIO & CABLE)--2.5%
Clear Channel Communications, Inc.(b)...                 60,000       2,733,750
Univision Communications, Inc. Class
A(b)....................................                105,000       3,097,500
                                                                  -------------
                                                                      5,831,250
                                                                  -------------

COMMUNICATIONS EQUIPMENT--8.2%
Ascend Communications, Inc.(b)..........                115,000       5,548,750
Com21, Inc.(b)..........................                 62,000         930,000
Global Crossing Ltd.(b).................                 30,000         862,500
Lucent Technologies, Inc................                 36,000       2,886,750
McLeod USA, Inc.(b).....................                 20,000         731,250
Tellabs, Inc.(b)........................                130,000       7,150,000
Terayon Communications Systems,
Inc.(b).................................                100,000       1,200,000
                                                                  -------------
                                                                     19,309,250
                                                                  -------------

COMPUTERS (HARDWARE)--3.4%
Compaq Computer Corp. ..................                 75,000   $   2,371,875
Maxtor Corp.(b).........................                250,000       2,656,250

                                                       SHARES         VALUE
                                                     ----------   -------------
COMPUTERS (HARDWARE)--CONTINUED
Sun Microsystems, Inc.(b)...............                 50,000   $   2,912,500
                                                                  -------------
                                                                      7,940,625
                                                                  -------------

COMPUTERS (NETWORKING)--1.1%
Cisco Systems, Inc.(b)..................                 40,000       2,520,000

COMPUTERS (PERIPHERALS)--1.2%
EMC Corp.(b)............................                 45,000       2,896,875

COMPUTERS (SOFTWARE & SERVICES)--20.2%
America Online, Inc.(b).................                 70,000       8,894,375
BMC Software, Inc.(b)...................                 60,000       2,883,750
Cambridge Technology Partners,
Inc.(b).................................                300,000       6,637,500
Compuware Corp.(b)......................                 90,000       4,876,875
Edwards (J.D.) & Co.(b).................                 60,000       1,965,000
HBO & Co................................                300,000       7,875,000
Legato Systems, Inc.(b).................                 37,000       1,447,625
Mastech Corp.(b)........................                150,000       3,525,000
Network Associates, Inc.(b).............                 75,000       3,187,500
New Era of Networks, Inc.(b)............                 23,000       1,132,750
Sapient Corp.(b)........................                 30,000       1,351,875
VERITAS Software Corp.(b)...............                 40,000       2,005,000
Whittman-Hart, Inc.(b)..................                100,000       1,987,500
                                                                  -------------
                                                                     47,769,750
                                                                  -------------

CONSUMER FINANCE--2.8%
American Express Co. ...................                 25,000   $   2,209,375

26                     See Notes to Financial Statements

Phoenix Aggressive Growth Fund Series

                                                       SHARES         VALUE
                                                     ----------   -------------
CONSUMER FINANCE--CONTINUED
Countrywide Credit Industries, Inc......                103,000   $   4,448,312
                                                                  -------------
                                                                      6,657,687
                                                                  -------------
DISTRIBUTORS (FOOD & HEALTH)--1.0%
Cardinal Health, Inc. ..................                 25,000       2,364,062

ELECTRONICS (INSTRUMENTATION)--3.0%
Jabil Circuit, Inc.(b)..................                 60,000       2,778,750
Micrel, Inc.(b).........................                 75,000       2,465,625
Sanmina Corp.(b)........................                 45,000       1,845,000
                                                                  -------------
                                                                      7,089,375
                                                                  -------------

ELECTRONICS (SEMICONDUCTORS)--6.9%
Intel Corp..............................                 95,000       8,472,812
Texas Instruments, Inc..................                 40,000       2,557,500
Uniphase Corp.(b).......................                 50,000       2,475,000
Vitesse Semiconductor Corp.(b)..........                 90,000       2,902,500
                                                                  -------------
                                                                     16,407,812
                                                                  -------------
FINANCIAL SERVICES-MISCELLANEOUS--0.7%
Federal Home Loan Mortgage..............                 30,000       1,725,000

HEALTH CARE (DIVERSIFIED)--2.3%
McKesson Corp. .........................                 20,000       1,540,000
Mylan Laboratories, Inc.................                 70,000       2,410,625
Warner-Lambert Co. .....................                 20,000       1,567,500
                                                                  -------------
                                                                      5,518,125
                                                                  -------------

HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS)--4.1%
Forest Laboratories, Inc.(b)............                 35,000       1,463,438
Merck & Co., Inc........................                 35,000       4,733,750
Pfizer, Inc.............................                 20,000       2,146,250
Watson Pharmaceuticals, Inc.(b).........                 25,000       1,390,625
                                                                  -------------
                                                                      9,734,063
                                                                  -------------
INVESTMENT BANKING/BROKERAGE--3.5%
Donaldson, Lufkin & Jenrette, Inc.......                 85,000       3,038,750
Lehman Brothers Holdings, Inc...........                 77,000       2,921,188
Paine Webber Group, Inc. ...............                 70,000       2,340,625
                                                                  -------------
                                                                      8,300,563
                                                                  -------------

                                                       SHARES         VALUE
                                                     ----------   -------------

MANUFACTURING (DIVERSIFIED)--1.4%
Tyco International Ltd..................                      8   $         496
United Technologies Corp................                 35,000       3,333,750
                                                                  -------------
                                                                      3,334,246
                                                                  -------------

OIL & GAS (DRILLING & EQUIPMENT)--0.8%
Transocean Offshore, Inc................                 50,000   $   1,846,875

OIL & GAS (REFINING & MARKETING)--0.4%
Sun Co., Inc............................                 30,000       1,029,375

RAILROADS--1.3%
Kansas City Southern Industries,
Inc. ...................................                 80,000       3,090,000

RETAIL (DRUG STORES)--1.7%
Walgreen Co.............................                 80,000       3,895,000

RETAIL (GENERAL MERCHANDISE)--2.4%
Bed, Bath & Beyond, Inc.(b).............                130,000       3,583,125
Kmart Corp. ............................                150,000       2,118,750
                                                                  -------------
                                                                      5,701,875
                                                                  -------------

SERVICES (COMMERCIAL & CONSUMER)--5.7%
Cendant Corp.(b)........................              1,175,000      13,439,063

SERVICES (DATA PROCESSING)--0.6%
i2 Technologies, Inc.(b)................                 80,000       1,490,000

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--2.4%
AirTouch Communications, Inc.(b)........                100,000       5,600,000

TELECOMMUNICATIONS (LONG DISTANCE)--4.8%
MCI WorldCom, Inc.(b)...................                205,000      11,326,250

TELEPHONE--1.3%
Qwest Communications International,
Inc.(b).................................                 80,000       3,130,000

TOBACCO--2.5%
Philip Morris Companies, Inc............                113,000       5,777,125
- -------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $185,514,104)                                      209,778,308
- -------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--88.8%
(IDENTIFIED COST $185,514,104)                                      209,778,308
- -------------------------------------------------------------------------------

                       See Notes to Financial Statements                      27

Phoenix Aggressive Growth Fund Series

                                            STANDARD
                                            & POOR'S       PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)        VALUE
                                          ------------   -------   -------------

SHORT-TERM OBLIGATIONS--11.4%

COMMERCIAL PAPER--11.4%
Allied Signal, Inc. 5.42%, 11/2/98......      A-1        $   610   $     609,908
Coca-Cola Co. 5.57%, 11/2/98............      A-1+         2,000       1,999,691
Ford Motor Credit Co. 5.39%, 11/4/98....      A-1          2,155       2,154,032
Lexington Parker Capital Co. LLC 5.22%,
11/6/98.................................      A-1          2,040       2,038,521
Koch Industries, Inc. 5.00%, 11/12/98...      A-1          2,000       1,996,944
Beta Finance, Inc. 5.30%, 11/17/98......      A-1+         1,840       1,835,666
Wisconsin Electric Power 5.05%,
11/20/98................................      A-1          4,000       3,989,339
Goldman Sachs & Co. 5.15%, 11/23/98.....      A-1+         5,395       5,378,021
Enterprise Funding Corp. 5.18%,
11/30/98................................      A-1          1,070       1,065,535
General Electric Capital Corp. 5.05%,
12/1/98.................................      A-1+         1,500       1,493,687
Du Pont (E.I.) de Nemours & Co. 5.03%,
12/7/98.................................      A-1+         4,455       4,432,591
                                                                   -------------
                                                                      26,993,935
                                                                   -------------
- --------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $26,993,935)                                         26,993,935
- --------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $212,508,039)                                        236,772,243(a)
Cash and receivables, less liabilities--(0.2%)                           (465,733)
                                                                   --------------
NET ASSETS--100.0%                                                 $  236,306,510
                                                                   --------------
                                                                   --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $39,630,515 and gross depreciation of $15,764,978 for federal income tax purposes. At October 31, 1998, the aggregate cost of securities for federal income tax purposes was $212,906,706.
(b)  Non-income producing.

28                     See Notes to Financial Statements

Phoenix Aggressive Growth Fund Series

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998

ASSETS
Investment securities at value
  (Identified cost $212,508,039)                              $  236,772,243
Short-term investments held as collateral for loaned
  securities                                                       3,240,490
Cash                                                                   2,471
Receivables
  Fund shares sold                                                   124,787
  Dividend                                                            18,705
                                                              --------------
    Total assets                                                 240,158,696
                                                              --------------
LIABILITIES
Payables
  Collateral on securities loaned                                  3,240,490
  Fund shares repurchased                                            227,803
  Investment advisory fee                                            127,904
  Transfer agent fee                                                  87,222
  Distribution fee                                                    53,474
  Financial agent fee                                                 18,827
  Trustees' fee                                                        3,745
Accrued expenses                                                      92,721
                                                              --------------
    Total liabilities                                              3,852,186
                                                              --------------
NET ASSETS                                                    $  236,306,510
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  218,566,485
Accumulated net realized loss                                     (6,524,179)
Net unrealized appreciation                                       24,264,204
                                                              --------------
NET ASSETS                                                    $  236,306,510
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $222,149,315)               16,192,889
Net asset value per share                                             $13.72
Offering price per share $13.72/(1-4.75%)                             $14.40
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $14,157,195)                 1,074,302
Net asset value and offering price per share                          $13.18

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME
Interest                                                      $    1,534,364
Dividends                                                          1,076,950
Security lending                                                     108,844
                                                              --------------
    Total investment income                                        2,720,158
                                                              --------------
EXPENSES
Investment advisory fee                                            1,847,122
Distribution fee, Class A                                            623,341
Distribution fee, Class B                                            145,242
Financial agent fee                                                  166,926
Transfer agent                                                       368,426
Printing                                                              35,702
Professional                                                          30,157
Custodian                                                             27,220
Registration                                                          27,216
Trustees                                                              12,765
Miscellaneous                                                          8,918
                                                              --------------
    Total expenses                                                 3,293,035
                                                              --------------
NET INVESTMENT LOSS                                                 (572,877)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (6,139,764)
Net change in unrealized appreciation (depreciation) on
  investments                                                      9,270,385
                                                              --------------
NET GAIN ON INVESTMENTS                                            3,130,621
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    2,557,744
                                                              --------------
                                                              --------------

                       See Notes to Financial Statements                      29

Phoenix Aggressive Growth Fund Series

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Year Ended      Year Ended
                                            10/31/98        10/31/97
                                          -------------   -------------
FROM OPERATIONS
  Net investment loss                     $    (572,877)  $  (1,405,570)
  Net realized gain (loss)                   (6,139,764)     54,155,507
  Net change in unrealized appreciation
    (depreciation)                            9,270,385      (8,722,108)
                                          -------------   -------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                2,557,744      44,027,829
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A               (48,960,572)    (33,833,409)
  Net realized gains, Class B                (2,784,524)     (1,733,847)
  In excess of net realized gains, Class
    A                                          (369,101)             --
  In excess of net realized gains, Class
    B                                           (20,991)             --
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (52,135,188)    (35,567,256)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (2,468,365 and 4,764,191 shares,
    respectively)                            36,742,199      76,429,442
  Net asset value of shares issued from
    reinvestment of distributions
    (3,397,433 and 2,152,050 shares,
    repectively)                             45,837,639      31,462,960
  Cost of shares repurchased (3,976,755
    and 6,476,002 shares, respectively)     (59,756,494)   (103,491,166)
                                          -------------   -------------
Total                                        22,823,344       4,401,236
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares (561,461
    and 787,300 shares, respectively)         8,094,162      12,236,599
  Net asset value of shares issued from
    reinvestment of distributions
    (194,011 and 104,653 shares,
    respectively)                             2,530,269       1,500,729
  Cost of shares repurchased (493,541
    and 711,043 shares, respectively)        (7,177,346)    (10,939,843)
                                          -------------   -------------
Total                                         3,447,085       2,797,485
                                          -------------   -------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                             26,270,429       7,198,721
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS     (23,307,015)     15,659,294
NET ASSETS
  Beginning of period                       259,613,525     243,954,231
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME OF
    $0 AND $0, RESPECTIVELY]              $ 236,306,510   $ 259,613,525
                                          -------------   -------------
                                          -------------   -------------

30                     See Notes to Financial Statements

Phoenix Aggressive Growth Fund Series

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS A
                                           ----------------------------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31
                                           ----------------------------------------------------------------------
                                                 1998           1997           1996           1995           1994
Net asset value, beginning of period       $    17.20     $    16.84     $    16.51     $    13.33     $    14.56
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                  (0.03)         (0.08)(4)      (0.13)(4)       0.06(4)        0.27
  Net realized and unrealized gain
    (loss)                                       0.04           2.95           2.64           4.21          (0.21)
                                                -----          -----          -----          -----          -----
      TOTAL FROM INVESTMENT OPERATIONS           0.01           2.87           2.51           4.27           0.06
                                                -----          -----          -----          -----          -----
LESS DISTRIBUTIONS
  Dividends from net investment income             --             --          (0.02)         (0.19)         (0.22)
  Dividends from net realized gains             (3.46)         (2.51)         (2.16)         (0.90)         (1.07)
  In excess of net realized gains               (0.03)            --             --             --             --
                                                -----          -----          -----          -----          -----
      TOTAL DISTRIBUTIONS                       (3.49)         (2.51)         (2.18)         (1.09)         (1.29)
                                                -----          -----          -----          -----          -----
Change in net asset value                       (3.48)          0.36           0.33           3.18          (1.23)
                                                -----          -----          -----          -----          -----
NET ASSET VALUE, END OF PERIOD             $    13.72     $    17.20     $    16.84     $    16.51     $    13.33
                                                -----          -----          -----          -----          -----
                                                -----          -----          -----          -----          -----
Total return(1)                                  0.38%         19.67%         17.43%         35.14%          0.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $222,149       $246,002       $233,488       $180,288       $140,137

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                             1.21%          1.20%          1.20%          1.29%          1.26%
  Net investment income (loss)                  (0.18)%        (0.53)%        (0.81)%         0.43%          1.97%
Portfolio turnover                                176%           518%           401%           331%           306%

                                                                           CLASS B
                                           ------------------------------------------------------------------------
                                                                                                           FROM
                                                            YEAR ENDED OCTOBER 31                       INCEPTION
                                           -------------------------------------------------------      7/21/94 TO
                                                 1998           1997           1996           1995       10/31/94
Net asset value, beginning of period       $    16.76     $    16.57     $    16.38     $    13.31     $      13.09
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                  (0.12)         (0.20)(4)      (0.25)(4)      (0.12)(4)         0.02
  Net realized and unrealized gain
    (loss)                                       0.03           2.90           2.60           4.26             0.20
                                                -----          -----          -----          -----            -----
      TOTAL FROM INVESTMENT OPERATIONS          (0.09)          2.70           2.35           4.14             0.22
                                                -----          -----          -----          -----            -----
LESS DISTRIBUTIONS
  Dividends from net investment income             --             --             --          (0.17)              --
  Dividends from net realized gains             (3.46)         (2.51)         (2.16)         (0.90)              --
  In excess of net realized gains               (0.03)            --             --             --               --
                                                -----          -----          -----          -----            -----
      TOTAL DISTRIBUTIONS                       (3.49)         (2.51)         (2.16)         (1.07)              --
                                                -----          -----          -----          -----            -----
Change in net asset value                       (3.58)          0.19           0.19           3.07             0.22
                                                -----          -----          -----          -----            -----
NET ASSET VALUE, END OF PERIOD             $    13.18     $    16.76     $    16.57     $    16.38     $      13.31
                                                -----          -----          -----          -----            -----
                                                -----          -----          -----          -----            -----
Total return(1)                                 (0.28)%        18.70%         16.52%         34.15%            1.68%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $14,157        $13,611        $10,466         $2,393             $330

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                             1.96%          1.96%          1.95%          2.04%            1.81%(2)
  Net investment income (loss)                  (0.93)%        (1.28)%        (1.57)%        (0.83)%           1.45%(2)
Portfolio turnover                                176%           518%           401%           331%             306%

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

                       See Notes to Financial Statements                      31

PHOENIX HIGH YIELD FUND SERIES

                        INVESTMENTS AT OCTOBER 31, 1998

                                            MOODY'S        PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)         VALUE
                                          ------------   --------   -------------

CORPORATE BONDS--65.9%

AEROSPACE/DEFENSE--0.4%
Stellex Industries, Inc. Series B 9.50%,
11/1/07.................................      Caa        $  2,000   $   1,850,000

AUTO PARTS & EQUIPMENT--0.9%
Collins & Aikman Products 11.50%,
4/15/06.................................       B            4,440       4,595,400
BROADCASTING (TELEVISION, RADIO & CABLE)--9.0%
CBS Radio, Inc. PIK 11.375%, 1/15/09....       NR          10,002      11,551,974
Fox Kids Worldwide, Inc. 0%,
11/1/07(d)..............................       B           13,100       7,860,000
Fox/Liberty Networks LLC 0%,
8/15/07(d)..............................       B           13,000       8,417,500
Fox/Liberty Networks LLC 8.875%,
8/15/07.................................       B            5,000       4,862,500

Poland Communications, Inc. Series B
9.875%, 11/1/03.........................       B           12,200      11,635,750
                                                                    -------------
                                                                       44,327,724
                                                                    -------------

COMPUTERS (SOFTWARE & SERVICES)--3.4%
Splitrock Services, Inc. 11.75%,
7/15/08(f)..............................       NR           5,000       4,575,000
WAM!NET, Inc. Series B 0%, 3/1/05(d)....       NR          21,000      11,681,250
                                                                    -------------
                                                                       16,256,250
                                                                    -------------

CONTAINERS (METAL & GLASS)--2.0%
Portola Packaging, Inc. Sr. Note 10.75%,
10/1/05.................................       B           10,000       9,800,000

                                            MOODY'S        PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)         VALUE
                                          ------------   --------   -------------

ELECTRONICS (INSTRUMENTATION)--3.7%
Anacomp, Inc. Series B 10.875%,
4/1/04..................................       B         $  7,000   $   6,982,500
Anacomp, Inc. Series D 10.875%,
4/1/04..................................       B            5,200       5,187,000
Samsung Electron America 144A 9.75%,
5/1/03(b)...............................       Ba           2,000       1,747,500
Samsung Electronics Co. 144A 7.45%,
10/1/02(b)..............................       Ba           5,000       4,156,250
                                                                    -------------
                                                                       18,073,250
                                                                    -------------

ENTERTAINMENT--0.4%
Loews Cineplex Entertainment Corp. 144A
8.875%, 8/1/08(b).......................       B            2,000       1,940,000

GAMING, LOTTERY & PARIMUTUEL COMPANIES--2.0%
Horseshoe Gaming LLC Series B 12.75%,
9/30/00.................................       B            5,530       5,861,800

Majestic Star Casino LLC 12.75%,
5/15/03.................................       B            4,000       4,120,000
                                                                    -------------
                                                                        9,981,800
                                                                    -------------

HEALTH CARE (DIVERSIFIED)--1.3%
Global Health Sciences 11%, 5/1/08......      Caa           6,900       6,451,500

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.8%
Schein Pharmaceutical, Inc. 8.467%,
12/15/04(d).............................       B            4,800       4,080,000

MANUFACTURING (DIVERSIFIED)--0.8%
Polymer Group, Inc. Series B 8.75%,
3/1/08..................................       B            4,000       3,760,000

                       See Notes to Financial Statements                      35

Phoenix High Yield Fund Series

                                            MOODY'S        PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)         VALUE
                                          ------------   --------   -------------
MANUFACTURING (SPECIALIZED)--1.4%
Nortek, Inc. 9.875%, 3/1/04.............       B         $  6,850   $   6,747,250
METALS MINING--0.4%
NSM Steel, Ltd. 144A 12.25%,
2/1/08(b)...............................       Ca           8,750       1,750,000

OFFICE EQUIPMENT & SUPPLIES--0.6%
U.S. Office Products Co. 144A 9.75%,
6/15/08(b)..............................       B            3,800       2,964,000

OIL & GAS (DRILLING & EQUIPMENT)--0.8%
Hvide Marine, Inc. 8.375%, 2/15/08......       B            5,500       4,235,000

OIL & GAS (EXPLORATION & PRODUCTION)--5.4%
Bellwether Exploration Co. 10.875%,
4/1/07..................................       B            8,000       7,600,000
Benton Oil & Gas Co. 11.625%, 5/1/03....       B            9,800       8,134,000
Benton Oil & Gas Co. 9.375%, 11/1/07....       B            2,750       1,925,000
Flores & Rucks, Inc. 9.75%, 10/1/06.....       B            2,250       2,314,688
Forcenergy, Inc. Series B 8.50%,
2/15/07.................................       B            7,000       4,908,750
Lomak Petroleum, Inc. 8.75%, 1/15/07....       B            2,000       1,802,500
                                                                    -------------
                                                                       26,684,938
                                                                    -------------

PAPER & FOREST PRODUCTS--1.4%
Buckeye Technologies, Inc. 8%,
10/15/10................................       Ba           7,365       7,125,637

PERSONAL CARE--1.7%
Bally Total Fitness Holding Corp. Series
B 9.875%, 10/15/07......................       B            2,300       2,116,000
Revlon Consumer Products 8.625%,
2/1/06..................................       B            7,050       6,362,625
                                                                    -------------
                                                                        8,478,625
                                                                    -------------

PUBLISHING--1.4%
Outdoor Communications, Inc. 9.25%,
8/15/07.................................       B            6,500       6,695,000

RAILROADS--0.9%
American Commercial Lines LLC 144A
10.25%, 6/30/08(b)......................       B            4,600       4,467,750

SERVICES (COMMERCIAL & CONSUMER)--4.9%
Park 'N View, Inc. 13%, 5/15/08(f)......       B            4,000       3,580,000
United Rentals, Inc. 144A 9.50%,
6/1/08(b)...............................       B            9,125       8,988,125
Sea Containers 7.875%, 2/15/08..........       Ba           8,000       7,570,000

                                            MOODY'S        PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)         VALUE
                                          ------------   --------   -------------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
Williams Scotsman, Inc. 9.875%, 6/1/07..       B         $  3,700   $   3,727,750
                                                                    -------------
                                                                       23,865,875
                                                                    -------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--6.1%
American Cellular Corp. 144A 10.50%,
5/15/08(b)..............................      Caa           4,500       4,275,000

Comcast Cellular Holdings, Inc. Series B
9.50%, 5/1/07...........................       Ba           5,500       5,692,500

Orion Network Systems, Inc. 0%,
1/15/07(d)..............................       B            8,000       4,640,000

Sprint Spectrum L.P. 0%, 8/15/06(d).....      Baa          10,950       9,581,250
Vanguard Cellular Systems 9.375%,
4/15/06.................................       B            5,000       5,550,000
                                                                    -------------
                                                                       29,738,750
                                                                    -------------

TELECOMMUNICATIONS (LONG DISTANCE)--7.3%
KMC Telecom Holdings, Inc. 0%,
2/15/08(d)..............................       NR           8,000       3,840,000
NTL, Inc. Series B 0%, 2/1/06(d)........       B            7,000       5,416,250
NTL, Inc. Series B 10%, 2/15/07(d)......       B            8,000       7,680,000
RCN Corp. 0%, 10/15/07(d)...............       B           17,250       8,970,000
RCN Corp. Series B 0%, 2/15/08(d).......       B           20,525       9,852,000
                                                                    -------------
                                                                       35,758,250
                                                                    -------------

TELEPHONE--7.8%
Global Crossing Holding Ltd. 144A
9.625%, 5/15/08(b)......................       NR          10,730      10,515,400

ICG Holdings, Inc. 0%, 9/15/05(d).......       NR           6,000       4,620,000
InterAmericas Communication Corp. 144A
14%, 10/27/07(b)(g).....................       NR          12,000       6,300,000

Intermedia Communications, Inc. Series B
0%, 7/15/07(d)..........................       B            6,850       4,623,750

Pathnet, Inc. 12.25%, 4/15/08...........       NR           5,825       4,354,188
Teligent, Inc. 11.50%, 12/1/07..........      Caa           5,000       4,150,000
Teligent, Inc. Series B 0%, 3/1/08(d)...      Caa           8,000       3,520,000
                                                                    -------------
                                                                       38,083,338
                                                                    -------------

36                     See Notes to Financial Statements

Phoenix High Yield Fund Series

                                            MOODY'S        PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)         VALUE
                                          ------------   --------   -------------
WASTE MANAGEMENT--1.1%
Allied Waste Industries, Inc. 0%,
6/1/07(d)...............................       B         $  7,500   $   5,625,000
- ---------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $361,955,236)                                        323,335,337
- ---------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--2.9%
First Chicago/Lennar Trust 97-CHL1, E
144A 8.129%, 2/28/11(b).................      B(c)          9,825       8,077,992

Salomon Brothers Mortgage Securities VII
95-C, 1 144A 6.804%, 9/30/08(b).........       B            7,330       5,938,787
- ---------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,206,802)                                          14,016,779
- ---------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.4%

DOMINICAN REPUBLIC--0.3%
Dominican Republic 6.625%, 8/30/24(d)...     B+(c)          2,500       1,562,500

PANAMA--1.9%
Republic of Panama 8.875%, 9/30/27......       Ba          10,000       9,225,000

RUSSIA--0.2%
Russia IAN Series US 6.625%,
12/15/15(d).............................       Ca             497          48,492
Russia Principal Loan PIK interest
capitalization 6.625%, 12/15/20(d)......       NR          14,350       1,130,063
                                                                    -------------
                                                                        1,178,555
                                                                    -------------
- ---------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $21,782,013)                                          11,966,055
- ---------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--21.4%

ARGENTINA--1.3%
Disco SA 144A 9.875%, 5/15/08(b)........       Ba           6,230       4,345,425
Imasac SA 144A 11%, 5/2/05(b)...........       B            3,230       1,857,250
                                                                    -------------
                                                                        6,202,675
                                                                    -------------

BAHAMAS--1.3%
Sun International Hotels 9%, 3/15/07....       Ba           6,000       6,120,000

                                            MOODY'S        PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)         VALUE
                                          ------------   --------   -------------

BERMUDA--0.3%
AES China Generating Co. Yankee 10.125%,
12/15/06................................       Ba        $  2,880   $   1,627,200

BRAZIL--2.4%
Arisco Produtos Alimenticios 144A
10.75%, 5/22/05(b)......................       NR           3,750       2,100,000

Globo Communicacoes Participacoes
10.50%, 12/20/06........................       B            8,000       4,480,000

Globo Communicacoes Co. 144A 10.625%,
12/5/08(b)..............................       B            3,500       1,903,125

Localiza Rent a Car 10.25%, 10/1/05.....       B            8,000       3,200,000
                                                                    -------------
                                                                       11,683,125
                                                                    -------------

CANADA--2.7%
Call-Net Enterprises, Inc. 0%,
8/15/08(d)..............................       B            5,000       2,850,000
Hurricane Hydrocarbons 144A 11.75%,
11/1/04(b)..............................       B            8,000       3,360,000

Metronet Communications Corp. 12%,
8/15/07.................................       B            4,000       4,280,000

Metronet Communications Corp. 0%,
6/15/08(d)..............................       B            4,700       2,632,000
                                                                    -------------
                                                                       13,122,000
                                                                    -------------

CHINA--0.1%
Greater Beijing 144A 9.50%,
6/15/07(b)..............................       Ba           1,650         726,000

CYPRUS--1.6%
American Reefer Co. Ltd. 10.25%,
3/1/08..................................       B           10,000       7,800,000

GREECE--1.6%
Fage Dairy Industries 9%, 2/1/07........       B           10,000       7,762,500

INDONESIA--0.9%
APP Finance VII Mauritius, Ltd. 12%,
12/29/49................................      Caa           7,900       4,522,750

JAPAN--0.3%
IBJ Preferred Capital Co. LLC 144A
8.79%, 12/29/49(b)(d)...................      Baa           1,645       1,318,352

                       See Notes to Financial Statements                      37

Phoenix High Yield Fund Series

                                            MOODY'S        PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)         VALUE
                                          ------------   --------   -------------
MEXICO--2.7%
Altos Hornos de Mexico Series B 11.875%,
4/30/04.................................       B         $  7,000   $   3,543,750
Copamex Industrias SA Series B 11.375%,
4/30/04.................................       NR           8,000       6,900,000
Innova S DE R.L. 12.875%, 4/1/07........       B            5,000       2,825,000
                                                                    -------------
                                                                       13,268,750
                                                                    -------------

NETHERLANDS--1.0%
Netia Holdings BV Series B 0%,
11/1/07(d)..............................       B            9,750       4,875,000
POLAND--0.9%
Poland Telecom Finance Series B 14%,
12/1/07.................................       B            5,000       4,500,000

UNITED KINGDOM--4.3%
Bridas Corp 12.50%, 11/15/99............       Ba           6,500       6,597,500
Esprit Telecom Group PLC 11.50%,
12/15/07................................      Caa          10,000       9,000,000
RSL Communications PLC 0%, 3/1/08(d)....       B            6,775       3,252,000
Telewest Communications PLC 9.625%,
10/1/06.................................       B            2,500       2,450,000
                                                                    -------------
                                                                       21,299,500
                                                                    -------------
- ---------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $141,707,850)                                        104,827,852
- ---------------------------------------------------------------------------------
FOREIGN CONVERTIBLE BONDS--0.6%
RUSSIA--0.6%
Lukinter Finance Lukoil Cv. 3.50%,
5/6/02..................................     CC(c)          1,000         345,000
Lukinter Finance Lukoil Cv. 144A 1%,
11/3/03(b)..............................     CC(c)          9,500       2,422,500
- ---------------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $10,111,383)                                           2,767,500
- ---------------------------------------------------------------------------------

                                                                SHARES     VALUE
                                                                --  -------------

PREFERRED STOCKS--0.7%

PAPER & FOREST PRODUCTS--0.7%
SD Warren Co. Series B Pfd. PIK 14%........                     115,000 $   3,477,748
- ---------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $2,421,900)                                            3,477,748
- ---------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS--0.2%

BROADCASTING (TELEVISION, RADIO & CABLE)--0.2%
Granite Broadcasting Corp. Cv. Pfd.
$1.938.....................................                     30,000       870,000
- ---------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $2,025,000)                                              870,000
- ---------------------------------------------------------------------------------

COMMON STOCKS--0.0%

PUBLISHING--0.0%
Sullivan Holdings, Inc. Class C(e).........                     76              0
- ---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $357,881)                                                      0
- ---------------------------------------------------------------------------------

WARRANTS--0.1%

KMC Telecom Holdings, Inc. 144A
Warrants(b)(e)..........................                                       8,000          20,000
Metronet Communications 144A Warrants
(Canada)(b)(e)..........................                                       4,000         154,805

Orion Network Systems, Inc.
Warrants(e).............................                                       8,000          48,000
Pathnet, Inc. 144A Warrants(b)(e).......                                       5,825           5,825
- ----------------------------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $106,429)                                                                   228,630
- ----------------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--94.2%
(IDENTIFIED COST $553,674,494)                                                           461,489,901
- ----------------------------------------------------------------------------------------------------

38                     See Notes to Financial Statements

Phoenix High Yield Fund Series

                                            STANDARD
                                            & POOR'S       PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)        VALUE
                                          ------------   --------   ------------

SHORT-TERM OBLIGATIONS--3.2%

COMMERCIAL PAPER--3.2%
Donnelley (R.R.) & Sons Co. 5.60%
11/2/98.................................      A-1        $  8,180   $  8,178,728

Lexington Parker Capital Co. LLC 5.60%,
11/2/98.................................      A-1           2,750      2,749,560

Du Pont (E.I.) de Nemours & Co. 5.15%,
11/13/98................................      A-1+          3,000      2,994,850

Receivables Capital Corp. 5.20%,
11/13/98................................      A-1+          1,977      1,973,573
                                                                    ------------
                                                                      15,896,711
                                                                    ------------
- --------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $15,896,711)                                         15,896,711
- --------------------------------------------------------------------------------

TOTAL INVESTMENTS--97.4%
(IDENTIFIED COST $569,571,205)                                         477,386,612(a)
Cash and receivables, less liabilities--2.6%                            12,967,629
                                                                    --------------
NET ASSETS--100.0%                                                  $  490,354,241
                                                                    --------------
                                                                    --------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $5,588,720 and gross depreciation of $99,658,747 for federal income tax purposes. At October 31, 1998, the aggregate cost of securities for federal income tax purposes was $571,456,639.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities amounted to a value of $79,334,086 or 16.2% of net assets.
(c)  As rated by Standard & Poor's, Duff & Phelps or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Non-income producing.
(f)  Warrants incorporated as a unit.
(g)  Rights incorporated as a unit.

                       See Notes to Financial Statements                      39

Phoenix High Yield Fund Series

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998

ASSETS
Investment securities at value
  (Identified cost $569,571,205)                              $  477,386,612
Cash                                                               4,283,169
Receivables
  Interest and dividends                                          13,871,623
  Investment securities sold                                       3,750,361
  Fund shares sold                                                   867,926
                                                              --------------
    Total assets                                                 500,159,691
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  8,207,773
  Fund shares repurchased                                            802,426
  Investment advisory fee                                            267,963
  Transfer agent fee                                                 180,433
  Distribution fee                                                   142,403
  Financial agent fee                                                 25,307
  Trustees' fee                                                        3,598
Accrued expenses                                                     175,547
                                                              --------------
    Total liabilities                                              9,805,450
                                                              --------------
NET ASSETS                                                    $  490,354,241
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  644,444,747
Undistributed net investment income                                2,545,859
Accumulated net realized loss                                    (64,451,772)
Net unrealized depreciation                                      (92,184,593)
                                                              --------------
NET ASSETS                                                    $  490,354,241
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $427,659,329)               56,613,494
Net asset value per share                                              $7.55
Offering price per share $7.55/(1-4.75%)                               $7.93
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $61,025,552)                 8,112,928
Net asset value and offering price per share                           $7.52
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,669,360)                    221,337
Net asset value and offering price per share                           $7.54

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME
Interest                                                      $   60,651,872
Dividends                                                          1,599,300
                                                              --------------
    Total investment income                                       62,251,172
                                                              --------------
EXPENSES
Investment advisory fee                                            3,942,021
Distribution fee, Class A                                          1,347,936
Distribution fee, Class B                                            664,341
Distribution fee, Class C                                              8,299
Financial agent fee                                                  268,620
Transfer agent                                                       773,200
Printing                                                             115,257
Registration                                                          91,674
Professional                                                          42,353
Custodian                                                             40,963
Trustees                                                              16,341
Miscellaneous                                                         14,523
                                                              --------------
    Total expenses                                                 7,325,528
                                                              --------------
NET INVESTMENT INCOME                                             54,925,644
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (2,965,994)
Net change in unrealized appreciation (depreciation) on
  investments                                                    (98,402,826)
                                                              --------------
NET LOSS ON INVESTMENTS                                         (101,368,820)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (46,443,176)
                                                              --------------
                                                              --------------

40                     See Notes to Financial Statements

Phoenix High Yield Fund Series

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Year Ended      Year Ended
                                            10/31/98        10/31/97
                                          -------------   -------------
FROM OPERATIONS
  Net investment income                   $  54,925,644   $  49,787,651
  Net realized gain (loss)                   (2,965,994)     43,737,254
  Net change in unrealized appreciation
    (depreciation)                          (98,402,826)    (14,877,655)
                                          -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               (46,443,176)     78,647,250
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A            (48,737,532)    (47,205,499)
  Net investment income, Class B             (5,729,283)     (3,142,933)
  Net investment income, Class C                (77,895)             --
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (54,544,710)    (50,348,432)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (14,608,985 and 19,095,734 shares,
    respectively)                           131,624,797     171,457,073
  Net asset value of shares issued from
    reinvestment of distributions
    (2,974,231 and 2,704,031 shares,
    respectively)                            26,360,963      24,329,132
  Cost of shares repurchased (19,613,171
    and 21,233,985 shares, respectively)   (175,549,018)   (191,152,369)
                                          -------------   -------------
Total                                       (17,563,258)      4,633,836
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares
    (4,637,394 and 4,404,860 shares,
    respectively)                            41,776,158      39,804,503
  Net asset value of shares issued from
    reinvestment of distributions
    (251,098 and 142,554 shares,
    respectively)                             2,210,523       1,286,205
  Cost of shares repurchased (2,529,603
    and 1,757,872 shares, respectively)     (22,197,043)    (15,793,311)
                                          -------------   -------------
Total                                        21,789,638      25,297,397
                                          -------------   -------------
CLASS C
  Proceeds from sales of shares (276,001
    and 0 shares, respectively)               2,487,472              --
  Net asset value of shares issued from
    reinvestment of distributions
    (3,918 and 0 shares, respectively)           33,626              --
  Cost of shares repurchased (58,582 and
    0 shares, respectively)                    (495,138)             --
                                          -------------   -------------
Total                                         2,025,960              --
                                          -------------   -------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                              6,252,340      29,931,233
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS     (94,735,546)     58,230,051
NET ASSETS
  Beginning of period                       585,089,787     526,859,736
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME OF
    $2,545,859 AND $1,920,695,
    RESPECTIVELY]                         $ 490,354,241   $ 585,089,787
                                          -------------   -------------
                                          -------------   -------------

                       See Notes to Financial Statements                      41

Phoenix High Yield Fund Series

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS A
                                       ----------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31
                                       ----------------------------------------------------------------------
                                             1998           1997           1996           1995           1994
Net asset value, beginning of period   $     9.09     $     8.63     $     8.17     $     8.11     $     9.11
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                      0.83           0.80           0.78           0.80           0.76
  Net realized and unrealized gain
    (loss)                                  (1.56)          0.46           0.46           0.04          (0.97)
                                            -----          -----          -----          -----          -----
      TOTAL FROM INVESTMENT
        OPERATIONS                          (0.73)          1.26           1.24           0.84          (0.21)
                                            -----          -----          -----          -----          -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.81)         (0.80)         (0.78)         (0.78)         (0.76)
  Tax return of capital                        --             --             --             --          (0.03)
                                            -----          -----          -----          -----          -----
      TOTAL DISTRIBUTIONS                   (0.81)         (0.80)         (0.78)         (0.78)         (0.79)
                                            -----          -----          -----          -----          -----
Change in net asset value                   (1.54)          0.46           0.46           0.06          (1.00)
                                            -----          -----          -----          -----          -----
NET ASSET VALUE, END OF PERIOD         $     7.55     $     9.09     $     8.63     $     8.17     $     8.11
                                            -----          -----          -----          -----          -----
                                            -----          -----          -----          -----          -----
Total return(1)                             (8.97)%        15.03%         15.95%         11.19%         (2.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $427,659       $532,906       $501,265       $507,855       $531,773

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.12%          1.11%          1.17%          1.21%          1.19%
  Net investment income                      9.13%          8.76%          9.21%         10.01%          9.01%
Portfolio turnover                            103%           167%           162%           147%           222%

                                                                      CLASS B                                      CLASS C
                                       ----------------------------------------------------------------------     ----------
                                                                                                      FROM           FROM
                                                        YEAR ENDED OCTOBER 31                      INCEPTION      INCEPTION
                                       -------------------------------------------------------     2/16/94 TO     2/27/98 TO
                                             1998           1997           1996           1995      10/31/94       10/31/98
Net asset value, beginning of period   $     9.07     $     8.63     $     8.19     $     8.13     $     9.38     $     9.31
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                      0.76           0.73           0.71           0.72           0.54           0.50
  Net realized and unrealized gain
    (loss)                                  (1.55)          0.46           0.45           0.07          (1.25)         (1.76)
                                            -----          -----          -----          -----          -----          -----
      TOTAL FROM INVESTMENT
        OPERATIONS                          (0.79)          1.19           1.16           0.79          (0.71)         (1.26)
                                            -----          -----          -----          -----          -----          -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.76)         (0.75)         (0.72)         (0.73)         (0.52)         (0.51)
  Tax return of capital                        --             --             --             --          (0.02)            --
                                            -----          -----          -----          -----          -----          -----
      TOTAL DISTRIBUTIONS                   (0.76)         (0.75)         (0.72)         (0.73)         (0.54)         (0.51)
                                            -----          -----          -----          -----          -----          -----
Change in net asset value                   (1.55)          0.44           0.44           0.06          (1.25)         (1.77)
                                            -----          -----          -----          -----          -----          -----
NET ASSET VALUE, END OF PERIOD         $     7.52     $     9.07     $     8.63     $     8.19     $     8.13     $     7.54
                                            -----          -----          -----          -----          -----          -----
                                            -----          -----          -----          -----          -----          -----
Total return(1)                             (9.61)%        14.18%         14.88%         10.44%         (7.67)%(3)     (14.09)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $61,026        $52,184        $25,595        $12,331         $6,056         $1,669

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.88%          1.86%          1.92%          1.97%          1.80%(2)       1.88%(2)
  Net investment income                      8.46%          8.00%          8.47%          9.18%          9.12%(2)       8.94%(2)
Portfolio turnover                            103%           167%           162%           147%           222%           103%

(1)  Maximum sales load is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.

42                     See Notes to Financial Statements

PHOENIX U.S. GOVERNMENT SECURITIES FUND SERIES

                        INVESTMENTS AT OCTOBER 31, 1998

                                            STANDARD
                                            & POOR'S       PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)         VALUE
                                          ------------   --------   -------------

U.S. GOVERNMENT SECURITIES--36.3%

U.S. TREASURY BONDS--10.6%
U.S. Treasury Bonds 5.50%, 8/15/28......      AAA        $ 19,500   $  20,519,852

U.S. TREASURY NOTES--25.7%
U.S. Treasury Notes 4.50%, 9/30/00......      AAA           1,500       1,507,309
U.S. Treasury Notes 5.375%, 6/30/03.....      AAA          31,750      33,155,592
U.S. Treasury Notes 5.625%, 5/15/08.....      AAA          14,000      15,077,346
                                                                    -------------
                                                                       49,740,247
                                                                    -------------
- ---------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $71,516,217)                                          70,260,099
- ---------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--5.3%

Fannie Mae 10%, 5/25/04.................      AAA           1,950       2,043,545
Fannie Mae 5.50%, 10/25/04..............      AAA             820         816,260
Fannie Mae 6.75%, 5/25/19...............      AAA           1,000       1,023,380
Fannie Mae 6.75%, 6/25/21...............      AAA           1,000       1,020,352
GNMA 8%, 9/15/05........................      AAA             104         107,876
GNMA 8%, 9/15/06........................      AAA              20          20,547
GNMA 8.50%, '01-'22.....................      AAA             266         270,926
GNSF 6%, 9/15/28........................      AAA           5,014       4,968,155
- ---------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,171,614)                                          10,271,041
- ---------------------------------------------------------------------------------
MUNICIPAL BONDS--15.1%
CALIFORNIA--3.5%
San Francisco City & County
Redevelopment Agency Revenue Taxable
9.75%, 6/1/13(c)(h).....................      AAA           4,800       6,642,000

GEORGIA--2.9%
Atlanta Downtown Development Authority
Lease Revenue Taxable 6.875%,
2/1/21(e)(h)............................      AAA           5,100       5,680,125
ILLINOIS--3.3%
Chicago Public Building Commission
Special Obligation Taxable 6.25%,
1/1/99(c)...............................      AAA           2,000       2,004,520

                                            STANDARD
                                            & POOR'S       PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)         VALUE
                                          ------------   --------   -------------
ILLINOIS--CONTINUED

Chicago Public Building Commission
Special Obligation Taxable 6.65%,
1/1/01(c)...............................      AAA        $  1,000   $   1,033,750

Chicago Public Building Commission
Special Obligation Taxable 7%,
1/1/06(c)...............................      AAA           2,000       2,177,500

Chicago Public Building Commission
Special Obligation Taxable 7%,
1/1/07(c)...............................      AAA           1,050       1,145,812
                                                                    -------------
                                                                        6,361,582
                                                                    -------------

MASSACHUSETTS--1.4%
Massachusetts Port Authority Revenue
Taxable 6.35%, 7/1/06...................      AA-           1,000       1,052,500

Massachusetts Port Authority Revenue
Taxable 6.45%, 7/1/09...................      AA-           1,575       1,681,313
                                                                    -------------
                                                                        2,733,813
                                                                    -------------

PENNSYLVANIA--4.0%
Harristown Development Corporation
Special Obligation Taxable 6.15%,
2/1/16(h)...............................     Aaa(f)         5,000       5,018,750

Pittsburgh Pension Taxable Series A
6.25%, 3/1/11...........................      AAA           2,665       2,754,944
                                                                    -------------
                                                                        7,773,694
                                                                    -------------
- ---------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $26,942,135)                                          29,191,214
- ---------------------------------------------------------------------------------

CORPORATE BONDS--2.9%

GAMING, LOTTERY & PARIMUTUEL COMPANIES--2.9%
Mashantucket Pequot Revenue 144A 6.91%,
9/1/12(b)(h)............................      AAA           5,100       5,508,000
- ---------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $5,170,074)                                            5,508,000
- ---------------------------------------------------------------------------------

                       See Notes to Financial Statements                      45

Phoenix U.S. Government Securities Fund Series

                                            STANDARD
                                            & POOR'S       PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)         VALUE
                                          ------------   --------   -------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--28.5%

CS First Boston Corp. 97-C2, D 6.55%,
11/17/07................................      AAA        $  5,000   $   5,088,281
CS First Boston Corp. 144A 97-SPCE, D
7.332%, 4/20/08(b)......................     BBB(f)         4,928       4,998,840

CS First Boston Corp. 98-C1, A1B 6.48%,
5/17/08.................................      AAA           1,500       1,522,031

ContiMortgage Home Equity Loan Trust
98-1, B 7.86%, 4/15/29(h)...............      BBB-          1,470       1,479,188

IMPAC CMB Trust 98-2, M3 7.25%,
4/25/28(g)..............................      A(f)          2,080       2,112,891
Merrill Lynch Mortgage Investors, Inc.
96-C2, C 6.96%, 11/21/28(h).............      A(f)          9,000       9,167,344

Morgan Stanley Capital I 98-WF2, C
6.77%, 6/15/08..........................      A(f)          7,000       6,847,969
Mortgage Capital Funding, Inc. 96-MC2,
A3 7.008%, 9/20/06(c)(h)................     Aaa(f)         8,550       8,926,735
PNC Mortgage Securities Corp. 96-3, A5
8%, 12/25/26............................     Aaa(f)         4,544       4,631,839

                                            STANDARD
                                            & POOR'S       PAR
                                             RATING       VALUE
                                          (Unaudited)     (000)         VALUE
                                          ------------   --------   -------------

Residential Funding Mortgage Securities
I 96-S3, A5 7.25%, 1/25/26..............      AAA        $  5,362   $   5,458,879

Residential Funding Mortgage Securities
I 96-S4, A13 7.25%, 2/25/26.............      AAA           4,853       4,945,900
- ---------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $55,336,387)                                          55,179,897
- ---------------------------------------------------------------------------------

                                                          SHARES
                                                         --------

PREFERRED STOCKS--10.5%

REITS--10.5%
Home Ownership Funding 2, Step-down Pfd.
144A 13.338%(b)(d)(h)...................                   20,722      20,318,149
- ---------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $19,291,060)                                          20,318,149
- ---------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $188,427,487)                                     190,728,400(a)
Cash and receivables, less liabilities--1.4%                         2,801,873
                                                                --------------
NET ASSETS--100.0%                                              $  193,530,273
                                                                --------------
                                                                --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,980,591 and gross depreciation of $1,689,834 for federal income tax purposes. At October 31, 1998, the aggregate cost of securities for federal income tax purposes was $188,437,643.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998 these securities amounted to a value of $30,824,989 or 15.9% of net assets.
(c)  These bonds are fully defeased by U.S. Government Treasury Obligations.
(d)  Dividend payments backed by FHLMC ("Freddie Mac") Participation
     Certificates.
(e)  The revenue from this security is backed by the U.S. Government.
(f)  As rated by Moody's, Fitch or Duff & Phelps.
(g) Variable or step coupon security; interest rate shown reflects rate currently in effect.
(h)  All or a portion segregated as collateral.

46                     See Notes to Financial Statements

Phoenix U.S. Government Securities Fund Series

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998

ASSETS
Investment securities at value
  (Identified cost $188,427,487)                              $  190,728,400
Cash                                                               1,422,920
Receivables
  Interest and dividends                                           2,180,306
  Investment securities sold                                      53,347,295
  Fund shares sold                                                   102,615
                                                              --------------
    Total assets                                                 247,781,536
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                 53,779,383
  Fund shares repurchased                                            171,780
  Transfer agent fee                                                  77,798
  Investment advisory fee                                             74,863
  Distribution fee                                                    49,620
  Financial agent fee                                                 13,620
  Trustees' fee                                                        3,655
Accrued expenses                                                      80,544
                                                              --------------
    Total liabilities                                             54,251,263
                                                              --------------
NET ASSETS                                                    $  193,530,273
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  199,063,044
Undistributed net investment income                                  503,407
Accumulated net realized loss                                     (8,337,091)
Net unrealized appreciation                                        2,300,913
                                                              --------------
NET ASSETS                                                    $  193,530,273
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $180,628,092)               18,375,931
Net asset value per share                                              $9.83
Offering price per share $9.83/(1-4.75%)                              $10.32
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $12,902,181)                 1,321,128
Net asset value and offering price per share                           $9.77

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME
Interest                                                      $   10,755,728
Dividends                                                          1,206,985
Security lending                                                       8,752
                                                              --------------
    Total investment income                                       11,971,465
                                                              --------------
EXPENSES
Investment advisory fee                                              833,864
Distribution fee, Class A                                            444,995
Distribution fee, Class B                                             73,051
Financial agent fee                                                  127,170
Transfer agent                                                       297,689
Printing                                                              33,695
Custodian                                                             29,911
Professional                                                          27,997
Registration                                                          18,457
Trustees                                                              12,675
Miscellaneous                                                          9,030
                                                              --------------
    Total expenses                                                 1,908,534
                                                              --------------
NET INVESTMENT INCOME                                             10,062,931
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    4,600,713
Net change in unrealized appreciation (depreciation)
  on investments                                                    (337,053)
                                                              --------------
NET GAIN ON INVESTMENTS                                            4,263,660
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $   14,326,591
                                                              --------------
                                                              --------------

                       See Notes to Financial Statements                      47

Phoenix U.S. Government Securities Fund Series

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Year Ended      Year Ended
                                            10/31/98        10/31/97
                                          -------------   -------------
FROM OPERATIONS
  Net investment income                   $  10,062,931   $  11,039,672
  Net realized gain                           4,600,713         517,260
  Net change in unrealized appreciation
    (depreciation)                             (337,053)      2,715,533
                                          -------------   -------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                               14,326,591      14,272,465
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A            (10,374,488)    (10,634,100)
  Net investment income, Class B               (383,148)       (259,835)
  In excess of net investment income,
    Class A                                    (466,829)             --
  In excess of net investment income,
    Class B                                     (17,241)             --
                                          -------------   -------------

  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (11,241,706)    (10,893,935)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (4,455,347 and 2,629,037 shares,
    respectively)                            43,833,411      24,689,395
  Net asset value of shares issued from
    reinvestment of distributions
    (659,479 and 639,861 shares,
    respectively)                             6,426,680       6,046,315
  Cost of shares repurchased (5,613,314
    and 6,412,210 shares, respectively)     (54,907,874)    (60,334,761)
                                          -------------   -------------
Total                                        (4,647,783)    (29,599,051)
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares
    (1,026,865 and 165,395 shares,
    respectively)                            10,046,636       1,565,869
  Net asset value of shares issued from
    reinvestment of distributions
    (23,348 and 16,313 shares,
    respectively)                               226,393         153,651
  Cost of shares repurchased (283,214
    and 143,485 shares, respectively)        (2,751,425)     (1,354,825)
                                          -------------   -------------
Total                                         7,521,604         364,695
                                          -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                        2,873,821     (29,234,356)
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS       5,958,706     (25,855,826)
NET ASSETS
  Beginning of period                       187,571,567     213,427,393
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME OF $503,407
    AND $694,705, RESPECTIVELY]           $ 193,530,273   $ 187,571,567
                                          -------------   -------------
                                          -------------   -------------

48                     See Notes to Financial Statements

Phoenix U.S. Government Securities Fund Series

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS A
                                       ----------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31
                                       ----------------------------------------------------------------------
                                             1998           1997           1996           1995           1994
Net asset value, beginning of period   $     9.66     $     9.47     $     9.60     $     8.88     $     9.87
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                      0.59           0.55           0.52           0.55           0.64
  Net realized and unrealized gain
    (loss)                                   0.18           0.17          (0.15)          0.72          (1.02)
                                            -----          -----          -----          -----          -----
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.77           0.72           0.37           1.27          (0.38)
                                            -----          -----          -----          -----          -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.57)         (0.53)         (0.50)         (0.55)         (0.45)
  Dividends from net realized gains            --             --             --             --          (0.02)
  In excess of net investment income        (0.03)            --             --             --             --
  Tax return of capital                        --             --             --             --          (0.14)
                                            -----          -----          -----          -----          -----
      TOTAL DISTRIBUTIONS                   (0.60)         (0.53)         (0.50)         (0.55)         (0.61)
                                            -----          -----          -----          -----          -----
Change in net asset value                    0.17           0.19          (0.13)          0.72          (0.99)
                                            -----          -----          -----          -----          -----
NET ASSET VALUE, END OF PERIOD         $     9.83     $     9.66     $     9.47     $     9.60     $     8.88
                                            -----          -----          -----          -----          -----
                                            -----          -----          -----          -----          -----
Total return(1)                              8.16%          7.85%          4.05%         14.81%         (3.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $180,628       $182,250       $208,552       $235,879       $262,157

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.00%          0.98%          1.03%          0.99%          0.98%
  Net investment income                      5.46%          5.63%          5.55%          6.01%          5.92%
Portfolio turnover                            290%           377%           379%           178%           101%

                                                                         CLASS B
                                       ---------------------------------------------------------------------------
                                                        YEAR ENDED OCTOBER 31                      FROM INCEPTION
                                       -------------------------------------------------------       2/24/94 TO
                                             1998           1997           1996           1995        10/31/94
Net asset value, beginning of period   $     9.60     $     9.45     $     9.58     $     8.86     $          9.61
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                      0.52           0.47           0.44           0.48                0.39
  Net realized and unrealized gain
    (loss)                                   0.18           0.17          (0.14)          0.72               (0.75)
                                            -----          -----          -----          -----               -----
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.70           0.64           0.30           1.20               (0.36)
                                            -----          -----          -----          -----               -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.51)         (0.49)         (0.43)         (0.48)              (0.30)
  Dividends from net realized gains            --             --             --             --                  --
  In excess of net investment income        (0.02)            --             --             --                  --
  Tax return of capital                        --             --             --             --               (0.09)
                                            -----          -----          -----          -----               -----
      TOTAL DISTRIBUTIONS                   (0.53)         (0.49)         (0.43)         (0.48)              (0.39)
                                            -----          -----          -----          -----               -----
Change in net asset value                    0.17           0.15          (0.13)          0.72               (0.75)
                                            -----          -----          -----          -----               -----
NET ASSET VALUE, END OF PERIOD         $     9.77     $     9.60     $     9.45     $     9.58     $          8.86
                                            -----          -----          -----          -----               -----
                                            -----          -----          -----          -----               -----
Total return(1)                              7.48%          6.94%          3.39%         13.82%              (3.83)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $12,902         $5,321         $4,875         $3,655              $1,238

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.75%          1.71%          1.78%          1.73%               2.00%(2)
  Net investment income                      4.74%          4.91%          4.79%          5.23%               4.49%(2)
Portfolio turnover                            290%           377%           379%           178%               101%

(1)  Maximum sales load is not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.

                       See Notes to Financial Statements                      49

PHOENIX MONEY MARKET FUND SERIES

                        INVESTMENTS AT OCTOBER 31, 1998

  FACE
 VALUE                                                INTEREST    RESET
 (000)                    DESCRIPTION                   RATE      DATE          VALUE
- --------    ----------------------------------------  --------  ---------   -------------

FEDERAL AGENCY SECURITIES--VARIABLE(b)--25.5%

   4,500    FFCB (final maturity 4/1/99)............     4.793%  11/1/98    $   4,500,000
  10,500    FFCB (final maturity 7/24/00)...........     5.29    11/1/98       10,502,048
     408    SBA (final maturity 1/25/21)............     5.75    11/1/98          407,108
   3,000    Fannie Mae (final maturity 4/9/99)......     4.64    11/3/98        2,999,347
   5,000    SLMA (final maturity 2/8/99)............     4.38    11/3/98        5,000,000
   2,000    SLMA (final maturity 2/22/99)...........     4.37    11/3/98        2,000,000
   3,000    SLMA (final maturity 3/7/01)............     4.43    11/3/98        3,000,000
   3,000    Fannie Mae (final maturity 11/9/98).....     4.67    11/9/98        2,999,981
   3,500    SLMA (final maturity 11/10/98)..........     4.36   11/10/98        3,499,954
   3,000    Fannie Mae (final maturity 12/14/98)....     5.137  12/14/98        2,999,806
   4,000    Fannie Mae (final maturity 9/17/99).....     5.32   12/17/98        3,997,896
     592    SBA (final maturity 5/25/21)............     5.75    1/1/99           590,872
   2,969    SBA (final maturity 4/15/22)............     5.75    1/1/99         2,968,840
   2,811    SBA (final maturity 10/25/22)...........     5.75    1/1/99         2,807,595
   2,973    SBA (final maturity 2/25/23)............     5.75    1/1/99         2,973,186
   3,598    SBA (final maturity 9/25/23)............     5.625   1/1/99         3,594,500
- -----------------------------------------------------------------------------------------
                                                                               54,841,133
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE
- -----------------------------------------------------------------------------------------

                                                        STANDARD
                                                        & POOR'S
                                                         RATING                MATURITY
                                                      (Unaudited)                DATE
                                                      ------------             ---------

COMMERCIAL PAPER--60.4%

   1,383    Albertson's, Inc........................      A-1           5.12    11/2/98        1,382,803
   1,900    Du Pont (E.I.) de Nemours & Co..........      A-1+          5.23    11/3/98        1,899,448

                                                        STANDARD
  FACE                                                  & POOR'S
 VALUE                                                   RATING      INTEREST  MATURITY
 (000)                    DESCRIPTION                 (Unaudited)      RATE      DATE          VALUE
- --------    ----------------------------------------  ------------   --------  ---------   -------------
   1,700    Preferred Receivables Funding Corp......      A-1           5.26 %  11/3/98    $   1,699,503
   2,000    AlliedSignal, Inc.......................      A-1           5.35    11/4/98        1,999,108
   3,000    Corporate Receivables Corp..............      A-1+          5.51    11/4/98        2,998,622
     500    Coca-Cola Co............................      A-1+          5.47    11/5/98          499,696
   3,250    Corporate Receivables Corp..............      A-1+          5.50    11/5/98        3,248,014
   2,725    Exxon Imperial U.S., Inc................      A-1+          5.13    11/5/98        2,723,447
   3,000    Exxon Imperial U.S., Inc................      A-1+          5.18    11/6/98        2,997,842
   3,500    Lexington Parker Capital Co. LLC........      A-1           5.30    11/6/98        3,497,424
   2,000    SBC Communications, Inc.................      A-1+          5.70    11/6/98        1,998,417
   1,000    AlliedSignal, Inc.......................      A-1           5.45    11/9/98          998,789
   2,500    Asset Securitization Corp...............      A-1+          5.35   11/12/98        2,495,913
   2,300    Associates Corporation of North
            America.................................      A-1+          5.52   11/13/98        2,300,000
   2,500    Albertson's, Inc........................      A-1           5.12   11/16/98        2,494,667
   2,000    Enterprise Funding Corp.................      A-1+          5.47   11/16/98        1,995,442
   1,325    Preferred Receivables Funding Corp......      A-1           5.25   11/17/98        1,321,908
   1,795    Receivables Capital Corp................      A-1+          5.21   11/17/98        1,790,844
   2,500    AlliedSignal, Inc.......................      A-1           5.45   11/18/98        2,493,566
   1,405    AlliedSignal, Inc.......................      A-1           5.45   11/19/98        1,401,171

52                     See Notes to Financial Statements

Phoenix Money Market Fund Series

                                                        STANDARD
  FACE                                                  & POOR'S
 VALUE                                                   RATING      INTEREST  MATURITY
 (000)                    DESCRIPTION                 (Unaudited)      RATE      DATE          VALUE
- --------    ----------------------------------------  ------------   --------  ---------   -------------
   2,275    Preferred Receivables Funding Corp......      A-1           5.48 % 11/19/98    $   2,268,766
   1,000    General Re Corp.........................      A-1+          5.27   11/20/98          997,219
   2,220    General Re Corp.........................      A-1+          5.47   11/20/98        2,213,591
   3,735    Colgate-Palmolive Co....................      A-1           5.41   11/25/98        3,721,529
   3,500    Corporate Asset Funding Co., Inc........      A-1+          5.51   11/25/98        3,487,143
   3,500    Enterprise Funding Corp.................      A-1+          5.50   11/27/98        3,486,097
   2,200    AlliedSignal, Inc.......................      A-1           5.43   11/30/98        2,190,377
     775    Private Export Funding Corp.............      A-1+          5.18    12/3/98          771,431
   3,500    General Electric Capital Corp. (final
            maturity 6/4/99)(c).....................      A-1+          5.459   12/4/98        3,500,223
   2,500    Goldman, Sachs & Co.....................      A-1+          5.30   12/11/98        2,485,278
   2,500    General Electric Capital Corp...........      A-1+          5.21   12/15/98        2,500,000
     300    Preferred Receivables Funding Corp......      A-1           5.20   12/21/98          297,833
   1,300    Minnesota Mining and Manufacturing
            Co......................................      A-1+          5.35   12/22/98        1,290,147
   3,281    Greenwich Funding Corp..................      A-1+          5.52   12/31/98        3,250,815
   3,650    Greenwich Funding Corp..................      A-1+          5.50    1/4/99         3,614,311
   2,790    Preferred Receivables Funding Corp......      A-1           5.25    1/8/99         2,762,332
   2,500    Corporate Asset Funding Co., Inc........      A-1+          5.33    1/11/99        2,473,720
   2,500    Corporate Asset Funding Co., Inc........      A-1+          5.15    1/12/99        2,474,250

                                                        STANDARD
  FACE                                                  & POOR'S
 VALUE                                                   RATING      INTEREST  MATURITY
 (000)                    DESCRIPTION                 (Unaudited)      RATE      DATE          VALUE
- --------    ----------------------------------------  ------------   --------  ---------   -------------
   4,710    Citigroup Co............................      A-1+          5.20 %  1/14/99    $   4,659,655
   2,000    Greenwich Funding Corp..................      A-1+          5.36    1/14/99        1,977,964
   3,000    Corporate Receivables Corp..............      A-1+          5.22    1/21/99        2,964,765
   3,410    Lexington Parker Capital Co. LLC........      A-1           5.26    1/22/99        3,369,144
   2,500    Lexington Parker Capital Co. LLC........      A-1           5.42    1/27/99        2,467,254
   2,345    Associates Corporation of North
            America.................................      A-1+          5.04    1/29/99        2,315,781
   2,500    Merrill Lynch & Co., Inc................      A-1+          5.10    1/29/99        2,468,479
   3,000    Marsh & McLennan Co.....................      A-1+          5.50    2/8/99         2,954,625
   1,500    Corporate Receivables Corp..............      A-1+          5.15    2/10/99        1,478,327
   2,500    Beta Finance, Inc.......................      A-1+          5.27    2/18/99        2,460,109
   2,500    Goldman, Sachs & Co.....................      A-1+          5.08    2/24/99        2,459,431
   3,000    Goldman, Sachs & Co.....................      A-1+          5.18    2/24/99        2,950,358
   3,500    Goldman, Sachs & Co.....................      A-1+          5.24    2/26/99        3,440,395
   1,275    Enterprise Funding Corp.................      A-1+          5.22    3/15/99        1,250,227
   2,500    Beta Finance, Inc.......................      A-1+          5.73    3/16/99        2,499,992
   2,000    Corporate Asset Funding Co., Inc........      A-1+          5.45    4/15/99        1,950,042
   2,500    Private Export Funding Corp.............      A-1+          4.68    5/6/99         2,439,550
- --------------------------------------------------------------------------------------------------------
                                                                                             130,127,784
TOTAL COMMERCIAL PAPER
- --------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements                      53

Phoenix Money Market Fund Series

                                                        STANDARD
  FACE                                                  & POOR'S
 VALUE                                                   RATING      INTEREST  MATURITY
 (000)                    DESCRIPTION                 (Unaudited)      RATE      DATE          VALUE
- --------    ----------------------------------------  ------------   --------  ---------   -------------

MEDIUM-TERM NOTES--4.9%

     575    General Electric Capital Corp...........      A-1+          8.10 %  1/26/99    $     577,942
   2,750    Associates Corporation of North
            America.................................      AA-           6.25    3/15/99        2,755,491
   1,500    General Electric Capital Corp...........      A-1+          5.98    3/19/99        1,501,373
   3,500    Associates Corporation of North
            America.................................      A-1+          5.65    6/15/99        3,496,474
   1,550    AT&T Capital Corp.......................      A-1+          6.58    9/3/99         1,561,302
     600    Associates Corporation of North
            America.................................      A-1+          6.75   10/15/99          610,036
- --------------------------------------------------------------------------------------------------------
                                                                                              10,502,618
TOTAL MEDIUM-TERM NOTES
- --------------------------------------------------------------------------------------------------------


                                                        STANDARD
  FACE                                                  & POOR'S
 VALUE                                                   RATING      INTEREST  MATURITY
 (000)                    DESCRIPTION                 (Unaudited)      RATE      DATE          VALUE
- --------    ----------------------------------------  ------------   --------  ---------   -------------

CERTIFICATES OF DEPOSIT--2.8%

   3,000    Deutsche Bank Financial, Inc............      A-1+          5.75 %  3/5/99     $   2,999,515
   3,000    Chase Manhattan Bank....................      A-1+          4.86    4/21/99        3,000,000
- --------------------------------------------------------------------------------------------------------
                                                                                               5,999,515
TOTAL CERTIFICATES OF DEPOSIT
- --------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--93.6%
(IDENTIFIED COST $201,471,050)                                                                201,471,050(a)
                                                                                               13,798,629
Cash and receivables, less liabilities--6.4%
                                                                                           --------------
                                                                                           $  215,269,679
NET ASSETS--100.0%
                                                                                           --------------
                                                                                           --------------

(a) Federal Income Tax Information: At October 31, 1998, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand notes. The interest rates shown reflect the rates currently in effect.
(c) Variable rate commercial paper. The interest rate shown reflects the rate currently in effect.

54                     See Notes to Financial Statements

Phoenix Money Market Fund Series

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998

ASSETS
Investment securities at value
  (Identified cost $201,471,050)                              $  201,471,050
Cash                                                                 229,586
Receivables
  Fund shares sold                                                16,668,993
  Interest                                                           850,306
  Investment securities sold                                          15,202
                                                              --------------
    Total assets                                                 219,235,137
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                          3,515,023
  Dividend distributions                                             131,778
  Transfer agent fee                                                  98,888
  Investment advisory fee                                             77,102
  Financial agent fee                                                 16,701
  Distribution fee                                                    13,920
  Trustees' fee                                                        3,600
Accrued expenses                                                     108,446
                                                              --------------
    Total liabilities                                              3,965,458
                                                              --------------
NET ASSETS                                                    $  215,269,679
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of benefical interest                  215,269,679
                                                              --------------
NET ASSETS                                                    $  215,269,679
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $195,291,918)              195,291,918
Net asset value and offering price per share                           $1.00

CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $19,977,761)                19,977,761
Net asset value and offering price per share                           $1.00

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME
Interest                                                      $   11,079,045
                                                              --------------
    Total investment income                                       11,079,045
                                                              --------------
EXPENSES
Investment advisory fee                                              786,202
Distribution fee, Class B                                            107,961
Financial agent fee                                                  135,568
Transfer agent                                                       359,360
Registration                                                          57,682
Custodian                                                             33,642
Printing                                                              30,878
Professional                                                          21,832
Trustees                                                              16,344
Miscellaneous                                                          2,020
                                                              --------------
    Total expenses                                                 1,551,489
                                                              --------------
NET INVESTMENT INCOME                                         $    9,527,556
                                                              --------------
                                                              --------------

                       See Notes to Financial Statements                      55

Phoenix Money Market Fund Series

                       STATEMENT OF CHANGES IN NET ASSETS

                                                      Year Ended        Year Ended
                                                       10/31/98          10/31/97
                                                    ---------------   ---------------
FROM OPERATIONS
  Net investment income                             $     9,527,556   $     9,307,014
                                                    ---------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                         (8,931,102)       (8,890,389)
  Net investment income, Class B                           (596,454)         (416,625)
                                                    ---------------   ---------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
   SHAREHOLDERS                                          (9,527,556)       (9,307,014)
                                                    ---------------   ---------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (1,101,598,303 and
   732,054,689 shares, respectively)                  1,101,598,303       732,054,689
  Net asset value of shares issued from
   reinvestment of distributions
   (7,964,222 and 8,138,566 shares, respectively)         7,964,222         8,138,566
  Cost of shares repurchased (1,102,965,310 and
   744,357,959 shares, respectively)                 (1,102,965,310)     (744,357,959)
                                                    ---------------   ---------------
Total                                                     6,597,215        (4,164,704)
                                                    ---------------   ---------------
CLASS B
  Proceeds from sales of shares (46,229,441 and
   35,539,707 shares, respectively)                      46,229,441        35,539,707
  Net asset value of shares issued from
   reinvestment of distributions
   (482,065 and 329,335 shares, respectively)               482,065           329,335
  Cost of shares repurchased (41,747,121 and
   31,078,203 shares, respectively)                     (41,747,121)      (31,078,203)
                                                    ---------------   ---------------
Total                                                     4,964,385         4,790,839
                                                    ---------------   ---------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS         11,561,600           626,135
                                                    ---------------   ---------------
  NET INCREASE IN NET ASSETS                             11,561,600           626,135
NET ASSETS
  Beginning of period                                   203,708,079       203,081,944
                                                    ---------------   ---------------
  END OF PERIOD                                     $   215,269,679   $   203,708,079
                                                    ---------------   ---------------
                                                    ---------------   ---------------

56                     See Notes to Financial Statements

Phoenix Money Market Fund Series

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS A
                                       ----------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31
                                       ----------------------------------------------------------------------
                                             1998           1997           1996           1995           1994
Net asset value, beginning of period   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                     0.049          0.048          0.047          0.053          0.032
                                       ----------     ----------     ----------     ----------     ----------
      TOTAL FROM INVESTMENT
        OPERATIONS                          0.049          0.048          0.047          0.053          0.032
                                       ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.049)        (0.048)        (0.047)        (0.053)        (0.032)
                                       ----------     ----------     ----------     ----------     ----------
Change in net asset value                      --             --             --             --             --
                                       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD         $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                       ----------     ----------     ----------     ----------     ----------
                                       ----------     ----------     ----------     ----------     ----------
Total return                                 5.00%          4.76%          4.67%          5.32%          3.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $195,292       $188,695       $192,859       $193,534       $196,566

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         0.73%          0.79%          0.84%          0.71%          0.85%
Net investment income                        4.90%          4.76%          4.68%          5.31%          3.19%

                                                                       CLASS B
                                       ------------------------------------------------------------------------
                                                                                                       FROM
                                                        YEAR ENDED OCTOBER 31                       INCEPTION
                                       -------------------------------------------------------      7/15/94 TO
                                             1998           1997           1996           1995       10/31/94
Net asset value, beginning of period   $     1.00     $     1.00     $     1.00     $     1.00     $       1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                     0.041          0.040          0.039          0.046            0.007
                                       ----------     ----------     ----------     ----------            -----
      TOTAL FROM INVESTMENT
        OPERATIONS                          0.041          0.040          0.039          0.046            0.007
                                       ----------     ----------     ----------     ----------            -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                 (0.041)        (0.040)        (0.039)        (0.046)          (0.007)
                                       ----------     ----------     ----------     ----------            -----
Change in net asset value                      --             --             --             --               --
                                       ----------     ----------     ----------     ----------            -----
NET ASSET VALUE, END OF PERIOD         $     1.00     $     1.00     $     1.00     $     1.00     $       1.00
                                       ----------     ----------     ----------     ----------            -----
                                       ----------     ----------     ----------     ----------            -----
Total return                                 4.22%          4.02%          3.93%          4.63%            0.70%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $19,978        $15,013        $10,223         $8,506           $2,086

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.48%          1.55%          1.59%          1.44%            1.60%(1)
  Net investment income                      4.15%          4.02%          3.92%          4.62%            3.46%(1)

(1)  Annualized
(2)  Not annualized

                       See Notes to Financial Statements                      57

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Each Series has distinct investment objectives. The Balanced Fund Series seeks to provide reasonable income, long-term capital growth and conservation of capital. The Growth Fund Series seeks long-term appreciation of capital. The Aggressive Growth Fund Series seeks appreciation of capital through the use of aggressive investment techniques. The High Yield Fund Series seeks to provide high current income. The U.S. Government Securities Fund Series seeks a high level of current income by investing in U.S. Government guaranteed or backed securities. The Money Market Fund Series seeks to provide as high a level of current income consistent with capital preservation and liquidity.

  Each Series offers both Class A and Class B shares and, additionally, High Yield Fund Series offers Class C shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

  The Money Market Fund Series uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Series to maintain a constant net asset value of $1 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. The Trust does not amortize premiums except for the Money Market Fund Series, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (CONTINUED)

separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each of the Series, except U.S. Government and Money Market Series, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Series as an unrealized gain (or loss). When the contract is closed, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed.

G. SECURITY LENDING:

  The Trust loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At October 31, 1998, the Trust had the following amounts of security loans:

                                                           Value of
                                           Value of       Securities
                                          Collateral       on Loan
                                         ------------    ------------
Balanced Fund Series...................  $ 38,154,870    $ 37,386,038
Growth Fund Series.....................     8,735,352       8,557,518
Aggressive Growth Fund Series..........     3,240,490       3,093,113
U.S. Government Securities Fund
  Series...............................    32,061,250      31,426,711

H. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

I. OPTIONS:

  The Trust, except for U.S. Government and Money Market Series, may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Series will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Series, except for U.S. Government and Money Market Series, may purchase options which are included in the Series' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  Each Series may engage in when-issued or delayed delivery transactions. The Series record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (CONTINUED)

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series:

                                            1st $1       $1-2        $2+
Series                                     Billion     Billion     Billion
- ----------------------------------------  ----------  ----------  ----------
Growth Fund Series......................       0.70%       0.65%       0.60%
Aggressive Growth Fund Series...........       0.70%       0.65%       0.60%
High Yield Fund Series..................       0.65%       0.60%       0.55%
Balanced Fund Series....................       0.55%       0.50%       0.45%
U.S. Government Securities Fund
  Series................................       0.45%       0.40%       0.35%
Money Market Fund Series................       0.40%       0.35%       0.30%

  The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund Series to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% for Class A shares and 1.60% for Class B shares of the average of the aggregate daily net asset value.

  Effective June 25, 1998, Roger Engemann & Associates, Inc. ("REA") was appointed subadvisor to the Aggressive Growth Fund Series. For its services, REA is paid a fee by the Adviser equal to 0.20% of the average daily net assets of the Aggressive Growth Fund Series up to $262 million, 0.35% of such value between $262 million and $1 billion, 0.325% of such value between $1 billion and $2 billion and 0.30% of such value in excess of $2 billion. REA is a wholly-owned subsidiary of Pasadena Capital Corporation which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, majority-owned subsidiary of PHL.

  Phoenix Equity Planning Corporation (PEPCO), an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained selling commissions of $461,952 for Class A shares, deferred sales charges of $585,576 for Class B shares and $819 for Class C shares, for the year ended October 31, 1998. In addition, each Series except the Money Market Fund Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares of the High Yield Fund Series applied to the average daily net assets of each Series; the distribution fee for the Money Market Fund Series is 0% and 0.75% for Class A and Class B, respectively. The distributor has advised the Trust that of the total amount expensed for the year ended October 31, 1998, $3,050,942 was earned by the Distributor, $10,549,446 was earned by unaffiliated participants, and $1,390,286 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO received a fee for bookkeeping, administration, and pricing services through May 31, 1998, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee applied.

  Effective June 1, 1998, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended October 31, 1998, transfer agent fees were $7,432,566 of which PEPCO retained $2,980,578 which is net of fees paid to State Street.

  At October 31, 1998, PHL and affiliates held Phoenix Series Fund shares which aggregated the following:

                                                       Aggregate
                                                       Net Asset
                                            Shares       Value
                                          ----------  -----------
Aggressive Growth Fund Series Class B...      14,432  $   190,209
High Yield Fund Series Class A..........         434        3,281
High Yield Fund Series Class C..........      11,295       85,166
U.S. Government Securities Fund Series
  Class A...............................         318        3,130
Money Market Fund Series Class A........  14,514,769   14,514,769

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the year ended October 31, 1998 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                          Purchases         Sales
                                        --------------  --------------
Balanced Fund Series..................  $1,837,877,310  $1,784,926,037
Growth Fund Series....................   2,803,419,498   3,091,877,488
Aggressive Growth Fund Series.........     410,813,935     452,277,666
High Yield Fund Series................     574,905,274     581,157,427
U.S. Government Securities Fund
  Series..............................      26,677,065      29,082,445

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (CONTINUED)

  Purchases and sales of U.S. Government and agency securities during the year ended October 31, 1998, aggregated the following:

                                          Purchases        Sales
                                        -------------  -------------
Balanced Fund Series..................  $ 374,060,649  $ 507,271,649
High Yield Fund Series................     27,908,752     48,306,172
U.S. Government Securities Fund
  Series..............................    504,383,698    488,337,773

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

  The following Series have capital loss carryforwards which may be used to offset future capital gains.

                                                        U.S.
                         Aggressive                  Government
                           Growth      High Yield    Securities
Expiration Date         Fund Series    Fund Series   Fund Series
- ---------------------  --------------  -----------  -------------
2002.................            --    $14,103,053   $ 5,893,108
2003.................            --     46,929,335            --
2004.................            --             --     2,433,827
2006.................    $6,125,512      1,533,950            --
                       --------------  -----------  -------------
  Total..............    $6,125,512    $62,566,338   $ 8,326,935
                       --------------  -----------  -------------
                       --------------  -----------  -------------

  For the fiscal year ended October 31, 1998, the following Series had losses deferred in prior years which were utilized or expired in the current year.

                                                        U.S.
                                                     Government
                                       High Yield    Securities
                                       Fund Series   Fund Series
                                       -----------  -------------
Utilized.............................           --   $ 4,607,775
Expired..............................  $66,472,552            --

6. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Series have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Series and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 1998, the Series recorded the following reclassifications to increase (decrease) the accounts listed below:

                            Undistributed    Accumulated        Capital paid
                                 net         net realized       in on shares
                             investment          gain          of beneficial
                            income (loss)       (loss)            interest
                            -------------  ----------------   ----------------
Balanced Fund Series......  $  1,441,573   $     (1,206,909)  $       (234,664)
Growth Fund Series........     6,323,768            (77,962)        (6,245,806)
Aggressive Growth
  Fund Series.............       572,877              5,677           (578,554)
High Yield Fund
  Series..................       244,230         19,801,509        (20,045,739)
U.S. Government
  Securities Fund
  Series..................       987,477         (1,819,398)           831,921

7. OTHER

  On May 27, 1998, the Board of Trustees of Phoenix Series Fund unanimously approved an Agreement and Plan of Reorganization relating to the proposed combination of the Phoenix Convertible Fund Series and Phoenix Income and Growth Fund.

  Pursuant to the Agreement, the Convertible Fund transferred substantially all of its assets to the Income and Growth Fund in exchange for shares of the Income and Growth Fund and the assumption by the Income and Growth Fund of certain identified liabilities of the Convertible Fund. Following the exchange, the Convertible Fund distributed the shares of the Income and Growth Fund to its shareholders pro rata, in liquidation of the Convertible Fund.

TAX INFORMATION NOTICE (UNAUDITED)

  For the fiscal year ended October 31, 1998, the following Series distributed long-term capital gain dividends as follows:

                                           Total
                                         Long-Term    28% Rate-Gain
                                       Distributions  Distributions
                                       -------------  -------------
Balanced Fund Series.................  $ 77,591,526   $  69,226,270
Growth Fund Series...................   353,560,785     251,587,362
Aggressive Growth Fund Series........     2,846,700       2,283,272

  For federal income tax purposes, 16.5% of the ordinary income dividends paid by the Balanced Fund Series qualify for the dividends received deduction for corporate shareholders.

  This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO]

To the Shareholders and Trustees of
Phoenix Series Fund

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Balanced Fund Series, the Growth Fund Series, the Aggressive Growth Fund Series, the High Yield Fund Series, the U.S. Government Securities Fund Series and the Money Market Fund Series (constituting the Phoenix Series Fund, hereinafter referred to as the "Fund") at October 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
December 17, 1998

                               PHOENIX SERIES FUND

                            PART C--OTHER INFORMATION

ITEM 23.   EXHIBITS

       a.1   Agreement and Declaration of Trust, as amended, filed via EDGAR as
             Exhibit 1.1 with Post-Effective Amendment No. 84 on February 27, 1997, and incorporated herein by reference.

       a.2 Amendments dated May 25, 1994 and August 24, 1994 to Agreement and Declaration of Trust, as amended, filed via EDGAR as Exhibit 1.2 with Post-Effective Amendment No. 84 on February 27, 1997, and incorporated herein by reference.

       a.3 Amendment dated November 15, 1995 to Agreement and Declaration of Trust, as amended, filed via EDGAR as Exhibit 1.3 with Post-Effective Amendment No. 83 on February 28, 1996, and incorporated herein by reference.

       a.4 Amendment dated May 22, 1996 to Agreement and Declaration of Trust, as amended, filed via EDGAR as Exhibit 1.4 with Post-Effective Amendment No. 84 on February 27, 1997, and incorporated herein by reference.

       b.    None.

       c. Reference is made to Article IV of the Registrant's Declaration of Trust, as amended, and filed with the Registration Statement referred to in Exhibit a.1.

       d.1 Investment Advisory Agreement between the Registrant and Phoenix Investment Counsel, Inc. dated January 1, 1994 covering the Aggressive Growth Fund Series, Balanced Fund, Growth Fund, High Yield Fund, Money Market Fund, and Bond Fund, filed via EDGAR as
             Exhibit 5 with Post-Effective Amendment No. 84 on February 27, 1997, and incorporated herein by reference.

       d.2 Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Roger Engemann & Associates, Inc. dated June 26, 1998 covering the Aggressive Growth Fund, filed via EDGAR with Post-Effective Amendment No. 87 on March 1, 1999, and incorporated herein by reference.


       d.3* Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Roger Engemann & Associates dated August 6, 1999, covering the Capital Growth Fund, to be filed by amendment.


       e.1 Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation, dated November 19, 1997, filed via EDGAR as
             Exhibit 6.1 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       e.2 Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers, filed via EDGAR as Exhibit 6.2 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       e.3 Form of Supplement to Phoenix Family of Funds Sales Agreement, filed via EDGAR as Exhibit 6.3 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       e.4 Form of Financial Institution Sales Contract for the Phoenix Family of Funds, filed via EDGAR as Exhibit 6.4 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       f.    None.

       g.1 Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997, filed via EDGAR as Exhibit 8.1 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       h.1 Transfer Agency and Service Agreement between Registrant and Phoenix Equity Planning Corporation dated June 1, 1994, filed via EDGAR as Exhibit 9.1 with Post-Effective Amendment No. 84 on February 27, 1997, and incorporated herein by reference.

       h.2 Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated November 19, 1997, filed via EDGAR as Exhibit 9.2 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       h.3 Sub-Transfer Agent Agreement Between Phoenix Equity Planning Corporation, and State Street Bank & Trust Company, dated July 21, 1994, filed via EDGAR as Exhibit 9.3 with Post-Effective Amendment No. 85 on December 27, 1997, and incorporated herein by reference.

                                       C1

       h.4 First Amendment to the Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation, effective as of February 27, 1998, filed via Edgar with Post-Effective Amendment No. 87 on March 1, 1999, and incorporated herein by reference.

       h.5 Second Amendment to Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation, dated July 31, 1998 filed via Edgar with Post-Effective Amendment No. 87 on March 1, 1999, and incorporated herein by reference.

       i. Opinion of Counsel as to legality of the shares, filed with Post-Effective Amendment No. 82 on March 1, 1995, and filed via EDGAR as Exhibit 10 with Post-Effective Amendment No. 84 on February 27, 1997, and incorporated by reference. (Consent or new opinion of counsel to be filed by amendment.)


       j.*   Written Consent of PricewaterhouseCoopers LLP.


       k.    Not Applicable.

       l.    None.

       m.1 Class A Shares Amended and Restated Distribution Plan pursuant to Rule 12-b 1 under the Investment Company Act of 1940, filed via EDGAR as Exhibit 15.1 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       m.2 Class B Shares Amended and Restated Distribution Plan pursuant to Rule 12-b 1 under the Investment Company Act of 1940, filed via EDGAR as Exhibit 15.2 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       m.3 Form of Class C Shares Amended and Restated Distribution Plan pursuant to Rule 12-b 1 under the Investment Company Act of 1940, filed via EDGAR as Exhibit 15.3 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       o.1 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan effective November 19, 1997, filed via EDGAR as Exhibit 18.1 with Post-Effective Amendment No. 85 on December 29, 1997, and incorporated herein by reference.

       o.2 First Amendment to Amended and Restated Plan pursuant to Rule 18f-3, effective August 26, 1998 filed via EDGAR with Post-Effective Amendment No. 87 on March 1, 1999, and incorporated herein by reference.

       p.1 Powers of Attorney for Ms. Curtiss and Messrs. Chesek, Conroy, Dalzell-Payne, Jeffries, Keith, Morris, Oates, Pedersen, Roth, Segerson and Weicker, filed via EDGAR with Post-Effective Amendment No. 86 on December 30, 1998, and incorporated herein by reference.
       ----------
       *Filed herewith

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND
   None.

ITEM 25.   INDEMNIFICATION
   Incorporated herein by reference is Post-Effective Amendment No. 53 to Registrant's Registration Statement (No. 2-14069) under the Securities Act of 1933.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
   See "Management of the Funds" in the Prospectus and "Services of the Adviser" and "Management of the Fund" in the Statement of Additional Information, each of which is included in this Post-Effective Amendment to the Registration Statement.


   For information as to the business, profession, vocation or employment of a substantial nature of director and officers of the Advisers reference is made to the Adviser's current Form ADV (PIC: SEC File No. 801-5995 and Duff & Phelps:
SEC File No. 801-14813) filed under the Investment Advisers Act of 1940, and incorporated herein by reference.


ITEM 27.   PRINCIPAL UNDERWRITERS
   (a) Equity Planning also serves as the principal underwriter for the following other registrants:


       Phoenix-Aberdeen Series Fund, Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix-Euclid Funds, Phoenix-Goodwin California Tax Exempt Bonds, Inc., Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc., Phoenix-Goodwin Multi-Sector Short Term Bond Fund, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix-Oakhurst Income & Growth Fund, Phoenix Strategic Allocation Fund, Inc., Phoenix-Seneca Funds Phoenix Strategic Equity Series Fund,


                                       C2

       Phoenix-Zweig Trust, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVAl.


   (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:

     NAME AND PRINCIPAL                                      POSITIONS AND OFFICES                    POSITIONS AND OFFICES
      BUSINESS ADDRESS                                         WITH DISTRIBUTOR                          WITH REGISTRANT
      ----------------                                         ----------------                          ---------------
Michael E. Haylon                                      Director                                   Executive Vice President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin                                   Director and President                     Trustee and President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

William R. Moyer                                       Director, Senior Vice President            Vice President
100 Bright Meadow Blvd.                                and Chief Financial Officer
P.O. Box 1900
Enfield, CT 06083-1900

John F. Sharry                                         Executive Vice President,                  Executive Vice President
56 Prospect St.                                        Retail Distribution
P.O. Box 150480
Hartford, CT 06115-0480

Leonard J. Saltiel                                     Managing Director,                         Vice President
56 Prospect St.                                        Operations and Service
P.O. Box 150480
Hartford, CT 06115-0480

G. Jeffrey Bohne                                       Vice President, Mutual Fund                Secretary
101 Munson Street                                      Customer Service
P.O. Box 810
Greenfield, MA 01302-0810

Nancy G. Curtiss                                       Vice President and Treasurer,              Treasurer
56 Prospect St.                                        Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480


Thomas N. Steenburg                                    Vice President, Counsel and                Assistant Secretary
55 East Monroe Street                                  Secretary
Suite 3600
Chicago, IL 60603


Jacqueline M. Porter                                   Assistant Vice President,                  Assistant Treasurer
56 Prospect Street                                     Financial Reporting
P.O. Box 150480
Hartford, CT 06115-0480

   (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS
     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include herein described Series' investment adviser, Phoenix Investment Counsel, Inc.; Registrant's financial agent, transfer agent and principal underwriter, Phoenix Equity Planning Corporation; Registrant's dividend disbursing agent and custodian, State Street Bank and Trust Company. The address of the Secretary of the Trust is 101 Munson Street, Greenfield, Massachusetts 01301; the address of Phoenix Investment Counsel, Inc. is 56 Prospect Street, Hartford, Connecticut 06115; the address of Duff & Phelps Investment Management Co. is 55 East Monroe Street, Chicago, Illinois 60603; the address of Phoenix Equity Planning Corporation is 100 Bright Meadow Boulevard, P.0. Box 2200, Enfield, Connecticut 06083-2200; the address of the dividend disbursing agent is P.O. Box 8301, Boston, Massachusetts 02266-8301, Attention: Phoenix Funds, and the address of the custodian is P.O. Box 351, Boston, Massachusetts 02101.

                                       C3

ITEM 29.   MANAGEMENT SERVICES
   All management-related service contracts are discussed in Part A or B of this Registration Statement.

ITEM 32.   UNDERTAKINGS
   Not applicable.





                                       C4

                                   SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 8th day of October, 1999.


                                                  PHOENIX SERIES FUND


ATTEST:  /s/ Pamela S. Sinofsky                   BY:   /s/ Philip R. McLoughlin
         -------------------------                      ------------------------
             Pamela S. Sinofsky                             Philip R. McLoughlin
             Assistant Secretary                            President

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated, on this 8th day of October, 1999.


                   SIGNATURE                       TITLE
                   ---------                       -----

----------------------------------------           Trustee
                Robert Chesek*

----------------------------------------           Trustee
               E. Virgil Conway*

             /s/ Nancy G. Curtiss                  Treasurer (Principal
----------------------------------------           Financial and
               Nancy G. Curtiss                    Accounting Officer)

----------------------------------------           Trustee
             Harry Dalzell-Payne*

----------------------------------------           Trustee
             Francis E. Jeffries*

----------------------------------------           Trustee
               Leroy Keith, Jr.*

           /s/ Philip R. McLoughlin                Trustee and President
----------------------------------------           (Principal Executive Officer)
             Philip R. McLoughlin

----------------------------------------           Trustee
              Everett L. Morris*

----------------------------------------           Trustee
                James M. Oates*

----------------------------------------           Trustee
              Calvin J. Pedersen*

----------------------------------------           Trustee
              Herbert Roth, Jr.*

----------------------------------------           Trustee
             Richard E. Segerson*

----------------------------------------           Trustee
            Lowell P. Weicker, Jr.*

   By /s/ Philip R. McLoughlin
       ---------------------------------
   * Philip R. McLoughlin Attorney-in-fact pursuant to powers of attorney filed previously.

                                       S-1